                                                SECURITIES ACT FILE NO. 33-52742

                                        INVESTMENT COMPANY ACT FILE NO. 811-7238

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                                   Pre-Effective Amendment No.          [ ]

                                   Post-Effective Amendment No.  37     [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

                                   Amendment No.  39                    [X]

                             SUNAMERICA SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
               (Address of Principal Executive Offices) (Zip Code)

                                 (800.858.8850)
              (Registrant's Telephone Number, including area code)

                              Nori L. Gabert, Esq.
                    Vice President and Deputy General Counsel
                      AIG SunAmerica Asset Management Corp.
                           2929 Allen Parkway, A36-03
                              Houston, Texas 77019
                    (Name and Address for Agent for Service)

                                    Copy to:

                              Mallary Reznik, Esq.
                          AIG Retirement Services, Inc.
                        1 SunAmerica Center, Century City
                       Los Angeles, California 90067-6022

                             Margery K. Neale, Esq.
                             Shearman & Sterling LLP
                              599 Lexington Avenue
                            New York, New York 10022

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b) of Rule 485

[X]      On May 2, 2005, pursuant to paragraph (b) of Rule 485

[ ]      60 days after filing pursuant to paragraph (a)(1)

[ ]      on (date), pursuant to paragraph (a)(1)

[ ]      75 days after filing pursuant to paragraph (a)(2)

[ ]      on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                 ----------------------------------------------

                                   PROSPECTUS

                                  MAY 2, 2005

                 ----------------------------------------------

                            SUNAMERICA SERIES TRUST

                             (CLASS 1, CLASS 2 AND


                                CLASS 3 SHARES)


                  --    Cash Management Portfolio
                  --    Corporate Bond Portfolio
                  --    Global Bond Portfolio
                  --    High-Yield Bond Portfolio
                  --    Worldwide High Income Portfolio
                  --    SunAmerica Balanced Portfolio
                  --    MFS Total Return Portfolio
                  --    Telecom Utility Portfolio
                  --    Equity Income Portfolio
                  --    Equity Index Portfolio
                  --    Growth-Income Portfolio
                  --    Federated American Leaders Portfolio
                  --    Davis Venture Value Portfolio
                  --    "Dogs" of Wall Street Portfolio
                  --    Alliance Growth Portfolio
                  --    Goldman Sachs Research Portfolio
                  --    MFS Massachusetts Investors Trust Portfolio
                  --    Putnam Growth: Voyager Portfolio
                  --    Blue Chip Growth Portfolio
                  --    Real Estate Portfolio
                  --    Small Company Value Portfolio
                  --    MFS Mid-Cap Growth Portfolio
                  --    Aggressive Growth Portfolio
                  --    Growth Opportunities Portfolio
                  --    Marsico Growth Portfolio
                  --    Technology Portfolio
                  --    Small & Mid Cap Value Portfolio
                  --    International Growth and Income Portfolio
                  --    Global Equities Portfolio
                  --    International Diversified Equities Portfolio
                  --    Emerging Markets Portfolio
                  --    Foreign Value Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................     42

ACCOUNT INFORMATION.........................................     49

ADDITIONAL INFORMATION ABOUT THE "DOGS" OF WALL STREET AND
  GOLDMAN SACHS RESEARCH PORTFOLIOS.........................     53

  Investment Strategy for the "Dogs" of Wall Street
     Portfolio..............................................     53

  Investment Strategy for the Goldman Sachs Research
     Portfolio..............................................     53

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     54

  Investment Strategies.....................................     54

GLOSSARY....................................................     63

  Investment Terminology....................................     63

  Risk Terminology..........................................     67

MANAGEMENT..................................................     71

  Information about the Investment Adviser and Manager......     71

  Information about the Subadvisers.........................     72

  Information about the Distributor.........................     74

  Portfolio Management......................................     75

  Custodian, Transfer and Dividend Paying Agent.............     93

FINANCIAL HIGHLIGHTS........................................     94

FOR MORE INFORMATION........................................    110


SunAmerica Series Trust

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------


The following questions and answers are designed to give you an overview of SunAmerica Series Trust (the "Trust") and to provide you with information about the Trust's thirty-two separate investment series ("Portfolios") and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begins on page 54, and the glossary that follows on page 63.



                             Q&A
FIXED INCOME PORTFOLIOS typically seek to provide high current income consistent with the preservation of capital by investing in fixed income securities.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

INCOME is interest payments from bonds or dividends from stocks.

TOTAL RETURN is a measure of performance which combines all elements of return including income and capital gain or loss; it represents the change in a value of an investment over a given period expressed as a percentage of the initial investment.

"HIGH QUALITY" INSTRUMENTS have a very strong capacity to pay interest and repay principal; they reflect the issuers' high creditworthiness and low risk of default.

"NET ASSETS" as referred to under "Principal Investment Strategy" takes into account borrowings for investment purposes.


Q:   WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
     STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal investment strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.


-----------------------------------------------------------------------------------------------
                                    FIXED INCOME PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Cash Management          high current yield         invests in a diversified selection of
  Portfolio                consistent with            money market instruments
                           liquidity and
                           preservation of capital
-----------------------------------------------------------------------------------------------
  Corporate Bond           high total return with     invests, under normal circumstances,
  Portfolio                only moderate price risk   at least 80% of net assets in fixed
                                                      income securities, but invests
                                                      primarily in investment grade fixed
                                                      income securities; may invest up to
                                                      35% in fixed income securities rated
                                                      below investment grade
-----------------------------------------------------------------------------------------------
  Global Bond Portfolio    high total return,         invests, under normal circumstances,
                           emphasizing current        at least 80% of net assets in high
                           income and, to a lesser    quality fixed income securities of
                           extent, capital            U.S. and foreign issuers and
                           appreciation               transactions in foreign currencies
-----------------------------------------------------------------------------------------------
  High-Yield Bond          high current income and,   invests, under normal circumstances,
  Portfolio                secondarily, capital       at least 80% of net assets in
                           appreciation               intermediate and long-term corporate
                                                      obligations, emphasizing high-yield,
                                                      high-risk fixed income securities
                                                      (junk bonds) with a primary focus on
                                                      "B" rated high-yield bonds
-----------------------------------------------------------------------------------------------
  Worldwide High Income    high current income and,   invests, under normal circumstances,
  Portfolio                secondarily, capital       at least 80% of net assets in high
                           appreciation               income securities of issuers located
                                                      throughout the world
-----------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

BALANCED PORTFOLIOS typically try to balance three different investment goals: capital appreciation, income and capital preservation by investing in a mixture of stocks, bonds and money market instruments.

CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

INDEX PORTFOLIOS typically are comprised of securities that make up or replicate a target index; the primary objective is to mirror the investment results of the index.

A "VALUE" PHILOSOPHY -- that of investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.



-----------------------------------------------------------------------------------------------
                            BALANCED OR ASSET ALLOCATION PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  SunAmerica Balanced      conservation of            maintains at all times a balanced
  Portfolio                principal and capital      portfolio of stocks and bonds, with
                           appreciation               at least 25% invested in fixed income
                                                      securities
-----------------------------------------------------------------------------------------------
  MFS Total Return         reasonable current         invests primarily in common stocks
  Portfolio                income, long-term          and fixed income securities, with an
                           capital growth and         emphasis on income-producing
                           conservation of capital    securities that appear to have some
                                                      potential for capital enhancement
-----------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------
                                       EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Telecom Utility          high current income and    invests, under normal circumstances,
  Portfolio                moderate capital           at least 80% of net assets in equity
                           appreciation               and debt securities of utility
                                                      companies
-----------------------------------------------------------------------------------------------
  Equity Income            long-term capital          invests primarily in equity
  Portfolio                appreciation and income    securities of companies which the
                                                      Subadviser believes are characterized
                                                      by the ability to pay above-average
                                                      dividends, the ability to finance
                                                      expected growth and strong management
-----------------------------------------------------------------------------------------------
  Equity Index Portfolio   investment results that    invests, under normal circumstances,
                           correspond with the        at least 80% of net assets in common
                           performance of the         stocks included in the S&P 500(R)
                           Standard & Poor's 500(R)
                           Composite Stock Price
                           Index (S&P 500(R))
-----------------------------------------------------------------------------------------------
  Growth-Income            growth of capital and      invests primarily in common stocks or
  Portfolio                income                     securities that demonstrate the
                                                      potential for appreciation and/or
                                                      dividends
-----------------------------------------------------------------------------------------------
  Federated American       growth of capital and      invests primarily in the securities
  Leaders Portfolio        income                     of high quality companies
-----------------------------------------------------------------------------------------------
  Davis Venture Value      growth of capital          invests primarily in common stocks of
  Portfolio                                           companies with market capitalizations
                                                      of at least $10 billion
-----------------------------------------------------------------------------------------------
  "Dogs" of Wall Street    total return (including    invests in thirty high dividend
  Portfolio                capital appreciation and   yielding common stocks selected
                           current income)            annually from the Dow Jones
                                                      Industrial Average and the broader
                                                      market (see page 53 for additional
                                                      information about the investment
                                                      strategy for the "Dogs" of Wall
                                                      Street Portfolio)
-----------------------------------------------------------------------------------------------


SunAmerica Series Trust

A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.




-------------------------------------------------------------------------------------------------
                                        EQUITY PORTFOLIOS
-------------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL             PRINCIPAL INVESTMENT STRATEGY
-------------------------------------------------------------------------------------------------
  Alliance Growth          long-term growth of        invests primarily in equity securities
  Portfolio                capital                    of a limited number of large, carefully
                                                      selected, high quality U.S. companies
                                                      that are judged likely to achieve
                                                      superior earnings
-------------------------------------------------------------------------------------------------
  Goldman Sachs Research   long-term growth of        invests, under normal circumstances, at
  Portfolio                capital                    least 80% of net assets in equity
                                                      investments selected for their
                                                      potential to achieve capital
                                                      appreciation over the long term (see
                                                      page 53 for additional information
                                                      about the investment strategy for the
                                                      Goldman Sachs Research Portfolio)
-------------------------------------------------------------------------------------------------
  MFS Massachusetts        reasonable current         invests primarily in equity securities
  Investors Trust          income and long-term
  Portfolio                growth of capital and
                           income
-------------------------------------------------------------------------------------------------
  Putnam Growth: Voyager   capital appreciation       invests primarily in common stocks of
  Portfolio                                           U.S. companies, with a focus on growth
                                                      stocks issued by companies the
                                                      Subadviser believes have above-average
                                                      growth potential and whose earnings are
                                                      likely to increase over time
-------------------------------------------------------------------------------------------------
  Blue Chip Growth         capital appreciation       invests, under normal circumstances, at
  Portfolio                                           least 80% of net assets in common
                                                      stocks that demonstrate the potential
                                                      for capital appreciation, issued by
                                                      large-cap companies
-------------------------------------------------------------------------------------------------
  Real Estate Portfolio    total return through a     invests, under normal circumstances, at
                           combination of growth      least 80% of net assets in securities
                           and income                 of companies principally engaged in or
                                                      related to the real estate industry or
                                                      that own significant real estate assets
                                                      or that primarily invest in real estate
                                                      financial instruments
-------------------------------------------------------------------------------------------------
  Small Company Value      long-term growth of        invests, under normal circumstances, at
  Portfolio                capital                    least 80% of net assets in a broadly
                                                      diversified portfolio of equity
                                                      securities of small companies generally
                                                      with market capitalizations ranging
                                                      from approximately $39 million to $2.9
                                                      billion
-------------------------------------------------------------------------------------------------
  MFS Mid-Cap Growth       long-term growth of        invests, under normal circumstances, at
  Portfolio                capital                    least 80% of net assets in equity
                                                      securities of medium-sized companies
                                                      that its Subadviser believes have
                                                      above-average growth potential
-------------------------------------------------------------------------------------------------
  Aggressive Growth        capital appreciation       invests primarily in equity securities
  Portfolio                                           of high growth companies including
                                                      small and medium sized growth companies
                                                      with market capitalizations of $1.5
                                                      billion to $15 billion
-------------------------------------------------------------------------------------------------
  Growth Opportunities     capital appreciation       invests in equity securities that
  Portfolio                                           demonstrate the potential for capital
                                                      appreciation, issued generally by
                                                      small-cap companies
-------------------------------------------------------------------------------------------------
  Marsico Growth           long-term growth of        invests, under normal circumstances, at
  Portfolio                capital                    least 65% in equity securities of large
                                                      companies with a general core position
                                                      of 20 to 30 common stocks
-------------------------------------------------------------------------------------------------


                                                         SunAmerica Series Trust

INTERNATIONAL PORTFOLIOS typically seek capital appreciation by investing significantly in securities traded in markets outside the U.S.

AN "EMERGING MARKET" COUNTRY is generally a country with a low or middle income economy or that is in the early stages of its industrialization cycle.



-----------------------------------------------------------------------------------------------
                                       EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Technology Portfolio     long-term capital          invests, under normal circumstances,
                           appreciation               at least 80% of net assets in equity
                                                      securities that demonstrate the
                                                      potential for capital appreciation,
                                                      issued by companies the Subadviser
                                                      believes are positioned to benefit
                                                      from involvement in technology and
                                                      technology-related industries
                                                      worldwide
-----------------------------------------------------------------------------------------------
  Small & Mid Cap Value    long-term growth of        invests, under normal circumstances,
  Portfolio                capital                    at least 80% of net assets in equity
                                                      securities of companies with small
                                                      and medium market capitalizations
                                                      that the Subadviser determines to be
                                                      undervalued
-----------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                                    INTERNATIONAL PORTFOLIOS
------------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  International Growth     growth of capital and,     invests primarily in common stocks of
  and Income Portfolio     secondarily, current       companies outside the U.S. that the
                           income                     Subadviser considers undervalued by
                                                      the market and offers a potential for
                                                      income
------------------------------------------------------------------------------------------------
  Global Equities          long-term growth of        invests primarily in common stocks or
  Portfolio                capital                    securities with common stock
                                                      characteristics of U.S. and foreign
                                                      issuers that demonstrate the potential
                                                      for appreciation and engages in
                                                      transactions in foreign currencies;
                                                      under normal circumstances, at least
                                                      80% of net assets of the Portfolio
                                                      will be invested in equity securities
------------------------------------------------------------------------------------------------
  International            long-term capital          invests primarily (in accordance with
  Diversified Equities     appreciation               country and sector weightings
  Portfolio                                           determined by its Subadviser) in
                                                      securities of foreign issuers that, in
                                                      the aggregate, replicate broad country
                                                      and sector indices; under normal
                                                      circumstances at least 80% of net
                                                      assets of the Portfolio will be
                                                      invested in equity securities
------------------------------------------------------------------------------------------------
  Emerging Markets         long-term capital          invests, under normal circumstances,
  Portfolio                appreciation               at least 80% of net assets in common
                                                      stocks and other equity securities of
                                                      companies that its Subadviser believes
                                                      have above-average growth prospects
                                                      primarily in emerging markets outside
                                                      the U.S.
------------------------------------------------------------------------------------------------
  Foreign Value            long-term growth of        invests, under normal circumstances,
  Portfolio                capital                    at least 80% of net assets in equity
                                                      and debt securities of companies and
                                                      governments outside the U.S.,
                                                      including emerging markets
------------------------------------------------------------------------------------------------

SunAmerica Series Trust

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?


A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 54 describe various additional risks.


    Risks of Investing in Equity Securities

    The EQUITY INCOME, EQUITY INDEX, GROWTH-INCOME, FEDERATED AMERICAN LEADERS, DAVIS VENTURE VALUE, "DOGS" OF WALL STREET, ALLIANCE GROWTH, GOLDMAN SACHS RESEARCH, MFS MASSACHUSETTS INVESTORS TRUST, PUTNAM GROWTH: VOYAGER, BLUE CHIP GROWTH, REAL ESTATE, SMALL COMPANY VALUE, MFS MID-CAP GROWTH, AGGRESSIVE GROWTH, GROWTH OPPORTUNITIES, MARSICO GROWTH, TECHNOLOGY, SMALL & MID CAP VALUE, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES, INTERNATIONAL DIVERSIFIED EQUITIES, EMERGING MARKETS and FOREIGN VALUE PORTFOLIOS invest primarily in equity securities. In addition, the SUNAMERICA BALANCED, MFS TOTAL RETURN and TELECOM UTILITY PORTFOLIOS invest significantly in equities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Growth Stocks

    Growth stocks are historically volatile, which will particularly affect the GROWTH-INCOME, ALLIANCE GROWTH, GOLDMAN SACHS RESEARCH, MFS MASSACHUSETTS INVESTORS TRUST, PUTNAM GROWTH: VOYAGER, BLUE CHIP GROWTH, MFS MID-CAP GROWTH, AGGRESSIVE GROWTH, GROWTH OPPORTUNITIES, MARSICO GROWTH, TECHNOLOGY and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS.

    Risks of Value Investing

    The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the FEDERATED AMERICAN LEADERS, TELECOM UTILITY, DAVIS VENTURE VALUE, MFS TOTAL RETURN, SMALL COMPANY VALUE, SMALL & MID CAP VALUE and FOREIGN VALUE PORTFOLIOS.

    Risks of Investing in Bonds

    The CORPORATE BOND, GLOBAL BOND, HIGH-YIELD BOND and WORLDWIDE HIGH INCOME PORTFOLIOS invest primarily in bonds. In addition, the SUNAMERICA BALANCED, MFS TOTAL RETURN and TELECOM UTILITY PORTFOLIOS may invest significantly in bonds. As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Junk Bonds


    The HIGH-YIELD BOND and WORLDWIDE HIGH INCOME PORTFOLIOS invest predominantly in junk bonds, which are considered speculative. The CORPORATE BOND, SUNAMERICA BALANCED, MFS TOTAL RETURN, EQUITY INCOME, GOLDMAN SACHS RESEARCH, MARSICO GROWTH, MFS MID-CAP GROWTH and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS also may invest significantly in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.


    Risks of Investing in Money Market Securities

    You should be aware that an investment in the CASH MANAGEMENT PORTFOLIO is subject to the risk that the value of its investments in high-quality short-term debt obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value.

                                                         SunAmerica Series Trust

    Risks of Investing Internationally

    Except for the CASH MANAGEMENT PORTFOLIO, all of the Portfolios may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities. These risks affect all the Portfolios except for the CASH MANAGEMENT PORTFOLIO and are primary risks of the GLOBAL BOND, WORLDWIDE HIGH INCOME, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES, INTERNATIONAL DIVERSIFIED EQUITIES, EMERGING MARKETS and FOREIGN VALUE PORTFOLIOS.

    Risks of Investing in Emerging Market Countries


    The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. The WORLDWIDE HIGH INCOME, INTERNATIONAL DIVERSIFIED EQUITIES, EMERGING MARKETS and FOREIGN VALUE PORTFOLIOS invest significantly in emerging market countries. In addition, the GLOBAL BOND, INTERNATIONAL GROWTH AND INCOME, GOLDMAN SACHS RESEARCH, MFS MASSACHUSETTS INVESTORS TRUST, MFS MID-CAP GROWTH, TECHNOLOGY and GLOBAL EQUITIES PORTFOLIOS may also invest in emerging market countries.


    Risks of Investing in Smaller Companies


    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the SMALL COMPANY VALUE, PUTNAM GROWTH: VOYAGER, AGGRESSIVE GROWTH, GROWTH OPPORTUNITIES, TECHNOLOGY, SMALL & MID CAP VALUE, REAL ESTATE, INTERNATIONAL GROWTH AND INCOME and EMERGING MARKETS PORTFOLIOS.


    Risks of a "Passively Managed" Strategy

    Each of the EQUITY INDEX and "DOGS" OF WALL STREET PORTFOLIOS will not deviate from its strategy (except to the extent necessary to comply with federal tax laws). If a Portfolio is committed to a strategy that is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolios will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolios may be more susceptible to general market declines than other Portfolios.

    Risks of Investing in Utility Securities

    The TELECOM UTILITY PORTFOLIO invests primarily in equity and debt securities of utility companies. Utility companies include companies engaged in the production, generation, transportation, distribution and sale of electricity, water, natural gas and oil, companies engaged in telecommunications, including cable and satellite television and companies that provide infrastructure or related services and products to these utility companies. Such utility securities entail certain risks including:
    (i) utility companies' historic difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; (vi) difficulties in obtaining fuel at reasonable prices and
    (vii) potential effect of deregulation.

    Risks of Investing in Real Estate Securities


    The REAL ESTATE PORTFOLIO invests primarily in the real estate industry. In addition, the GOLDMAN SACHS RESEARCH and TELECOM UTILITY PORTFOLIOS invest significantly in real estate securities. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. Most of the Portfolios' investments are, and likely will continue to be, interests in Real Estate Investment Trusts ("REITs").


SunAmerica Series Trust

    Risks of Investing in "Non-Diversified" Portfolios


    The GLOBAL BOND, WORLDWIDE HIGH INCOME, "DOGS" OF WALL STREET and MARSICO GROWTH PORTFOLIOS are organized as "non-diversified" Portfolios. A non-diversified Portfolio can invest a larger portion of assets in the securities of a single company than can some other mutual funds. By concentrating in a smaller number of securities, a Portfolio's risk is increased because the effect of each security on the Portfolio's performance is greater.


    Risks of Investing in Technology Companies


    Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio that invests in technology companies may be considerably more volatile than those of a fund that does not invest in technology companies. This will particularly affect the AGGRESSIVE GROWTH, GROWTH OPPORTUNITIES, TECHNOLOGY, SMALL & MID CAP VALUE, FOREIGN VALUE and MARSICO GROWTH PORTFOLIOS.


    Additional Principal Risks

    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and comparing the Portfolios' average annual returns to those of an appropriate market index. Class 1, Class 2 and/or Class 3 shares are not offered in all Portfolios. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                          CASH MANAGEMENT PORTFOLIO CLASS 1
                                                          ---------------------------------
1995                                                                    5.48%
1996                                                                    4.91%
1997                                                                    5.22%
1998                                                                    5.05%
1999                                                                    4.87%
2000                                                                    6.05%
2001                                                                    3.67%
2002                                                                    1.40%
2003                                                                    0.63%
2004                                                                    0.86%



During the period shown in the bar chart, the highest return for a quarter was 1.58% (quarter ended 12/31/00) and the lowest return for a quarter was 0.08% (quarter ended 12/31/03). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.47%.

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED  PAST ONE   PAST FIVE       PAST TEN            CLASS 2              CLASS 3
DECEMBER 31, 2004)                YEAR       YEARS          YEARS         SINCE INCEPTION(1)   SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------------------------------
 Cash Management
   Portfolio Class 1              0.86%      2.50%           3.80%                N/A                  N/A
             Class 2              0.62%       N/A             N/A                1.05%                 N/A
             Class 3              0.53%       N/A             N/A                 N/A                 0.56%
------------------------------------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                            CORPORATE BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                           CORPORATE BOND PORTFOLIO CLASS 1
                                                           --------------------------------
1995                                                                    17.78%
1996                                                                     4.49%
1997                                                                    10.90%
1998                                                                     6.05%
1999                                                                    -1.85%
2000                                                                     5.03%
2001                                                                     7.59%
2002                                                                     7.46%
2003                                                                    11.94%
2004                                                                     6.82%



During the period shown in the bar chart, the highest return for a quarter was 5.94% (quarter ended 06/30/95) and the lowest return for a quarter was -1.90% (quarter ended 06/30/04). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.09%.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURNS
     (AS OF THE CALENDAR YEAR ENDED       PAST ONE   PAST FIVE       PAST TEN            CLASS 2              CLASS 3
           DECEMBER 31, 2004)               YEAR       YEARS          YEARS         SINCE INCEPTION(1)   SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------------------------
 Corporate Bond Portfolio   Class 1         6.82%      7.74%           7.51%                 N/A                  N/A
                            Class 2         6.67%       N/A             N/A                 8.25%                 N/A
                            Class 3         6.59%       N/A             N/A                  N/A                 9.53%
---------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Credit Index(2)       5.34%      8.65%           8.41%                7.98%                7.16%
---------------------------------------------------------------------------------------------------------------------------
 Merrill Lynch High Yield Master II
   Index(3)                                10.87%      6.68%           8.27%               10.21%               10.87%
---------------------------------------------------------------------------------------------------------------------------
 Blended Index(4)                           6.63%      8.22%           8.42%                8.61%               10.37%
---------------------------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.


(2) The Lehman Brothers U.S. Credit Index is a broad measure of the U.S. investment grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.



(3) The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market.



(4) The Blended Index consists of 75% of Lehman Brothers U.S. Credit Index and 25% of Merrill Lynch High Yield Master II Index.


                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                             GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                              GLOBAL BOND PORTFOLIO CLASS 1
                                                              -----------------------------
1995                                                                     17.64%
1996                                                                      9.36%
1997                                                                     10.03%
1998                                                                     10.87%
1999                                                                     -1.05%
2000                                                                      9.27%
2001                                                                      5.05%
2002                                                                      5.88%
2003                                                                      3.58%
2004                                                                      3.96%



During the period shown in the bar chart, the highest return for a quarter was 5.66% (quarter ended 09/30/98) and the lowest return for a quarter was -1.65% (quarter ended 06/30/04). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 1.38%.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURNS
     (AS OF THE CALENDAR YEAR ENDED         PAST ONE      PAST FIVE       PAST TEN            CLASS 2              CLASS 3
           DECEMBER 31, 2004)                 YEAR          YEARS          YEARS         SINCE INCEPTION(1)   SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio  Class 1               3.96%         5.53%           7.35%                N/A                  N/A
                        Class 2               3.88%          N/A             N/A                4.30%                 N/A
                        Class 3               3.71%          N/A             N/A                 N/A                 4.00%
--------------------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Global Government Bond
   Index (hedged)(2)                          4.88%         6.42%           8.10%               5.33%                3.67%
--------------------------------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.

(2) The J.P. Morgan Global Government Bond Index (hedged) tracks the performance of bonds throughout the world, including issues from Europe, Australia, the Far East and the United States.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                           HIGH-YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                           HIGH-YIELD BOND PORTFOLIO CLASS 1
                                                           ---------------------------------
1995                                                                    14.24%
1996                                                                    14.57%
1997                                                                    14.42%
1998                                                                    -2.95%
1999                                                                     6.50%
2000                                                                    -9.30%
2001                                                                    -4.30%
2002                                                                    -5.93%
2003                                                                    31.74%
2004                                                                    17.50%



During the period shown in the bar chart, the highest return for a quarter was 11.49% (quarter ended 06/30/03) and the lowest return for a quarter was -8.40% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -0.28%.

--------------------------------------------------------------------------------


    AVERAGE ANNUAL TOTAL RETURNS
   (AS OF THE CALENDAR YEAR ENDED     PAST ONE   PAST FIVE   PAST TEN        CLASS 2              CLASS 3
         DECEMBER 31, 2004)             YEAR       YEARS      YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------------
 High-Yield Bond Portfolio Class 1     17.50%      4.80%       6.94%             N/A                  N/A
                           Class 2     17.19%       N/A         N/A             9.79%                 N/A
                           Class 3     17.27%       N/A         N/A              N/A                24.18%
---------------------------------------------------------------------------------------------------------------
 Merrill Lynch High Yield Master II
   Index(2)                            10.87%      6.68%       8.27%           10.21%               10.87%
---------------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.


(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.



(2) The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.


                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                        WORLDWIDE HIGH INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                    WORLDWIDE HIGH INCOME PORTFOLIO CLASS 1
                                                    ---------------------------------------
1995                                                                 20.97%
1996                                                                 25.32%
1997                                                                 15.54%
1998                                                                -17.07%
1999                                                                 19.31%
2000                                                                 -2.96%
2001                                                                 -3.20%
2002                                                                 -0.39%
2003                                                                 25.94%
2004                                                                  9.37%



During the period shown in the bar chart, the highest return for a quarter was 12.07% (quarter ended 06/30/95) and the lowest return for a quarter was -24.35% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.56%.

--------------------------------------------------------------------------------


     AVERAGE ANNUAL TOTAL RETURNS
    (AS OF THE CALENDAR YEAR ENDED       PAST ONE   PAST FIVE   PAST TEN        CLASS 2              CLASS 3
          DECEMBER 31, 2004)               YEAR       YEARS     YEARS(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------------
 Worldwide High Income
   Portfolio Class 1                       9.37%       5.20%      8.37%             N/A                  N/A
             Class 2                       9.25%        N/A        N/A             9.14%                 N/A
             Class 3                       9.16%        N/A        N/A              N/A                18.44%
------------------------------------------------------------------------------------------------------------------
 First Boston High-Yield Bond Index(2)    11.95%       8.17%      8.62%           12.21%               19.50%
------------------------------------------------------------------------------------------------------------------
 J.P. Morgan EMBI Global Index(3)         11.73%      12.99%     14.49%           13.26%               19.92%
------------------------------------------------------------------------------------------------------------------
 Blended Index(4)                         11.91%      10.66%     11.78%           13.61%               19.51%
------------------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.


(1) Inception date: Class 2 is July 9, 2001 and Class 3 is November 11, 2002. The since inception returns for the comparative indices are as of the inception date month end.



(2) The First Boston High-Yield Bond Index is a trader-priced portfolio constructed to mirror the public high-yield debt market. Securities in the index are rated BB or lower.


(3) The J.P. Morgan EMBI Global Index is a market-weighted index composed of U.S. dollar denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

(4) The Blended Index consists of 50% of First Boston High-Yield Bond Index and 50% of J.P. Morgan Emerging Markets Bond Index (EMBI) Global Index for index comparison purposes of the asset and country composition of the Portfolio.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                         SUNAMERICA BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                      SUNAMERICA BALANCED PORTFOLIO CLASS 1
                                                      -------------------------------------
1997                                                                  24.48%
1998                                                                  24.61%
1999                                                                  21.40%
2000                                                                  -9.43%
2001                                                                 -13.14%
2002                                                                 -15.18%
2003                                                                  15.07%
2004                                                                   6.84%



During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 12/31/98) and the lowest return for a quarter was -11.19% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -2.14%.

--------------------------------------------------------------------------------


 AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED  PAST ONE   PAST FIVE        CLASS 1              CLASS 2              CLASS 3
      DECEMBER 31, 2004)          YEAR       YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
-------------------------------------------------------------------------------------------------------------------
 SunAmerica Balanced
   Portfolio Class 1               6.84%     -3.88%          6.42%                 N/A                   N/A
             Class 2               6.62%       N/A            N/A                 0.19%                  N/A
             Class 3               6.52%       N/A            N/A                  N/A                  9.25%
-------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)              10.88%     -2.30%          8.85%                2.00%                21.39%
-------------------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S.
   Aggregate Index(3)              4.34%      7.71%          7.24%                6.56%                 4.46%
-------------------------------------------------------------------------------------------------------------------
 Treasury Bills(4)                 1.39%      2.67%          3.62%                1.47%                 1.23%
-------------------------------------------------------------------------------------------------------------------
 Blended Index(4)                  7.66%      1.98%          8.15%                3.60%                13.36%
-------------------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is June 3, 1996; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(4) The Blended Index consists of 55% S&P 500(R) Index, 35% Lehman Brothers U.S. Aggregate Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           MFS TOTAL RETURN PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                          MFS TOTAL RETURN PORTFOLIO CLASS 1
                                                          ----------------------------------
1995                                                                    27.64%
1996                                                                     9.94%
1997                                                                    16.90%
1998                                                                    19.53%
1999                                                                     2.88%
2000                                                                    17.01%
2001                                                                     0.52%
2002                                                                    -4.85%
2003                                                                    16.86%
2004                                                                    11.30%



During the period shown in the bar chart, the highest return for a quarter was 13.55% (quarter ended 12/31/98) and the lowest return for a quarter was -8.16% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -0.73%.

--------------------------------------------------------------------------------


    AVERAGE ANNUAL TOTAL RETURNS
   (AS OF THE CALENDAR YEAR ENDED      PAST ONE   PAST FIVE   PAST TEN        CLASS 2              CLASS 3
         DECEMBER 31, 2004)              YEAR       YEARS     YEARS(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
----------------------------------------------------------------------------------------------------------------
 MFS Total Return
   Portfolio Class 1                    11.30%       7.80%     11.37%           N/A                   N/A
             Class 2                    11.09%        N/A        N/A           6.46%                  N/A
             Class 3                    11.02%        N/A        N/A            N/A                 14.31%
----------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                    10.88%      -2.30%     12.07%          2.00%                21.39%
----------------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate
   Index(3)                              4.34%       7.71%      7.72%          6.56%                 4.46%
----------------------------------------------------------------------------------------------------------------
 Treasury Bills(4)                       1.39%       2.67%      3.88%          1.47%                 1.23%
----------------------------------------------------------------------------------------------------------------
 Blended Index(4)                        7.66%       1.98%     10.05%          3.60%                13.36%
----------------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.


(1) Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002. The since inception returns for the comparative indices are as of the inception date month end.


(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(4) The Blended Index consists of 35% Lehman Brothers U.S. Aggregate Index, 55% S&P 500(R) Index and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                           TELECOM UTILITY PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                           TELECOM UTILITY PORTFOLIO CLASS 1
                                                           ---------------------------------
1997                                                                     25.73%
1998                                                                     14.04%
1999                                                                      1.78%
2000                                                                     -9.00%
2001                                                                    -13.76%
2002                                                                    -23.77%
2003                                                                     18.75%
2004                                                                     16.89%



During the period shown in the bar chart, the highest return for a quarter was 15.95% (quarter ended 06/30/03) and the lowest return for a quarter was -18.24% (quarter ended 9/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -0.69%.


--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS
 (AS OF THE CALENDAR YEAR ENDED       PAST ONE   PAST FIVE   CLASS 1 SINCE      CLASS 2 SINCE      CLASS 3 SINCE
 DECEMBER 31, 2004)                    YEAR       YEARS      INCEPTION(1)       INCEPTION(1)       INCEPTION(1)
-------------------------------------------------------------------------------------------------------------------
 Telecom Utility Portfolio Class 1     16.89%      -3.65%         3.33%                N/A                N/A
                           Class 2     16.61%        N/A           N/A               -1.46%               N/A
                           Class 3     16.53%        N/A           N/A                 N/A              18.70%
-------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                   10.88%      -2.30%         8.85%               2.00%             18.45%
-------------------------------------------------------------------------------------------------------------------
 S&P Utility Index(3)                  24.22%       3.71%         6.30%              -4.65%             28.88%
-------------------------------------------------------------------------------------------------------------------
 S&P Telecommunication Services
   Index(4)                            19.86%     -14.58%         2.18%              -7.70%             14.18%
-------------------------------------------------------------------------------------------------------------------
 Blended Index(5)                      21.47%      -7.47%         4.54%              -5.80%             19.39%
-------------------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is June 3, 1996; Class 2 is July 9, 2001; and Class 3 is November 11, 2002.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The S&P Utility Index is presently comprised of 40 stocks from the electric and natural gas industries.


(4) The S&P Telecommunication Services Index (formerly, the S&P Communications Service Index) is comprised of the companies listed in the telecommunications sectors of the S&P 400(R), 500(R), and 600(R). Created in July of 1996, the S&P Telecommunication Services Index includes cellular and wireless service providers including pagers, long distance providers and the telephone group companies (local service providers).



(5) The Blended Index is comprised of 35% S&P Utility Index and 65% S&P Telecommunication Services Index on a market capitalization weighted basis.


                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                            EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                             EQUITY INCOME PORTFOLIO CLASS 1
                                                             -------------------------------
1999                                                                       4.16%
2000                                                                      12.22%
2001                                                                      -4.22%
2002                                                                     -16.84%
2003                                                                      26.12%
2004                                                                       8.72%



During the period shown in the bar chart, the highest return for a quarter was 16.57% (quarter ended 06/30/03) and the lowest return for a quarter was -16.56% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -0.92%.


--------------------------------------------------------------------------------

         AVERAGE ANNUAL TOTAL RETURNS (AS OF THE           PAST ONE       PAST FIVE        SINCE
          CALENDAR YEAR ENDED DECEMBER 31, 2004)            YEAR           YEARS          INCEPTION(1)
-----------------------------------------------------------------------------------------------------
 Equity Income Portfolio Class 1                             8.72%           4.15%           4.96%
-----------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                        10.88%          -2.30%           2.50%
-----------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.


(1)   Inception date for Class 1 is December 14, 1998.


(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                             EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                              EQUITY INDEX PORTFOLIO CLASS 1
                                                              ------------------------------
1999                                                                      17.14%
2000                                                                      -9.46%
2001                                                                     -12.26%
2002                                                                     -22.42%
2003                                                                      27.80%
2004                                                                      10.33%



During the period shown in the bar chart, the highest return for a quarter was 15.08% (quarter ended 06/30/03) and the lowest return for a quarter was -17.20% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -2.33%.


--------------------------------------------------------------------------------

         AVERAGE ANNUAL TOTAL RETURNS (AS OF THE           PAST ONE    PAST FIVE     SINCE
          CALENDAR YEAR ENDED DECEMBER 31, 2004)            YEAR        YEARS       INCEPTION(1)
----------------------------------------------------------------------------------------------
 Equity Index Portfolio Class 1                             10.33%       -2.77%        1.52%
----------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                        10.88%       -2.30%        2.50%
----------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.


(1)   Inception date for Class 1 is December 14, 1998.


(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                            GROWTH-INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                            GROWTH-INCOME PORTFOLIO CLASS 1
                                                            -------------------------------
1995                                                                     34.10%
1996                                                                     24.06%
1997                                                                     33.91%
1998                                                                     30.74%
1999                                                                     30.04%
2000                                                                     -8.34%
2001                                                                    -15.90%
2002                                                                    -21.15%
2003                                                                     25.62%
2004                                                                     11.56%



During the period shown in the bar chart, the highest return for a quarter was 28.51% (quarter ended 12/31/98) and the lowest return for a quarter was -19.39% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -4.94%.


--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURNS                                                          CLASS 3
  (AS OF THE CALENDAR YEAR ENDED   PAST ONE   PAST FIVE   PAST TEN   CLASS 2 SINCE        SINCE
        DECEMBER 31, 2004)          YEAR       YEARS      YEARS      INCEPTION(1)       INCEPTION(1)
--------------------------------------------------------------------------------------------------------
 Growth-Income Portfolio Class 1    11.56%      -3.16%     12.43%          N/A                 N/A
                         Class 2    11.32%        N/A        N/A          0.90%                N/A
                         Class 3    11.29%        N/A        N/A           N/A               17.14%
--------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                10.88%      -2.30%     12.07%         2.00%              21.39%
--------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.


(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.


(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those in smaller companies.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                      FEDERATED AMERICAN LEADERS PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                               FEDERATED AMERICAN LEADERS PORTFOLIO CLASS 1
                                               --------------------------------------------
1997                                                              31.43%
1998                                                              17.96%
1999                                                               6.19%
2000                                                               2.39%
2001                                                              -2.33%
2002                                                             -19.78%
2003                                                              27.57%
2004                                                               9.91%



During the period shown in the bar chart, the highest return for a quarter was 16.96% (quarter ended 06/30/03) and the lowest return for a quarter was -19.38% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.41%.


--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS
 (AS OF THE CALENDAR YEAR ENDED          PAST ONE   PAST FIVE   CLASS 1 SINCE      CLASS 2 SINCE      CLASS 3 SINCE
 DECEMBER 31, 2004)                       YEAR       YEARS      INCEPTION(1)       INCEPTION(1)       INCEPTION(1)
----------------------------------------------------------------------------------------------------------------------
 Federated American Leaders
   Portfolio(2) Class 1                    9.91%       2.38%         8.45%               N/A                 N/A
                Class 2                    9.78%        N/A           N/A               2.67%                N/A
                Class 3                    9.63%        N/A           N/A                N/A               19.93%
----------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(3)                      10.88%      -2.30%         8.85%              2.00%              21.39%
----------------------------------------------------------------------------------------------------------------------
 S&P 500(R)/Barra Value Index(4)          15.71%       2.48%         9.16%              3.11%              25.78%
----------------------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is June 3, 1996; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) Prior to May 1, 2003, the Federated American Leaders Portfolio was named the Federated Value Portfolio.

(3) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those in smaller companies.

(4) The S&P 500(R)/Barra Value Index is designed to differentiate between fast growing companies and slower growing or undervalued companies. Standard & Poor's and Barra cooperate to employ a price to book value calculation, whereby the market capitalization of an index (S&P 500(R), S&P MidCap 400(R), S&P SmallCap 600(R)) is divided equally between growth and value. The growth and value definition are only available on the U.S. indices. The indices are rebalanced twice per year.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                         DAVIS VENTURE VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                       DAVIS VENTURE VALUE PORTFOLIO CLASS 1
                                                       -------------------------------------
1995                                                                   37.45%
1996                                                                   24.76%
1997                                                                   34.32%
1998                                                                   13.73%
1999                                                                   16.11%
2000                                                                    9.47%
2001                                                                  -11.32%
2002                                                                  -16.77%
2003                                                                   33.16%
2004                                                                   13.50%



During the period shown in the bar chart, the highest return for a quarter was 21.07% (quarter ended 12/31/98) and the lowest return for a quarter was -14.87% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.46%.

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED  PAST ONE   PAST FIVE   PAST TEN        CLASS 2              CLASS 3
DECEMBER 31, 2004)                YEAR       YEARS      YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------
 Davis Venture Value
  Portfolio Class 1              13.50%       4.08%     14.02%            N/A                   N/A
            Class 2              13.34%        N/A        N/A            5.96%                  N/A
            Class 3              13.22%        N/A        N/A             N/A                 23.22%
---------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)             10.88%      -2.30%     12.07%           2.00%                21.39%
---------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.


(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.


(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                        "DOGS" OF WALL STREET PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                       DOGS OF WALL STREET PORTFOLIO CLASS 1
                                                       -------------------------------------
1999                                                                  -7.08%
2000                                                                   2.94%
2001                                                                   7.91%
2002                                                                  -6.57%
2003                                                                  20.06%
2004                                                                   9.58%



During the period shown in the bar chart, the highest return for a quarter was 15.56% (quarter ended 06/30/99) and the lowest return for a quarter was -16.32% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.96%.


--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED  PAST ONE   PAST FIVE   CLASS 1 SINCE       CLASS 2 SINCE      CLASS 3 SINCE
DECEMBER 31, 2004)               YEAR       YEARS      INCEPTION(1)        INCEPTION(1)       INCEPTION(1)
--------------------------------------------------------------------------------------------------------------
 "Dogs" of Wall Street
   Portfolio Class 1              9.58%       6.43%           3.50%              N/A                 N/A
             Class 2              9.44%        N/A             N/A              7.30%                N/A
             Class 3              9.35%        N/A             N/A               N/A               16.72%
--------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)             10.88%      -2.30%           2.94%             2.00%              21.39%
--------------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is April 1, 1998; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those of smaller companies.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                          ALLIANCE GROWTH PORTFOLIO CLASS 1
                                                          ---------------------------------
1995                                                                    43.79%
1996                                                                    29.11%
1997                                                                    31.43%
1998                                                                    52.23%
1999                                                                    33.07%
2000                                                                   -19.47%
2001                                                                   -14.00%
2002                                                                   -31.26%
2003                                                                    25.76%
2004                                                                     7.94%



During the period shown in the bar chart, the highest return for a quarter was 32.57% (quarter ended 12/31/98) and the lowest return for a quarter was -16.67% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -6.73%.

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED  PAST ONE   PAST FIVE   PAST TEN        CLASS 2              CLASS 3
DECEMBER 31, 2004)                YEAR       YEARS      YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------
 Alliance Growth
   Portfolio Class 1              7.94%      -8.36%     12.31%             N/A                  N/A
             Class 2              7.74%        N/A        N/A            -2.04%                 N/A
             Class 3              7.65%        N/A        N/A              N/A                13.53%
---------------------------------------------------------------------------------------------------------
 Russell 1000(R) Growth
   Index(2)                       6.30%      -9.29%      9.59%           -1.33%               18.95%
---------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.

(2) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                        GOLDMAN SACHS RESEARCH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                   GOLDMAN SACHS RESEARCH PORTFOLIO CLASS 1
                                                   ----------------------------------------
2001                                                               -25.20%
2002                                                               -28.08%
2003                                                                25.33%
2004                                                                12.92%



During the period shown in the bar chart, the highest return for a quarter was 15.61% (quarter ended 06/30/03) and the lowest return for a quarter was -23.15% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -4.58%.

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (AS OF THE  PAST ONE        CLASS 1              CLASS 2              CLASS 3
CALENDAR YEAR ENDED DECEMBER 31, 2004)     YEAR     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
----------------------------------------------------------------------------------------------------------------
 Goldman Sachs Research
   Portfolio Class 1                      12.92%          -6.32%                 N/A                  N/A
             Class 2                      12.98%            N/A                -2.60%                 N/A
             Class 3                      12.84%            N/A                  N/A                19.92%
----------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                      10.88%          -2.34%                2.00%               21.39%
----------------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.


(1) Inception date: Class 1 is July 5, 2000; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.


(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                  MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                         MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO CLASS 1
                                         ---------------------------------------------------
1995                                                            32.10%
1996                                                            15.99%
1997                                                            23.22%
1998                                                            29.28%
1999                                                             5.93%
2000                                                            -0.32%
2001                                                           -16.04%
2002                                                           -21.00%
2003                                                            22.50%
2004                                                            11.85%



During the period shown in the bar chart, the highest return for a quarter was 22.03% (quarter ended 12/31/98) and the lowest return for a quarter was -15.56% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -0.95%.

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED    PAST ONE   PAST FIVE       PAST TEN            CLASS 2              CLASS 3
DECEMBER 31, 2004)                  YEAR       YEARS          YEARS         SINCE INCEPTION(1)   SINCE INCEPTION(1)
-------------------------------------------------------------------------------------------------------------------
 MFS Massachusetts Investors
   Trust Portfolio Class 1         11.85%      -1.96%          8.88%                N/A                   N/A
                   Class 2         11.70%        N/A            N/A                0.99%                  N/A
                   Class 3         11.52%        N/A            N/A                 N/A                 17.15%
-------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)               10.88%      -2.30%         12.07%               2.00%                21.39%
-------------------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.


(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.


(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                        PUTNAM GROWTH: VOYAGER PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                   PUTNAM GROWTH: VOYAGER PORTFOLIO CLASS 1
                                                   ----------------------------------------
1995                                                                24.75%
1996                                                                20.37%
1997                                                                32.48%
1998                                                                34.76%
1999                                                                29.71%
2000                                                               -18.06%
2001                                                               -24.16%
2002                                                               -26.41%
2003                                                                23.98%
2004                                                                 5.02%



During the period shown in the bar chart, the highest return for a quarter was 25.28% (quarter ended 12/31/98) and the lowest return for a quarter was -19.65% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -4.10%.

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(AS OF CALENDAR YEAR ENDED      PAST ONE   PAST FIVE   PAST TEN        CLASS 2              CLASS 3
DECEMBER 31, 2004)                YEAR       YEARS      YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------
 Putnam Growth: Voyager
   Portfolio Class 1              5.02%      -9.85%     7.55%             N/A                  N/A
             Class 2              4.88%        N/A       N/A            -3.77%                 N/A
             Class 3              4.74%        N/A       N/A              N/A                13.90%
---------------------------------------------------------------------------------------------------------
 Russell 1000(R) Growth
   Index(2)                       6.30%      -9.29%     9.59%           -1.33%               18.95%
---------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.

(2) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           BLUE CHIP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                          BLUE CHIP GROWTH PORTFOLIO CLASS 1
                                                          ----------------------------------
2001                                                                   -20.87%
2002                                                                   -29.26%
2003                                                                    25.98%
2004                                                                     5.25%



During the period shown in the bar chart, the highest return for a quarter was 12.86% (quarter ended 12/31/01) and the lowest return for a quarter was -19.10% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -4.21%.

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED            PAST ONE        CLASS 1              CLASS 2              CLASS 3
DECEMBER 31, 2004)                          YEAR     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
-----------------------------------------------------------------------------------------------------------------
 Blue Chip Growth Portfolio Class 1         5.25%          -9.22%                 N/A                  N/A
                            Class 2         4.95%            N/A                -3.66%                 N/A
                            Class 3         4.93%            N/A                  N/A                13.95%
-----------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                       10.88%          -2.34%                2.00%               21.39%
-----------------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.


(1) Inception date: Class 1 is July 5, 2000; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.


(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                             REAL ESTATE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                              REAL ESTATE PORTFOLIO CLASS 1
                                                              -----------------------------
1998                                                                     -15.36%
1999                                                                      -7.42%
2000                                                                      23.80%
2001                                                                       6.00%
2002                                                                       6.26%
2003                                                                      37.91%
2004                                                                      34.57%



During the period shown in the bar chart, the highest return for a quarter was 15.03% (quarter ended 12/31/04) and the lowest return for a quarter was -11.07% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -7.70%.

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (AS OF
THE CALENDAR YEAR ENDED DECEMBER 31,   PAST ONE   PAST FIVE        CLASS 1              CLASS 2              CLASS 3
2004)                                    YEAR       YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------------------------------------
 Real Estate Portfolio Class 1          34.57%      20.94%          12.22%                 N/A                  N/A
                       Class 2          34.34%        N/A             N/A                21.70%                 N/A
                       Class 3          34.22%        N/A             N/A                  N/A                32.60%
--------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley REIT Index(2)           31.49%      21.67%          12.90%               20.82%               29.88%
--------------------------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is June 2, 1997; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) The Morgan Stanley Real Estate Investment Trust (REIT) Index is a capitalization-weighted index with dividends reinvested of mostly actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                         SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                    SMALL COMPANY VALUE PORTFOLIO CLASS 1**
                                                    ---------------------------------------
1999                                                                 6.15%
2000                                                                17.04%
2001                                                                 4.50%
2002                                                                -8.63%
2003                                                                32.42%
2004                                                                25.39%



During the period shown in the bar chart, the highest return for a quarter was 19.83% (quarter ended 06/30/03) and the lowest return for a quarter was -19.87% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.79%.

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER    PAST ONE    PAST FIVE       SINCE
31, 2004)                                                                 YEAR        YEARS      INCEPTION(1)
-------------------------------------------------------------------------------------------------------------
 Small Company Value Portfolio Class 1**                                 25.39%      13.16%         12.68%
-------------------------------------------------------------------------------------------------------------
 Russell 2000(R) Value Index(2)                                          22.25%      17.23%         14.83%
-------------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

** Prior to August 28, 2002, the Portfolio was managed by U.S. Bancorp Asset Management. Franklin Advisory Services, LLC assumed subadvisory duties August 28, 2002.


(1)   Inception date for Class 1 is December 14, 1998.


(2) The Russell 2000(R) Value Index measures the performance of those Russell Top 2000 companies with lower price-to-book ratios and lower forecasted growth values.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                          MFS MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                        MFS MID-CAP GROWTH PORTFOLIO CLASS 1
                                                        ------------------------------------
2000                                                                    9.61%
2001                                                                  -22.62%
2002                                                                  -47.17%
2003                                                                   37.31%
2004                                                                   14.09%



During the period shown in the bar chart, the highest return for a quarter was 26.80% (quarter ended 12/31/01) and the lowest return for a quarter was -35.89% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -6.84%.

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED  PAST ONE     PAST FIVE          CLASS 1              CLASS 2              CLASS 3
DECEMBER 31, 2004)                YEAR         YEARS       SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
-----------------------------------------------------------------------------------------------------------------------
 MFS Mid-Cap Growth
   Portfolio Class 1             14.09%        -6.83%            2.58%                  N/A                  N/A
             Class 2             13.89%          N/A              N/A                 -8.81%                 N/A
             Class 3             13.78%          N/A              N/A                   N/A                24.71%
-----------------------------------------------------------------------------------------------------------------------
 Russell Midcap(R) Growth
   Index(2)                      15.48%        -3.36%            3.61%                 4.68%               29.80%
-----------------------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is April 1, 1999; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.


(2) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.


                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                          AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                        AGGRESSIVE GROWTH PORTFOLIO CLASS 1
                                                        -----------------------------------
1997                                                                   12.35%
1998                                                                   17.43%
1999                                                                   84.66%
2000                                                                  -15.25%
2001                                                                  -31.70%
2002                                                                  -24.71%
2003                                                                   28.57%
2004                                                                   16.72%



During the period shown in the bar chart, the highest return for a quarter was 53.68% (quarter ended 12/31/99) and the lowest return for a quarter was -27.42% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.10%.

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED            PAST ONE   PAST FIVE        CLASS 1              CLASS 2              CLASS 3
DECEMBER 31, 2004)                          YEAR       YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
-----------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth
   Portfolio Class 1                       16.72%      -8.14%           6.22%                  N/A                  N/A
             Class 2                       16.65%        N/A             N/A                 -0.92%                 N/A
             Class 3                       16.44%        N/A             N/A                   N/A                19.41%
-----------------------------------------------------------------------------------------------------------------------------
 Russell 3000(R) Index(2)                  11.95%      -1.16%           8.79%                 3.13%               22.70%
-----------------------------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is June 3, 1996; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.


(2) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.


SunAmerica Series Trust

--------------------------------------------------------------------------------

                         GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                     GROWTH OPPORTUNITIES PORTFOLIO CLASS 1
                                                     --------------------------------------
2001                                                                -33.17%
2002                                                                -39.83%
2003                                                                 34.93%
2004                                                                  6.26%



During the period shown in the bar chart, the highest return for a quarter was 18.49% (quarter ended 12/31/01) and the lowest return for a quarter was -25.14% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.96%.

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                PAST ONE        CLASS 1              CLASS 2              CLASS 3
DECEMBER 31, 2004)                              YEAR     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------------------
 Growth Opportunities Portfolio Class 1         6.26%          -13.87%                 N/A                  N/A
                                Class 2         6.08%             N/A                -6.18%                 N/A
                                Class 3         5.87%             N/A                  N/A                20.28%
---------------------------------------------------------------------------------------------------------------------
 Russell 2000(R) Growth Index(2)               14.31%           -3.95%                4.33%               30.65%
---------------------------------------------------------------------------------------------------------------------
 S&P Mid Cap 400(R) Index(3)                   16.48%            8.44%                9.49%               25.63%
---------------------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.


(1) Inception date: Class 1 is July 5, 2000; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.



(2) Effective November 1, 2004, the Portfolio selected the Russell 2000(R) Growth Index for performance comparisons. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The change from the S&P Mid 400(R) Index to the Russell 2000(R) Growth Index was made because the Russell 2000(R) Growth Index is more representative of the Portfolio's investment strategy.



(3) The S&P Mid Cap 400(R) Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index.


                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                            MARSICO GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                           MARSICO GROWTH PORTFOLIO CLASS 1
                                                           --------------------------------
2001                                                                   -13.53%
2002                                                                   -11.24%
2003                                                                    30.20%
2004                                                                    11.24%



During the period shown in the bar chart, the highest return for a quarter was 13.00% (quarter ended 06/30/03) and the lowest return for a quarter was -14.66% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -4.15%.

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED        PAST ONE        CLASS 1              CLASS 2              CLASS 3
DECEMBER 31, 2004)                      YEAR     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
----------------------------------------------------------------------------------------
 Marsico Growth Portfolio Class 1      11.24%           2.68%                N/A                   N/A
                          Class 2      11.08%            N/A                6.44%                  N/A
                          Class 3      10.99%            N/A                 N/A                 15.60%
----------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                   10.88%          -0.52%               2.00%                21.39%
----------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.


(1) Inception date: Class 1 is December 29, 2000; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.


(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                              TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                              TECHNOLOGY PORTFOLIO CLASS 1
                                                              ----------------------------
2001                                                                    -47.63%
2002                                                                    -49.29%
2003                                                                     50.84%
2004                                                                     -2.59%



During the period shown in the bar chart, the highest return for a quarter was 40.64% (quarter ended 12/31/01) and the lowest return for a quarter was -45.25% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -9.13%.

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED       PAST ONE         CLASS 1               CLASS 2               CLASS 3
DECEMBER 31, 2003)                     YEAR      SINCE INCEPTION(1)    SINCE INCEPTION(1)    SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------------
 Technology Portfolio Class 1         -2.59%           -25.73%                  N/A                  N/A
                      Class 2         -2.60%              N/A                -11.69%                 N/A
                      Class 3         -2.97%              N/A                   N/A                26.73%
---------------------------------------------------------------------------------------------------------------
 Nasdaq(R) Composite Index(2)          9.15%           -11.63%                 2.53%               32.28%
---------------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.


(1) Inception date: Class 1 is July 5, 2000; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.


(2) The Nasdaq(R) Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks on The Nasdaq Stock Market.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                        SMALL & MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 2)*

                                  (BAR CHART)


                                                     SMALL & MID CAP VALUE PORTFOLIO CLASS 2
                                                     ---------------------------------------
2003                                                                 36.52%
2004                                                                 17.90%



During the period shown in the bar chart, the highest return for a quarter was 19.72% (quarter ended 06/30/03) and the lowest return for a quarter was -7.28% (quarter ended 03/31/03). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.91%.

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                  PAST ONE         CLASS 2               CLASS 3
DECEMBER 31, 2004)                                YEAR      SINCE INCEPTION(1)    SINCE INCEPTION(1)
----------------------------------------------------------------------------------------------------
 Small & Mid Cap Value Portfolio Class 2         17.90%           22.65%                  N/A
                                    Class 3      17.80%             N/A                 28.90%
----------------------------------------------------------------------------------------------------
 Russell 2500(TM) Index(2)                       18.29%           25.15%                30.96%
----------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is August 1, 2002 and Class 3 is September 30,
      2002.

(2) The Russell 2500(TM) Index measures the performance of the 2,500 smallest companies in the Russell 3000(R) Index, which represents approximately 17% of the total market capitalization of the Russell 3000(R) Index.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                   INTERNATIONAL GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                 INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                                                  CLASS 1
                                                 -----------------------------------------
1998                                                               10.83%
1999                                                               24.18%
2000                                                                1.16%
2001                                                              -22.24%
2002                                                              -20.89%
2003                                                               36.85%
2004                                                               20.98%



During the period shown in the bar chart, the highest return for a quarter was 18.57% (quarter ended 06/30/03) and the lowest return for a quarter was -23.49% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.09%.

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED          PAST ONE   PAST FIVE        CLASS 1              CLASS 2              CLASS 3
DECEMBER 31, 2004)                        YEAR       YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------------------------
 International Growth and Income
   Portfolio Class 1                     20.90%       0.59%          5.55%                  N/A                  N/A
             Class 2                     20.69%        N/A            N/A                  6.35%                 N/A
             Class 3                     20.61%        N/A            N/A                   N/A                26.12%
---------------------------------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index(2)                   20.25%      -1.13%          4.43%                 8.67%               29.00%
---------------------------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is June 2, 1997; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, and Far East) represents the foreign stocks of 21 countries in Europe, Australasia and the Far East.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           GLOBAL EQUITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                           GLOBAL EQUITIES PORTFOLIO CLASS 1
                                                           ---------------------------------
1995                                                                     19.16%
1996                                                                     14.18%
1997                                                                     15.06%
1998                                                                     22.86%
1999                                                                     30.94%
2000                                                                    -17.26%
2001                                                                    -18.11%
2002                                                                    -26.79%
2003                                                                     26.54%
2004                                                                     11.86%



During the period shown in the bar chart, the highest return for a quarter was 25.50% (quarter ended 12/31/98) and the lowest return for a quarter was -20.67% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -2.60%.

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (AS OF
THE CALENDAR YEAR ENDED DECEMBER     PAST ONE    PAST FIVE    PAST TEN         CLASS 2               CLASS 3
31, 2004)                              YEAR        YEARS       YEARS      SINCE INCEPTION(1)    SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------------
 Global Equities Portfolio Class 1    11.86%       -6.83%      5.87%             N/A                    N/A
                           Class 2    11.76%         N/A        N/A             0.25%                   N/A
                           Class 3    11.58%         N/A        N/A              N/A                  19.07%
------------------------------------------------------------------------------------------------------------------
 MSCI World Index(SM)(2)              14.72%       -2.45%      8.09%            4.57%                 24.70%
------------------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.


(1)  Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.


(2) The Morgan Stanley Capital International (MSCI) World Index(SM) measures the performance of companies representative of the market structure of 23 developed market countries in North America, Europe and Asia/Pacific regions.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                  INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                                                  CLASS 1
                                                --------------------------------------------
1995                                                               10.34%
1996                                                                9.31%
1997                                                                6.37%
1998                                                               18.53%
1999                                                               24.59%
2000                                                              -18.32%
2001                                                              -24.02%
2002                                                              -28.48%
2003                                                               31.88%
2004                                                               16.44%



During the period shown in the bar chart, the highest return for a quarter was 17.56% (quarter ended 12/31/99) and the lowest return for a quarter was -26.49% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.28%.

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (AS OF THE  PAST ONE   PAST FIVE   PAST TEN        CLASS 2              CLASS 3
CALENDAR YEAR ENDED DECEMBER 31, 2004)     YEAR       YEARS      YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------------
 International Diversified Equities
   Portfolio Class 1                      16.44%      -7.38%     2.59%            N/A                   N/A
             Class 2                      16.22%        N/A       N/A            0.11%                  N/A
             Class 3                      16.30%        N/A       N/A             N/A                 20.11%
------------------------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index(2)                    20.25%      -1.13%     5.62%           8.67%                29.00%
------------------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.


(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.


(2) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, and Far East) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)


                                                         EMERGING MARKETS PORTFOLIO CLASS 1
                                                         ----------------------------------
1998                                                                  -24.27%
1999                                                                   77.45%
2000                                                                  -36.38%
2001                                                                   -1.76%
2002                                                                   -7.14%
2003                                                                   52.61%
2004                                                                   24.52%



During the period shown in the bar chart, the highest return for a quarter was 38.80% (quarter ended 12/31/99) and the lowest return for a quarter was -22.17% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 2.26%.

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED  PAST ONE   PAST FIVE        CLASS 1              CLASS 2              CLASS 3
DECEMBER 31, 2004)                YEAR       YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
-------------------------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio
   Class 1                       24.52%      1.98%           2.84%                  N/A                  N/A
   Class 2                       24.43%       N/A             N/A                 18.13%                 N/A
   Class 3                       24.34%       N/A             N/A                   N/A                36.92%
-------------------------------------------------------------------------------------------------------------------
 MSCI Emerging Markets Free
   Index(SM)(2)                  25.95%      4.59%           2.79%                20.54%               40.96%
-------------------------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is June 2, 1997; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                            FOREIGN VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 2)*

                                  (BAR CHART)


                                                             FOREIGN VALUE PORTFOLIO CLASS 1
                                                             -------------------------------
2003                                                                      34.59%
2004                                                                      19.95%



During the period shown in the chart, the highest return for a quarter was 20.36% (quarter ended 06/30/03) and the lowest return for a quarter was -10.39% (quarter ended 03/31/03). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.34%.

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (AS OF             PAST ONE         CLASS 2               CLASS 3
THE CALENDAR YEAR ENDED DECEMBER 31, 2004)        YEAR      SINCE INCEPTION(1)    SINCE INCEPTION(1)
----------------------------------------------------------------------------------------------------
 Foreign Value Portfolio  Class 2                19.85%           19.14%                  N/A
                          Class 3                19.82%             N/A                 25.11%
----------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index(2)                           20.25%           22.30%                29.00%
----------------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is August 1, 2002 and Class 3 is September 30,
      2002.

(2) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia and Far East) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                CASH MANAGEMENT               CORPORATE BOND                  GLOBAL BOND
                                                   PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------   ---------------------------   ---------------------------
Management Fees                            0.50%     0.50%     0.50%     0.56%     0.56%     0.56%     0.69%     0.69%     0.69%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.00%     0.15%     0.25%     0.00%     0.15%     0.25%     0.00%     0.15%     0.25%
Other Expenses                             0.06%     0.06%     0.06%     0.07%     0.07%     0.08%     0.14%     0.14%     0.15%
Total Annual Portfolio Operating
  Expenses(1)                              0.56%     0.71%     0.81%     0.63%     0.78%     0.89%     0.83%     0.98%     1.09%

                                                HIGH-YIELD BOND
                                                   PORTFOLIO
                                          ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------
Management Fees                            0.61%     0.61%     0.61%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.00%     0.15%     0.25%
Other Expenses                             0.11%     0.11%     0.11%
Total Annual Portfolio Operating
  Expenses(1)                              0.72%     0.87%     0.97%


                                             WORLDWIDE HIGH INCOME          SUNAMERICA BALANCED            MFS TOTAL RETURN
                                                   PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------   ---------------------------   ---------------------------
Management Fees                            0.98%     0.98%     0.98%     0.63%     0.63%     0.63%     0.65%     0.65%     0.65%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.00%     0.15%     0.25%     0.00%     0.15%     0.25%     0.02%     0.17%     0.27%
Other Expenses                             0.15%     0.15%     0.15%     0.09%     0.09%     0.10%     0.07%     0.07%     0.07%
Total Annual Portfolio Operating
  Expenses(1)                              1.13%     1.28%     1.38%     0.72%     0.87%     0.98%     0.74%     0.89%     0.99%

                                                TELECOM UTILITY
                                                   PORTFOLIO
                                          ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------
Management Fees                            0.75%     0.75%     0.75%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.01%     0.16%     0.26%
Other Expenses                             0.21%     0.21%     0.21%
Total Annual Portfolio Operating
  Expenses(1)                              0.97%     1.12%     1.22%


                                                 EQUITY INCOME                 EQUITY INDEX                  GROWTH-INCOME
                                                 PORTFOLIO(2)                  PORTFOLIO(2)                    PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------   ---------------------------   ---------------------------
Management Fees                            0.65%      N/A       N/A      0.40%      N/A       N/A      0.55%     0.55%     0.55%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.00%      N/A       N/A      0.00%      N/A       N/A      0.03%     0.18%     0.28%
Other Expenses                             0.79%      N/A       N/A      0.23%      N/A       N/A      0.06%     0.06%     0.06%
Total Annual Portfolio Operating
  Expenses(1)                              1.44%      N/A       N/A      0.63%      N/A       N/A      0.64%     0.79%     0.89%

                                              FEDERATED AMERICAN
                                               LEADERS PORTFOLIO
                                          ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------
Management Fees                            0.69%     0.69%     0.69%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.04%     0.19%     0.30%
Other Expenses                             0.07%     0.07%     0.07%
Total Annual Portfolio Operating
  Expenses(1)                              0.80%     0.95%     1.06%


                                              DAVIS VENTURE VALUE          "DOGS" OF WALL STREET            ALLIANCE GROWTH
                                                   PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------   ---------------------------   ---------------------------
Management Fees                            0.71%     0.71%     0.71%     0.60%     0.60%     0.60%     0.61%     0.61%     0.61%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.00%     0.15%     0.26%     0.00%     0.15%     0.25%     0.03%     0.18%     0.28%
Other Expenses                             0.08%     0.08%     0.07%     0.11%     0.11%     0.11%     0.06%     0.06%     0.06%
Total Annual Portfolio Operating
  Expenses(1)                              0.79%     0.94%     1.04%     0.71%     0.86%     0.96%     0.70%     0.85%     0.95%

                                            GOLDMAN SACHS RESEARCH
                                                 PORTFOLIO(2)
                                          ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------
Management Fees                            1.17%     1.17%     1.17%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.01%     0.16%     0.26%
Other Expenses                             0.34%     0.34%     0.34%
Total Annual Portfolio Operating
  Expenses(1)                              1.52%     1.67%     1.77%


                                               MFS MASSACHUSETTS          PUTNAM GROWTH: VOYAGER           BLUE CHIP GROWTH
                                           INVESTORS TRUST PORTFOLIO             PORTFOLIO                   PORTFOLIO(2)
                                          ---------------------------   ---------------------------   ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------   ---------------------------   ---------------------------
Management Fees                            0.70%     0.70%     0.70%     0.83%     0.83%     0.83%     0.70%     0.70%     0.70%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.02%     0.17%     0.27%     0.02%     0.17%     0.27%     0.00%     0.15%     0.25%
Other Expenses                             0.08%     0.08%     0.09%     0.08%     0.08%     0.08%     0.22%     0.22%     0.22%
Total Annual Portfolio Operating
  Expenses(1)                              0.80%     0.95%     1.06%     0.93%     1.08%     1.18%     0.92%     1.07%     1.17%

                                                  REAL ESTATE
                                                   PORTFOLIO
                                          ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------
Management Fees                            0.78%     0.78%     0.78%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.00%     0.15%     0.25%
Other Expenses                             0.08%     0.08%     0.09%
Total Annual Portfolio Operating
  Expenses(1)                              0.86%     1.01%     1.12%


                                              SMALL COMPANY VALUE           MFS MID-CAP GROWTH             AGGRESSIVE GROWTH
                                                 PORTFOLIO(2)                    PORTFOLIO                     PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------   ---------------------------   ---------------------------
Management Fees                            1.00%      N/A       N/A      0.75%     0.75%     0.75%     0.71%     0.71%     0.71%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.00%      N/A       N/A      0.02%     0.17%     0.27%     0.00%     0.15%     0.25%
Other Expenses                             1.00%      N/A       N/A      0.07%     0.07%     0.07%     0.09%     0.09%     0.09%
Total Annual Portfolio Operating
  Expenses(1)                              2.00%      N/A       N/A      0.84%     0.99%     1.09%     0.80%     0.95%     1.05%

                                             GROWTH OPPORTUNITIES
                                                 PORTFOLIO(2)
                                          ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------
Management Fees                            0.75%     0.75%     0.75%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.00%     0.15%     0.26%
Other Expenses                             0.30%     0.31%     0.31%
Total Annual Portfolio Operating
  Expenses(1)                              1.05%     1.21%     1.32%


SunAmerica Series Trust

                                                MARSICO GROWTH                  TECHNOLOGY               SMALL & MID CAP VALUE
                                                   PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------   ---------------------------   ---------------------------
Management Fees                            0.85%     0.85%     0.85%     1.19%     1.19%     1.19%      N/A      1.00%     1.00%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.01%     0.16%     0.26%     0.13%     0.30%     0.41%      N/A      0.19%     0.29%
Other Expenses                             0.11%     0.11%     0.11%     0.18%     0.19%     0.19%      N/A      0.14%     0.12%
Total Annual Portfolio Operating
  Expenses(1)                              0.97%     1.12%     1.22%     1.50%     1.68%     1.79%      N/A      1.33%     1.41%

                                           INTERNATIONAL GROWTH AND
                                               INCOME PORTFOLIO
                                          ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------
Management Fees                            0.95%     0.95%     0.95%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.02%     0.17%     0.27%
Other Expenses                             0.27%     0.27%     0.26%
Total Annual Portfolio Operating
  Expenses(1)                              1.24%     1.39%     1.48%


                                                GLOBAL EQUITIES          INTERNATIONAL DIVERSIFIED         EMERGING MARKETS
                                                   PORTFOLIO                EQUITIES PORTFOLIO                 PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------   ---------------------------   ---------------------------
Management Fees                            0.78%     0.78%     0.78%     1.00%     1.00%     1.00%     1.25%     1.25%     1.25%
Distribution and/or Service (12b-1)
  Fees(1)                                  0.03%     0.18%     0.27%     0.00%     0.15%     0.25%     0.03%     0.18%     0.28%
Other Expenses                             0.17%     0.17%     0.18%     0.25%     0.25%     0.25%     0.32%     0.32%     0.32%
Total Annual Portfolio Operating
  Expenses(1)                              0.98%     1.13%     1.23%     1.25%     1.40%     1.50%     1.60%     1.75%     1.85%


                                            FOREIGN VALUE PORTFOLIO
                                          ---------------------------
                                          CLASS 1   CLASS 2   CLASS 3
                                          ---------------------------
Management Fees                             N/A      0.91%     0.91%
Distribution and/or Service (12b-1)
  Fees(1)                                   N/A      0.16%     0.26%
Other Expenses                              N/A      0.27%     0.26%
Total Annual Portfolio Operating
  Expenses(1)                               N/A      1.34%     1.43%


---------------


(1) Through expense offset arrangements resulting from broker commission recapture, a portion of the portfolio's distribution and/or service fees and other expenses have been reduced. For the period February 1, 2004 to November 30, 2004, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's distribution fees. For the period December 1, 2004 to January 31, 2005, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's other expenses. "Distribution and/or Service (12b-1) Fees" and "Other Expenses" do not take into account these expense reductions and are therefore higher than the actual distribution fees and other expenses of the Portfolio. Had the expense reductions been taken into account, "Total Annual Portfolio Operating Expenses" for Class 1, Class 2 and Class 3 would have been as follows:



                                                 CLASS 1       CLASS 2       CLASS 3
                                                 -----------------------------------
SunAmerica Balanced Portfolio*                    0.72%         0.87%         0.98%
MFS Total Return Portfolio                        0.72%         0.87%         0.97%
Telecom Utility Portfolio                         0.96%         1.11%         1.21%
Growth-Income Portfolio                           0.61%         0.76%         0.86%
Federated American Leaders Portfolio              0.76%         0.91%         1.01%
Davis Venture Value Portfolio                     0.79%         0.94%         1.03%
Alliance Growth Portfolio                         0.67%         0.82%         0.92%
Goldman Sachs Research Portfolio                  1.34%         1.49%         1.59%
MFS Massachusetts Investors Trust
  Portfolio                                       0.78%         0.93%         1.04%
Putnam Growth: Voyager Portfolio                  0.91%         1.06%         1.16%
Blue Chip Growth Portfolio*                       0.85%         1.00%         1.10%
Real Estate Portfolio*                            0.86%         1.01%         1.12%
MFS Mid-Cap Growth Portfolio                      0.82%         0.97%         1.07%
Aggressive Growth Portfolio*                      0.80%         0.95%         1.05%
Growth Opportunities Portfolio                    1.00%         1.15%         1.24%
Marsico Growth Portfolio                          0.96%         1.11%         1.21%
Technology Portfolio                              1.37%         1.53%         1.63%
Small & Mid Cap Value Portfolio                    N/A          1.29%         1.37%
International Growth and Income Portfolio         1.22%         1.37%         1.46%
Global Equities Portfolio                         0.95%         1.10%         1.21%
International Diversified Equities
  Portfolio*                                      1.25%         1.40%         1.50%
Emerging Markets Portfolio                        1.57%         1.72%         1.82%
Foreign Value Portfolio                            N/A          1.33%         1.42%


---------------


* The amount by which brokerage commission recapture amounts reduced Portfolio expenses was less than 0.01%.



(2) The Adviser is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolios do not exceed the amounts set forth below:



                                            CLASS 1       CLASS 2       CLASS 3
                                            -----------------------------------
Equity Income Portfolio                      1.35%          N/A           N/A
Equity Index Portfolio                       0.55%          N/A           N/A
Goldman Sachs Research Portfolio             1.35%         1.50%         1.60%
Blue Chip Growth Portfolio                   0.85%         1.00%         1.10%
Small Company Value Portfolio                1.60%          N/A           N/A
Growth Opportunities Portfolio               1.00%         1.15%         1.25%



 These waivers and reimbursements are voluntary and may be terminated at any time.


                                                         SunAmerica Series Trust

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:



                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Cash Management Portfolio
  (Class 1 shares)........................................   $ 57     $179     $  313     $  701
  (Class 2 shares)........................................     73      227        395        883
  (Class 3 shares)........................................     83      259        450      1,002
Corporate Bond Portfolio
  (Class 1 shares)........................................     64      202        351        786
  (Class 2 shares)........................................     80      249        433        966
  (Class 3 shares)........................................     91      284        493      1,096
Global Bond Portfolio
  (Class 1 shares)........................................     85      265        460      1,025
  (Class 2 shares)........................................    100      312        542      1,201
  (Class 3 shares)........................................    111      347        601      1,329
High-Yield Bond Portfolio
  (Class 1 shares)........................................     74      230        401        894
  (Class 2 shares)........................................     89      278        482      1,073
  (Class 3 shares)........................................     99      309        536      1,190
Worldwide High Income Portfolio
  (Class 1 shares)........................................    115      359        622      1,375
  (Class 2 shares)........................................    130      406        702      1,545
  (Class 3 shares)........................................    141      437        755      1,657
SunAmerica Balanced Portfolio*
  (Class 1 shares)........................................     74      230        401        894
  (Class 2 shares)........................................     89      278        482      1,073
  (Class 3 shares)........................................    100      312        542      1,201
MFS Total Return Portfolio*
  (Class 1 shares)........................................     76      237        411        918
  (Class 2 shares)........................................     91      284        493      1,096
  (Class 3 shares)........................................    101      315        547      1,213
Telecom Utility Portfolio*
  (Class 1 shares)........................................     99      309        536      1,190
  (Class 2 shares)........................................    114      356        617      1,363
  (Class 3 shares)........................................    124      387        670      1,477
Equity Income Portfolio*
  (Class 1 shares)........................................    147      456        787      1,724
  (Class 2 shares)........................................    N/A      N/A        N/A        N/A
  (Class 3 shares)........................................    N/A      N/A        N/A        N/A


SunAmerica Series Trust

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Equity Index Portfolio*
  (Class 1 shares)........................................   $ 64     $202     $  351     $  786
  (Class 2 shares)........................................    N/A      N/A        N/A        N/A
  (Class 3 shares)........................................    N/A      N/A        N/A        N/A
Growth-Income Portfolio*
  (Class 1 shares)........................................     65      205        357        798
  (Class 2 shares)........................................     81      252        439        978
  (Class 3 shares)........................................     91      284        493      1,096
Federated American Leaders Portfolio*
  (Class 1 shares)........................................     82      255        444        990
  (Class 2 shares)........................................     97      303        525      1,166
  (Class 3 shares)........................................    108      337        585      1,294
Davis Venture Value Portfolio*
  (Class 1 shares)........................................     81      252        439        978
  (Class 2 shares)........................................     96      300        520      1,155
  (Class 3 shares)........................................    106      331        574      1,271
"Dogs" of Wall Street Portfolio
  (Class 1 shares)........................................     73      227        395        883
  (Class 2 shares)........................................     88      274        477      1,061
  (Class 3 shares)........................................     98      306        531      1,178
Alliance Growth Portfolio*
  (Class 1 shares)........................................     72      224        390        871
  (Class 2 shares)........................................     87      271        471      1,049
  (Class 3 shares)........................................     97      303        525      1,166
Goldman Sachs Research Portfolio*
  (Class 1 shares)........................................    155      480        829      1,813
  (Class 2 shares)........................................    170      526        907      1,976
  (Class 3 shares)........................................    180      557        959      2,084
MFS Massachusetts Investors Trust Portfolio*
  (Class 1 shares)........................................     82      255        444        990
  (Class 2 shares)........................................     97      303        525      1,166
  (Class 3 shares)........................................    108      337        585      1,294
Putnam Growth: Voyager Portfolio*
  (Class 1 shares)........................................     95      296        515      1,143
  (Class 2 shares)........................................    110      343        595      1,317
  (Class 3 shares)........................................    120      375        649      1,432
Blue Chip Growth Portfolio*
  (Class 1 shares)........................................     94      293        509      1,131
  (Class 2 shares)........................................    109      340        590      1,306
  (Class 3 shares)........................................    119      372        644      1,420
Real Estate Portfolio*
  (Class 1 shares)........................................     88      274        477      1,061
  (Class 2 shares)........................................    103      322        558      1,236
  (Class 3 shares)........................................    114      356        617      1,363
Small Company Value Portfolio*
  (Class 1 shares)........................................    203      627      1,078      2,327
  (Class 2 shares)........................................    N/A      N/A        N/A        N/A
  (Class 3 shares)........................................    N/A      N/A        N/A        N/A


                                                         SunAmerica Series Trust

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
MFS Mid-Cap Growth Portfolio*
  (Class 1 shares)........................................   $ 86     $268     $  466     $1,037
  (Class 2 shares)........................................    101      315        547      1,213
  (Class 3 shares)........................................    111      347        601      1,329
Aggressive Growth Portfolio
  (Class 1 shares)........................................     82      255        444        990
  (Class 2 shares)........................................     97      303        525      1,166
  (Class 3 shares)........................................    107      334        579      1,283
Growth Opportunities Portfolio*
  (Class 1 shares)........................................    107      334        579      1,283
  (Class 2 shares)........................................    123      384        665      1,466
  (Class 3 shares)........................................    134      418        723      1,590
Marsico Growth Portfolio
  (Class 1 shares)........................................     99      309        536      1,190
  (Class 2 shares)........................................    114      356        617      1,363
  (Class 3 shares)........................................    124      387        670      1,477
Technology Portfolio*
  (Class 1 shares)........................................    153      474        818      1,791
  (Class 2 shares)........................................    171      530        913      1,987
  (Class 3 shares)........................................    182      563        970      2,105
Small & Mid Cap Value Portfolio
  (Class 1 shares)........................................    N/A      N/A        N/A        N/A
  (Class 2 shares)........................................    135      421        729      1,601
  (Class 3 shares)........................................    144      446        771      1,691
International Growth and Income Portfolio*
  (Class 1 shares)........................................    126      393        681      1,500
  (Class 2 shares)........................................    142      440        761      1,669
  (Class 3 shares)........................................    151      468        808      1,768
Global Equities Portfolio*
  (Class 1 shares)........................................    100      312        542      1,201
  (Class 2 shares)........................................    115      359        622      1,375
  (Class 3 shares)........................................    125      390        676      1,489
International Diversified Equities Portfolio
  (Class 1 shares)........................................    127      397        686      1,511
  (Class 2 shares)........................................    143      443        766      1,680
  (Class 3 shares)........................................    153      474        818      1,791
Emerging Markets Portfolio*
  (Class 1 shares)........................................    163      505        871      1,900
  (Class 2 shares)........................................    178      551        949      2,062
  (Class 3 shares)........................................    188      582      1,001      2,169
Foreign Value Portfolio
  (Class 1 shares)........................................    N/A      N/A        N/A        N/A
  (Class 2 shares)........................................    136      425        734      1,613
  (Class 3 shares)........................................    146      452        782      1,713


---------------


* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from brokerage commission recapture amounts. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.


SunAmerica Series Trust

The following are your costs after these fee waivers and/or expense reimbursements and expense reductions.


                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
SunAmerica Balanced Portfolio*
  (Class 1 shares)........................................   $ 74     $230      $401      $  894
  (Class 2 shares)........................................     89      278       482       1,073
  (Class 3 shares)........................................    100      312       542       1,201
MFS Total Return Portfolio
  (Class 1 shares)........................................     74      230       401         894
  (Class 2 shares)........................................     89      278       482       1,073
  (Class 3 shares)........................................     99      309       536       1,190
Telecom Utility Portfolio
  (Class 1 shares)........................................     98      306       531       1,178
  (Class 2 shares)........................................    113      353       612       1,352
  (Class 3 shares)........................................    123      384       665       1,466
Equity Income Portfolio
  (Class 1 shares)........................................    137      428       739       1,624
  (Class 2 shares)........................................    N/A      N/A       N/A         N/A
  (Class 3 shares)........................................    N/A      N/A       N/A         N/A
Equity Index Portfolio
  (Class 1 shares)........................................     56      176       307         689
  (Class 2 shares)........................................    N/A      N/A       N/A         N/A
  (Class 3 shares)........................................    N/A      N/A       N/A         N/A
Growth-Income Portfolio
  (Class 1 shares)........................................     62      195       340         762
  (Class 2 shares)........................................     78      243       422         942
  (Class 3 shares)........................................     88      274       477       1,061
Federated American Leaders Portfolio
  (Class 1 shares)........................................     78      243       422         942
  (Class 2 shares)........................................     93      290       504       1,120
  (Class 3 shares)........................................    103      322       558       1,236
Davis Venture Value Portfolio*
  (Class 1 shares)........................................     81      252       439         978
  (Class 2 shares)........................................     96      300       520       1,155
  (Class 3 shares)........................................    105      328       569       1,259
Alliance Growth Portfolio
  (Class 1 shares)........................................     68      214       373         835
  (Class 2 shares)........................................     84      262       455       1,014
  (Class 3 shares)........................................     94      293       509       1,131
Goldman Sachs Research Portfolio
  (Class 1 shares)........................................    136      425       734       1,613
  (Class 2 shares)........................................    152      471       813       1,779
  (Class 3 shares)........................................    162      502       866         889
MFS Massachusetts Investors Trust Portfolio
  (Class 1 shares)........................................     80      249       433         966
  (Class 2 shares)........................................     95      296       515       1,143
  (Class 3 shares)........................................    106      331       574       1,271
Putnam Growth: Voyager Portfolio
  (Class 1 shares)........................................     93      290       504       1,120
  (Class 2 shares)........................................    108      337       585       1,294
  (Class 3 shares)........................................    118      368       638       1,409
Blue Chip Growth Portfolio
  (Class 1 shares)........................................     87      271       471       1,049
  (Class 2 shares)........................................    102      318       552       1,225
  (Class 3 shares)........................................    112      350       606       1,340


                                                         SunAmerica Series Trust

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Real Estate Portfolio*
  (Class 1 shares)........................................   $ 88     $274      $477      $1,061
  (Class 2 shares)........................................    103      322       558       1,236
  (Class 3 shares)........................................    114      356       617       1,363
Small Company Value Portfolio
  (Class 1 shares)........................................    163      505       871       1,900
  (Class 2 shares)........................................    N/A      N/A       N/A         N/A
  (Class 3 shares)........................................    N/A      N/A       N/A         N/A
MFS Mid-Cap Growth Portfolio
  (Class 1 shares)........................................     84      262       455       1,014
  (Class 2 shares)........................................     99      309       536       1,190
  (Class 3 shares)........................................    109      340       590       1,306
Aggressive Growth Portfolio*
  (Class 1 shares)........................................     82      255       444         990
  (Class 2 shares)........................................     97      303       525       1,166
  (Class 3 shares)........................................    107      334       579       1,283
Growth Opportunities Portfolio
  (Class 1 shares)........................................    102      318       552       1,225
  (Class 2 shares)........................................    117      365       633       1,398
  (Class 3 shares)........................................    126      393       681       1,500
Marsico Growth Portfolio
  (Class 1 shares)........................................     98      306       531       1,178
  (Class 2 shares)........................................    113      353       612       1,352
  (Class 3 shares)........................................    123      384       665       1,466
Technology Portfolio
  (Class 1 shares)........................................    139      434       750       1,646
  (Class 2 shares)........................................    156      483       834       1,824
  (Class 3 shares)........................................    166      514       887       1,933
Small & Mid Cap Value Portfolio
  (Class 1 shares)........................................    N/A      N/A       N/A         N/A
  (Class 2 shares)........................................    131      409       708       1,556
  (Class 3 shares)........................................    139      434       750       1,646
International Growth and Income Portfolio
  (Class 1 shares)........................................    124      387       670       1,477
  (Class 2 shares)........................................    139      434       750       1,646
  (Class 3 shares)........................................    149      462       797       1,746
Global Equities Portfolio
  (Class 1 shares)........................................     97      303       525       1,166
  (Class 2 shares)........................................    112      350       606       1,340
  (Class 3 shares)........................................    123      384       665       1,466
International Diversified Equities Portfolio*
  (Class 1 shares)........................................    127      397       686       1,511
  (Class 2 shares)........................................    143      443       766       1,680
  (Class 3 shares)........................................    153      474       818       1,791
Emerging Markets Portfolio
  (Class 1 shares)........................................    160      496       855       1,867
  (Class 2 shares)........................................    175      542       933       2,030
  (Class 3 shares)........................................    185      573       985       2,137
Foreign Value Portfolio
  (Class 1 shares)........................................    N/A      N/A       N/A         N/A
  (Class 2 shares)........................................    135      421       729       1,601
  (Class 3 shares)........................................    145      449       776       1,702


---------------


* The amount of the voluntary fee waiver and/or expense reimbursements by the Adviser was less than $1.00.


SunAmerica Series Trust

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------


Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), the Trust's investment adviser and manager. The term "Manager" as used in this Prospectus means either SAAMCo or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers these classes of shares: Class 1, Class 2 and Class 3 shares. This Prospectus offers all three classes of shares. Certain classes of shares are offered only to existing contract owners and are not available to new investors. In addition, not all Portfolios are available to all contract owners.



You should be aware that the Variable Contracts involve fees and expenses that are not described in this prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.


The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.


DISTRIBUTION AND SERVICE (12B-1) PLAN



Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.15% and 0.25%, respectively, of the average daily net assets of such class of shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of either Class 2 or Class 3 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing service to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 or Class 3 shares. Because these fees are paid out of each Portfolio's Class 2 or Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



Effective November 30, 2004, the distribution fee component of the 12b-1 plans for Class 1, Class 2, and Class 3 shares of each Portfolio was terminated. Through November 30, 2004, each Portfolio, other than the Cash Management Portfolio, could have participated in directed brokerage programs, whereby a portion of the brokerage commissions generated by a Portfolio would be used to make payments to AIG SunAmerica Capital Services, Inc. (the "Distributor") to pay for various distribution activities. Such payments to the Distributor could not exceed an annual rate of 0.75% of the average daily net assets of Class 1, Class 2 and Class 3 shares of each Portfolio. The distribution fees were used to compensate the Distributor and certain financial intermediaries to pay for activities principally intended to result in the sale of Class 1, Class 2, and Class 3 shares of each Portfolio. Accordingly, for the year ended January 31, 2005, distribution fees were paid based on the aforementioned rate.


TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in

                                                         SunAmerica Series Trust
the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Because Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, the net asset value per share of the Class 2 or Class 3 shares will generally be lower than the net asset value per share of the Class 1 shares of each Portfolio.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.


BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 1, Class 2 and Class 3 shares are subject to service fees pursuant to a Rule 12b-1 plan.


EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.


FREQUENT PURCHASES AND REDEMPTIONS OF SHARES



The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.


SunAmerica Series Trust

The Trust believes that market timing activity is not in the best interest of its Portfolios' performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio's expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio's ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.



Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities ("junk bonds"), they may be particularly vulnerable to market timing. For a description of those Portfolios investing significantly in junk bonds or foreign securities, see page 7 and 8 of the Prospectus, respectively. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio's international portfolio securities trade and the time as of which the Portfolio's net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio's junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of market timing (see "Transaction Policies -- Valuation of Shares").



Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board's policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity's market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.



Please review your Variable Contract prospectus for more information regarding the insurance company's market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.



Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.



PORTFOLIO HOLDINGS



The Trust's policies and procedures with respect to the disclosure of the Portfolios' securities are described in the Statement of Additional Information.


DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. For each Portfolio, dividends from net investment income and capital gain distributions, if any, are declared and paid annually.

                                                         SunAmerica Series Trust

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

The per share dividends on Class 2 and Class 3 shares will generally be lower than the per share dividends on Class 1 shares of the same Portfolio as a result of the fact that Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

SunAmerica Series Trust

--------------------------------------------------------------------------------

    ADDITIONAL INFORMATION ABOUT THE "DOGS" OF WALL STREET AND GOLDMAN SACHS
                              RESEARCH PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGY FOR THE "DOGS" OF WALL STREET PORTFOLIO

The "DOGS" OF WALL STREET PORTFOLIO employs a passively managed "buy and hold" strategy that annually selects the following 30 stocks: (1) the 10 highest yielding common stocks in the Dow Jones Industrial Average and (2) the 20 other highest yielding stocks of the 400 largest industrial companies in the U.S. markets that have capitalizations of at least $1 billion and have received one of the two highest rankings from an independently published common stock ranking service on the basis of growth and stability of earnings and dividends. The stocks in the Portfolio will not change over the course of the year, even if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. The annual selection of the thirty stocks that meet these criteria takes place no later than January 15th, on the basis of information as of the preceding December 31st. Immediately after the Portfolio buys and sells stocks, it will hold an equal value of each of the thirty stocks. In other words, the Portfolio will invest 1/30 of its assets in each of the stocks that make up its portfolio. Thereafter, when an investor purchases shares of the Portfolio, the Adviser invests the additional funds in the selected stocks based on each stock's respective percentage of the Portfolio's assets. Due to purchases and redemptions of Portfolio shares during the year and changes in the market value of the stocks held by the Portfolio, it is likely that the weightings of the stocks in the Portfolio will fluctuate throughout the course of the year. This may result in the Portfolio investing more than 25% of its assets in the securities of issuers in the same industry, to the extent such investments are selected according to the Portfolio's stock selection criteria.

INVESTMENT STRATEGY FOR THE GOLDMAN SACHS RESEARCH PORTFOLIO

The Goldman Sachs Research Portfolio will invest, under normal circumstances, at least 80% of its net assets in equity investments selected for their potential to achieve capital appreciation over the long term. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, in approximately 40-50 companies that are considered by its Subadviser to be positioned for long-term growth or are positioned as value opportunities which, in the Subadviser's view, have identifiable competitive advantages and whose intrinsic value is not reflected in the stock price.

The Portfolio may invest in securities of any capitalization. Although the Portfolio will invest primarily in publicly traded U.S. securities (including securities of foreign issuers that are traded in the United States), it may invest up to 20% of its net assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

A committee of portfolio managers representing the Subadviser's Value and Growth investment teams will meet regularly to discuss stock selection and portfolio construction for the Portfolio. The Subadviser will rely on research generated by the portfolio managers/analysts that comprise the Subadviser's Value and Growth Investment teams. Under normal circumstances, the Portfolio expects its portfolio to be approximately balanced between value and growth opportunities. The Portfolio will be rebalanced annually or more frequently as opportunities arise.

The Portfolio may invest in the aggregate up to 20% of its net assets in fixed income securities, such as government, corporate and bank debt obligations.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.



------------------------------------------------------------------------------------------------------------------------
                                                FIXED INCOME PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
                             CASH                                                  HIGH-YIELD       WORLDWIDE HIGH
                          MANAGEMENT       CORPORATE BOND       GLOBAL BOND           BOND              INCOME
------------------------------------------------------------------------------------------------------------------------
  What are the         - Fixed income     - Fixed income     - Fixed income     - Fixed income     - Fixed income
  Portfolio's            securities:        securities (at     securities (at     securities (at     securities (at
  principal              - U.S. treasury    least 80%):        least 80%):        least 80%):        least 80%):
  investments?             bills            - corporate        - U.S. and non-    - junk bonds     - junk bonds
                         - agency             bonds              U.S.             - convertible      (up to 100%)
                           discount         - investment         government         bonds            - emerging
                           notes              grade fixed        securities       - preferred          market
                         - commercial         income           - investment         stocks             government
                           paper              securities         grade            - zero coupon        securities
                         - corporate        - junk bonds         corporate          and deferred     - emerging
                           debt               (up to 35%)        bonds              interest           market
                           instruments      - U.S.             - mortgage and       bonds              corporate
                       - Short-term           government         asset-backed                          debt
                         investments          securities         securities                            instruments
                         - repurchase                        - Short-term                            - Eurobonds
                           agreements                          investments                           - Brady bonds
                         - bank                              - Currency
                           obligations                         transactions
                                                             - Foreign
                                                               securities
------------------------------------------------------------------------------------------------------------------------
  What other types of  N/A                - Fixed income     - Options and      - Equity           - Fixed income
  investments or                            securities:        futures            securities:        securities
  strategies may the                        - preferred      - Forward            - convertible      - U.S. and
  Portfolio use to a                          stocks           commitments          securities         non-U.S.
  significant extent?                       - zero coupon,   - Mortgage and       - warrants           government
                                              deferred         currency swaps   - Fixed income         securities
                                              interest and   - Credit,            securities:        - investment
                                              PIK bonds        interest rate      - U.S.               grade
                                              (up to 35%)      and total            government         corporate
                                          - Foreign            return swaps         securities         bonds
                                            securities       - Hybrid             - investment     - Currency
                                          - When-issued and    instruments          grade bonds      transactions
                                            delayed          - Deferred           - PIK bonds      - Illiquid
                                            delivery           interest bonds   - Foreign            securities (up
                                            transactions     - Inverse            securities         to 15%)
                                          - Illiquid           floaters         - Short-term       - Borrowing for
                                            securities (up   - Illiquid           investments        temporary or
                                            to 15%)            securities (up                        emergency
                                          - Pass-through       to 15%)                               purposes
                                            securities       - Pass-through                          (up to 33 1/3%)
                                          - Convertible        securities
                                            securities       - Borrowing for
                                                               temporary or
                                                               emergency
                                                               purposes
                                                               (up to 33 1/3%)
------------------------------------------------------------------------------------------------------------------------


SunAmerica Series Trust


------------------------------------------------------------------------------------------------------------------------
                                                FIXED INCOME PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
                             CASH                                                  HIGH-YIELD       WORLDWIDE HIGH
                          MANAGEMENT       CORPORATE BOND       GLOBAL BOND           BOND              INCOME
------------------------------------------------------------------------------------------------------------------------
  What other types of  - Short-term       - Short-term       - Mortgage dollar  - Borrowing for    - Hybrid
  investments may the    investments        investments        rolls              temporary or       instruments
  Portfolio use as       - municipal      - Defensive        - Zero coupon,       emergency        - Options and
  part of efficient        obligations      investments        deferred           purposes           Futures
  portfolio                               - Options and        interest and       (up to 33 1/3%)  - Forward
  management or to                          futures            PIK bonds        - Illiquid           commitments
  enhance return?                           (up to 10%)      - Firm               securities
                                          - Borrowing for      commitments and    (up to 15%)
                                            temporary or       when-issued or   - Loan
                                            emergency          delayed --         participations
                                            purposes           delivery           and assignments
                                            (up to 33 1/3%)    transactions     - Short sales
                                          - Securities       - Forward          - Rights
                                            lending            commitments
                                            (up to 33 1/3%)  - Loan
                                          - Currency           participations
                                            transactions       and assignments
                                          - Currency swaps   - Securities
                                          - Credit swaps       lending (up to
                                          - Interest rate      33 1/3%)
                                            swaps, caps,     - Interest rate
                                            floors and         swaps, caps and
                                            collars            collars
                                          - Total return
                                            swaps
                                          - Hybrid
                                            instruments
------------------------------------------------------------------------------------------------------------------------
  What additional      - Interest rate    - Credit quality   - Credit quality   - Active trading   - Active trading
  risks normally         fluctuations     - Currency         - Currency         - Credit quality   - Credit quality
  affect the           - Securities         volatility         volatility       - Illiquidity      - Currency
  Portfolio?             selection        - Derivatives      - Derivatives      - Interest rate      volatility
                                          - Foreign          - Emerging           fluctuations     - Derivatives
                                            exposure           markets          - Market           - Emerging
                                          - Illiquidity      - Foreign            volatility         markets
                                          - Interest rate      exposure         - Securities       - Foreign
                                            fluctuations     - Hedging            selection          exposure
                                          - Market           - Illiquidity      - Short sales      - Illiquidity
                                            volatility       - Interest rate      risks            - Interest rate
                                          - Securities         fluctuations                          fluctuations
                                            selection        - Market                              - Market
                                          - Small and          volatility                            volatility
                                            medium sized     - Non-diversified                     - Non-diversified
                                            companies          status                                status
                                                             - Prepayment                          - Securities
                                                             - Securities                            selection
                                                               selection
------------------------------------------------------------------------------------------------------------------------


                                                         SunAmerica Series Trust


---------------------------------------------------------------------------------------------------------------------------------
                                             BALANCED OR ASSET ALLOCATION PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
                                                       SUNAMERICA
                                                        BALANCED                                MFS TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------------------
  What are the Portfolio's principal   - Equity securities:                        - Equity securities (at least 40%, but not
  investments?                           - common stocks                             more than 75%):
                                       - Fixed income securities (at least 25%):     - common stocks
                                         - U.S. government securities                - convertible securities
                                         - corporate debt instruments                - rights
                                                                                   - Fixed income securities (at least 25%):
                                                                                     - U.S. government securities
                                                                                     - pass-through securities
                                                                                     - corporate debt instruments
                                                                                     - preferred stocks
---------------------------------------------------------------------------------------------------------------------------------
  What other types of investments or   - Equity securities:                        - Foreign securities (up to 20%):
  strategies may the Portfolio use to    - small-cap stocks (up to 20%)              - Brady bonds
  a significant extent?                - Short-term investments                      - depositary receipts
                                       - Defensive investments                       - fixed income securities (U.S. dollar
                                       - Foreign securities                            denominated)
                                       - Illiquid securities (up to 15%)           - Junk bonds (up to 10%)
                                       - Junk bonds (up to 15%)                    - Securities lending (up to 33 1/3%)
                                                                                   - Emerging markets
---------------------------------------------------------------------------------------------------------------------------------
  What other types of investments may  - Options and futures                       - Municipal bonds
  the Portfolio use as part of         - Currency transactions                     - Warrants
  efficient portfolio management or    - Borrowing for temporary or emergency      - Zero-coupon, deferred interest and PIK
  to enhance return?                     purposes (up to 33 1/3%)                    bonds
                                       - Securities lending (up to 33 1/3%)        - When-issued and delayed-delivery
                                                                                     transactions
                                                                                   - Hybrid instruments
                                                                                   - Inverse floaters
                                                                                   - Options and futures
                                                                                   - Currency transactions
                                                                                   - Forward commitments
                                                                                   - Registered investment companies
                                                                                   - Short-term investments
                                                                                     - repurchase agreements
                                                                                   - Loan participations
                                                                                   - Equity swaps
                                                                                   - Roll transactions
                                                                                   - Short sales
                                                                                   - Variable and floating rate obligations
---------------------------------------------------------------------------------------------------------------------------------
  What additional risks normally       - Active trading                            - Active trading
  affect the Portfolio?                - Credit quality                            - Credit quality
                                       - Currency volatility                       - Foreign exposure
                                       - Derivatives                               - Interest rate fluctuations
                                       - Foreign exposure                          - Market volatility
                                       - Hedging                                   - Prepayment
                                       - Illiquidity                               - Securities selection
                                       - Interest rate fluctuations
                                       - Market volatility
---------------------------------------------------------------------------------------------------------------------------------


SunAmerica Series Trust


---------------------------------------------------------------------------------------------------------------------------------
                                                        EQUITY PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                              FEDERATED       DAVIS VENTURE
               TELECOM UTILITY     EQUITY INCOME        EQUITY INDEX      GROWTH-INCOME    AMERICAN LEADERS       VALUE
---------------------------------------------------------------------------------------------------------------------------------
  What are     - Equity          - Equity            - Equity            - Equity          - Equity          - Equity
  the            securities:       securities:         securities:         securities:       securities:       securities:
  Portfolio's    - common          - common stocks     - common stocks     - large-cap       - large-cap       - large-cap
  principal        stocks                                (at least 80%)      stocks            stocks            stocks
 investments?    - convertible                                             - mid-cap
                   securities                                                stocks
               - REITs
---------------------------------------------------------------------------------------------------------------------------------
  What other   - Fixed income    - Equity            N/A                 - Foreign         - Equity          - Equity
  types of       securities:       securities:                             securities        securities:       securities:
  investments    - corporate       - convertible                           (up to 25%)       - mid-cap         - mid-cap
  or               bonds             securities                                                stocks            stocks
  strategies     - investment    - Fixed income                                            - Foreign         - Foreign
  may the          grade fixed     securities:                                               securities:       securities
  Portfolio        income          - preferred                                               - ADRs
  use to a         securities        stocks
  significant    - preferred       - junk bonds (up
  extent?          stocks            to 20%)
                                 - Foreign
                                   securities
                                   (up to 25%)
---------------------------------------------------------------------------------------------------------------------------------
  What other   - Short-term      - Short-term        - Short-term        - Short-term      - Short-term      - Short-term
  types of       investments       investments         investments         investments       investments       investments
  investments  - Defensive       - Defensive         - Defensive         - Defensive       - Defensive       - Defensive
  may the        investments       investments         investments         investments       investments       investments
  Portfolio    - Options and     - Options and       - Options and       - Borrowing for   - Options and     - U.S.
  use as part    futures           futures             futures             temporary or      futures           government
  of           - Borrowing for   - Borrowing for       (up to 10%)         emergency       - Borrowing for     securities
  efficient      temporary or      temporary or      - Borrowing for       purposes          temporary or
  portfolio      emergency         emergency           temporary or        (up to            emergency
  management     purposes (up      purposes            emergency           33 1/3%)          purposes
  or to          to 33 1/3%)       (up to 33 1/3%)     purposes          - Options and       (up to
  enhance      - Securities      - Securities          (up to 33 1/3%)     futures           33 1/3%)
  return?        lending           lending           - Securities                          - Securities
                 (up to            (up to 33 1/3%)     lending                               lending
                 33 1/3%)        - Illiquid            (up to 33 1/3%)                       (up to
               - Hybrid            securities        - Illiquid                              33 1/3%)
                 instruments       (up to 15%)         securities
                                 - Forward             (up to 15%)
                                   commitments       - Small-cap stocks
                                 - Registered        - Registered
                                   investment          investment
                                   companies           companies
                                 - Firm commitments  - Firm commitments
                                 - When issued and   - When issued and
                                   delayed-delivery    delayed-delivery
                                   transactions        transactions
                                 - IPOs
---------------------------------------------------------------------------------------------------------------------------------
  What         - Active trading  - Active trading    - Derivatives       - Active trading  - Derivatives     - Foreign
  additional   - Derivatives     - Credit quality    - Illiquidity       - Derivatives     - Large cap         exposure
  risks        - Market          - Derivatives       - Market            - Foreign           companies       - Large cap
  normally       volatility      - Foreign exposure    volatility          exposure        - Market            companies
  affect the   - Real estate     - Illiquidity       - Passively-managed - Growth stocks     volatility      - Market
  Portfolio?     industry        - Interest rate       strategy          - Large cap       - Securities        volatility
               - Securities        fluctuations                            companies         selection       - Medium sized
                 selection       - IPO investing                         - Market                              companies
               - Utility         - Market                                  volatility                        - Securities
                 industry          volatility                            - Medium sized                        selection
                                 - Securities                              companies
                                   selection                             - Securities
                                                                           selection
---------------------------------------------------------------------------------------------------------------------------------


                                                         SunAmerica Series Trust


-----------------------------------------------------------------------------------------------------------------------------------
                                                         EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------------
                      "DOGS" OF WALL                              GOLDMAN SACHS       MFS MASSACHUSETTS
                          STREET           ALLIANCE GROWTH           RESEARCH          INVESTORS TRUST        MARSICO GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
  What are the     - Equity securities:  - Equity securities:  - Equity securities   - Equity securities   - Equity securities
  Portfolio's        - large-cap stocks    - large-cap stocks    (at least 80%):       (at least 65%):       (at least 65%):
  principal                                                      - common stocks       - common stocks       - large-cap stocks
  investments?                                                   - warrants            - convertible
                                                                 - rights                securities
                                                                 - convertible       - Fixed income
                                                                   securities          securities:
                                                               - Equity swaps          - preferred stocks
                                                                 (up to 15%)         - Foreign
                                                               - Fixed income          securities:
                                                                 securities:           - depositary
                                                                 - preferred stocks      receipts
-----------------------------------------------------------------------------------------------------------------------------------
  What other       N/A                   - Foreign securities  - Small-cap stocks    - Foreign securities  - Foreign securities
  types of                                 (up to 25%)         - Currency              (up to 20%)           (up to 25%)
  investments may                                                transactions        - Securities lending  - Fixed income
  the Portfolio                                                - Futures               (up to 33 1/3%)       securities:
  or strategies                                                - Foreign securities                          - U.S. government
  use to a                                                       (up to 20%)                                   securities
  significant                                                    - emerging markets                          - preferred stocks
  extent?                                                      - Hybrid instruments                          - junk bonds
                                                                 (up to 15%):                                  (up to 10%)
                                                                 - structured                                - investment grade
                                                                   securities                                  fixed income
                                                                 - SPDRs (up to                                securities
                                                                   10%)                                      - zero-coupon,
                                                               - Registered                                    deferred
                                                                 investment                                    interest and PIK
                                                                 companies (up to                              bonds
                                                                 10% including                             - Equity securities:
                                                                 ETFs)                                       - convertible
                                                               - REITs                                         securities
                                                               - Fixed income                                - warrants
                                                                 securities:                               - Forward commitment
                                                                 - U.S. government                           agreements
                                                                   securities                              - When-issued and
                                                                 - corporate debt                            delayed-delivery
                                                                   instruments                               transactions
                                                                 - junk bonds
                                                                   (up to 10%)
                                                               - Short-term
                                                                 investments
-----------------------------------------------------------------------------------------------------------------------------------
  What other       - Short-term          - Short-term          - Options             - Warrants and        - Short-term
  types of           investments           investments         - Currency              rights                investments
  investments may  - Defensive           - Defensive             transactions        - When issued and     - Defensive
  the Portfolio      investments           investments         - Forward               delayed-delivery      instruments
  use as part of   - Borrowing for       - Borrowing for         commitments           transactions        - Options and
  efficient          temporary or          temporary or        - When-issued and     - Futures               futures
  portfolio          emergency purposes    emergency purposes    delayed delivery    - Currency            - Borrowing for
  management or      (up to 33 1/3%)       (up to 33 1/3%)     - Borrowing for         transactions          temporary or
  to enhance       - Options and         - Options and           temporary or        - Forward               emergency purposes
  return?            futures               futures               emergency purposes    commitments           (up to 33 1/3%)
                                                                 (up to 33 1/3%)     - Registered          - Illiquid
                                                               - Short sales           investment            securities
                                                                 (up to 25% and        companies             (up to 15%)
                                                                 only "against the   - Short-term          - Currency
                                                                 box")                 investments           transactions
                                                               - Securities lending    - repurchase        - IPOs
                                                                 (up to 33 1/3%)         agreements
                                                               - Repurchase          - Emerging markets
                                                                 agreements          - Fixed income
                                                               - Custodial receipts    securities:
                                                                 and trust             - corporate debt
                                                                 certificates            instruments
                                                                                       - U.S. government
                                                                                         securities
                                                                                       - zero coupon,
                                                                                         deferred
                                                                                         interest and PIK
                                                                                         bonds
                                                                                     - Roll transactions
                                                                                     - Variable and
                                                                                       floating rate
                                                                                       obligations
-----------------------------------------------------------------------------------------------------------------------------------


SunAmerica Series Trust


-----------------------------------------------------------------------------------------------------------------------------------
                                                         EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------------
                      "DOGS" OF WALL                              GOLDMAN SACHS       MFS MASSACHUSETTS
                          STREET           ALLIANCE GROWTH           RESEARCH          INVESTORS TRUST        MARSICO GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
  What additional  - Derivatives         - Active trading      - Credit quality      - Emerging markets    - Active trading
  risks normally   - Large cap           - Derivatives         - Currency            - Foreign exposure    - Derivatives
  affect the         companies           - Foreign exposure      volatility          - Growth stocks       - Foreign exposure
  Portfolio?       - Market volatility   - Growth stocks       - Derivatives         - Large cap           - Growth stocks
                   - Non-diversified     - Large cap           - Emerging markets      companies           - Illiquidity
                     status                companies           - Foreign exposure    - Market volatility   - IPO investing
                   - Passively managed   - Market volatility   - Growth stocks       - Securities          - Large cap
                     strategy            - Securities          - Interest rate         selection             companies
                   - Securities            selection             fluctuation                               - Market volatility
                     selection                                 - Market volatility                         - Non-diversified
                                                               - Real estate                                 status
                                                                 industry                                  - Securities
                                                               - Securities                                  selection
                                                                 selection                                 - Technology sector
                                                               - Short sale risks
                                                               - Small companies
                                                               - Unseasoned
                                                                 companies
-----------------------------------------------------------------------------------------------------------------------------------


                                                         SunAmerica Series Trust


---------------------------------------------------------------------------------------------------
                                         EQUITY PORTFOLIOS
---------------------------------------------------------------------------------------------------
                   PUTNAM GROWTH:                                              SMALL COMPANY
                      VOYAGER         BLUE CHIP GROWTH      REAL ESTATE            VALUE
---------------------------------------------------------------------------------------------------
  What are the   - Equity            - Equity            - Equity            - Equity
  Portfolio's    securities            securities (at    securities:           securities:
  principal        - common stock      least 80%):         - mid-cap stocks    - small-cap
  investments?                         - large-cap         - small-cap           stocks
                                         stocks              stocks              (at least 80%)
                                                         - Fixed income
                                                           securities:
                                                           - preferred
                                                             stocks
                                                         - REITs
---------------------------------------------------------------------------------------------------
  What other     - Foreign           - Equity            - Foreign           - Fixed income
  types of         securities (up      securities          securities          securities:
  investments      to 20%)             - small-cap       - Equity              - U.S.
  or strategies                          stocks            securities:           government
  may the                              - mid-cap stocks    - convertible         securities
  Portfolio use                      - Foreign               stocks            - corporate debt
  to a                                 securities        - Fixed income          instruments
  significant                                              securities:         - preferred
  extent?                                                  - corporate           stocks
                                                             bonds           - Foreign
                                                                               securities
                                                                               (up to 25%)
---------------------------------------------------------------------------------------------------
  What other     - Short-term        - Short-term        - Short-term        - Short-term
  types of         investments         investments         investments         investments
  investments    - Currency            (up to 10%)       - Defensive         - Defensive
  may the          transactions      - Defensive           investments         investments
  Portfolio use  - Defensive           instruments       - U.S. government   - Borrowing for
  as part of       investments       - Options and         securities          temporary or
  efficient      - Borrowing for       futures                                 emergency
  portfolio        temporary or      - Borrowing for                           purposes
  management or    emergency           temporary or                            (up to 33 1/3%)
  to enhance       purposes            emergency                             - Securities
  return?        - Options and         purposes                                lending
                   futures             (up to 33 1/3%)                         (up to 33 1/3%)
                 - Warrants          - Securities                            - Illiquid
                 - Hybrid              lending                                 securities
                   instruments         (up to 33 1/3%)                         (up to 15%)
                 - IPOs                                                      - Forward
                                                                               commitments
                                                                             - Registered
                                                                               investment
                                                                               companies
                                                                             - Firm commitments
                                                                             - When issued and
                                                                               delayed-
                                                                               delivery
                                                                               transactions
                                                                             - REITs
                                                                             - Equity
                                                                               securities
                                                                               - convertible
                                                                                 securities
                                                                               - warrants
                                                                               - rights
---------------------------------------------------------------------------------------------------
  What           - Currency          - Active trading    - Foreign exposure  - Foreign exposure
  additional       volatility        - Derivatives       - Interest rate     - Illiquidity
  risks          - Derivatives       - Foreign exposure    fluctuations      - Interest rate
  normally       - Foreign exposure  - Growth stocks     - Market              fluctuations
  affect the     - Growth stocks     - Hedging             volatility        - Market
  Portfolio?     - Hedging           - Large cap         - Real estate         volatility
                 - IPO investing       companies           industry          - Securities
                 - Market            - Market            - Securities          selection
                   volatility          volatility          selection         - Small companies
                 - Securities        - Securities        - Small and medium
                   selection           selection           sized companies
---------------------------------------------------------------------------------------------------


SunAmerica Series Trust


--------------------------------------------------------------------------------------------------------------------------
                                                    EQUITY PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------------
                       MFS MID-CAP                                GROWTH                             SMALL & MID CAP
                          GROWTH        AGGRESSIVE GROWTH     OPPORTUNITIES         TECHNOLOGY       VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
  What are the      - Equity            - Equity            - Equity            - Equity            - Equity
  Portfolio's         securities (at      securities:         securities:         securities:         securities (at
  principal           least 80%):         - small-cap         - small-cap         - common stocks     least 80%):
  investments?        - common stocks       stocks              stocks            - technology        - small-cap
                      - mid-cap stocks    - mid-cap stocks                          companies (at       stocks
                      - convertible       - convertible                             least 80%)        - mid-cap stocks
                        securities          securities
                    - Fixed income        - warrants
                      securities:       - Defensive
                      - preferred         investments
                        stocks
                    - Foreign
                      securities (up
                      to 20%):
                      - depositary
                        receipts
--------------------------------------------------------------------------------------------------------------------------
  What other types  - Junk bonds        - Equity            - Equity            - Foreign           - Equity
  of investments      (up to 10%)         securities:         securities:         securities:         securities:
  or strategies                           - large-cap         - mid-cap stocks    - emerging          - convertible
  may the                                   stocks            - large-cap           markets             securities
  Portfolio use to                                              stocks                                  (up to 20%)
  a significant                                                                                       - rights and
  extent?                                                                                               warrants
                                                                                                        (up to 10%)
                                                                                                    - Foreign
                                                                                                      securities (up
                                                                                                      to 15%)
                                                                                                    - Illiquid
                                                                                                      securities (up
                                                                                                      to 15%)
--------------------------------------------------------------------------------------------------------------------------
  What other types  - Equity            - Borrowing for     - Short-term        - Equity            - Derivatives
  of investments      securities:         temporary or        investments         securities:         - put and call
  may the             - warrants and      emergency           (up to 10%)         - warrants and        options (U.S.
  Portfolio use as      rights            purposes          - Defensive             rights              and non-U.S.
  part of           - Fixed income        (up to 33 1/3%)     investments       - Illiquid                exchanges)
  efficient           securities:       - Options and       - Options and         securities          - options and
  portfolio           - corporate debt    futures             futures             (up to 15%)           futures
  management or to      instruments     - Illiquid          - Special           - Options and         - forward
  enhance return?     - U.S.              securities          situations          futures               commitments
                        government        (up to 15%)                           - IPOs                - swaps
                        securities      - Short-term                                                - Short sales
                      - zero-coupon,      investments                                               - Currency swaps
                        deferred        - IPOs                                                      - Forward currency
                        interest and                                                                  exchange
                        PIK bonds                                                                     contracts
                    - Short sales                                                                   - Repurchase
                    - When issued and                                                                 agreements
                      delayed-delivery                                                              - Borrowing for
                      transactions                                                                    temporary or
                    - Options and                                                                     emergency
                      futures                                                                           purposes (up
                    - Currency                                                                        to 33 1/3%)
                      transactions                                                                  - Securities
                    - Forward                                                                         lending
                      commitments                                                                     (up to 33 1/3%)
                    - Registered                                                                    - Short-term
                      investment                                                                      investments
                      companies
                    - Short-term
                      investments
                    - Securities
                      lending
                      (up to 33 1/3%)
                    - Variable and
                      floating rate
                      obligations
--------------------------------------------------------------------------------------------------------------------------
  What additional   - Active trading    - Active trading    - Active trading    - Active trading    - Credit quality
  risks normally    - Credit quality    - Derivatives       - Derivatives       - Derivatives       - Currency
  affect the        - Emerging markets  - Growth stocks     - Growth stocks     - Emerging markets    volatility
  Portfolio?        - Foreign exposure  - Hedging           - Hedging           - Foreign exposure  - Derivatives
                    - Growth stocks     - Illiquidity       - Market            - Growth stocks     - Foreign exposure
                    - Market            - IPO investing       volatility        - Hedging           - Hedging
                      volatility        - Market            - Securities        - Illiquidity       - Illiquidity
                    - Medium sized        volatility          selection         - IPO investing     - Market
                      companies         - Securities        - Small and medium  - Market              volatility
                    - Securities          selection           sized companies     volatility        - Sector risk
                      selection         - Small and medium  - Technology        - Securities        - Securities
                                          sized companies     sector              selection           selection
                                        - Technology                            - Small and medium  - Short sale risk
                                          sector                                  sized companies   - Small and medium
                                                                                - Technology          sized companies
                                                                                  sector            - Technology
                                                                                                      sector
--------------------------------------------------------------------------------------------------------------------------


                                                         SunAmerica Series Trust


--------------------------------------------------------------------------------------------------------------------------
                                                 INTERNATIONAL PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------------
                      INTERNATIONAL                           INTERNATIONAL                           FOREIGN VALUE
                    GROWTH AND INCOME    GLOBAL EQUITIES       DIVERSIFIED       EMERGING MARKETS       PORTFOLIO
                                                                 EQUITIES
--------------------------------------------------------------------------------------------------------------------------
  What are the      - Equity            - Equity            - Equity            - Equity            - Foreign
  Portfolio's         securities:         securities (at      securities (at      securities:         securities (at
  principal           - large-cap         least 80%):         least 80%)          - small-cap         least 80%)
  investments?          stocks            - large-cap       - Foreign               stocks            - emerging
                        (foreign)           stocks            securities          - mid-cap stocks      markets (up to
                    - Foreign             - mid-cap stocks                      - Foreign               25%)
                      securities        - Foreign                                 securities:         - ADRs, EDRs and
                                          securities                              - emerging            GDRs
                                                                                  markets             - foreign debt
                                                                                  (at least 80%)        securities (up
                                                                                                        to 25%)
                                                                                                    - Equity
                                                                                                      securities
--------------------------------------------------------------------------------------------------------------------------
  What other types  - Equity            - Foreign           - Equity            - Hybrid            - Unlisted foreign
  of investments      securities:         securities:         securities:         instruments         securities (up
  or strategies       - mid-cap stocks    - emerging          - convertible     - Equity swaps        to 15%)
  may the               (foreign)           markets             securities      - Options and       - Securities with
  Portfolio use to  - Foreign                                 - warrants          futures             limited trading
  a significant       securities:                             - rights                                market (up to
  extent?             - emerging                            - Futures                                 10%)
                        markets                             - Foreign                               - Derivatives
                    - Fixed income                            securities:                           - Illiquid
                      securities:                             - emerging                              securities (up
                      - junk bonds                              markets                               to 15%)
                       (up to 20%)
--------------------------------------------------------------------------------------------------------------------------
  What other types  - Equity            - Short-term        - Short-term        - Illiquid          - Short-term
  of investments      securities:         investments         investments         securities          investments
  may the             - small-cap       - Currency          - Defensive           (up to 15%)       - Fixed income
  Portfolio use as      stocks            transactions        investments       - Borrowing for       securities:
  part of               (foreign)       - Defensive         - Currency            temporary or        - U.S. and
  efficient           - large-cap         investments         transactions        emergency             foreign
  portfolio             stocks (U.S.)   - Borrowing for     - Illiquid            purposes              companies
  management or to  - Currency            temporary or        securities          (up to 33 1/3%)     - U.S. and
  enhance return?     transactions        emergency           (up to 15%)       - Currency              foreign
                    - Short-term          purposes (up to   - Options and         transactions          governments
                      investments         33 1/3%)            futures           - Short term        - Borrowing for
                    - Hybrid            - Options and       - Forward             investments         temporary or
                      instruments         futures             commitments       - IPOs                emergency
                    - Equity swaps                          - Registered                                purposes (up
                    - IPOs                                    investment                              to 33 1/3%)
                                                              companies
                                                            - ETFs
                                                            - Firm commitment
                                                              agreements
                                                            - Securities
                                                              lending
                                                              (up to 33 1/3%)
--------------------------------------------------------------------------------------------------------------------------
  What additional   - Active trading    - Active trading    - Active trading    - Active trading    - Credit quality
  risks normally    - Credit quality    - Currency          - Currency          - Currency          - Currency
  affect the        - Currency            volatility          volatility          volatility          volatility
  Portfolio?          volatility        - Derivatives       - Derivatives       - Derivatives       - Derivatives
                    - Emerging markets  - Emerging markets  - Emerging markets  - Emerging markets  - Emerging markets
                    - Foreign exposure  - Foreign exposure  - Foreign exposure  - Foreign exposure  - Financial
                    - Growth stocks     - Growth stocks     - Growth stocks     - Growth stocks       institutions
                    - Hedging           - Hedging           - Hedging           - Illiquidity         sector
                    - IPO investing     - Market            - Illiquidity       - IPO investing     - Foreign exposure
                    - Market              volatility        - Market            - Market            - Hedging
                      volatility        - Securities          volatility          volatility        - Illiquidity
                    - Securities          selection         - Sector risk       - Securities        - Interest rate
                      selection                             - Securities          selection           fluctuations
                                                              selection                             - Market
                                                                                                      volatility
                                                                                                    - Sector risk
                                                                                                    - Securities
                                                                                                      selection
                                                                                                    - Technology
                                                                                                      sector
--------------------------------------------------------------------------------------------------------------------------


SunAmerica Series Trust

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.


BRADY BONDS are foreign securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging market for new bonds in connection with debt restructurings under a debt restructuring plan by former U.S. Secretary of the Treasury, Nicholas F. Brady.


CREDIT SWAPS involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party upon the occurrence of specified credit events.

CURRENCY SWAPS involve the exchange of the parties' respective rights to make or receive payments in specified currencies.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which a Portfolio may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes, a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. A Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the

                                                         SunAmerica Series Trust

       Russell 1000 Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Midcap Index(R), and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above/or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EQUITY SWAPS allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.


EUROBONDS are bonds issued and traded outside the country whose currency it is denominated in, and outside the regulatory jurisdictions of a single country, and is usually a bond issued by a non-European company for sale in Europe.


FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (BONDS, NOTES AND DEBENTURES) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - HIGH INCOME SECURITIES, with respect to the Worldwide High Income Portfolio, are defined as medium and lower-grade income securities, which include securities rated at the time of purchase BBB or lower by Standard & Poor's ("S&P") or rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") and unrated securities determined by the Subadviser to be comparable quality at the time of purchase.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two

SunAmerica Series Trust
                                       64
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       best-known debt rating agencies are S&P and Moody's. INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind ("PIK") bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.


FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies ("PFICs"), American Depositary Receipts ("ADRs") or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). An EMERGING MARKET country is generally one with a low or middle income economy that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser. With respect to the FOREIGN VALUE and CORPORATE BOND PORTFOLIOS, foreign securities includes those securities issued by companies whose principal securities trading markets are outside the U.S., that derive a significant share of their total revenue from either goods or services produced or sales made in markets outside the U.S., that have a significant portion of their assets outside the U.S., that are linked to non-U.S. dollar currencies or that are organized under the laws of, or with principal offices in, another country.


FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.


HYBRID INSTRUMENTS, such as INDEXED STRUCTURED SECURITIES (i.e., Standard and Poor's Depositary Receipts ("SPDRs") and iShares(SM)) and other EXCHANGE TRADED FUNDS ("ETFS"), can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.


ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser,

                                                         SunAmerica Series Trust
to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

INVERSE FLOATERS are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's 15% limitation on investments in such securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

MORTGAGE SWAPS are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

REGISTERED INVESTMENT COMPANIES are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by a Portfolio.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities ("roll securities") with the commitment to purchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that price at the time of replacement may be greater than the price at which the security was sold. A

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                                       66
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short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses. With respect to the Cash Management Portfolio, short-term investments may also include investment in taxable municipal obligations which are debt obligations of a state or local government entity and an outgrowth of the tax reform act of 1986, which restricted the issuance of traditional tax-exempt securities. Taxable municipal bonds are issued as private purpose bonds to finance such prohibited projects as a sports stadium, as municipal revenue bonds where caps apply, or as public purpose bonds where the 10% private use limitation has been exceeded.

TOTAL RETURN SWAPS are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

VARIABLE AND FLOATING RATE OBLIGATIONS normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the Portfolio on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Portfolio is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the Portfolio through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is

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                                       67
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used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FINANCIAL INSTITUTIONS SECTOR. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in this sector may be very sensitive to interest rate changes throughout the world.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of EMERGING MARKET countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.


INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.


IPO INVESTING: A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

LARGE CAP COMPANIES: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio's value may not rise as much as the value of portfolios that emphasize smaller cap companies.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

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PASSIVELY MANAGED STRATEGY:  A Portfolio following a passively managed strategy will not deviate from its investment strategy. In the case of "Dogs" of Wall Street Portfolio, this entails buying and holding thirty stocks selected through objective selection criteria (except to the extent necessary to comply with applicable federal tax laws). In other cases, it may involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. Such a Portfolio will not sell stocks in its portfolio and buy different stocks over the course of a year, even if there are adverse developments concerning a particular stock, company or industry. There can be no assurance that the strategy will be successful.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

REAL ESTATE INDUSTRY: Risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from registration under the Investment Company Act of 1940.

SECTOR RISK: Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As a Portfolio allocates more of its portfolio holdings to a particular sector, the Portfolio's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

UNSEASONED COMPANIES: Unseasoned companies are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

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                                       69

UTILITY INDUSTRY: Risks include (i) utility companies' difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; (vi) difficulties in obtaining fuel at reasonable prices and
(vii) potential effect of deregulation.

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                                       70
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--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER AND MANAGER


SAAMCo serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the Subadvisers for Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $42.9 billion as of December 31, 2004. SAAMCo is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992


SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.


In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.



For the fiscal year ended January 31, 2005, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:



                         PORTFOLIO                             FEE
                         ---------                            -----
Cash Management Portfolio...................................  0.50%
Corporate Bond Portfolio....................................  0.56%
Global Bond Portfolio.......................................  0.69%
High-Yield Bond Portfolio...................................  0.61%
Worldwide High Income Portfolio.............................  0.98%
SunAmerica Balanced Portfolio...............................  0.63%
MFS Total Return Portfolio..................................  0.65%
Telecom Utility Portfolio...................................  0.75%
Equity Income Portfolio.....................................  0.65%
Equity Index Portfolio......................................  0.40%
Growth-Income Portfolio.....................................  0.55%
Federated American Leaders Portfolio........................  0.69%
Davis Venture Value Portfolio...............................  0.71%
"Dogs" of Wall Street Portfolio.............................  0.60%
Alliance Growth Portfolio...................................  0.61%
Goldman Sachs Research Portfolio............................  1.17%
MFS Massachusetts Investors Trust Portfolio.................  0.70%
Putnam Growth: Voyager Portfolio............................  0.83%
Blue Chip Growth Portfolio..................................  0.70%
Real Estate Portfolio.......................................  0.78%


                                                         SunAmerica Series Trust

                         PORTFOLIO                             FEE
                         ---------                            -----
Small Company Value Portfolio...............................  1.00%
MFS Mid-Cap Growth Portfolio................................  0.75%
Aggressive Growth Portfolio.................................  0.71%
Growth Opportunities Portfolio..............................  0.75%
Marsico Growth Portfolio....................................  0.85%
Technology Portfolio........................................  1.19%
Small & Mid Cap Value Portfolio.............................  1.00%
International Growth and Income Portfolio...................  0.95%
Global Equities Portfolio...................................  0.78%
International Diversified Equities Portfolio................  1.00%
Emerging Markets Portfolio..................................  1.25%
Foreign Value Portfolio.....................................  0.91%


INFORMATION ABOUT THE SUBADVISERS


ALLIANCE CAPITAL MANAGEMENT L.P. (Alliance) is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading global investment management firm. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. Alliance does business in certain circumstances, including its role as Subadviser to the Small & Mid Cap Value Portfolio of the Trust, using the name Bernstein Investment Research Management, a unit of Alliance. AllianceBernstein Institutional Research and Management is the institutional marketing and client servicing unit of Alliance. AllianceBernstein Investment Research and Management is the retail distribution unit of Alliance. As of December 31, 2004, Alliance had approximately $539 billion in assets under management.



BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP) is located at One Bank of America Plaza, Charlotte, NC 28255. BACAP is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of December 31, 2004, BACAP had over $193 billion in assets under management.



DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISORS (Davis) is located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Davis provides advisory services to other investment companies. The Subadvisory Agreement with Davis provides that Davis may delegate any of its responsibilities under the agreement to one of its affiliates, including Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary; however, Davis remains ultimately responsible (subject to supervision by SAAMCo) for the assets of the Portfolios allocated to it. As of December 31, 2004, Davis had approximately $58 billion in assets under management.



FEDERATED INVESTMENT MANAGEMENT COMPANY and FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA (collectively, Federated) are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Effective May 1, 2004, Federated Investment Management Company became Subadviser for the Corporate Bond Portfolio, and Federated Equity Management Company of Pennsylvania became Subadviser for the Telecom Utility Portfolio and the Federated American Leaders Portfolio. Previously, the Subadviser for each of these Portfolios was Federated Investment Counseling. Both the new Subadvisers and the previous Subadviser are wholly owned subsidiaries of Federated Investors, Inc. The change in Subadviser entities did not change the portfolio managers for the three Portfolios. Federated and affiliated companies serve as investment advisor to a number of investment companies and private accounts. As of December 31, 2004, Federated and affiliated companies had approximately $179.3 billion in assets under management.


SunAmerica Series Trust

FRANKLIN ADVISORY SERVICES, LLC (Franklin) is a Delaware limited liability company located at One Parker Plaza, 9th Floor, Fort Lee, NJ 07024. Franklin is a wholly-owned subsidiary of Franklin Resources, Inc. (referred to as Franklin Templeton Investments), a publicly owned company engaged in the financial services industry through its subsidiaries. As of December 31, 2004, Franklin Templeton Investments managed approximately $402 billion in assets composed of mutual funds and other investment vehicles for individuals, institutions, pension plans, trusts and partnerships in 128 countries.



GOLDMAN SACHS ASSET MANAGEMENT, L.P. (GSAM) is located at 32 Old Slip, New York, NY 10005. GSAM registered as an investment adviser in 1990. Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. (Goldman Sachs) served as the investment adviser for the Goldman Sachs Research and Global Bond Portfolios. On or about April 26, 2003, GSAM assumed Goldman Sachs' investment advisory responsibilities for these Portfolios. GSAM is one of the leading global investment managers, serving a wide range of clients including pension funds, foundations and insurance companies and individual investors. As of December 31, 2004, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had approximately $451.3 billion in assets under management.



GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL (GSAM-International), a business unit of the Investment Management Division of Goldman Sachs, is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD, England. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of December 31, 2004, GSAM-International, along with other units of the Investment Management Division of Goldman Sachs, had approximately $451.3 billion in assets under management.



MARSICO CAPITAL MANAGEMENT, LLC (Marsico) is located at 1200 Seventeenth Street, Suite 1600, Denver, CO 80202. Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and private accounts. As of December 31, 2004, Marsico managed approximately $43 billion in assets under management.



MASSACHUSETTS FINANCIAL SERVICES COMPANY (MFS) is America's oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is located at 500 Boylston Street, Boston, MA 02116. As of December 31, 2004, MFS had approximately $146.2 billion in assets under management.



MORGAN STANLEY INVESTMENT MANAGEMENT INC. (MSIM Inc.) is a subsidiary of Morgan Stanley and conducts a worldwide portfolio management business providing a broad range of services to customers in the U.S. and abroad. MSIM Inc. is located at 1221 Avenue of the Americas, New York, NY 10020. MSIM Inc. does business in certain circumstances, including its role as a Subadviser to the Trust, using the name "VAN KAMPEN." As of December 31, 2004, MSIM Inc. together with its affiliated asset management companies had approximately $431.4 billion in assets under management.



PUTNAM INVESTMENT MANAGEMENT, LLC (Putnam) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, MA 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of December 31, 2004, Putnam had approximately $213.3 billion in assets under management.



TEMPLETON INVESTMENT COUNSEL, LLC (Templeton) is a Delaware limited liability company located at 500 E. Broward Boulevard, Suite 2100, Ft. Lauderdale, FL 33394. Templeton is a wholly-owned subsidiary of Franklin Resources, Inc. (referred to as Franklin Templeton Investments), a publicly owned company engaged in the financial services industry through its subsidiaries. As of December 31, 2004, Franklin Templeton Investments managed approximately $402 billion in assets composed of mutual funds and other investment vehicles for individuals, institutions, pension plans, trusts and partnerships in 128 countries.


U.S. BANCORP ASSET MANAGEMENT, INC. (USBAM) is located at 800 Nicollet Mall, Minneapolis, MN 55402. USBAM (formerly U.S. Bancorp Piper Jaffrey Asset Management) served as investment adviser to

                                                         SunAmerica Series Trust
separately managed accounts, in addition to the First American Family of Funds. As of December 31, 2004, USBAM had more than $123.7 billion in assets under management.


SAAMCo compensates the various Subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate any agreement with a Subadviser without shareholder approval.

INFORMATION ABOUT THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc. (the "Distributor") distributes each Portfolio's shares and incurs the expenses of distributing the Portfolios' shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

SunAmerica Series Trust

PORTFOLIO MANAGEMENT


The investment manager(s) and/or management team(s) that have primary responsibility for the day-to-day management of the Portfolios are set forth below in the following table. Unless otherwise noted, a management team's members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team. The Cash Management Portfolio is subadvised by BACAP.



The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.




---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Corporate Bond Portfolio   Federated                   - Joseph M. Balestrino           Mr. Balestrino joined
                                                          Senior Vice President and      Federated in 1986 as a Project
                                                          Portfolio Manager              Manager in the Product Design
                                                                                         Department and became an
                                                                                         Assistant Vice President and
                                                                                         Investment Analyst in 1991. He
                                                                                         became a Vice President and
                                                                                         portfolio manager in 1995 and
                                                                                         a Senior Vice President in
                                                                                         1998. Mr. Balestrino serves as
                                                                                         a back-up portfolio manager to
                                                                                         this Portfolio.

                                                        - Mark E. Durbiano               Mr. Durbiano joined Federated
                                                          Senior Vice President and      in 1982 as an Investment
                                                          Portfolio Manager              Analyst and became a Vice
                                                                                         President and portfolio
                                                                                         manager in 1988. He has been a
                                                                                         Senior Vice President since
                                                                                         1996.

                                                        - Christopher J. Smith           Mr. Smith joined Federated in
                                                          Vice President and Portfolio   1995 as a Portfolio Manager
                                                          Manager                        and Vice President. Mr. Smith
                                                                                         holds the Chartered Financial
                                                                                         Analyst designation.
---------------------------------------------------------------------------------------------------------------------------


                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Corporate Bond Portfolio    Federated                  - Nathan H. Kehm                 Mr. Kehm joined Federated in
 (continued)                                              Vice President and Portfolio   1997 as an Investment Analyst.
                                                          Manager                        He was promoted to Assistant
                                                                                         Vice President and Senior
                                                                                         Investment Analyst in 1999 and
                                                                                         Vice President in 2001. Mr.
                                                                                         Kehm holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio       GSAM-International         - Andrew F. Wilson               Mr. Wilson joined GSAM in 1995
                                                          Managing Director, Co-Head     as a senior Global Fixed
                                                          of Global Fixed Income and     Income portfolio manager, was
                                                          Currency Management and        promoted to Managing Director
                                                          Senior Portfolio Manager       in 1999 and is now Co-Head of
                                                                                         the global fixed income and
                                                                                         currency business. During his
                                                                                         tenure with GSAM he has been
                                                                                         responsible for Global Fixed
                                                                                         Income positioning, is a
                                                                                         member of the Fixed Income
                                                                                         Investment Strategy group and
                                                                                         is also a member of the Global
                                                                                         Asset Allocation Committee.
                                                                                         Prior to joining GSAM Mr.
                                                                                         Wilson was a Senior Global
                                                                                         Fixed Income Portfolio Manager
                                                                                         at Rothschild Asset
                                                                                         Management.
---------------------------------------------------------------------------------------------------------------------------


SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio      GSAM-International          - Philip Moffitt                 Mr. Moffitt joined GSAM in
 (continued)                                              Managing Director, Co-Head     1999. He is Co-Head of our
                                                          of Global Fixed Income and     Global Fixed Income and
                                                          Currency Management and        Currency Business. Prior to
                                                          Senior Portfolio Manager       joining GSAM he worked for
                                                                                         three years as a proprietary
                                                                                         trader for Tokai Asia Ltd in
                                                                                         Hong Kong. Before that Mr.
                                                                                         Moffitt spent ten years with
                                                                                         Bankers Trust Asset Management
                                                                                         in Australia, where he was a
                                                                                         Managing Director responsible
                                                                                         for all active global fixed
                                                                                         income funds as well as a
                                                                                         member of the Asset Allocation
                                                                                         Committee.

                                                        - Iain Lindsay                   Mr. Lindsay joined GSAM in
                                                          Managing Director, Global      2001 and is currently Managing
                                                          Fixed Income and Currency      Director of Global Fixed
                                                          and Senior Portfolio Manager   Income and Currency
                                                                                         Management. In addition, he is
                                                                                         a senior investment
                                                                                         professional in GSAM's global
                                                                                         fixed income and currency team
                                                                                         and is a member of its Fixed
                                                                                         Income Strategy Group. Prior
                                                                                         to joining GSAM in 2001, Mr.
                                                                                         Lindsay was with JP Morgan
                                                                                         Investment Management where he
                                                                                         was a portfolio manager and a
                                                                                         sell-side fixed income
                                                                                         investment strategist.
---------------------------------------------------------------------------------------------------------------------------


                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 High-Yield Bond            SAAMCo                      - Thomas Reeg                    Mr. Reeg joined SAAMCo in 2004
 Portfolio                                                Portfolio Manager              as a portfolio manager. In
                                                                                         addition to his position with
                                                                                         SAAMCo, Mr. Reeg is currently
                                                                                         Managing Director and
                                                                                         Portfolio Manager, Leverage
                                                                                         Finance Group of AIG Global
                                                                                         Investment Corp. (AIGGIC).
                                                                                         Prior to joining AIGGIC in
                                                                                         2002, he was a senior research
                                                                                         analyst with Bank One Capital
                                                                                         Markets from 2001 to 2002 and
                                                                                         ABN AMRO from 1999 to 2001.
                                                                                         Mr. Reeg holds the Chartered
                                                                                         Financial Analyst designation.

                                                        - Greg A. Braun                  Mr. Braun joined SAAMCo in
                                                          Portfolio Manager              2002 as a portfolio manager.
                                                                                         In addition to his position
                                                                                         with SAAMCo, Mr. Braun is
                                                                                         currently Managing Director
                                                                                         and Portfolio Manager,
                                                                                         CDO/Mutual Funds of AIGGIC.
                                                                                         Prior to joining AIGGIC in
                                                                                         2001, Mr. Braun was a senior
                                                                                         credit analyst with American
                                                                                         General Investment Management,
                                                                                         L.P. from 1996 to 2001. Mr.
                                                                                         Braun holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------


SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Worldwide High Income      Van Kampen                  High Yield Team includes:
 Portfolio
                                                        - Sheila Finnerty                Ms. Finnerty is a Managing
                                                          Managing Director and          Director and Portfolio Manager
                                                          Portfolio Manager              of MSIM Inc. Ms. Finnerty
                                                                                         joined Morgan Stanley in 1993
                                                                                         and has been with MSIM Inc.
                                                                                         since 1998. Ms. Finnerty is a
                                                                                         co-team leader of the
                                                                                         Portfolio.
                                                        - Gordon W. Loery                Mr. Loery is an Executive
                                                          Executive Director and         Director and Portfolio Manager
                                                          Portfolio Manager              of MSIM Inc. Mr. Loery joined
                                                                                         Morgan Stanley & Co.
                                                                                         Incorporated (Morgan Stanley),
                                                                                         a MSIM Inc. affiliate, in 1990
                                                                                         as a fixed income analyst and
                                                                                         has been a Portfolio Manager
                                                                                         with MSIM Inc.'s affiliate
                                                                                         Miller Anderson & Sherrerd,
                                                                                         LLP (MAS) since 1996.
                                                        Emerging Markets Debt Team
                                                        includes:
                                                        - Abigail McKenna                Ms. McKenna joined MSIM in
                                                          Managing Director and          1996. Ms. McKenna is a co-
                                                          Portfolio Manager              team leader of the Portfolio.
                                                        - Eric Baurmeister               Mr. Baurmeister joined MSIM
                                                          Executive Director and         Inc. in 1997 and is a
                                                          Portfolio Manager              portfolio manager of the
                                                                                         emerging markets debt
                                                                                         portfolio. Prior to joining
                                                                                         MSIM Inc., he was a portfolio
                                                                                         manager at MIMCO from 1992 to
                                                                                         1996. He holds the Chartered
                                                                                         Financial Analyst designation.
                                                        - Federico Kuane                 Mr. Kuane joined MSIM in 2002.
                                                          Executive Director and         Prior to 2002, Mr. Kuane was a
                                                          Portfolio Manager              Senior Vice President and
                                                                                         Senior Economist at Goldman
                                                                                         Sachs.
---------------------------------------------------------------------------------------------------------------------------


                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 SunAmerica Balanced        SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                        Fixed Income Investment Team     in 1993 as an equity analyst.
                                                        includes:                        See above.
                                                        - Thomas Reeg                    See above.
                                                          Portfolio Manager
                                                        - Greg Braun
                                                          Portfolio Manager
---------------------------------------------------------------------------------------------------------------------------
 MFS Total Return           MFS                         Investment team includes:
 Portfolio
                                                        - Brooks Taylor                  Mr. Taylor is a Portfolio
                                                          Vice President and Portfolio   Manager of the equity portion.
                                                          Manager                        He joined MFS in 1996. Mr.
                                                                                         Taylor is the team leader of
                                                                                         this Portfolio.

                                                        - Steven R. Gorham               Mr. Gorham, the manager of the
                                                          Senior Vice President and      Portfolio's equity portion,
                                                          Portfolio Manager              joined MFS in 1992, and has
                                                                                         been a portfolio manager since
                                                                                         2002.

                                                        - Michael W. Roberge             Mr. Roberge, the manager of
                                                          Senior Vice President and      the Portfolio's fixed income
                                                          Portfolio Manager              portion, joined MFS in 1996,
                                                                                         and has been a portfolio
                                                                                         manager since 2002.

                                                        - William J. Adams               Mr. Adams, manager of the bond
                                                          Vice President and Portfolio   portfolios, variable and
                                                          Manager                        off-shore investment products,
                                                                                         joined MFS in 1997. He was
                                                                                         promoted to Vice President in
                                                                                         1999, associate portfolio
                                                                                         manager in 2000 and portfolio
                                                                                         manager in 2001.
---------------------------------------------------------------------------------------------------------------------------


SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 MFS Total Return           MFS                         - Kenneth J. Enright             Mr. Enright, a manager of the
 Portfolio                                                Senior Vice President and      Portfolio's equity portion,
 (continued)                                              Portfolio Manager              joined MFS in 1986 as a
                                                                                         research analyst. He became an
                                                                                         Assistant Vice President in
                                                                                         1987, Vice President in 1988,
                                                                                         portfolio manager in 1993 and
                                                                                         Senior Vice President in 1999.
---------------------------------------------------------------------------------------------------------------------------
 Telecom Utility            Federated                   - John L. Nichol                 Mr. Nichol joined Federated in
 Portfolio                                                Vice President and Portfolio   September 2000 as an Assistant
                                                          Manager                        Vice President/Senior
                                                                                         Investment Analyst. Prior to
                                                                                         joining Federated, Mr. Nichol
                                                                                         was a securities analyst and
                                                                                         portfolio manager for the
                                                                                         Public Employees Retirement
                                                                                         System of Ohio from 1992
                                                                                         through August 2000. Mr.
                                                                                         Nichol holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 Equity Income Portfolio    USBAM                       - Cori B. Johnson                Ms. Johnson joined USBAM in
                                                          Portfolio Manager              1991 as a securities analyst.
                                                                                         She became a portfolio manager
                                                                                         in 1993. She holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation.

                                                        - Gerald C. Bren                 Mr. Bren joined USBAM in 1972
                                                          Portfolio Manager              as an investment analyst. He
                                                                                         became a portfolio manager in
                                                                                         1987. He holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------


                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Equity Index Portfolio     USBAM                       - Walter French                  Mr. French, who joined USBAM
                                                          Director of                    in 1999, is director of the
                                                          Quantitative                   Quantitative group and equity
                                                          Group and                      index and enhanced index
                                                          Portfolio                      portfolio manager. Prior to
                                                          Manager                        joining USBAM, he was Chief
                                                                                         Investment Officer and
                                                                                         portfolio manager at Berkeley
                                                                                         Quantitative Advisors, Inc., a
                                                                                         firm he co-founded in 1987.
---------------------------------------------------------------------------------------------------------------------------
 Growth-Income Portfolio    Alliance                    - Michael R. Baldwin             Mr. Baldwin joined the company
                                                          Portfolio Manager and Senior   in 1989 and is currently
                                                          Vice President                 Senior Vice President,
                                                                                         Portfolio Manager and
                                                                                         Associate Director of
                                                                                         Research.
---------------------------------------------------------------------------------------------------------------------------


SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Federated American         Federated                   - Kevin R. McCloskey             Mr. McCloskey, who joined
 Leaders Portfolio                                        Vice President and Portfolio   Federated in 1999 as a
                                                          Manager                        portfolio manager, is a Vice
                                                                                         President. From September 1994
                                                                                         to July 1999, he served as a
                                                                                         portfolio manager, and from
                                                                                         January 1994 to September
                                                                                         1994, he served as an
                                                                                         investment/quantitative
                                                                                         analyst at Killian Asset
                                                                                         Management Corpora-
                                                                                         tion. Mr. McCloskey holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation.

                                                        - William Dierker                Mr. Dierker joined Federated
                                                          Senior Vice President and      in September 2004 as a Senior
                                                          Senior Portfolio Manager       Portfolio Manager/ Senior Vice
                                                                                         President. Prior to joining
                                                                                         Federated, he was a Senior
                                                                                         Portfolio Manager and Managing
                                                                                         Director of the value equity
                                                                                         team at Banc One Investment
                                                                                         Advisers from April 2003 to
                                                                                         September 2004. He served as
                                                                                         Vice President, Equity
                                                                                         Securities with Nationwide
                                                                                         Insurance Enterprise from
                                                                                         September 1999 to January
                                                                                         2002, and as Vice
                                                                                         President/Portfolio Manager
                                                                                         with Gartmore Global
                                                                                         Investments, a
                                                                                         subsidiary of Nationwide, from
                                                                                         January 2002 to April 2003.
                                                                                         Mr. Dierker holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation.
---------------------------------------------------------------------------------------------------------------------------


                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Davis Venture Value        Davis                       - Christopher C. Davis           Mr. Davis has been employed by
 Portfolio                                                Portfolio Manager              Davis since 1989 as a research
                                                                                         analyst, assistant portfolio
                                                                                         manager, co-portfolio manager,
                                                                                         and portfolio manager.

                                                        - Kenneth C. Feinberg            Mr. Feinberg has been employed
                                                          Portfolio Manager              by Davis since 1994 as a
                                                                                         research analyst, assistant
                                                                                         portfolio manager, and
                                                                                         portfolio manager.
---------------------------------------------------------------------------------------------------------------------------
 "Dogs" of Wall Street      SAAMCo                      - Steve A. Neimeth               Mr. Neimeth joined the firm as
 Portfolio                                                Senior Vice President and      a portfolio manager in April
                                                          Portfolio Manager              2004. Prior to joining SAAMCo,
                                                                                         Mr. Neimeth was a portfolio
                                                                                         manager of the Neuberger
                                                                                         Berman Large-Cap Value Fund
                                                                                         since 2002. Between 1997 and
                                                                                         2002, Mr. Neimeth was a
                                                                                         portfolio manager and research
                                                                                         analyst at Bear Stearns Asset
                                                                                         Management.
---------------------------------------------------------------------------------------------------------------------------
 Alliance Growth            Alliance                    - Scott Wallace                  Mr. Wallace joined Alliance
 Portfolio                                                Senior Vice President and      Capital in 2001. Prior to
                                                          Large Cap Growth Portfolio     joining Alliance, he was with
                                                          Manager                        J.P. Morgan for 15 years,
                                                                                         where he was a managing
                                                                                         director and held a variety of
                                                                                         roles in the U.S. and abroad,
                                                                                         most recently as head of
                                                                                         equities in Japan.
---------------------------------------------------------------------------------------------------------------------------


SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Research     GSAM                        - Eileen Rominger                Ms. Rominger joined GSAM as a
 Portfolio                                                Managing Director              portfolio manager and Chief
                                                          Chief Investment Officer,      Investment Officer of its
                                                          Value                          Value team in 1999. From 1981
                                                          Portfolio Manager              to 1999, she worked at
                                                                                         Oppenheimer Capital, most
                                                                                         recently as a senior portfolio
                                                                                         manager.

                                                        - Herbert E. Ehlers              Mr. Ehlers is Chief Investment
                                                          Managing Director              Officer for the Growth team
                                                          Chief Investment Officer,      and has been the lead manager
                                                          Growth Portfolio Manager       of strategy since its
                                                                                         inception in 1981. He served
                                                                                         as Chief Investment Officer of
                                                                                         Liberty Asset Management
                                                                                         ("Liberty") prior to GSAM's
                                                                                         acquisition of Liberty in
                                                                                         January 1997. Mr. Ehlers
                                                                                         joined Liberty's predecessor
                                                                                         firm, Eagle Asset Management,
                                                                                         in 1980.
---------------------------------------------------------------------------------------------------------------------------
 MFS Massachusetts          MFS                         - T. Kevin Beatty                Mr. Beatty has been with MFS
 Investors Trust                                          Vice President and Portfolio   since 2002. Prior to joining
 Portfolio                                                Manager                        MFS, Mr. Beatty was an
                                                                                         investment research analyst at
                                                                                         State Street Research.

                                                        - Nicole Zatlyn                  Ms. Zatlyn has been with MFS
                                                          Vice President and Portfolio   since 2001. Prior to joining
                                                          Manager                        MFS, Ms. Zatlyn was an
                                                                                         investment analyst at Bowman
                                                                                         Capital Management, where she
                                                                                         was employed from 1999 to
                                                                                         2001.

                                                        - John Laupenheimer              Mr. Laupenheimer has been with
                                                          Senior Vice President and      MFS since 1981. Effective May
                                                          Portfolio Manager              31, 2005, Mr. Laupenheimer
                                                                                         will no longer serve as a
                                                                                         Portfolio Manager to this
                                                                                         Portfolio.
---------------------------------------------------------------------------------------------------------------------------


                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Putnam Growth: Voyager     Putnam                      - Kelly A. Morgan                Ms. Morgan is a Managing
 Portfolio                                                Managing Director and          Director and Chief Investment
                                                          Portfolio Manager              Officer of Putnam's Large-Cap
                                                                                         Growth team, and is a
                                                                                         portfolio leader for other
                                                                                         Putnam funds. Ms. Morgan
                                                                                         joined Putnam in 1996 and has
                                                                                         16 years of investment
                                                                                         experience. Ms. Morgan is a
                                                                                         co-Portfolio Leader.

                                                        - Robert E. Ginsberg             Mr. Ginsberg is a Managing
                                                          Managing Director and          Director and a portfolio
                                                          Portfolio Manager              leader, as well as a portfolio
                                                                                         member, for several Putnam
                                                                                         funds. Mr. Ginsberg joined
                                                                                         Putnam in 2004 and has 7 years
                                                                                         of investment experience.
                                                                                         Before joining Putnam, he was
                                                                                         a Portfolio Manager and Senior
                                                                                         Equity Analyst with Delaware
                                                                                         Investments from 1997 to 2004.
                                                                                         Mr. Ginsberg holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation. In addition, he
                                                                                         is the other co-Portfolio
                                                                                         Leader.

                                                        - Saba S. Malak                  Mr. Malak is a Managing
                                                          Managing Director and          Director and a portfolio
                                                          Portfolio Manager              member for other Putnam funds.
                                                                                         Mr. Malak, who joined Putnam
                                                                                         in 1997, has 7 years of
                                                                                         investment experience. Mr.
                                                                                         Malak is a Portfolio Member.
---------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth           SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                                                         in 1993 as an equity analyst.
---------------------------------------------------------------------------------------------------------------------------


SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Real Estate Portfolio      Davis                       - Andrew A. Davis                Mr. Davis has been employed by
                                                          Portfolio Manager              Davis since 1994 as a research
                                                                                         analyst, assistant portfolio
                                                                                         manager, co-portfolio manager
                                                                                         and portfolio manager.

                                                        - Chandler Spears                Mr. Spears joined Davis in
                                                          Portfolio Manager              2000 as a securities analyst.
                                                                                         Prior to his employment at
                                                                                         Davis, he served as director
                                                                                         of investor relations for
                                                                                         Charles E. Smith Residential
                                                                                         Realty and principal and
                                                                                         director of real estate
                                                                                         research of SNL Securities,
                                                                                         LC, both in Virginia.
---------------------------------------------------------------------------------------------------------------------------
 Small Company Value        Franklin                    Investment team includes:
 Portfolio
                                                        - William J. Lippman             Mr. Lippman joined Franklin in
                                                          President and Portfolio        1988 and is currently a Senior
                                                          Manager                        Vice President of Franklin
                                                                                         Templeton Investments as well
                                                                                         as President and Trustee of
                                                                                         Franklin Managed Trust. He is
                                                                                         a member of the Franklin
                                                                                         Institutional Small Cap Value
                                                                                         Equity Management team. Mr.
                                                                                         Lippman is the lead portfolio
                                                                                         manager of this Portfolio.

                                                        - Bruce Baughman                 Mr. Baughman joined Franklin
                                                          Senior Vice President and      in 1988 and is currently a
                                                          Portfolio Manager              Senior Vice President. He is a
                                                                                         member of the Franklin
                                                                                         Institutional Small Cap Value
                                                                                         Equity Management team. Mr.
                                                                                         Baughman is a back-up
                                                                                         portfolio manager of this
                                                                                         Portfolio.
---------------------------------------------------------------------------------------------------------------------------


                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Small Company Value        Franklin                    - Margaret McGee                 Ms. McGee joined Franklin in
 Portfolio (continued)                                    Vice President and Portfolio   1988 and is currently a Vice
                                                          Manager                        President. She is a member of
                                                                                         the Franklin Institutional
                                                                                         Small Cap Value Equity
                                                                                         Management team. Ms. McGee is
                                                                                         a back-up portfolio manager of
                                                                                         this Portfolio.

                                                        - Don Taylor                     Mr. Taylor joined Franklin in
                                                          Senior Vice President and      1996 and is currently a Senior
                                                          Portfolio Manager              Vice President. He is a member
                                                                                         of the Franklin Institutional
                                                                                         Small Cap Value Equity
                                                                                         Management team. Mr. Taylor is
                                                                                         a back-up portfolio manager of
                                                                                         this Portfolio.
---------------------------------------------------------------------------------------------------------------------------
 MFS Mid-Cap Growth         MFS                         Investment team includes:
 Portfolio
                                                        - David E. Sette-Ducati          Mr. Sette-Ducati joined MFS in
                                                          Senior Vice President and      1995 as a research analyst. He
                                                          Portfolio Manager              became an Investment Officer
                                                                                         in 1997, Vice President in
                                                                                         1999, portfolio manager in
                                                                                         February 2000 and Senior Vice
                                                                                         President in March 2001. Mr.
                                                                                         Sette-Ducati is the team
                                                                                         leader of the portfolio.

                                                        - Eric B. Fischman               Mr. Fischman joined MFS as a
                                                          Vice President and Portfolio   portfolio manager in 2000.
                                                          Manager                        Prior to joining MFS, Mr.
                                                                                         Fischman was an equity
                                                                                         research analyst for State
                                                                                         Street Research from 1998 to
                                                                                         2000. He is a member of this
                                                                                         Portfolio investment team.
---------------------------------------------------------------------------------------------------------------------------


SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth          SAAMCo                      - Brian P. Clifford              Mr. Clifford joined SAAMCo in
 Portfolio                                                Vice President and Portfolio   February 1998 as a portfolio
                                                          Manager                        manager and was named Vice
                                                                                         President in October 1999.
                                                                                         From 1995 until he joined
                                                                                         SAAMCo, Mr. Clifford was a
                                                                                         portfolio manager with Morgan
                                                                                         Stanley Dean Witter.
---------------------------------------------------------------------------------------------------------------------------
 Growth Opportunities       SAAMCo                      - Brian P. Clifford              See above.
 Portfolio                                                Vice President and Portfolio
                                                          Manager
---------------------------------------------------------------------------------------------------------------------------
 Marsico Growth Portfolio   Marsico                     - Thomas F. Marsico              Mr. Marsico formed Marsico in
                                                          Chief Executive Officer,       1997 and is currently its
                                                          Chief Investment Officer and   Chief Investment Officer. Mr.
                                                          Portfolio Manager              Marsico has over 20 years of
                                                                                         experience as a securities
                                                                                         analyst and a portfolio
                                                                                         manager. From 1988 to 1997, he
                                                                                         was an Executive Vice
                                                                                         President and Portfolio
                                                                                         Manager at Janus Capital
                                                                                         Corporation where he served as
                                                                                         a portfolio manager of the
                                                                                         Janus Twenty Fund and the
                                                                                         Janus Growth and Income Fund.
---------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio       Van Kampen                  - Alexander L. Umansky           Mr. Umansky joined MSIM Inc.
                                                          Executive Director and         as a compliance analyst in
                                                          Portfolio Manager              1994 and has been a Portfolio
                                                                                         Manager since 1998. From 1996
                                                                                         to 1998 he was a research
                                                                                         analyst in MSIM Inc.'s
                                                                                         Institutional Equity Group
                                                                                         focusing primarily on
                                                                                         technology.
---------------------------------------------------------------------------------------------------------------------------


                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Small & Mid Cap Value      Alliance                    U.S. Small/Mid Cap Value
 Portfolio                                              Equity Investment Policy
                                                        Group:

                                                        - Joseph Gerard Paul             Mr. Paul joined Alliance in
                                                          Chief Investment Officer       1987 and is currently a Senior
                                                                                         Vice President and Chief
                                                                                         Investment Officer for
                                                                                         Advanced Value, Small/Mid Cap
                                                                                         Value, and REITS.

                                                        - James MacGregor                Mr. MacGregor joined Alliance
                                                          Director of Research           in 1998 and is currently the
                                                                                         Director of Research for U.S.
                                                                                         Small/Mid Cap Value.

                                                        - Andrew Weiner                  Mr. Weiner joined Alliance in
                                                          Senior Analyst                 1997 and is currently a senior
                                                                                         analyst covering capital
                                                                                         equipment and consumer staples
                                                                                         for Large Cap and Small Cap
                                                                                         Equities.

                                                        - David Pasquale                 Mr. Pasquale joined Alliance
                                                          Analyst                        in 1999 and is currently an
                                                                                         analyst covering consumer
                                                                                         cyclicals and real estate.
---------------------------------------------------------------------------------------------------------------------------
 International Growth and   Putnam                      Investment team includes:
 Income Portfolio
                                                        - Pamela R. Holding              Ms. Holding joined Putnam in
                                                          Managing Director and Senior   1995 and has 16 years of
                                                          Portfolio Manager              investment industry
                                                                                         experience. She is currently a
                                                                                         Senior Portfolio Manager in
                                                                                         Putnam's International Value
                                                                                         team and is the portfolio
                                                                                         leader for the Putnam
                                                                                         International Growth and
                                                                                         Income Fund. Ms. Holding holds
                                                                                         the Chartered Financial
                                                                                         Analyst designation. Ms.
                                                                                         Holding is the lead portfolio
                                                                                         manager of this Portfolio.
---------------------------------------------------------------------------------------------------------------------------


SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 International Growth and   Putnam                      - George W. Stairs               Mr. Stairs joined Putnam in
 Income Portfolio                                         Senior Vice President and      1994 and has 17 years of
 (continued)                                              Senior Portfolio Manager       investment experience. He is a
                                                                                         portfolio member on Putnam's
                                                                                         International Core Equity and
                                                                                         International Value Equity
                                                                                         teams and is a portfolio
                                                                                         member of the Putnam
                                                                                         International Equity Fund and
                                                                                         International Growth and
                                                                                         Income Fund. Mr. Stairs holds
                                                                                         the Chartered Financial
                                                                                         Analyst designation.

                                                        - J. Fredrick Copper             Mr. Copper joined Putnam in
                                                          Senior Vice President and      2001 and has 13 years of
                                                          Portfolio Manager              investment experience. He is a
                                                                                         portfolio member in Putnam
                                                                                         Small and Mid Cap Value and
                                                                                         International Value teams.
                                                                                         From 1998 to 2001, Mr. Copper
                                                                                         was employed at Wellington
                                                                                         Management Company. Mr. Copper
                                                                                         holds the Chartered Financial
                                                                                         Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 Global Equities            Alliance                    Global Large Cap Growth Group:
 Portfolio

                                                        - Stephen Beinhacker             Mr. Beinhacker joined the
                                                          Senior Vice President and      company in 1992 and is
                                                          Portfolio Manager              currently a Senior Vice
                                                                                         President and
                                                                                         Global/International Large Cap
                                                                                         Growth Portfolio Manager. He
                                                                                         is also a member of the
                                                                                         European Growth team.
---------------------------------------------------------------------------------------------------------------------------
 International              Van Kampen                  - Ann Thivierge                  Ms. Thivierge joined MSIM Inc.
 Diversified Equities                                     Managing Director and          in 1986 and is currently a
 Portfolio                                                Portfolio Manager              Managing Director.
---------------------------------------------------------------------------------------------------------------------------


                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Emerging Markets           Putnam                      - Stephen S. Oler, CFA           Mr. Oler is a Senior Vice
 Portfolio                                                Senior Vice President and      President and Senior Portfolio
                                                          Senior Portfolio Manager       Manager on the Emerging
                                                                                         Markets Equity team. He joined
                                                                                         Putnam in 1997. Mr. Oler is a
                                                                                         CFA charterholder and has 19
                                                                                         years of investment
                                                                                         experience.

                                                        - Daniel Grana, CFA              Mr. Grana is a Vice President
                                                          Vice President and Portfolio   and Portfolio Manager on the
                                                          Manager                        Emerging Markets Equity team.
                                                                                         He joined Putnam in 1999. Mr.
                                                                                         Grana is a CFA charterholder
                                                                                         and has 10 years of investment
                                                                                         experience. Before joining
                                                                                         Putnam he was with Goldman
                                                                                         Sachs & Company during 1998
                                                                                         and Merrill Lynch & Co. from
                                                                                         1993 to 1997.
---------------------------------------------------------------------------------------------------------------------------
 Foreign Value Portfolio    Templeton                   Investment team includes:

                                                        - Antonio T. Docal               Mr. Docal joined Templeton in
                                                          Senior Vice President and      2001 and is currently Senior
                                                          Portfolio Manager              Vice President, Portfolio
                                                                                         Manager and Research Analyst.
                                                                                         Prior to joining Templeton,
                                                                                         Mr. Docal was Vice President
                                                                                         and Director at Evergreen
                                                                                         Funds in Boston,
                                                                                         Massachusetts. He holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation. Mr. Docal is the
                                                                                         lead portfolio manager of this
                                                                                         Portfolio.
---------------------------------------------------------------------------------------------------------------------------


SunAmerica Series Trust


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Foreign Value Portfolio    Templeton                   - Tina Hellmer, CFA              Ms. Hellmer joined Templeton
 (continued)                                              Vice President and Portfolio   in 1997 and is currently a
                                                          Manager                        Vice President and Portfolio
                                                                                         Manager. She holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation. Ms. Hellmer is a
                                                                                         back-up portfolio manager of
                                                                                         this Portfolio.

                                                        - Gary P. Motyl                  Mr. Motyl joined Templeton in
                                                          Chief Investment Officer,      1981 and is currently the
                                                          President and Portfolio        Chief Investment Officer of
                                                          Manager                        Templeton Institutional Global
                                                                                         Equities and President of
                                                                                         Templeton Investment Counsel
                                                                                         LLC. Mr. Motyl manages several
                                                                                         institutional mutual funds and
                                                                                         separate account portfolios.
                                                                                         He holds the Chartered
                                                                                         Financial Analyst designation.
                                                                                         Mr. Motyl is a back-up
                                                                                         portfolio manager of this
                                                                                         Portfolio.
---------------------------------------------------------------------------------------------------------------------------


CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------

The following Financial Highlights tables for each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since commencement of operations). Certain information reflects financial results for a single Portfolio share. Class 1, Class 2 and/or Class 3 shares are not offered in all Portfolios. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers, LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.




-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                               Cash Management Portfolio Class 1
01/31/01     $10.94      $0.66       $ (0.02)       $  0.64        $(0.45)        $   --         $(0.45)      $11.13      5.95%
01/31/02      11.13       0.37          0.02           0.39         (0.45)            --          (0.45        11.07      3.48
01/31/03      11.07       0.15         (0.02)          0.13         (0.37)            --          (0.37)       10.83      1.22
01/31/04      10.83       0.08          0.00           0.08         (0.23)            --          (0.23)       10.68      0.72
01/31/05      10.68       0.10         (0.01)          0.09         (0.08)            --          (0.08)       10.69      0.86
                                               Cash Management Portfolio Class 2
07/09/01@-
01/31/02      11.34       0.12          0.03           0.15         (0.44)            --          (0.44)       11.05      1.34
01/31/03      11.05       0.12          0.01           0.13         (0.36)            --          (0.36)       10.82      1.22
01/31/04      10.82       0.06         (0.01)          0.05         (0.21)            --          (0.21)       10.66      0.48
01/31/05      10.66       0.08          0.01           0.09         (0.07)            --          (0.07)       10.68      0.80
                                               Cash Management Portfolio Class 3
09/30/02@-
01/31/03      10.78       0.02          0.01           0.03            --             --             --        10.81      0.28
01/31/04      10.81       0.04          0.01           0.05         (0.21)            --          (0.21)       10.65      0.45
01/31/05      10.65       0.08         (0.01)          0.07         (0.06)            --          (0.06)       10.66      0.63
                                               Corporate Bond Portfolio Class 1
01/31/01      11.12       0.89         (0.02)          0.87         (0.77)            --          (0.77)       11.22      8.11
01/31/02      11.22       0.84         (0.26)          0.58         (0.63)            --          (0.63)       11.17      5.27
01/31/03      11.17       0.80         (0.02)          0.78         (0.71)            --          (0.71)       11.24      7.17
01/31/04      11.24       0.69          0.71           1.40         (0.72)            --          (0.72)       11.92     12.67
01/31/05      11.92       0.65          0.07           0.72         (0.62)            --          (0.62)       12.02      6.18
                                               Corporate Bond Portfolio Class 2
07/09/01@-
01/31/02      11.37       0.43            --           0.43         (0.63)            --          (0.63)       11.17      3.84
01/31/03      11.17       0.73          0.03           0.76         (0.70)            --          (0.70)       11.23      6.99
01/31/04      11.23       0.67          0.71           1.38         (0.70)            --          (0.70)       11.91     12.53
01/31/05      11.91       0.63          0.07           0.70         (0.61)            --          (0.61)       12.00      5.95
                                               Corporate Bond Portfolio Class 3
09/30/02@-
01/31/03      10.83       0.20          0.20           0.40            --             --             --        11.23      3.69
01/31/04      11.23       0.61          0.75           1.36         (0.70)            --          (0.70)       11.89     12.31
01/31/05      11.89       0.59          0.11           0.70         (0.60)            --          (0.60)       11.99      5.96
                                                 Global Bond Portfolio Class 1
01/31/01      10.83       0.45          0.63           1.08         (0.70)            --          (0.70)       11.21     10.35
01/31/02      11.21       0.43          0.02           0.45         (1.03)            --          (1.03)       10.63      4.03
01/31/03      10.63       0.42          0.25           0.67         (0.18)         (0.15)         (0.33)       10.97      6.36
01/31/04      10.97       0.36          0.05           0.41            --             --             --        11.38      3.74
01/31/05      11.38       0.32          0.18           0.50            --          (0.14)         (0.14)       11.74      4.38
                                                 Global Bond Portfolio Class 2
07/09/01@-
01/31/02      11.41       0.21          0.04           0.25         (1.03)            --          (1.03)       10.63      2.17
01/31/03      10.63       0.38          0.27           0.65         (0.17)         (0.15)         (0.32)       10.96      6.18
01/31/04      10.96       0.33          0.06           0.39            --             --             --        11.35      3.56
01/31/05      11.35       0.30          0.18           0.48            --          (0.14)         (0.14)       11.69      4.22
                                                 Global Bond Portfolio Class 3
09/30/02@-
01/31/03      10.68       0.11          0.17           0.28            --             --             --        10.96      2.62
01/31/04      10.96       0.30          0.08           0.38            --             --             --        11.34      3.47
01/31/05      11.34       0.28          0.18           0.46            --          (0.14)         (0.14)       11.66      4.04

----------  -------------------------------------------------
              NET                    RATIO OF NET
             ASSETS     RATIO OF      INVESTMENT
             END OF    EXPENSES TO    INCOME TO
  PERIOD     PERIOD      AVERAGE       AVERAGE      PORTFOLIO
  ENDED     (000'S)    NET ASSETS     NET ASSETS    TURNOVER
----------  -------------------------------------------------
                    Cash Management Portfolio Class 1
01/31/01    $404,005     0.52%          5.83%           --%
01/31/02     600,741      0.52           3.31           --
01/31/03     457,994      0.52           1.37           --
01/31/04     244,351      0.54           0.69           --
01/31/05     227,570      0.56           0.90           --
                    Cash Management Portfolio Class 2
07/09/01@-
01/31/02      22,093      0.68+          1.75+          --
01/31/03      82,513      0.67           1.13           --
01/31/04      54,706      0.69           0.54           --
01/31/05      56,609      0.71           0.77           --
                    Cash Management Portfolio Class 3
09/30/02@-
01/31/03      10,355      0.76+          0.68+          --
01/31/04      59,832      0.80           0.37           --
01/31/05     109,704      0.81           0.75           --
                    Corporate Bond Portfolio Class 1
01/31/01     199,334      0.69           7.99           36
01/31/02     258,912      0.67           7.41           83
01/31/03     263,378      0.65           7.17           45
01/31/04     277,860      0.64           5.89           46
01/31/05     279,090      0.63           5.46           32
                    Corporate Bond Portfolio Class 2
07/09/01@-
01/31/02      10,530      0.82+          7.05+          83
01/31/03      40,274      0.80           6.87           45
01/31/04      55,428      0.79           5.73           46
01/31/05      63,706      0.78           5.30           32
                    Corporate Bond Portfolio Class 3
09/30/02@-
01/31/03       2,965      0.87+          5.87+          45
01/31/04      29,614      0.90           5.56           46
01/31/05      92,720      0.89           5.13           32
                      Global Bond Portfolio Class 1
01/31/01     139,528      0.81(1)        4.07(1)       202
01/31/02     145,556      0.81           3.84          193
01/31/03     132,160      0.80           3.89           66
01/31/04     114,854      0.82           3.17          115
01/31/05     102,785      0.83           2.79           86
                      Global Bond Portfolio Class 2
07/09/01@-
01/31/02       2,873      0.97+         3.46+          193
01/31/03      10,931      0.94           3.70           66
01/31/04      14,577      0.97           3.00          115
01/31/05      16,528      0.98           2.63           86
                      Global Bond Portfolio Class 3
09/30/02@-
01/31/03         848      0.98+          3.20+          66
01/31/04       8,162      1.07           2.82          115
01/31/05      17,720      1.09           2.51           86


---------------


   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1)  Gross of custody credits of 0.01%.


SunAmerica Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                               High-Yield Bond Portfolio Class 1
01/31/01     $10.54      $1.09        $(1.44)        $(0.35)       $(1.11)        $   --         $(1.11)      $ 9.08     (3.44)%
01/31/02       9.08       0.98         (1.94)         (0.96)        (1.11)            --          (1.11)        7.01    (10.11)
01/31/03       7.01       0.63         (0.98)         (0.35)        (0.99)            --          (0.99)        5.67     (3.92)
01/31/04       5.67       0.58          1.21           1.79         (0.46)            --          (0.46)        7.00     32.41
01/31/05       7.00       0.61          0.35           0.96         (0.66)            --          (0.66)        7.30     14.59
                                               High-Yield Bond Portfolio Class 2
07/09/01@-
01/31/02       8.48       0.43         (0.80)         (0.37)        (1.11)            --          (1.11)        7.00     (3.92)
01/31/03       7.00       0.57         (0.92)         (0.35)        (0.98)            --          (0.98)        5.67     (3.87)
01/31/04       5.67       0.55          1.22           1.77         (0.45)            --          (0.45)        6.99     32.05
01/31/05       6.99       0.59          0.35           0.94         (0.65)            --          (0.65)        7.28     14.29
                                               High-Yield Bond Portfolio Class 3
09/30/02@-
01/31/03       5.21       0.18          0.28           0.46            --             --             --         5.67      8.83
01/31/04       5.67       0.54          1.22           1.76         (0.45)            --          (0.45)        6.98     31.84
01/31/05       6.98       0.57          0.37           0.94         (0.64)            --          (0.64)        7.28     14.36
                                            Worldwide High Income Portfolio Class 1
01/31/01      10.59       1.12         (0.76)          0.36         (1.21)            --          (1.21)        9.74      3.67
01/31/02       9.74       0.93         (1.85)         (0.92)        (1.17)            --          (1.17)        7.65     (8.61)
01/31/03       7.65       0.67         (0.72)         (0.05)        (1.06)            --          (1.06)        6.54      0.45
01/31/04       6.54       0.52          1.11           1.63         (0.63)            --          (0.63)        7.54     25.40
01/31/05       7.54       0.56          0.07           0.63         (0.49)            --          (0.49)        7.68      8.64
                                            Worldwide High Income Portfolio Class 2
07/09/01@-
01/31/02       8.92       0.45         (0.55)         (0.10)        (1.17)            --          (1.17)        7.65     (0.25)
01/31/03       7.65       0.62         (0.70)         (0.08)        (1.05)            --          (1.05)        6.52      0.10
01/31/04       6.52       0.49          1.13           1.62         (0.62)            --          (0.62)        7.52     25.31
01/31/05       7.52       0.54          0.07           0.61         (0.48)            --          (0.48)        7.65      8.38
                                            Worldwide High Income Portfolio Class 3
11/11/02@-
01/31/03       6.15       0.14          0.23           0.37            --             --             --         6.52      6.02
01/31/04       6.52       0.49          1.11           1.60         (0.62)            --          (0.62)        7.50     24.95
01/31/05       7.50       0.50          0.11           0.61         (0.47)            --          (0.47)        7.64      8.43

----------  -------------------------------------------------
              NET                    RATIO OF NET
             ASSETS     RATIO OF      INVESTMENT
             END OF    EXPENSES TO    INCOME TO
  PERIOD     PERIOD      AVERAGE       AVERAGE      PORTFOLIO
  ENDED      (000S)    NET ASSETS     NET ASSETS    TURNOVER
----------  -------------------------------------------------
                    High-Yield Bond Portfolio Class 1
01/31/01    $299,534      0.71%(1)      10.98%(1)     106%
01/31/02     255,845      0.71          12.18          148
01/31/03     221,410      0.75          10.09          121
01/31/04     311,063      0.73           9.09          125
01/31/05     269,008      0.72           8.66           88
                    High-Yield Bond Portfolio Class 2
07/09/01@-
01/31/02       4,785      0.88+         11.22+         148
01/31/03      18,881      0.91          10.15          121
01/31/04      44,595      0.88           8.82          125
01/31/05      44,426      0.87           8.49           88
                    High-Yield Bond Portfolio Class 3
09/30/02@-
01/31/03       3,165      1.04+(1)      10.74+(1)      121
01/31/04      28,897      0.97           8.51          125
01/31/05      42,599      0.97           8.31           88
                 Worldwide High Income Portfolio Class 1
01/31/01     117,236      1.10          10.84          158
01/31/02      93,599      1.11(1)       10.97(1)       139
01/31/03      77,847      1.15           9.55          103
01/31/04      92,530      1.15           7.16          149
01/31/05      86,357      1.13           7.37           90
                 Worldwide High Income Portfolio Class 2
07/09/01@-
01/31/02       1,028      1.27+(1)      10.53+(1)      139
01/31/03       3,247      1.29           9.44          103
01/31/04       6,927      1.30           7.00          149
01/31/05       8,064      1.28           7.22           90
                 Worldwide High Income Portfolio Class 3
11/11/02@-
01/31/03         106      1.36+          9.43+         103
01/31/04         718      1.39           6.74          149
01/31/05       1,123      1.38           7.06           90


---------------


   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1) Gross of custody credits of 0.01% and 0.01%, for the periods ending January 31, 2001 and January 31, 2002.


                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                             SunAmerica Balanced Portfolio Class 1
01/31/01     $19.06      $0.36        $(1.46)        $(1.10)       $(0.22)        $(0.10)        $(0.32)      $17.64     (5.88)%
01/31/02      17.64       0.31         (3.12)         (2.81)        (0.33)         (0.48)         (0.81)       14.02    (15.86)
01/31/03      14.02       0.25         (2.34)         (2.09)        (0.34)            --          (0.34)       11.59    (14.95)
01/31/04      11.59       0.18          1.95           2.13         (0.29)            --          (0.29)       13.43     18.51
01/31/05      13.43       0.28          0.32           0.60         (0.21)            --          (0.21)       13.82      4.52
                                             SunAmerica Balanced Portfolio Class 2
07/09/01@-
01/31/02      15.65       0.13         (0.96)         (0.83)        (0.33)         (0.48)         (0.81)       14.01     (5.26)
01/31/03      14.01       0.21         (2.31)         (2.10)        (0.33)            --          (0.33)       11.58    (15.04)
01/31/04      11.58       0.16          1.95           2.11         (0.27)            --          (0.27)       13.42     18.36
01/31/05      13.42       0.26          0.31           0.57         (0.19)            --          (0.19)       13.80      4.30
                                             SunAmerica Balanced Portfolio Class 3
09/30/02@-
01/31/03      11.84       0.05         (0.32)         (0.27)           --             --             --        11.57     (2.28)
01/31/04      11.57       0.14          1.96           2.10         (0.27)            --          (0.27)       13.40     18.25
01/31/05      13.40       0.25          0.31           0.56         (0.18)            --          (0.18)       13.78      4.21
                                              MFS Total Return Portfolio Class 1
01/31/01      13.88       0.51          2.37           2.88         (0.37)         (0.10)         (0.47)       16.29     20.94
01/31/02      16.29       0.46         (0.52)         (0.06)        (0.32)         (0.52)         (0.84)       15.39     (0.25)
01/31/03      15.39       0.41         (1.34)         (0.93)        (0.29)         (0.18)         (0.47)       13.99     (5.96)
01/31/04      13.99       0.36          2.51           2.87         (0.65)            --          (0.65)       16.21     20.73
01/31/05      16.21       0.41          0.97           1.38         (0.03)            --          (0.03)       17.56      8.53
                                              MFS Total Return Portfolio Class 2
07/09/01@-
01/31/02      16.17       0.20         (0.16)          0.04         (0.31)         (0.52)         (0.83)       15.38      0.39
01/31/03      15.38       0.36         (1.31)         (0.95)        (0.28)         (0.18)         (0.46)       13.97     (6.12)
01/31/04      13.97       0.33          2.52           2.85         (0.61)            --          (0.61)       16.21     20.58
01/31/05      16.21       0.38          0.98           1.36         (0.03)            --          (0.03)       17.54      8.40
                                              MFS Total Return Portfolio Class 3
09/30/02@-
01/31/03      13.61       0.09          0.27           0.36            --             --             --        13.97      2.65
01/31/04      13.97       0.30          2.53           2.83         (0.59)            --          (0.59)       16.21     20.43
01/31/05      16.21       0.36          0.98           1.34         (0.03)            --          (0.03)       17.52      8.27

----------  -------------------------------------------------
              NET                    RATIO OF NET
             ASSETS     RATIO OF      INVESTMENT
             END OF    EXPENSES TO    INCOME TO
  PERIOD     PERIOD      AVERAGE       AVERAGE      PORTFOLIO
  ENDED     (000'S)    NET ASSETS     NET ASSETS    TURNOVER
----------  -------------------------------------------------
                  SunAmerica Balanced Portfolio Class 1
01/31/01    $575,039     0.64%          1.87%          333%
01/31/02     471,194      0.66           2.00          322
01/31/03     310,531      0.68           1.91          611
01/31/04     318,419      0.69           1.45          186
01/31/05     275,323      0.72(2)        2.03(2)       192
                  SunAmerica Balanced Portfolio Class 2
07/09/01@-
01/31/02       6,094     0.82+           1.63+         322
01/31/03      19,712      0.82           1.72          611
01/31/04      27,532      0.84           1.30          186
01/31/05      26,777      0.87(2)        1.89(2)       192
                  SunAmerica Balanced Portfolio Class 3
09/30/02@-
01/31/03         579      0.89+          1.33+         611
01/31/04       6,581      0.95           1.20          186
01/31/05      12,460      0.98(2)        1.86(2)       192
                   MFS Total Return Portfolio Class 1
01/31/01     303,278      0.74(1)        3.42(1)       111
01/31/02     469,605      0.73           2.93          105
01/31/03     516,660      0.72(2)        2.81(2)        68
01/31/04     630,428      0.74(2)        2.37(2)        49
01/31/05     660,464      0.74(2)        2.42(2)        60
                   MFS Total Return Portfolio Class 2
07/09/01@-
01/31/02      20,010      0.88+          2.39+         105
01/31/03      92,257      0.87(2)        2.62(2)        68
01/31/04     141,025      0.89(2)        2.21(2)        49
01/31/05     146,906      0.89(2)        2.27(2)        60
                   MFS Total Return Portfolio Class 3
09/30/02@-
01/31/03       6,325      0.98+(2)       2.24+(2)       68
01/31/04      59,339      0.99(2)        2.05(2)        49
01/31/05     141,874      0.99(2)        2.19(2)        60


---------------


   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1)  Gross of custody credits of 0.01%.
 (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:



                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
     SunAmerica Balanced Class 1..............................   --%     --%    0.00%
     SunAmerica Balanced Class 2..............................   --      --     0.00
     SunAmerica Balanced Class 3..............................   --      --     0.00
     MFS Total Return Class 1.................................  0.01    0.02    0.02
     MFS Total Return Class 2.................................  0.01    0.02    0.02
     MFS Total Return Class 3.................................  0.01    0.02    0.02


SunAmerica Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
              NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
             ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
             VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
 PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
------------------------------------------------------------------------------------------------------------------------------
                                              Telecom Utility Portfolio Class 1
01/31/01    $14.42      $0.39        $(1.83)        $(1.44)       $(0.38)        $(0.21)        $(0.59)      $12.39    (10.27)%
01/31/02     12.39       0.70         (2.70)         (2.00)        (0.38)            --          (0.38)       10.01    (16.46)
01/31/03     10.01       0.41         (2.71)         (2.30)        (0.87)            --          (0.87)        6.84    (22.90)
01/31/04      6.84       0.36          1.25           1.61         (0.48)            --          (0.48)        7.97     24.12
01/31/05      7.97       0.34          0.75           1.09         (0.41)            --          (0.41)        8.65     14.11
                                              Telecom Utility Portfolio Class 2
07/09/01@-
01/31/02     11.97       0.32         (1.91)         (1.59)        (0.37)            --          (0.37)       10.01    (13.56)
01/31/03     10.01       0.38         (2.69)         (2.31)        (0.86)            --          (0.86)        6.84    (22.99)
01/31/04      6.84       0.35          1.24           1.59         (0.47)            --          (0.47)        7.96     23.78
01/31/05      7.96       0.32          0.76           1.08         (0.40)            --          (0.40)        8.64     13.97
                                              Telecom Utility Portfolio Class 3
11/11/02@-
01/31/03      6.75       0.09            --           0.09            --             --             --         6.84      1.33
01/31/04      6.84       0.33          1.25           1.58         (0.47)            --          (0.47)        7.95     23.61
01/31/05      7.95       0.33          0.74           1.07         (0.39)            --          (0.39)        8.63     13.89
                                               Equity Income Portfolio Class 1
01/31/01     10.25       0.21          1.27           1.48         (0.02)            --          (0.02)       11.71     14.44
01/31/02     11.71       0.21         (0.85)         (0.64)        (0.19)            --          (0.19)       10.88     (5.44)
01/31/03     10.88       0.18         (2.15)         (1.97)        (0.19)            --          (0.19)        8.72    (18.06)
01/31/04      8.72       0.13          2.61           2.74         (0.17)            --          (0.17)       11.29     31.51
01/31/05     11.29       0.15          0.40           0.55         (0.15)            --          (0.15)       11.69      4.95
                                                Equity Index Portfolio Class 1
01/31/01     11.88       0.08         (0.24)         (0.16)           --          (0.02)         (0.02)       11.70     (1.29)
01/31/02     11.70       0.08         (2.02)         (1.94)        (0.08)         (0.09)         (0.17)        9.59    (16.57)
01/31/03      9.59       0.09         (2.33)         (2.24)        (0.08)            --          (0.08)        7.27    (23.31)
01/31/04      7.27       0.10          2.34           2.44         (0.09)            --          (0.09)        9.62     33.68
01/31/05      9.62       0.13          0.41           0.54         (0.11)            --          (0.11)       10.05      5.65

---------  -------------------------------------------------
             NET                    RATIO OF NET
            ASSETS     RATIO OF      INVESTMENT
            END OF    EXPENSES TO    INCOME TO
 PERIOD     PERIOD      AVERAGE       AVERAGE      PORTFOLIO
  ENDED     (000S)    NET ASSETS     NET ASSETS    TURNOVER
---------  -------------------------------------------------
                   Telecom Utility Portfolio Class 1
01/31/01   $112,682      0.84%(1)       2.81%(1)      104%
01/31/02     84,766      0.85(1)        6.09(1)       102
01/31/03     52,982      0.95(3)        4.82(3)       123
01/31/04     50,898      0.98(3)        4.83(3)        19
01/31/05     50,866      0.97(3)        4.10(3)        29
                   Telecom Utility Portfolio Class 2
07/09/01@
01/31/02      1,421      1.01+(1)       5.16+(1)      102
01/31/03      3,466      1.12(3)        4.90(3)       123
01/31/04      3,835      1.13(3)        4.64(3)        19
01/31/05      4,427      1.12(3)        3.94(3)        29
                   Telecom Utility Portfolio Class 3
11/11/02@
01/31/03        103      1.29+(3)       6.18+(3)      123
01/31/04        188      1.23(3)        4.41(3)        19
01/31/05        142      1.22(3)        4.07(3)        29
                    Equity Income Portfolio Class 1
01/31/01      8,315      0.95(2)        1.94(2)        59
01/31/02      8,060      0.95(2)        1.89(2)        30
01/31/03      6,449      1.13(2)        1.84(2)        74
01/31/04      8,715      1.35(2)        1.35(2)        27
01/31/05      7,164      1.35(2)        1.28(2)        23
                    Equity Index Portfolio Class 1
01/31/01     63,786      0.55(2)        0.64(2)         4
01/31/02     51,434      0.55(2)        0.80(2)         5
01/31/03     37,586      0.55(2)        1.07(2)         4
01/31/04     49,616      0.55(2)        1.19(2)         1
01/31/05     46,789      0.55(2)        1.42(2)         4


---------------


   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1)  Gross of Custody Credits of 0.01%
 (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:



                                                                 EXPENSES                       NET INVESTMENT INCOME (LOSS)
                                                   -------------------------------------    -------------------------------------
                                                   1/01    1/02    1/03    1/04    1/05     1/01    1/02    1/03    1/04    1/05
                                                   -------------------------------------    -------------------------------------
     Equity Income Class 1.......................  1.88%   1.91%   1.54%   1.77%   1.44%    1.01%   0.93%   1.43%   0.93%   1.19%
     Equity Index Class 1........................  0.55    0.59    0.58    0.62    0.63     0.64    0.76    1.04    1.12    1.34



 (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:



                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
     Telecom Utility Class 1..................................  0.07%   0.04%   0.01%
     Telecom Utility Class 2..................................  0.08    0.04    0.01
     Telecom Utility Class 3..................................  0.07    0.04    0.01


                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                                Growth-Income Portfolio Class 1
01/31/01     $31.24      $0.19        $(0.65)        $(0.46)       $(0.13)        $(1.60)        $(1.73)      $29.05     (1.63)%
01/31/02      29.05       0.15         (6.00)         (5.85)        (0.19)         (1.26)         (1.45)       21.75    (19.96)
01/31/03      21.75       0.16         (4.86)         (4.70)        (0.17)            --          (0.17)       16.88    (21.61)
01/31/04      16.88       0.13          5.43           5.56         (0.19)            --          (0.19)       22.25     33.04
01/31/05      22.25       0.10          1.06           1.16         (0.16)            --          (0.16)       23.25      5.25
                                                Growth-Income Portfolio Class 2
07/09/01@-
01/31/02      25.28       0.05         (2.15)         (2.10)        (0.18)         (1.26)         (1.44)       21.74     (8.11)
01/31/03      21.74       0.12         (4.85)         (4.73)        (0.15)            --          (0.15)       16.86    (21.75)
01/31/04      16.86       0.10          5.42           5.52         (0.16)            --          (0.16)       22.22     32.84
01/31/05      22.22       0.07          1.06           1.13         (0.13)            --          (0.13)       23.22      5.12
                                                Growth-Income Portfolio Class 3
09/30/02@-
01/31/03      16.90       0.03         (0.08)         (0.05)           --             --             --        16.85     (0.30)
01/31/04      16.85       0.07          5.44           5.51         (0.16)            --          (0.16)       22.20     32.76
01/31/05      22.20       0.04          1.06           1.10         (0.11)            --          (0.11)       23.19      4.99
                                         Federated American Leaders Portfolio Class 1
01/31/01      15.87       0.25          1.37           1.62         (0.17)         (0.60)         (0.77)       16.72     10.62
01/31/02      16.72       0.16         (1.44)         (1.28)        (0.21)         (0.39)         (0.60)       14.84     (7.53)
01/31/03      14.84       0.19         (3.27)         (3.08)        (0.15)            --          (0.15)       11.61    (20.76)
01/31/04      11.61       0.21          3.63           3.84         (0.21)            --          (0.21)       15.24     33.25
01/31/05      15.24       0.23          0.82           1.05         (0.23)            --          (0.23)       16.06      6.95(2)
                                         Federated American Leaders Portfolio Class 2
07/09/01@-
01/31/02      16.11       0.07         (0.75)         (0.68)        (0.20)         (0.39)         (0.59)       14.84     (4.07)
01/31/03      14.84       0.16         (3.28)         (3.12)        (0.13)            --          (0.13)       11.59    (20.98)
01/31/04      11.59       0.19          3.63           3.82         (0.19)            --          (0.19)       15.22     33.13
01/31/05      15.22       0.21          0.82           1.03         (0.21)            --          (0.21)       16.04      6.83(2)
                                         Federated American Leaders Portfolio Class 3
09/30/02@-
01/31/03      11.10       0.05          0.44           0.49            --             --             --        11.59      4.41
01/31/04      11.59       0.16          3.64           3.80         (0.19)            --          (0.19)       15.20     32.92
01/31/05      15.20       0.19          0.82           1.01         (0.19)            --          (0.19)       16.02      6.75(2)

----------  ---------------------------------------------------
               NET                     RATIO OF NET
              ASSETS      RATIO OF      INVESTMENT
              END OF     EXPENSES TO    INCOME TO
  PERIOD      PERIOD       AVERAGE       AVERAGE      PORTFOLIO
  ENDED       (000S)     NET ASSETS     NET ASSETS    TURNOVER
----------  ---------------------------------------------------
                      Growth-Income Portfolio Class 1
01/31/01    $1,931,070      0.57%          0.60%          52%
01/31/02     1,450,218      0.58           0.62           56
01/31/03       877,271      0.59(1)        0.79(1)        45
01/31/04       981,864      0.64(1)        0.62(1)        56
01/31/05       831,173      0.64(1)        0.43(1)        44
                      Growth-Income Portfolio Class 2
07/09/01@-
01/31/02        14,959      0.74+          0.44+          56
01/31/03        35,928      0.74(1)        0.64(1)        45
01/31/04        49,786      0.79(1)        0.46(1)        56
01/31/05        44,957      0.79(1)        0.28(1)        44
                      Growth-Income Portfolio Class 3
09/30/02@-
01/31/03         2,139      0.81+(1)       0.53+(1)       45
01/31/04        10,635      0.90(1)        0.31(1)        56
01/31/05        18,873      0.89(1)        0.15(1)        44
               Federated American Leaders Portfolio Class 1
01/31/01       231,716      0.76           1.56           46
01/31/02       270,692      0.76           1.05           33
01/31/03       191,653      0.76(1)        1.41(1)        32
01/31/04       224,293      0.84(1)        1.55(1)        31
01/31/05       203,016      0.80(1)        1.47(1)        54
               Federated American Leaders Portfolio Class 2
07/09/01@-
01/31/02         6,864      0.91+          0.92+          33
01/31/03        16,432      0.92(1)        1.30(1)        32
01/31/04        22,101      0.99(1)        1.40(1)        31
01/31/05        23,450      0.95(1)        1.32(1)        54
               Federated American Leaders Portfolio Class 3
09/30/02@-
01/31/03         1,119      0.98+(1)       1.32+(1)       32
01/31/04         9,470      1.09(1)        1.19(1)        31
01/31/05        33,299      1.06(1)        1.21(1)        54


---------------


   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:



                                                                   --------------------
                                                                   1/03    1/04    1/05
                                                                   --------------------
     Growth-Income Class 1.......................................  0.01%   0.04%   0.03%
     Growth-Income Class 2.......................................  0.01    0.04    0.03
     Growth-Income Class 3.......................................  0.01    0.04    0.03
     Federated American Leaders Class 1..........................  0.01    0.07    0.04
     Federated American Leaders Class 2..........................  0.02    0.07    0.04
     Federated American Leaders Class 3..........................  0.01    0.07    0.05



 (2) The Portfolio's performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.


SunAmerica Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                             Davis Venture Value Portfolio Class 1
01/31/01     $26.44      $0.14        $ 3.19         $ 3.33        $(0.12)        $(0.28)        $(0.40)      $29.37     12.72%
01/31/02      29.37       0.12         (4.78)         (4.66)        (0.13)         (4.00)         (4.13)       20.58    (15.57)
01/31/03      20.58       0.15         (3.40)         (3.25)        (0.12)            --          (0.12)       17.21    (15.79)
01/31/04      17.21       0.21          6.47           6.68         (0.17)            --          (0.17)       23.72     38.95
01/31/05      23.72       0.24          2.20           2.44         (0.22)            --          (0.22)       25.94     10.35
                                             Davis Venture Value Portfolio Class 2
07/09/01@-
01/31/02      26.21       0.05         (1.57)         (1.52)        (0.12)         (4.00)         (4.12)       20.57     (5.48)
01/31/03      20.57       0.12         (3.39)         (3.27)        (0.10)            --          (0.10)       17.20    (15.88)
01/31/04      17.20       0.17          6.47           6.64         (0.15)            --          (0.15)       23.69     38.68
01/31/05      23.69       0.22          2.18           2.40         (0.19)            --          (0.19)       25.90     10.18
                                             Davis Venture Value Portfolio Class 3
09/30/02@-
01/31/03      16.49       0.03          0.67           0.70            --             --             --        17.19      4.24
01/31/04      17.19       0.12          6.49           6.61         (0.14)            --          (0.14)       23.66     38.54
01/31/05      23.66       0.22          2.15           2.37         (0.17)            --          (0.17)       25.86     10.06
                                            "Dogs" of Wall Street Portfolio Class 1
01/31/01       8.38       0.23          0.73           0.96         (0.22)         (0.10)         (0.32)        9.02     12.05
01/31/02       9.02       0.20          0.36           0.56         (0.20)            --          (0.20)        9.38      6.34
01/31/03       9.38       0.22         (1.44)         (1.22)        (0.17)            --          (0.17)        7.99    (13.07)
01/31/04       7.99       0.24          2.07           2.31         (0.24)            --          (0.24)       10.06     29.27
01/31/05      10.06       0.21          0.35           0.56         (0.25)            --          (0.25)       10.37      5.67
                                            "Dogs" of Wall Street Portfolio Class 2
07/09/01@-
01/31/02       9.15       0.09          0.34           0.43         (0.20)            --          (0.20)        9.38      4.79
01/31/03       9.38       0.19         (1.43)         (1.24)        (0.16)            --          (0.16)        7.98    (13.26)
01/31/04       7.98       0.22          2.08           2.30         (0.23)            --          (0.23)       10.05     29.12
01/31/05      10.05       0.19          0.35           0.54         (0.23)            --          (0.23)       10.36      5.54
                                            "Dogs" of Wall Street Portfolio Class 3
09/30/02@-
01/31/03       7.90       0.05          0.03           0.08            --             --             --         7.98      1.01
01/31/04       7.98       0.19          2.10           2.29         (0.23)            --          (0.23)       10.04     28.95
01/31/05      10.04       0.18          0.34           0.52         (0.22)            --          (0.22)       10.34      5.34

----------  ---------------------------------------------------
               NET                     RATIO OF NET
              ASSETS      RATIO OF      INVESTMENT
              END OF     EXPENSES TO    INCOME TO
  PERIOD      PERIOD       AVERAGE       AVERAGE      PORTFOLIO
  ENDED       (000S)     NET ASSETS     NET ASSETS    TURNOVER
----------  ---------------------------------------------------
                   Davis Venture Value Portfolio Class 1
01/31/01    $2,808,045      0.75%          0.47%          26%
01/31/02     2,323,050      0.76           0.49           30
01/31/03     1,612,985      0.75           0.81           17
01/31/04     2,004,101      0.77           1.03           13
01/31/05     1,913,355      0.79(1)        1.03(1)         9
                   Davis Venture Value Portfolio Class 2
07/09/01@-
01/31/02        33,826      0.92+          0.43+          30
01/31/03        95,566      0.90           0.69           17
01/31/04       176,392      0.92           0.84           13
01/31/05       214,007      0.94(1)        0.87(1)         9
                   Davis Venture Value Portfolio Class 3
09/30/02@-
01/31/03         7,105      0.97+          0.48+          17
01/31/04        88,056      1.03           0.61           13
01/31/05       232,729      1.04(1)        0.74(1)         9
                  "Dogs" of Wall Street Portfolio Class 1
01/31/01        92,070      0.72           2.76           55
01/31/02       112,588      0.71           2.22           35
01/31/03        99,103      0.69           2.42           67
01/31/04       105,109      0.71           2.67           56
01/31/05        92,258      0.71           2.05           30
                  "Dogs" of Wall Street Portfolio Class 2
07/09/01@-
01/31/02         3,049      0.86+          1.78+          35
01/31/03        10,735      0.84           2.29           67
01/31/04        20,038      0.86           2.46           56
01/31/05        22,040      0.86           1.91           30
                  "Dogs" of Wall Street Portfolio Class 3
09/30/02@-
01/31/03           569      0.92+          1.91+          67
01/31/04         6,743      0.96           2.21           56
01/31/05        12,628      0.96           1.81           30


---------------


   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:



                                                                   ----
                                                                   1/05
                                                                   ----
     Davis Venture Value Class 1.................................  0.00%
     Davis Venture Value Class 2.................................  0.00
     Davis Venture Value Class 3.................................  0.01


                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF     TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
--------------------------------------------------------------------------------------------------------------------------------
                                               Alliance Growth Portfolio Class 1
01/31/01     $36.58     $(0.04)       $(3.40)        $(3.44)       $   --         $(4.94)        $(4.94)      $28.20     (10.17)%
01/31/02      28.20       0.04         (6.61)         (6.57)           --          (2.22)         (2.22)       19.41     (23.05)
01/31/03      19.41       0.03         (5.87)         (5.84)        (0.04)            --          (0.04)       13.53     (30.08)
01/31/04      13.53       0.05          4.30           4.35         (0.04)            --          (0.04)       17.84      32.17
01/31/05      17.84       0.06          0.24           0.30         (0.06)            --          (0.06)       18.08       1.68
                                               Alliance Growth Portfolio Class 2
07/09/01@-
01/31/02      22.75      (0.01)        (1.12)         (1.13)           --          (2.22)         (2.22)       19.40      (4.67)
01/31/03      19.40       0.01         (5.86)         (5.85)        (0.03)            --          (0.03)       13.52     (30.17)
01/31/04      13.52       0.02          4.30           4.32         (0.02)            --          (0.02)       17.82      31.94
01/31/05      17.82       0.04          0.23           0.27         (0.03)            --          (0.03)       18.06       1.54
                                               Alliance Growth Portfolio Class 3
09/30/02@-
01/31/03      14.17       0.01         (0.67)         (0.66)           --             --             --        13.51      (4.66)
01/31/04      13.51      (0.01)         4.31           4.30         (0.01)            --          (0.01)       17.80      31.85
01/31/05      17.80       0.03          0.22           0.25         (0.02)            --          (0.02)       18.03       1.40
                                            Goldman Sachs Research Portfolio Class 1
01/31/01      10.00      (0.03)        (0.01)         (0.04)           --          (0.04)         (0.04)        9.92      (0.42)
01/31/02       9.92      (0.04)        (3.09)         (3.13)           --             --             --         6.79     (31.55)
01/31/03       6.79      (0.01)        (1.66)         (1.67)           --             --             --         5.12     (24.59)
01/31/04       5.12       0.00          1.52           1.52            --             --             --         6.64      29.69
01/31/05       6.64       0.03          0.65           0.68            --             --             --         7.32      10.24
                                            Goldman Sachs Research Portfolio Class 2
07/09/01@-
01/31/02       8.11      (0.03)        (1.30)         (1.33)           --             --             --         6.78     (16.40)
01/31/03       6.78      (0.02)        (1.65)         (1.67)           --             --             --         5.11     (24.63)
01/31/04       5.11      (0.01)         1.51           1.50            --             --             --         6.61      29.35
01/31/05       6.61       0.02          0.65           0.67            --             --             --         7.28      10.14
                                            Goldman Sachs Research Portfolio Class 3
09/30/02@-
01/31/03       4.90      (0.01)         0.22           0.21            --             --             --         5.11       4.29
01/31/04       5.11      (0.02)         1.52           1.50            --             --             --         6.61      29.35
01/31/05       6.61       0.01          0.65           0.66            --             --             --         7.27       9.98

----------  -----------------------------------------------------------
               NET                         RATIO OF NET
              ASSETS      RATIO OF          INVESTMENT
              END OF     EXPENSES TO     INCOME (LOSS) TO
  PERIOD      PERIOD       AVERAGE           AVERAGE          PORTFOLIO
  ENDED      (000'S)     NET ASSETS         NET ASSETS        TURNOVER
----------  -----------------------------------------------------------
                         Alliance Growth Portfolio Class 1
01/31/01    $2,810,098      0.64%             (0.10)%            101%
01/31/02     1,928,115      0.65               0.17               86
01/31/03     1,007,655      0.65(1)            0.19(1)            51
01/31/04     1,105,466      0.68(1)            0.27(1)            63
01/31/05       873,722      0.70(1)            0.31(1)            82
                         Alliance Growth Portfolio Class 2
07/09/01@-
01/31/02        20,918      0.81+             (0.10)+             86
01/31/03        42,038      0.80(1)            0.07(1)            51
01/31/04        67,731      0.83(1)            0.10(1)            63
01/31/05        70,604      0.85(1)            0.17(1)            82
                         Alliance Growth Portfolio Class 3
09/30/02@-
01/31/03         2,490      0.88+(1)           0.19+(1)           51
01/31/04        27,900      0.94(1)           (0.07)(1)           63
01/31/05        71,682      0.95(1)            0.12(1)            82
                     Goldman Sachs Research Portfolio Class 1
01/31/01        39,903      1.35+(2)(3)       (0.54)+(2)(3)      115
01/31/02        28,382      1.35(3)           (0.49)(3)          144
01/31/03        23,828      1.35(3)           (0.21)(3)          198
01/31/04        24,076      1.35(3)           (0.03)(3)           52
01/31/05        21,290      1.35(1)(3)         0.39(1)(3)         50
                     Goldman Sachs Research Portfolio Class 2
07/09/01@-
01/31/02         2,049      1.50+(3)          (0.75)+(3)         144
01/31/03         4,085      1.50(3)           (0.37)(3)          198
01/31/04         6,360      1.50(3)           (0.19)(3)           52
01/31/05         6,649      1.50(1)(3)         0.25(1)(3)         50
                     Goldman Sachs Research Portfolio Class 3
09/30/02@-
01/31/03           119      1.60+(3)          (0.56)+(3)         198
01/31/04           418      1.60(3)           (0.30)(3)           52
01/31/05         1,129      1.60(1)(3)         0.17(1)(3)         50


---------------


   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:



                                                                   --------------------
                                                                   1/03    1/04    1/05
                                                                   --------------------
     Alliance Growth Class 1.....................................  0.00%   0.02%   0.03%
     Alliance Growth Class 2.....................................  0.01    0.02    0.03
     Alliance Growth Class 3.....................................  0.02    0.02    0.03
     Goldman Sachs Research Class 1..............................   --      --     0.01
     Goldman Sachs Research Class 2..............................   --      --     0.01
     Goldman Sachs Research Class 3..............................   --      --     0.01



 (2) The ratios reflect an expense cap of 1.35% which is net of custody credits (0.01%) or waivers/reimbursements if applicable.
 (3) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:



                                                            EXPENSES                          NET INVESTMENT INCOME (LOSS)
                                            ----------------------------------------    -----------------------------------------
                                            1/01+    1/02    1/03     1/04     1/05     1/01+    1/02     1/03     1/04     1/05
                                            ----------------------------------------    -----------------------------------------
     Goldman Sachs Research Class 1.......  1.63%    1.49%    1.44%   1.53%     1.52%   (0.82)%  (0.63)%  (0.30)%  (0.21)%   0.22%
     Goldman Sachs Research Class 2.......    --     1.70+    1.58    1.67      1.67      --     (0.94)+  (0.44)   (0.37)    0.09
     Goldman Sachs Research Class 3.......    --      --      1.60+   1.77      1.77      --        --    (0.56)+  (0.47)    0.02


SunAmerica Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                      MFS Massachusetts Investors Trust Portfolio Class 1
01/31/01     $13.35     $ 0.08        $ 0.42         $ 0.50        $(0.08)        $   --         $(0.08)      $13.77      3.71%
01/31/02      13.77       0.08         (2.45)         (2.37)        (0.07)         (0.54)         (0.61)       10.79    (17.15)
01/31/03      10.79       0.07         (2.43)         (2.36)        (0.08)            --          (0.08)        8.35    (21.88)
01/31/04       8.35       0.08          2.23           2.31         (0.08)            --          (0.08)       10.58     27.73
01/31/05      10.58       0.08          0.88           0.96         (0.09)            --          (0.09)       11.45      9.14
                                      MFS Massachusetts Investors Trust Portfolio Class 2
07/09/01@-
01/31/02      12.10       0.02         (0.71)         (0.69)        (0.07)         (0.54)         (0.61)       10.80     (5.67)
01/31/03      10.80       0.06         (2.44)         (2.38)        (0.07)            --          (0.07)        8.35    (22.04)
01/31/04       8.35       0.07          2.23           2.30         (0.07)            --          (0.07)       10.58     27.56
01/31/05      10.58       0.06          0.87           0.93         (0.07)            --          (0.07)       11.44      8.90
                                      MFS Massachusetts Investors Trust Portfolio Class 3
09/30/02@-
01/31/03       8.20       0.02          0.13           0.15            --             --             --         8.35      1.83
01/31/04       8.35       0.05          2.23           2.28         (0.06)            --          (0.06)       10.57     27.40
01/31/05      10.57       0.06          0.87           0.93         (0.07)            --          (0.07)       11.43      8.82
                                           Putnam Growth: Voyager Portfolio Class 1
01/31/01      26.48      (0.03)        (3.37)         (3.40)           --          (2.23)         (2.23)       20.85    (13.68)
01/31/02      20.85       0.02         (5.39)         (5.37)           --          (0.59)         (0.59)       14.89    (25.71)
01/31/03      14.89       0.03         (3.87)         (3.84)        (0.02)            --          (0.02)       11.03    (25.77)
01/31/04      11.03       0.01          3.24           3.25         (0.03)            --          (0.03)       14.25     29.51
01/31/05      14.25       0.07         (0.18)         (0.11)        (0.02)            --          (0.02)       14.12     (0.78)
                                           Putnam Growth: Voyager Portfolio Class 2
07/09/01@-
01/31/02      17.41         --         (1.94)         (1.94)           --          (0.59)         (0.59)       14.88    (11.09)
01/31/03      14.88       0.01         (3.86)         (3.85)        (0.01)            --          (0.01)       11.02    (25.87)
01/31/04      11.02       0.00          3.22           3.22         (0.01)            --          (0.01)       14.23     29.27
01/31/05      14.23       0.05         (0.18)         (0.13)           --             --             --        14.10     (0.91)
                                           Putnam Growth: Voyager Portfolio Class 3
09/30/02@-
01/31/03      10.88         --          0.14           0.14            --             --             --        11.02      1.29
01/31/04      11.02      (0.02)         3.23           3.21         (0.01)            --          (0.01)       14.22     29.14
01/31/05      14.22       0.05         (0.21)         (0.16)           --             --             --        14.06     (1.13)

----------  ---------------------------------------------------------
              NET                        RATIO OF NET
             ASSETS     RATIO OF          INVESTMENT
             END OF    EXPENSES TO     INCOME (LOSS) TO
  PERIOD     PERIOD      AVERAGE           AVERAGE          PORTFOLIO
  ENDED      (000S)    NET ASSETS         NET ASSETS        TURNOVER
----------  ---------------------------------------------------------
               MFS Massachusetts Investors Trust Portfolio Class 1
01/31/01    $369,518      0.76%              0.58%              81%
01/31/02     323,404      0.78               0.66               82
01/31/03     210,436      0.78(1)            0.73(1)            65
01/31/04     237,182      0.82(1)            0.81(1)            93
01/31/05     211,786      0.80(1)            0.74(1)            78
               MFS Massachusetts Investors Trust Portfolio Class 2
07/09/01@-
01/31/02       5,674      0.93+              0.37+              82
01/31/03      17,154      0.92(1)            0.62(1)            65
01/31/04      29,479      0.97(1)            0.65(1)            93
01/31/05      31,442      0.95(1)            0.58(1)            78
               MFS Massachusetts Investors Trust Portfolio Class 3
09/30/02@-
01/31/03       1,353      0.99+(1)           0.53+(1)           65
01/31/04      16,650      1.08(1)            0.50(1)            93
01/31/05      35,551      1.06(1)            0.45(1)            78
                    Putnam Growth: Voyager Portfolio Class 1
01/31/01     732,943      0.79              (0.10)              84
01/31/02     486,747      0.82               0.11               94
01/31/03     271,199      0.86(1)            0.19(1)           120
01/31/04     288,148      0.93(1)            0.08(1)            56
01/31/05     232,556      0.93(1)            0.48(1)            71
                    Putnam Growth: Voyager Portfolio Class 2
07/09/01@-
01/31/02       3,960      0.99+             (0.05)+             94
01/31/03       8,977      1.01(1)            0.09(1)           120
01/31/04      11,344      1.08(1)           (0.08)(1)           56
01/31/05       9,324      1.08(1)            0.33(1)            71
                    Putnam Growth: Voyager Portfolio Class 3
09/30/02@-
01/31/03         577      1.09+(1)           0.00+(1)          120
01/31/04       2,260      1.18(1)           (0.22)(1)           56
01/31/05       3,343      1.18(1)            0.32(1)            71


---------------


   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:



                                                                   ---------------------
                                                                   1/03    1/04    1/05
                                                                   ---------------------
     MFS Massachusetts Investors Trust Class 1...................  0.02%   0.05%   0.02%
     MFS Massachusetts Investors Trust Class 2...................  0.02    0.05    0.02
     MFS Massachusetts Investors Trust Class 3...................  0.02    0.05    0.02
     Putnam Growth: Voyager Class 1..............................  0.01    0.04    0.02
     Putnam Growth: Voyager Class 2..............................  0.02    0.04    0.02
     Putnam Growth: Voyager Class 3..............................  0.02    0.04    0.02


                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                              Blue Chip Growth Portfolio Class 1
07/05/00-
01/31/01     $10.00     $ 0.06        $(1.24)        $(1.18)       $(0.03)        $   --         $(0.03)      $ 8.79    (11.82)%
01/31/02       8.79       0.03         (2.20)         (2.17)           --             --             --         6.62    (24.64)
01/31/03       6.62       0.01         (1.85)         (1.84)        (0.02)            --          (0.02)        4.76    (27.85)
01/31/04       4.76       0.01          1.42           1.43         (0.01)            --          (0.01)        6.18     30.04
01/31/05       6.18       0.03          0.01           0.04         (0.01)            --          (0.01)        6.21      0.65
                                              Blue Chip Growth Portfolio Class 2
07/09/01@-
01/31/02       7.31         --         (0.69)         (0.69)           --             --             --         6.62     (9.41)
01/31/03       6.62       0.00         (1.85)         (1.85)        (0.01)            --          (0.01)        4.76    (27.93)
01/31/04       4.76       0.00          1.41           1.41         (0.00)            --          (0.00)        6.17     29.66
01/31/05       6.17       0.03          0.00           0.03         (0.00)            --          (0.00)        6.20      0.52
                                              Blue Chip Growth Portfolio Class 3
09/30/02@-
01/31/03       4.76       0.00          0.00           0.00            --             --             --         4.76      0.00
01/31/04       4.76       0.00          1.41           1.41            --             --             --         6.17     29.62
01/31/05       6.17       0.02            --           0.02            --             --             --         6.19      0.32
                                                 Real Estate Portfolio Class 1
01/31/01       8.53       0.39          1.84           2.23         (0.36)            --          (0.36)       10.40     26.40
01/31/02      10.40       0.56          0.16           0.72         (0.32)            --          (0.32)       10.80      7.12
01/31/03      10.80       0.55         (0.18)          0.37         (0.28)            --          (0.28)       10.89      3.41
01/31/04      10.89       0.50          4.58           5.08         (0.35)            --          (0.35)       15.62     47.02
01/31/05      15.62       0.41          2.63           3.04         (0.47)            --          (0.47)       18.19     19.58
                                                 Real Estate Portfolio Class 2
07/09/01@-
01/31/02      11.04       0.37         (0.30)          0.07         (0.32)            --          (0.32)       10.79      0.78
01/31/03      10.79       0.54         (0.19)          0.35         (0.27)            --          (0.27)       10.87      3.24
01/31/04      10.87       0.46          4.60           5.06         (0.34)            --          (0.34)       15.59     46.84
01/31/05      15.59       0.38          2.63           3.01         (0.45)            --          (0.45)       18.15     19.42
                                                 Real Estate Portfolio Class 3
09/30/02@-
01/31/03      10.93       0.19         (0.25)         (0.06)           --             --             --        10.87     (0.55)
01/31/04      10.87       0.30          4.73           5.03         (0.33)            --          (0.33)       15.57     46.62
01/31/05      15.57       0.35          2.64           2.99         (0.44)            --          (0.44)       18.12     19.30
                                             Small Company Value Portfolio Class 1
01/31/01      10.52      (0.05)         2.23           2.18            --          (2.26)         (2.26)       10.44     20.98
01/31/02      10.44      (0.04)         0.66           0.62            --          (0.29)         (0.29)       10.77      6.29
01/31/03      10.77      (0.04)        (1.53)         (1.57)           --          (0.60)         (0.60)        8.60    (14.54)
01/31/04       8.60      (0.03)         3.58           3.55            --             --             --        12.15     41.28
01/31/05      12.15       0.09          2.70           2.79            --             --             --        14.94     22.96

----------  -----------------------------------------------------
              NET                      RATIO OF NET
             ASSETS     RATIO OF        INVESTMENT
             END OF    EXPENSES TO   INCOME (LOSS) TO
  PERIOD     PERIOD      AVERAGE         AVERAGE        PORTFOLIO
  ENDED      (000S)    NET ASSETS       NET ASSETS      TURNOVER
----------  -----------------------------------------------------
                     Blue Chip Growth Portfolio Class 1
07/05/00-
01/31/01    $ 15,801      0.85%+(2)        1.06%+(2)        81%
01/31/02      29,342      0.85(2)          0.36(2)         125
01/31/03      20,303      0.85(2)          0.20(2)         103
01/31/04      33,277      0.85(2)          0.19(2)         124
01/31/05      29,798      0.85(2)(4)       0.55(2)(4)      158
                     Blue Chip Growth Portfolio Class 2
07/09/01@-
01/31/02       2,624      1.00+(2)        (0.01)+(2)       125
01/31/03       7,681      1.00(2)          0.08(2)         103
01/31/04      13,868      1.00(2)          0.04(2)         124
01/31/05      13,882      1.00(2)(4)       0.42(2)(4)      158
                     Blue Chip Growth Portfolio Class 3
09/30/02@-
01/31/03         405      1.11+(2)        (0.05)+(1)(2)    103
01/31/04       4,677      1.10(2)         (0.07)(2)        124
01/31/05       8,058      1.10(2)(4)       0.38(2)(4)      158
                        Real Estate Portfolio Class 1
01/31/01      76,224      0.96             4.05             28
01/31/02      85,794      0.92             5.32             62
01/31/03      95,829      0.89             4.89             52
01/31/04     139,355      0.88             3.76             18
01/31/05     154,304      0.86(4)          2.38(4)          33
                        Real Estate Portfolio Class 2
07/09/01@-
01/31/02       1,726      1.07+            6.30+            62
01/31/03      10,974      1.03             5.10             52
01/31/04      23,007      1.03             3.48             18
01/31/05      29,362      1.01(4)          2.23(4)          33
                        Real Estate Portfolio Class 3
09/30/02@-
01/31/03         829      1.12+            5.61+            52
01/31/04      12,542      1.13             2.33             18
01/31/05      29,641      1.12(4)          2.11(4)          33
                    Small Company Value Portfolio Class 1
01/31/01       4,409      1.40(1)(2)      (0.41)(1)(2)      57
01/31/02       6,056      1.40(1)(2)      (0.37)(1)(2)      54
01/31/03       5,782      1.49(2)         (0.41)(2)        124
01/31/04       8,562      1.60(2)         (0.31)(2)         22
01/31/05      10,462      1.60(2)          0.66(2)          22


---------------


   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1) The ratios reflect an expense cap of 1.40% which is net of custody credits(0.01%) or waivers/reimbursements if applicable.
 (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:


                                                                              EXPENSES
                                                            ---------------------------------------------
                                                            1/01+      1/02      1/03      1/04      1/05
                                                            ---------------------------------------------
     Blue Chip Growth Class 1.............................  1.81%      1.16%     0.94%     0.94%     0.92%
     Blue Chip Growth Class 2.............................    --       1.25+     1.06      1.09      1.07
     Blue Chip Growth Class 3.............................    --        --       1.11+     1.18      1.17
     Small Company Value Class 1..........................  2.64       2.08      2.08(3)   2.27      2.00

                                                                       NET INVESTMENT INCOME (LOSS)
                                                            --------------------------------------------------
                                                            1/01+      1/02        1/03       1/04       1/05
                                                            --------------------------------------------------
     Blue Chip Growth Class 1.............................  0.10%       0.05%       0.11%      0.10%      0.49%
     Blue Chip Growth Class 2.............................    --       (0.26)+      0.02      (0.05)      0.36
     Blue Chip Growth Class 3.............................    --          --       (0.05)+    (0.15)      0.31
     Small Company Value Class 1..........................  (1.65)     (1.93)(3)   (0.99)     (0.98)      0.26



 (3)  Gross of custody credits of 0.01%.
 (4) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:



                                                                   ----
                                                                   1/05
                                                                   ----
     Blue Chip Growth Class 1....................................  0.00%
     Blue Chip Growth Class 2....................................  0.00
     Blue Chip Growth Class 3....................................  0.00
     Real Estate Class 1.........................................  0.00
     Real Estate Class 2.........................................  0.00
     Real Estate Class 3.........................................  0.00


SunAmerica Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                             MFS Mid-Cap Growth Portfolio Class 1
01/31/01     $15.60     $(0.04)       $ 3.76         $ 3.72        $   --         $(0.33)        $(0.33)      $18.99     23.97%
01/31/02      18.99      (0.03)        (6.58)         (6.61)           --          (2.38)         (2.38)       10.00    (34.93)
01/31/03      10.00      (0.03)        (4.16)         (4.19)           --             --             --         5.81    (41.90)
01/31/04       5.81      (0.03)         2.56           2.53            --             --             --         8.34     43.55
01/31/05       8.34      (0.04)         0.45           0.41            --             --             --         8.75      4.92
                                             MFS Mid-Cap Growth Portfolio Class 2
07/09/01@-
01/31/02      15.37      (0.04)        (2.96)         (3.00)           --          (2.38)         (2.38)        9.99    (19.67)
01/31/03       9.99      (0.03)        (4.16)         (4.19)           --             --             --         5.80    (41.94)
01/31/04       5.80      (0.04)         2.54           2.50            --             --             --         8.30     43.10
01/31/05       8.30      (0.06)         0.47           0.41            --             --             --         8.71      4.94
                                             MFS Mid-Cap Growth Portfolio Class 3
09/30/02@-
01/31/03       5.47      (0.01)         0.33           0.32            --             --             --         5.79      5.85
01/31/04       5.79      (0.05)         2.55           2.50            --             --             --         8.29     43.18
01/31/05       8.29      (0.07)         0.46           0.39            --             --             --         8.68      4.70
                                              Aggressive Growth Portfolio Class 1
01/31/01      22.72       0.05         (3.09)         (3.04)           --          (1.96)         (1.96)       17.72    (14.88)
01/31/02      17.72       0.03         (5.77)         (5.74)        (0.05)         (3.09)         (3.14)        8.84    (31.71)
01/31/03       8.84      (0.02)        (2.13)         (2.15)        (0.02)(4)         --          (0.02)        6.67    (24.28)
01/31/04       6.67      (0.03)         2.22           2.19            --             --             --         8.86     32.83
01/31/05       8.86      (0.02)         1.26           1.24            --             --             --        10.10     14.00
                                              Aggressive Growth Portfolio Class 2
07/09/01@-
01/31/02      14.39      (0.02)        (2.39)         (2.41)        (0.05)         (3.09)         (3.14)        8.84    (15.94)
01/31/03       8.84      (0.03)        (2.12)         (2.15)        (0.02)(4)         --          (0.02)        6.67    (24.37)
01/31/04       6.67      (0.04)         2.22           2.18            --             --             --         8.85     32.68
01/31/05       8.85      (0.04)         1.26           1.22            --             --             --        10.07     13.79
                                              Aggressive Growth Portfolio Class 3
09/30/02@-
01/31/03       6.79      (0.01)        (0.11)         (0.12)           --             --             --         6.67     (1.77)
01/31/04       6.67      (0.05)         2.22           2.17            --             --             --         8.84     32.53
01/31/05       8.84      (0.05)         1.25           1.20            --             --             --        10.04     13.57

----------  -----------------------------------------------------------
              NET                         RATIO OF NET
             ASSETS     RATIO OF           INVESTMENT
             END OF    EXPENSES TO      INCOME (LOSS) TO
  PERIOD     PERIOD      AVERAGE            AVERAGE           PORTFOLIO
  ENDED     (000'S)    NET ASSETS          NET ASSETS         TURNOVER
----------  -----------------------------------------------------------
                       MFS Mid-Cap Growth Portfolio Class 1
01/31/01    $367,523       0.82%(1)(2)       (0.20)%(1)(2)       146%
01/31/02     280,024       0.82(2)           (0.25)(2)            96
01/31/03     123,948       0.84(2)(3)        (0.48)(2)(3)        164
01/31/04     199,807       0.87(2)(3)        (0.47)(2)(3)         92
01/31/05     164,512       0.84(2)(3)        (0.57)(2)(3)         79
                       MFS Mid-Cap Growth Portfolio Class 2
07/09/01@-
01/31/02      11,418       0.98+(2)          (0.61)+(2)           96
01/31/03      25,369       1.00(2)(3)        (0.55)(2)(3)        164
01/31/04      53,167       1.02(2)(3)        (0.63)(2)(3)         92
01/31/05      54,901       0.99(2)(3)        (0.72)(2)(3)         79
                       MFS Mid-Cap Growth Portfolio Class 3
09/30/02@-
01/31/03       2,406       1.04+(2)(3)       (0.35)+(2)(3)       164
01/31/04      32,377       1.12(2)(3)        (0.77)(2)(3)         92
01/31/05      55,283       1.09(2)(3)        (0.82)(2)(3)         79
                        Aggressive Growth Portfolio Class 1
01/31/01     495,826       0.70               0.23               263
01/31/02     293,084       0.75               0.21               229
01/31/03     156,449       0.77              (0.24)              150
01/31/04     198,390       0.79              (0.39)              103
01/31/05     189,042       0.80(3)           (0.26)(3)            89
                        Aggressive Growth Portfolio Class 2
07/09/01@-
01/31/02       2,905       0.92+             (0.32)+             229
01/31/03       6,878       0.92              (0.38)              150
01/31/04      13,218       0.94              (0.55)              103
01/31/05      13,703       0.95(3)           (0.41)(3)            89
                        Aggressive Growth Portfolio Class 3
09/30/02@-
01/31/03         301       0.99+             (0.46)+             150
01/31/04       3,219       1.05              (0.68)              103
01/31/05       7,552       1.05(3)           (0.51)(3)            89



---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1)  Gross of custody credits of 0.01%
 (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:


                                                                                EXPENSES
                                                              --------------------------------------------
                                                              1/01      1/02      1/03      1/04      1/05
                                                              --------------------------------------------
     MFS Mid-Cap Growth Class 1.............................  0.82%     0.82%     0.84%     0.87%     0.84%
     MFS Mid-Cap Growth Class 2.............................   --       0.95+     1.00      1.02      0.99
     MFS Mid-Cap Growth Class 3.............................   --        --       1.04+     1.12      1.09

                                                                        NET INVESTMENT INCOME (LOSS)
                                                              -------------------------------------------------
                                                              1/01       1/02       1/03       1/04       1/05
                                                              -------------------------------------------------
     MFS Mid-Cap Growth Class 1.............................  (0.20)%    (0.25)%    (0.48)%    (0.47)%    (0.57)%
     MFS Mid-Cap Growth Class 2.............................     --      (0.61)+    (0.55)     (0.63)     (0.72)
     MFS Mid-Cap Growth Class 3.............................     --         --      (0.35)+    (0.77)     (0.82)




 (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:



                                                                   --------------------
                                                                   1/03    1/04    1/05
                                                                   --------------------
     MFS Mid-Cap Growth Class 1..................................  0.02%   0.05%   0.02%
     MFS Mid-Cap Growth Class 2..................................  0.03    0.05    0.02
     MFS Mid-Cap Growth Class 3..................................  0.02    0.05    0.02
     Aggressive Growth Class 1...................................   --      --     0.00
     Aggressive Growth Class 2...................................   --      --     0.00
     Aggressive Growth Class 3...................................   --      --     0.00



 (4) Includes a tax return of capital of less than $0.01 per share.


                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                            Growth Opportunities Portfolio Class 1
07/05/00#-
01/31/01     $10.00     $ 0.07        $(1.10)        $(1.03)       $(0.04)        $   --         $(0.04)      $ 8.93    (10.30)%
01/31/02       8.93      (0.02)        (3.06)         (3.08)           --             --             --         5.85    (34.48)
01/31/03       5.85      (0.03)        (2.32)         (2.35)           --             --             --         3.50    (40.17)
01/31/04       3.50      (0.02)         1.47           1.45            --             --             --         4.95     41.43
01/31/05       4.95      (0.02)         0.06           0.04            --             --             --         4.99      0.81(3)
                                            Growth Opportunities Portfolio Class 2
07/09/01@-
01/31/02       6.32      (0.02)        (0.46)         (0.48)           --             --             --         5.84     (7.58)
01/31/03       5.84      (0.03)        (2.32)         (2.35)           --             --             --         3.49    (40.24)
01/31/04       3.49      (0.03)         1.47           1.44            --             --             --         4.93     41.26
01/31/05       4.93      (0.03)         0.06           0.03            --             --             --         4.96      0.61(3)
                                            Growth Opportunities Portfolio Class 3
09/30/02@-
01/31/03       3.33      (0.03)         0.19           0.16            --             --             --         3.49      4.80
01/31/04       3.49      (0.03)         1.46           1.43            --             --             --         4.92     40.97
01/31/05       4.92      (0.03)         0.06           0.03            --             --             --         4.95      0.61(3)

----------  --------------------------------------------------------
              NET                       RATIO OF NET
            ASSETS     RATIO OF          INVESTMENT
            END OF    EXPENSES TO     INCOME (LOSS) TO
  PERIOD    PERIOD      AVERAGE           AVERAGE          PORTFOLIO
  ENDED     (000S)    NET ASSETS         NET ASSETS        TURNOVER
----------  --------------------------------------------------------
                     Growth Opportunities Portfolio Class 1
07/05/00#-
01/31/01    $28,836       1.00%+(1)         1.16%+(1)           86%
01/31/02     33,797       1.00(1)          (0.26)(1)           339
01/31/03     12,307       1.00(1)          (0.62)(1)           243
01/31/04     31,640       1.00(1)          (0.45)(1)           178
01/31/05     19,474       1.00(1)(2)       (0.44)(1)(2)        171
                     Growth Opportunities Portfolio Class 2
07/09/01@-
01/31/02      1,463       1.15+(1)         (0.50)+(1)          329
01/31/03      3,260       1.15(1)          (0.77)(1)           243
01/31/04      7,802       1.15(1)          (0.60)(1)           178
01/31/05      6,498       1.15(1)(2)       (0.60)(1)(2)        171
                     Growth Opportunities Portfolio Class 3
09/30/02@-
01/31/03        305       1.24+(1)         (0.80)+(1)          243
01/31/04      2,424       1.25(1)          (0.69)(1)           178
01/31/05      3,681       1.25(1)(2)       (0.72)(1)(2)        171


---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   #  Commencement of operations
   @  Inception date of class
 (1) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                          EXPENSES
                                                        --------------------------------------------
                                                        1/01      1/02      1/03      1/04      1/05
                                                        --------------------------------------------
     Growth Opportunities Class 1.....................  1.26%+    1.19%     1.07%     1.05%     1.05%
     Growth Opportunities Class 2.....................   --       1.31+     1.21      1.20      1.21
     Growth Opportunities Class 3.....................   --        --       1.24+     1.28      1.32

                                                                  NET INVESTMENT INCOME (LOSS)
                                                        -------------------------------------------------
                                                        1/01       1/02       1/03       1/04       1/05
                                                        -------------------------------------------------
     Growth Opportunities Class 1.....................   0.90%+    (0.44)%    (0.69)%    (0.50)%    (0.49)%
     Growth Opportunities Class 2.....................     --      (0.66)+    (0.83)     (0.65)     (0.66)
     Growth Opportunities Class 3.....................     --         --      (0.80)+    (0.72)     (0.79)


 (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:




                                                                   -----
                                                                   1/05
                                                                   -----
     Growth Opportunities Class 1................................  0.00%
     Growth Opportunities Class 2................................  0.00
     Growth Opportunities Class 3................................  0.01



 (3) The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.


SunAmerica Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                               Marsico Growth Portfolio Class 1
12/29/00#-
01/31/01     $10.00     $ 0.01        $ 0.53         $ 0.54        $   --         $   --         $   --       $10.54      5.40%
01/31/02      10.54       0.01         (1.74)         (1.73)           --          (0.02)         (0.02)        8.79    (16.35)
01/31/03       8.79      (0.01)        (1.27)         (1.28)           --             --             --         7.51    (14.55)
01/31/04       7.51      (0.02)         2.47           2.45            --             --             --         9.96     32.62
01/31/05       9.96      (0.01)         0.70           0.69            --             --             --        10.65      6.93
                                               Marsico Growth Portfolio Class 2
07/09/01@-
01/31/02       8.90      (0.02)        (0.07)         (0.09)           --          (0.02)         (0.02)        8.79     (0.97)
01/31/03       8.79      (0.02)        (1.27)         (1.29)           --             --             --         7.50    (14.68)
01/31/04       7.50      (0.03)         2.46           2.43            --             --             --         9.93     32.40
01/31/05       9.93      (0.02)         0.70           0.68            --             --             --        10.61      6.85
                                               Marsico Growth Portfolio Class 3
09/30/02@-
01/31/03       7.94         --         (0.45)         (0.45)           --             --             --         7.49     (5.67)
01/31/04       7.49      (0.04)         2.47           2.43            --             --             --         9.92     32.44
01/31/05       9.92      (0.03)         0.69           0.66            --             --             --        10.58      6.65

----------  --------------------------------------------------------
              NET                       RATIO OF NET
            ASSETS     RATIO OF          INVESTMENT
            END OF    EXPENSES TO     INCOME (LOSS) TO
  PERIOD    PERIOD      AVERAGE           AVERAGE          PORTFOLIO
  ENDED     (000S)    NET ASSETS         NET ASSETS        TURNOVER
----------  --------------------------------------------------------
                        Marsico Growth Portfolio Class 1
12/29/00#-
01/31/01    $ 5,596       1.00%+(1)(3)       0.73%+(1)(3)       10%
01/31/02     14,810       1.00(2)(3)        0.12(2)(3)         128
01/31/03     43,872       1.00(3)          (0.15)(3)           124
01/31/04     81,784       1.00(3)          (0.22)(3)            86
01/31/05     69,151       0.96(3)(5)       (0.09)(3)(5)        101
                        Marsico Growth Portfolio Class 2
07/09/01@-
01/31/02      4,019       1.15+(2)(3)      (0.37)+(2)(3)       128
01/31/03     17,930       1.15(3)          (0.31)(3)           124
01/31/04     41,204       1.15(3)          (0.36)(3)            86
01/31/05     44,110       1.11(3)(5)       (0.24)(3)(5)        101
                        Marsico Growth Portfolio Class 3
09/30/02@-
01/31/03      1,218       1.18+(3)         (0.12)+(3)          124
01/31/04     14,130       1.25(3)          (0.43)(3)            86
01/31/05     23,788       1.21(3)(5)       (0.35)(3)(5)        101


---------------


   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   #  Commencement of operations
   @  Inception date of class
 (1) The ratios reflect an expense cap of 1.00% which is net of custody credits (0.44%) or waivers/reimbursements if applicable.
 (2) The ratios reflect an expense cap of 1.00% and 1.15% for Class 1 and Class 2, respectively, which are net of custody credits (0.01%) or waiver/reimbursements if applicable.
 (3) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:


                                                                        EXPENSES
                                                      --------------------------------------------
                                                      1/01      1/02      1/03      1/04      1/05
                                                      --------------------------------------------
     Marsico Growth Class 1.........................  4.73%+    1.86%(4)  1.04%     0.97%     0.95%
     Marsico Growth Class 2.........................   --       1.73+(4)  1.18      1.12      1.10
     Marsico Growth Class 3.........................   --        --       1.27+     1.21      1.20

                                                                 NET INVESTMENT INCOME (LOSS)
                                                      --------------------------------------------------
                                                      1/01       1/02        1/03       1/04       1/05
                                                      --------------------------------------------------
     Marsico Growth Class 1.........................  (3.00)%+   (0.73)%(4)  (0.19)%    (0.19)%    (0.08)%
     Marsico Growth Class 2.........................     --      (0.96)+(4)  (0.34)     (0.33)     (0.23)
     Marsico Growth Class 3.........................     --         --       (0.07)+    (0.39)     (0.34)



 (4)  Gross of custody credits of 0.01%.




 (5) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:



                                                                   -----
                                                                   1/05
                                                                   -----
     Marsico Growth Class 1......................................  0.01%
     Marsico Growth Class 2......................................  0.01
     Marsico Growth Class 3......................................  0.01


                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                                 Technology Portfolio Class 1
07/03/00#-
01/31/01     $10.00     $(0.04)       $(2.80)        $(2.84)       $   --         $   --         $   --       $ 7.16    (28.40)%
01/31/02       7.16      (0.05)        (3.69)         (3.74)           --             --             --         3.42    (52.23)
01/31/03       3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79    (47.66)
01/31/04       1.79      (0.03)         1.07           1.04            --             --             --         2.83     58.10
01/31/05       2.83      (0.02)        (0.35)         (0.37)           --             --             --         2.46    (13.07)
                                                 Technology Portfolio Class 2
07/09/01@-
01/31/02       4.04      (0.03)        (0.59)         (0.62)           --             --             --         3.42    (15.35)
01/31/03       3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79    (47.66)
01/31/04       1.79      (0.03)         1.07           1.04            --             --             --         2.83     58.10
01/31/05       2.83      (0.01)        (0.37)         (0.38)           --             --             --         2.45    (13.43)
                                                 Technology Portfolio Class 3
09/30/02@-
01/31/03       1.53      (0.01)         0.27           0.26            --             --             --         1.79     16.99
01/31/04       1.79      (0.03)         1.06           1.03            --             --             --         2.82     57.54
01/31/05       2.82      (0.01)        (0.36)         (0.37)           --             --             --         2.45    (13.12)
                                            Small & Mid Cap Value Portfolio Class 2
08/01/02#-
01/31/03      10.00       0.02         (0.16)         (0.14)        (0.00)            --             --         9.86     (1.34)
01/31/04       9.86      (0.01)         4.17           4.16         (0.01)         (0.07)         (0.08)       13.94     42.14
01/31/05      13.94       0.07          1.76           1.83         (0.06)         (0.47)         (0.53)       15.24     13.09
                                            Small & Mid Cap Value Portfolio Class 3
09/30/02@-
01/31/03       9.22       0.01          0.63           0.64         (0.00)            --             --         9.86      6.98
01/31/04       9.86      (0.02)         4.16           4.14         (0.00)         (0.07)         (0.07)       13.93     41.99
01/31/05      13.93       0.07          1.74           1.81         (0.04)         (0.47)         (0.51)       15.23     12.99

----------  ------------------------------------------------------------
              NET                         RATIO OF NET
            ASSETS     RATIO OF            INVESTMENT
            END OF    EXPENSES TO       INCOME (LOSS) TO
  PERIOD    PERIOD      AVERAGE             AVERAGE            PORTFOLIO
  ENDED     (000S)    NET ASSETS           NET ASSETS          TURNOVER
----------  ------------------------------------------------------------
                            Technology Portfolio Class 1
07/03/00#-
01/31/01    $56,323       1.49%+             (0.93)%+              98%
01/31/02     40,156       1.45               (1.23)               109
01/31/03     23,828       1.50(2)            (1.36)(2)            135
01/31/04     59,813       1.49(2)            (1.32)(2)            123
01/31/05     27,342       1.50(2)            (0.76)(2)             85
                            Technology Portfolio Class 2
07/09/01@-
01/31/02      2,312       1.60+              (1.46)+              109
01/31/03      4,272       1.66(2)            (1.51)(2)            135
01/31/04     13,164       1.64(2)            (1.46)(2)            123
01/31/05     10,298       1.68(2)            (0.76)(2)             85
                            Technology Portfolio Class 3
09/30/02@-
01/31/03        360       1.66+(2)           (1.52)+(2)           135
01/31/04      6,641       1.72(2)            (1.56)(2)            123
01/31/05      8,893       1.79(2)            (0.76)(2)             85
                      Small & Mid Cap Value Portfolio Class 2
08/01/02#-
01/31/03      5,375       1.65+(1)            0.53+(1)              7
01/31/04     26,269       1.65(1)            (0.07)(1)             16
01/31/05     45,307       1.33(1)(2)          0.39(1)(2)           21
                      Small & Mid Cap Value Portfolio Class 3
09/30/02@-
01/31/03      2,618       1.75+(1)            0.41+(1)              7
01/31/04     42,387       1.75(1)            (0.21)(1)             16
01/31/05    134,471       1.41(1)(2)          0.32(1)(2)           21


---------------


   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   #  Commencement of operations
   @  Inception date of class
 (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:


                                                                            EXPENSES
                                                          --------------------------------------------
                                                          1/01      1/02      1/03      1/04      1/05
                                                          --------------------------------------------
     Small & Mid Cap Value Class 2......................   --%       --%      4.54%+    1.52%     1.30%
     Small & Mid Cap Value Class 3......................   --        --       5.62+     1.56      1.40

                                                                   NET INVESTMENT INCOME (LOSS)
                                                          -----------------------------------------------
                                                          1/01      1/02      1/03       1/04       1/05
                                                          -----------------------------------------------
     Small & Mid Cap Value Class 2......................   --%       --%      (2.35)%+    0.06%      0.40%
     Small & Mid Cap Value Class 3......................   --        --       (3.47)+    (0.02)      0.34



 (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:



                                                                     ---------------------
                                                                     1/03    1/04    1/05
                                                                     ---------------------
       Technology Class 1..........................................  0.02%   0.08%   0.13%
       Technology Class 2..........................................  0.03    0.08    0.15
       Technology Class 3..........................................  0.04    0.08    0.16
       Small & Mid-Cap Value Class 2...............................   --      --     0.04
       Small & Mid-Cap Value Class 3...............................   --      --     0.04


SunAmerica Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF     TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
--------------------------------------------------------------------------------------------------------------------------------
                                       International Growth and Income Portfolio Class 1
01/31/01     $12.28     $ 0.12        $ 0.36         $ 0.48        $(0.12)        $(0.13)        $(0.25)      $12.51       3.95%
01/31/02      12.51       0.09         (3.05)         (2.96)        (0.03)         (0.45)         (0.48)        9.07     (23.67)
01/31/03       9.07       0.09         (1.96)         (1.87)        (0.05)            --          (0.05)        7.15     (20.66)
01/31/04       7.15       0.12          3.06           3.18         (0.12)            --          (0.12)       10.21      44.71
01/31/05      10.21       0.09          1.57           1.66         (0.14)            --          (0.14)       11.73      16.37
                                       International Growth and Income Portfolio Class 2
07/09/01@-
01/31/02      10.48      (0.02)        (0.88)         (0.90)        (0.03)         (0.45)         (0.48)        9.10      (8.63)
01/31/03       9.10       0.03         (1.92)         (1.89)        (0.04)            --          (0.04)        7.17     (20.78)
01/31/04       7.17       0.11          3.07           3.18         (0.11)            --          (0.11)       10.24      44.53
01/31/05      10.24       0.07          1.56           1.63         (0.12)            --          (0.12)       11.75      16.08
                                       International Growth and Income Portfolio Class 3
09/30/02@-
01/31/03       7.26      (0.03)        (0.06)         (0.09)           --             --             --         7.17      (1.24)
01/31/04       7.17       0.06          3.11           3.17         (0.11)            --          (0.11)       10.23      44.35
01/31/05      10.23       0.03          1.59           1.62         (0.11)            --          (0.11)       11.74      16.00
                                               Global Equities Portfolio Class 1
01/31/01      21.09      (0.03)        (1.91)         (1.94)        (0.03)         (1.59)         (1.62)       17.53      (9.29)
01/31/02      17.53       0.02         (4.90)         (4.88)        (0.01)         (2.15)         (2.16)       10.49     (27.72)
01/31/03      10.49       0.02         (2.64)         (2.62)           --             --             --         7.87     (24.98)
01/31/04       7.87       0.02          2.68           2.70         (0.02)            --          (0.02)       10.55      34.39
01/31/05      10.55       0.03          0.64           0.67         (0.03)            --          (0.03)       11.19       6.41
                                               Global Equities Portfolio Class 2
07/09/01@-
01/31/02      13.81      (0.02)        (1.15)         (1.17)        (0.01)         (2.15)         (2.16)       10.48      (8.38)
01/31/03      10.48         --         (2.63)         (2.63)           --             --             --         7.85     (25.10)
01/31/04       7.85       0.01          2.66           2.67         (0.01)            --          (0.01)       10.51      34.04
01/31/05      10.51       0.02          0.64           0.66         (0.02)            --          (0.02)       11.15       6.30
                                               Global Equities Portfolio Class 3
09/30/02@-
01/31/03       7.76      (0.01)         0.09           0.08            --             --             --         7.84       1.03
01/31/04       7.84      (0.01)         2.68           2.67         (0.01)            --          (0.01)       10.50      34.05
01/31/05      10.50      (0.01)         0.65           0.64         (0.01)            --          (0.01)       11.13       6.12

----------  -----------------------------------------------------
              NET                      RATIO OF NET
             ASSETS     RATIO OF        INVESTMENT
             END OF    EXPENSES TO   INCOME (LOSS) TO
  PERIOD     PERIOD      AVERAGE         AVERAGE        PORTFOLIO
  ENDED      (000S)    NET ASSETS       NET ASSETS      TURNOVER
----------  -----------------------------------------------------
              International Growth and Income Portfolio Class 1
01/31/01    $342,114      1.18%            0.95%            80%
01/31/02     289,084      1.20             0.84            148
01/31/03     177,883      1.22             1.08            264
01/31/04     232,740      1.25(1)          1.41(1)         108
01/31/05     262,167      1.24(1)          0.79(1)          67
              International Growth and Income Portfolio Class 2
07/09/01@-
01/31/02       4,964      1.37+           (0.45)+          148
01/31/03      15,437      1.40             0.44            264
01/31/04      27,823      1.40(1)          1.18(1)         108
01/31/05      34,961      1.39(1)          0.61(1)          67
              International Growth and Income Portfolio Class 3
09/30/02@-
01/31/03       1,647      1.83+           (1.18)+          264
01/31/04      14,408      1.50(1)          0.65(1)         108
01/31/05      37,465      1.48(1)          0.31(1)          67
                      Global Equities Portfolio Class 1
01/31/01     650,067      0.84            (0.15)            93
01/31/02     409,626      0.87             0.14             75
01/31/03     221,301      0.93(1)          0.19(1)          71
01/31/04     248,468      0.95(1)          0.23(1)          83
01/31/05     206,639      0.98(1)          0.29(1)          67
                      Global Equities Portfolio Class 2
07/09/01@-
01/31/02       3,562      1.05+           (0.33)+           75
01/31/03       9,083      1.08(1)          0.00(1)          71
01/31/04      13,903      1.10(1)          0.06(1)          83
01/31/05      11,951      1.13(1)          0.14(1)          67
                      Global Equities Portfolio Class 3
09/30/02@-
01/31/03         265      1.16+(1)        (0.30)+(1)        71
01/31/04       3,387      1.20(1)         (0.14)(1)         83
01/31/05       7,515      1.23(1)         (0.05)(1)         67


---------------


   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:



                                                                   ---------------------
                                                                   1/03    1/04    1/05
                                                                   ---------------------
     International Growth and Income Class 1.....................   --%    0.05%   0.02%
     International Growth and Income Class 2.....................   --     0.05    0.02
     International Growth and Income Class 3.....................   --     0.05    0.02
     Global Equities Class 1.....................................  0.00    0.03    0.03
     Global Equities Class 2.....................................  0.01    0.03    0.03
     Global Equities Class 3.....................................  0.02    0.03    0.02


                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------------
               NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
--------------------------------------------------------------------------------------------------------------------------------
                                      International Diversified Equities Portfolio Class 1
01/31/01     $14.82      $ 0.11        $(1.91)        $(1.80)       $(0.12)        $(2.14)        $(2.26)      $10.76    (12.71)%
01/31/02      10.76        0.07         (2.94)         (2.87)           --          (0.65)         (0.65)        7.24    (27.07)
01/31/03       7.24        0.07         (2.13)            --            --             --             --         5.18    (28.45)
01/31/04       5.18        0.07          1.96           2.03         (0.28)            --          (0.28)        6.93     39.76
01/31/05       6.93        0.06          0.83           0.89         (0.15)            --          (0.15)        7.67     13.10
                                      International Diversified Equities Portfolio Class 2
07/09/01@-
01/31/02       8.97       (0.02)        (1.08)         (1.10)           --          (0.65)         (0.65)        7.22    (12.87)
01/31/03       7.22        0.03         (2.09)         (2.06)           --             --             --         5.16    (28.43)
01/31/04       5.16        0.04          1.97           2.01         (0.27)            --          (0.27)        6.90     39.52
01/31/05       6.90        0.04          0.83           0.87         (0.14)            --          (0.14)        7.63     12.86
                                      International Diversified Equities Portfolio Class 3
09/30/02@-
01/31/03       5.49          --         (0.33)         (0.33)           --             --             --         5.16     (6.01)
01/31/04       5.16        0.01          1.99           2.00         (0.27)            --          (0.27)        6.89     39.29
01/31/05       6.89        0.03          0.84           0.87         (0.14)            --          (0.14)        7.62     12.79
                                               Emerging Markets Portfolio Class 1
01/31/01      11.00       (0.02)        (2.95)         (2.97)        (0.06)         (0.16)         (0.22)        7.81    (26.87)
01/31/02       7.81        0.03         (0.95)         (0.92)        (0.02)         (0.08)         (0.10)        6.79    (11.49)
01/31/03       6.79        0.02         (0.74)         (0.72)        (0.02)(1)         --          (0.02)        6.05    (10.63)
01/31/04       6.05        0.10          3.59           3.69            --             --             --         9.74     60.99
01/31/05       9.74        0.09          1.83           1.92         (0.11)            --          (0.11)       11.55     19.92
                                               Emerging Markets Portfolio Class 2
07/09/01@-
01/31/02       6.62       (0.02)         0.29           0.27         (0.02)         (0.08)         (0.10)        6.79      4.38
01/31/03       6.79          --         (0.73)         (0.73)        (0.01)(1)         --          (0.01)        6.05    (10.71)
01/31/04       6.05        0.09          3.57           3.66            --             --             --         9.71     60.50
01/31/05       9.71        0.07          1.84           1.91         (0.10)            --          (0.10)       11.52     19.84
                                               Emerging Markets Portfolio Class 3
09/30/02@-
01/31/03       5.70       (0.02)         0.37           0.35            --             --             --         6.05      6.14
01/31/04       6.05        0.05          3.61           3.66            --             --             --         9.71     60.50
01/31/05       9.71        0.06          1.83           1.89         (0.09)            --          (0.09)       11.51     19.63

----------  -----------------------------------------------------
              NET                      RATIO OF NET
             ASSETS     RATIO OF        INVESTMENT
             END OF    EXPENSES TO   INCOME (LOSS) TO
  PERIOD     PERIOD      AVERAGE         AVERAGE        PORTFOLIO
  ENDED     (000'S)    NET ASSETS       NET ASSETS      TURNOVER
----------  -----------------------------------------------------
            International Diversified Equities Portfolio Class 1
01/31/01    $442,009     1.21%             0.89%            72%
01/31/02     309,703      1.23             0.84             29
01/31/03     156,911      1.22             0.97             48
01/31/04     196,843      1.23             1.13             49
01/31/05     183,649      1.25(2)          0.86(2)          25
            International Diversified Equities Portfolio Class 2
07/09/01@-
01/31/02       5,381      1.42+           (0.58)+           29
01/31/03       8,619      1.33             0.53             48
01/31/04      29,467      1.38             0.72             49
01/31/05      47,549      1.40(2)          0.62(2)          25
            International Diversified Equities Portfolio Class 3
09/30/02@-
01/31/03       2,480      1.33+           (0.29)+           48
01/31/04      39,947      1.48             0.11             49
01/31/05     106,732      1.50(2)          0.41(2)          25
                     Emerging Markets Portfolio Class 1
01/31/01      96,507      1.57            (0.22)           125
01/31/02      82,624      1.53             0.51            113
01/31/03      63,377      1.53             0.43            118
01/31/04     104,999      1.66(2)          1.27(2)         112
01/31/05     110,010      1.60(2)          0.89(2)          76
                     Emerging Markets Portfolio Class 2
07/09/01@-
01/31/02         717      1.70+           (0.56)+          113
01/31/03       3,164      1.74             0.05            118
01/31/04       8,278      1.80(2)          1.03(2)         112
01/31/05      13,989      1.75(2)          0.72(2)          76
                     Emerging Markets Portfolio Class 3
09/30/02@-
01/31/03         276      2.12+           (0.56)+          118
01/31/04       3,533      1.90(2)          0.54(2)         112
01/31/05      12,899      1.85(2)          0.57(2)          76


---------------


   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense deductions.
   +  Annualized
   @  Inception date of class
 (1) Includes a tax return of capital of less than $0.01 per share.
 (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:



                                                                   -------------
                                                                   1/04     1/05
                                                                   -------------
     International Diversified Equities Class 1..................    --%    0.00%
     International Diversified Equities Class 2..................    --     0.00
     International Diversified Equities Class 3..................    --     0.00
     Emerging Markets Class 1....................................  0.11     0.03
     Emerging Markets Class 2....................................  0.11     0.03
     Emerging Markets Class 3....................................  0.11     0.03


SunAmerica Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------------
               NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF     TOTAL
  ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
---------------------------------------------------------------------------------------------------------------------------------
                                                 Foreign Value Portfolio Class 2
08/01/02#-
01/31/03     $10.00      $(0.03)       $(0.83)        $(0.86)       $(0.03)(2)     $   --         $(0.03)      $ 9.11     (8.57)%
01/31/04       9.11        0.03          3.91           3.94         (0.01)         (0.10)         (0.11)       12.94     43.31
01/31/05      12.94        0.16          1.75           1.91         (0.14)         (0.27)         (0.41)       14.44     14.77
                                                 Foreign Value Portfolio Class 3
09/30/02@-
01/31/03       9.20       (0.03)        (0.03)         (0.06)        (0.03)(2)         --          (0.03)        9.11     (0.64)
01/31/04       9.11        0.00          3.93           3.93          0.00          (0.10)         (0.10)       12.94     43.18
01/31/05      12.94        0.12          1.79           1.91         (0.13)         (0.27)         (0.40)       14.45     14.74

----------  -----------------------------------------------------
              NET                      RATIO OF NET
             ASSETS     RATIO OF        INVESTMENT
             END OF    EXPENSES TO   INCOME (LOSS) TO
  PERIOD     PERIOD      AVERAGE         AVERAGE        PORTFOLIO
  ENDED     (000'S)    NET ASSETS       NET ASSETS      TURNOVER
----------  -----------------------------------------------------
                       Foreign Value Portfolio Class 2
08/01/02#-
01/31/03    $  5,888      1.95%+(1)       (0.63)%+(1)        1%
01/31/04      34,250      1.76(1)          0.26(1)           7
01/31/05      58,040      1.34(1)(3)       1.22(1)(3)       13
                       Foreign Value Portfolio Class 3
09/30/02@-
01/31/03       4,099      2.05+(1)        (1.04)+(1)         1
01/31/04      63,404      1.76(1)          0.00(1)           7
01/31/05     190,704      1.43(1)(3)       0.95(1)(3)       13


---------------


   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
   #  Commencement of operations
 (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:



                                                                                                NET INVESTMENT
                                                                         EXPENSES                INCOME (LOSS)
                                                                   --------------------    -------------------------
                                                                   1/03    1/04    1/05    1/03       1/04     1/05
                                                                   --------------------    -------------------------
     Foreign Value Class 2.......................................  4.72%+  1.54%   1.33%   (3.40)%+   0.48%    1.23%
     Foreign Value Class 3.......................................  6.21+   1.58    1.42    (5.20)+    0.18     0.96




 (2)  Includes a tax return of capital of $0.03 per share.
 (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:



                                                                   ----
                                                                   1/05
                                                                   ----
     Foreign Value Class 2.......................................  0.01%
     Foreign Value Class 3.......................................  0.01


                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-7238

SunAmerica Series Trust

                       STATEMENT OF ADDITIONAL INFORMATION

                             SUNAMERICA SERIES TRUST


This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current Prospectus (Class 1, Class 2 and Class 3) of SunAmerica Series Trust ("Trust"), each dated May 2, 2005. This Statement of Additional Information ("SAI") incorporates the Prospectus by reference. The Trust's audited financial statements with respect to the fiscal year ended January 31, 2005 are incorporated into this Statement of Additional Information by reference to its 2005 annual report to shareholders. You may request a copy of the Prospectus and/or annual report at no charge by calling (800) 445-SUN2 or writing the Trust at the address below. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.


                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299
                                 (800) 445-SUN2


                                   May 2, 2005

                                TABLE OF CONTENTS

THE TRUST..................................................................................    4
INVESTMENT OBJECTIVES AND POLICIES.........................................................    5
         Fixed Income Portfolios...........................................................    5
         Balanced or Asset Allocation Portfolios...........................................    6
         Equity Portfolios.................................................................    6
SUPPLEMENTAL GLOSSARY......................................................................    9
         Short-Term Investments............................................................    9
                  Money Market Securities..................................................    9
                  Commercial Bank Obligations..............................................    9
                  Savings Association Obligations..........................................    9
                  Commercial Paper.........................................................    9
                  Extendable Commercial Notes ("ECNs").....................................    9
                  Variable Amount Master Demand Notes......................................   10
                  Corporate Bonds and Notes................................................   10
                  U.S. Government Securities...............................................   10
                  Repurchase Agreements....................................................   10
                  Money Market Funds.......................................................   10
         Mortgage-Backed Securities........................................................   10
                  GNMA Certificates........................................................   11
                  FHLMC Certificates.......................................................   12
                  GMCs.....................................................................   12
                  FNMA Certificates........................................................   12
                  Collateralized Mortgage Obligations ("CMOs").............................   12
                  Stripped Mortgage-Backed Securities ("SMBS").............................   13
         Asset-Backed Securities...........................................................   13
         Custodial Receipts and Trust Certificates.........................................   14
         Municipal Bonds...................................................................   14
         U.S. Treasury Inflation Protection Securities.....................................   14
         Loan Participations and Assignments...............................................   15
         Short Sales.......................................................................   16
         Collateralized Bond Obligations ("CBOs")..........................................   16
         Inverse Floaters..................................................................   16
         Exchange Traded Funds ("ETFs")....................................................   16
         Illiquid Securities...............................................................   17
         Currency Volatility...............................................................   17
         Derivatives.......................................................................   18
         REITs.............................................................................   18
         Floating Rate Obligations.........................................................   18
         When-Issued and Delayed-Delivery Securities.......................................   18
         Hybrid Instruments................................................................   19
         Other Investment Companies........................................................   21
                  iShares(SM)..............................................................   21
                  SPDRs....................................................................   21
         Interest-Rate Swaps, Mortgage Swaps, Credit Swaps, Currency Swaps,
                  Options on Swaps and Interest-Rate Caps, Floors and Collars..............   21
         Total Return Swaps................................................................   22
         Equity Swaps......................................................................   22
         Interfund Borrowing and Lending Program...........................................   23
         Securities Lending................................................................   23
         Borrowing.........................................................................   23
         Reverse Repurchase Agreement......................................................   24
         Roll Transactions.................................................................   24
         Sector Risk.......................................................................   24
         Standby Commitments...............................................................   24

SUPPLEMENTAL GLOSSARY (continued)
         Value Investing...................................................................   25
         Warrants..........................................................................   25
         Non-Diversified Status............................................................   25
         ADRS, GDRS and EDRS...............................................................   25
         Brady Bonds.......................................................................   26
         Options and Futures...............................................................   26
         Forward Foreign Currency Exchange Contracts.......................................   30
         Currency Basket...................................................................   32
         Newly Developed Securities........................................................   32
SUPPLEMENTAL INFORMATION ABOUT DERIVATIVES AND THEIR USE...................................   32
SUPPLEMENTAL INFORMATION CONCERNING HIGH-YIELD, HIGH-RISK
         BONDS AND SECURITIES RATINGS......................................................   34
INVESTMENT RESTRICTIONS....................................................................   38
         Investment Restrictions of the Cash Management Portfolio..........................   38
TRUST OFFICERS AND TRUSTEES................................................................   41
TRUSTEE OWNERSHIP OF FUND SHARES...........................................................   43
         Compensation Table................................................................   44
INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT...............................................   44
         Terms of the Advisory Agreement...................................................   44
         Approval of the Advisory Agreement................................................   45
         Advisory Fees.....................................................................   46
SUBADVISORY AGREEMENTS.....................................................................   50
         Approval of the Subadvisory Agreements............................................   51
         Subadvisory Fees..................................................................   53
PORTFOLIO MANAGERS.........................................................................   56
         Other Accounts....................................................................   56
         Potential Conflicts of Interest...................................................   58
         Compensation......................................................................   58
         Ownership of Portfolio Shares.....................................................   66
PERSONAL SECURITIES TRADING................................................................   66
DISTRIBUTION AGREEMENT.....................................................................   66
RULE 12B-1 PLANS...........................................................................   67
DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES.................................................   68
PORTFOLIO TURNOVER.........................................................................   71
SHARES OF THE TRUST........................................................................   71
PRICE OF SHARES............................................................................   74
EXECUTION OF PORTFOLIO TRANSACTIONS........................................................   75
         Commission Recapture Program......................................................   75
         Brokerage Commissions.............................................................   76
FINANCIAL STATEMENTS.......................................................................   82
GENERAL INFORMATION........................................................................   82
         Custodian.........................................................................   82
         Independent Accountants and Legal Counsel.........................................   82
         Reports to Shareholders...........................................................   82
         Disclosure of Portfolio Holdings Policies and Procedures..........................   82
         Proxy Voting Policies & Procedures................................................   84
         Shareholder and Trustee Responsibility............................................   86
         Registration Statement............................................................   86
APPENDIX...................................................................................   87

                                    THE TRUST

The Trust, organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is composed of 32 separate portfolios (each, a "Portfolio"). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts, and may be sold to fund variable life insurance policies in the future.

Shares of the Trust are held by separate accounts of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company), an Arizona corporation, First SunAmerica Life Insurance Company, a New York corporation, AIG Life Insurance Company, a Delaware corporation, American International Life Assurance Company of New York, a New York corporation, American General Life Insurance Company, a Texas corporation, and The United States Life Insurance Company in the City of New York, a New York company. AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation, which is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation. AIG Life Insurance Company, American International Life Assurance Company of New York, American General Life Insurance Company and The United States Life Insurance Company in the City of New York, a New York company are indirect wholly-owned subsidiaries of AIG (see "Account Information" in the Prospectuses). The life insurance companies listed above are collectively referred to as the "Life Companies."

The Trust commenced operations on February 9, 1993 with the Cash Management, High-Yield Bond, Growth-Income, Alliance Growth, Growth/Phoenix Investment Counsel, Provident Growth and the Global Equities Portfolios. The Fixed Income, Global Bond and Asset Allocation Portfolios commenced operations on July 1, 1993. The Trustees subsequently approved the addition of the following
Portfolios: (a) Balanced/Phoenix Investment Counsel, International Diversified Equities, Worldwide High Income, and Venture Value Portfolios which commenced operations on October 21, 1994; (b) SunAmerica Balanced, Aggressive Growth, Federated Value, and Federated Utility Portfolios which commenced operations on June 1, 1996; (c) Emerging Markets, International Growth and Income, and Real Estate Portfolios which commenced operations on April 7, 1997; (d) "Dogs" of Wall Street Portfolio which commenced operations on February 1, 1998; (e) Equity Income, Equity Index, and Small Company Value Portfolios which commenced operations on September 1, 1998; (f) the MFS Mid-Cap Growth Portfolio which commenced operations on April 1, 1999; (g) Goldman Sachs Research, Blue Chip Growth, Growth Opportunities and Technology Portfolios which commenced operations on July 5, 2000; (h) Marsico Growth Portfolio which commenced operations on December 29, 2000; and (i) Foreign Value and Small & Mid Cap Value Portfolios which commenced operations on August 1, 2002. Effective January 12, 1999, the Trust's fiscal year end changed from November 30 to January 31.

The Asset Allocation Portfolio was reorganized and the assets were moved into a newly formed portfolio in Anchor Series Trust on November 24, 2003. Subsequently, the SunAmerica Series Trust Asset Allocation Portfolio was terminated.

The Trustees approved the renaming of the following Portfolios: (a) Fixed Income Portfolio to Corporate Bond Portfolio effective June 1, 1996; (b) Federated Utility Portfolio to Utility Portfolio effective June 3, 1996; (c) Provident Growth Portfolio to Putnam Growth Portfolio effective April 7, 1997; (d) the Growth/Phoenix Investment Counsel Portfolio and Balanced/Phoenix Investment Counsel Portfolio to MFS Growth and Income Portfolio and MFS Total Return Portfolio, respectively, effective January 1, 1999; (e) Venture Value Portfolio to Davis Venture Value Portfolio, effective April 10, 2000; (f) Utility Portfolio to Telecom Utility Portfolio effective July 5, 2000; (g) Federated Value Portfolio to Federated American Leaders Portfolio effective May 1, 2003;
(h) MFS Growth and Income Portfolio to MFS Massachusetts Investors Trust effective May 1, 2003; and (i) Putnam Growth Portfolio to Putnam Growth: Voyager Portfolio effective May 1, 2003.

AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser") serves as investment adviser and manager for the Trust. As described in the Prospectuses, SAAMCo retains Alliance Capital Management L.P. ("Alliance"), Banc of America Capital Management, LLC ("BACAP"), Davis Selected Advisers L.P. d/b/a Davis Advisors ("Davis"), Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively "Federated"), Franklin Advisory Services, LLC ("Franklin"), Goldman Sachs Asset Management, L.P. ("GSAM"), Goldman Sachs Asset Management International ("GSAM-International"), Marsico Capital Management, LLC ("Marsico"), Massachusetts Financial Services Company ("MFS"), Morgan Stanley Investment Management Inc. d/b/a Van Kampen ("Van Kampen"), Putnam Investment Management LLC. ("Putnam"), Templeton Investment Counsel, LLC ("Templeton"), and U.S. Bancorp Asset Management, Inc. ("USBAM") (each a "Subadviser," and collectively, the "Subadvisers") to act as Subadvisers to certain of the Trust's Portfolios pursuant to various Subadvisory Agreements with SAAMCo.

On May 22, 2001, the Board of Trustees, including a majority of independent Trustees as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust (the "Independent Trustees"), approved the creation of Class B shares and the renaming of all issued and outstanding shares as Class A shares. On July 31, 2002 the Board of Trustees, including a majority of the Independent Trustees, approved the creation of Class 3 shares and the renaming of Classes A and B shares to Classes 1 and 2, respectively. Each class of shares of each Portfolio are offered only in connection with certain variable contracts and variable life insurance polices ("Variable Contracts"). Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service and distribution fees, while Class 1 shares are subject only to distribution fees;
(iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares and (iv) Class 1 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 1 shares. The Board of Trustees may establish additional portfolios or classes in the future.

                       INVESTMENT OBJECTIVES AND POLICIES

The investment goal and principal investment strategy for each of the Portfolios, along with certain types of investments the Portfolios make under normal market conditions and for efficient portfolio management, are described under "Trust Highlights" and "More Information About the Portfolios - Investment Strategies" in the Prospectuses. The following charts and information supplement the information contained in the Prospectuses and also provide information concerning investments the Portfolios make on a periodic basis which includes infrequent investments or investments in which the Portfolios reserve the right to invest. We have also included a supplemental glossary to define investment and risk terminology used in the charts below that does not otherwise appear in the Prospectuses under the section entitled "Glossary." In addition, the supplemental glossary also provides additional and/or more detailed information about certain investment and risk terminology that appears in the Prospectuses under the section entitled "Glossary." Unless otherwise indicated, investment restrictions, including percentage limitations, are based on the net assets of each Portfolio and apply at the time of purchase. We will notify shareholders at least 60 days prior to any change to a Portfolio's investment goal or 80% investment policy, if applicable. "Net assets" will take into account borrowing for investment purposes.

                       SUPPLEMENTAL INVESTMENT/RISK CHARTS

FIXED INCOME PORTFOLIOS


                                 CASH
                              MANAGEMENT               CORPORATE BOND           GLOBAL BOND
                       -------------------------  ------------------------  ------------------
IN WHAT OTHER TYPES    - Borrowing for            - Equity securities:      - Options on swaps
OF INVESTMENTS MAY       temporary or                - common stocks        - Defensive
THE PORTFOLIO            emergency purposes            (up to 5%)             instruments
PERIODICALLY INVEST?     (up to 33 1/3%)             - warrants and rights
                       - Illiquid securities (up       (up to 10%)
                         to 15%)                  - Dollar rolls
                       - Registered investment    - Firm commitments
                         companies                - Registered investment
                                                    companies
                                                  - Reverse repurchase
                                                    agreements
                                                  - Derivatives
                                                  - REITS
                                                  - Foreign securities:
                                                     - emerging markets

WHAT OTHER TYPES OF    - Credit quality           - Active trading
RISKS MAY                                         - Emerging markets
POTENTIALLY OR                                    - Growth stocks
PERIODICALLY AFFECT                               - Hedging
THE PORTFOLIO?                                    - Prepayment
                                                  - Real estate industry

                           HIGH-YIELD BOND          WORLDWIDE HIGH INCOME
                       ------------------------  ----------------------------
IN WHAT OTHER TYPES    - Options and futures     - Fixed income securities:
OF INVESTMENTS MAY     - Hybrid instruments         - U.S. government
THE PORTFOLIO          - Collateralized bond          securities
PERIODICALLY INVEST?     obligations ("CBOs")       - preferred stocks
                       - Reverse repurchase         - pass through securities
                         agreements              - Equity securities:
                       - Equity securities:         - warrants and rights
                          - warrants and rights       (up to 10%)
                            (up to 10%)             - convertible securities
                                                 - Repurchase agreements
                                                 - Short term investments
                                                 - Registered investment
                                                   companies

WHAT OTHER TYPES OF    - Active trading
RISKS MAY              - Currency volatility
POTENTIALLY OR         - Emerging markets
PERIODICALLY AFFECT    - Foreign exposure
THE PORTFOLIO?         - Illiquidity

BALANCED OR ASSET ALLOCATION PORTFOLIOS


                                               SUNAMERICA                              MFS TOTAL
                                                BALANCED                                RETURN
                                     -------------------------------     -------------------------------------
IN WHAT OTHER TYPES OF               - Reverse repurchase agreements     - Defensive investments
INVESTMENTS MAY THE PORTFOLIO        - Foreign securities:               - Borrowing for temporary or
PERIODICALLY INVEST?                   - emerging markets                  emergency purposes (up to 33 1/3%)
                                                                         - Illiquid securities (up to 15%)
                                                                         - Currency transactions

WHAT OTHER TYPES OF RISKS MAY        - Emerging markets                  - Illiquidity
POTENTIALLY OR PERIODICALLY AFFECT                                       - Currency volatility
THE PORTFOLIO?


EQUITY PORTFOLIOS


                                                                EQUITY               EQUITY
                                 TELECOM UTILITY                INCOME               INDEX
                           ---------------------------   ---------------------    -------------
IN WHAT OTHER TYPES        - Fixed income securities:    - IPOs                   - IPOs
OF INVESTMENTS MAY           - U.S. government           - Foreign securities     - Foreign
THE PORTFOLIO                   securities                 - emerging               securities
PERIODICALLY INVEST?         - junk bonds                     markets               - emerging
                             - zero coupon, deferred                                   markets
                                interest and PIK bonds
                           - Equity securities:
                             - warrants and rights
                           - IPOs
                           - Foreign securities
                             - emerging markets
                           - Firm commitment
                             agreements
                           - When issued and delayed
                             delivery transactions
                           - Illiquid securities
                             (up to 15%)
                           - Registered investment
                             companies

WHAT OTHER TYPES OF        - Credit quality              - Currency               - Currency
RISKS MAY POTENTIALLY      - Currency volatility           volatility               volatility
OR PERIODICALLY AFFECT     - Emerging markets            - Emerging               - Emerging
THE PORTFOLIO?             - Foreign exposure              markets                  markets
                           - Hedging                     - IPO investing          - Foreign
                           - Illiquidity                                            exposure
                           - Interest rate fluctuations                           - IPO investing
                           - IPO investing
                           - Small and medium sized
                             companies
                           - Value investing

                                GROWTH-INCOME           FEDERATED AMERICAN LEADERS
                           ------------------------  -------------------------------
IN WHAT OTHER TYPES        - Short sales             -  Fixed income securities:
OF INVESTMENTS MAY         - Equity securities:         - U.S. government securities
THE PORTFOLIO                - Convertible              - corporate bonds
PERIODICALLY INVEST?           securities               - investment grade securities
                             - Warrants                 - preferred stocks
                           - Preferred stocks           - zero coupon and deferred
                           - Currency transactions         interest bonds
                           - Illiquid securities     -  Equity securities:
                             (up to 15%)                - warrants and rights
                           - IPOs                       - convertible securities
                                                        - small cap stocks
                                                     -  IPOs
                                                     -  Illiquid securities (up to 15%)
                                                     -  Reverse repurchase
                                                        agreements
                                                     -  Firm commitment agreements
                                                     -  Registered investment
                                                        companies
                                                     -  REITs
                                                     -  When issued and delayed
                                                        delivery transactions

WHAT OTHER TYPES OF        - Currency volatility     -  Active trading
RISKS MAY POTENTIALLY      - Emerging markets        -  Credit quality
OR PERIODICALLY AFFECT     - Foreign exposure        -  Currency volatility
THE PORTFOLIO?             - Illiquidity             -  Derivatives
                           - IPO investing           -  Emerging markets
                           - Short sales risk        -  Foreign exposure
                           - Small companies         -  Hedging
                                                     -  Illiquidity
                                                     -  IPO investing
                                                     -  Real estate industry
                                                     -  Sector risk
                                                     -  Securities selection
                                                     -  Small and medium sized
                                                        companies
                                                     -  Value investing

                                 DAVIS VENTURE               "DOGS" OF WALL
                                     VALUE                       STREET                 ALLIANCE GROWTH
                         --------------------------------  ---------------------    ------------------------
IN WHAT OTHER TYPES      -  Fixed income securities:       - Illiquid securities    - Short sales
OF INVESTMENTS MAY          - corporate bonds                (up to 15%)            - Convertible securities
THE PORTFOLIO               - investment grade securities                           - Illiquid securities
PERIODICALLY INVEST?     -  Equity securities:                                        (up to 15%)
                            - small cap stocks                                      - Forward
                         -  Options                                                     commitments
                         -  Illiquid securities                                     - Currency transactions
                            (up to 15%)                                             - Junk bonds
                         -  Registered investment                                       (up to 10%)
                            companies (up to 10%)                                   - IPOs
                         -  Currency transactions                                   - Equity securities
                         -  Borrowing for temporary or                                - small-cap stocks
                            emergency purposes
                            (up to 33 1/3%)
                         - IPOs

WHAT OTHER TYPES OF      - Currency volatility           - Illiquidity            - Credit quality
RISKS MAY                - Emerging markets                                       - Currency volatility
POTENTIALLY OR           - Hedging                                                - Emerging markets
PERIODICALLY AFFECT      - Illiquidity                                            - Foreign exposure
THE PORTFOLIO?           - Interest rate fluctuations                             - IPO investing
                         - IPO investing                                          - Short sales risk
                         - Small companies                                        - Small companies

                             GOLDMAN SACHS             MFS MASSACHUSETTS
                                RESEARCH                INVESTORS TRUST
                         -----------------------    -----------------------
IN WHAT OTHER TYPES      - Zero coupon bonds        - Illiquid securities
OF INVESTMENTS MAY       - Defensive instruments      (up to 15%)
THE PORTFOLIO            - Illiquid securities      - Defensive investments
PERIODICALLY INVEST?         (up to 15%)            - Borrowing for
                         - Options on foreign         temporary or
                             currencies               emergency purposes
                         - IPOs                       (up to 33 1/3%)
                                                    - Short sales

WHAT OTHER TYPES OF      - Illiquidity              - Credit quality
RISKS MAY                - IPO investing            - Currency volatility
POTENTIALLY OR                                      - Illiquidity
PERIODICALLY AFFECT                                 - Short sales risk
THE PORTFOLIO?



                                MARSICO               PUTNAM GROWTH:              BLUE CHIP
                                GROWTH                   VOYAGER                   GROWTH
                        ------------------------  ----------------------    ---------------------
IN WHAT OTHER TYPES     -  Equity securities:     -  Illiquid securities    - Illiquid securities
OF INVESTMENTS MAY         - small-cap stocks        (up to 15%)                (up to 15%)
THE PORTFOLIO              - mid-cap stocks       -  Equity securities      - Fixed income
PERIODICALLY INVEST?    -  Securities lending        - convertible              securities
                           (up to 33 1/3%)             securities
                        -  REITS                     - small-cap stocks
                        -  Registered             -  Junk bonds
                           investment                 (up to 10%)
                           companies              -  Foreign securities
                        -  Foreign securities        - emerging markets
                           - emerging markets
                        -  Derivatives:
                           - forward foreign
                             currency contracts

WHAT OTHER TYPES OF     -  Currency volatility    - Credit quality          - Currency volativity
RISKS MAY               -  Emerging markets       - Emerging markets        - Emerging markets
POTENTIALLY OR          -  Hedging                - Illiquidity             - Hedging
PERIODICALLY AFFECT     -  Small and medium       - Small companies         - Illiquidity
THE PORTFOLIO?             sized companies                                  - Interest rate
                                                                               fluctuations
                                                                            - Small sized
                                                                               companies
                                                                            - Utility industry

                                      REAL                      SMALL COMPANY
                                     ESTATE                         VALUE
                        ---------------------------------   ---------------------
IN WHAT OTHER TYPES     - Fixed income securities:          - Junk bonds
OF INVESTMENTS MAY        - investment grade securities          (up to 5%)
THE PORTFOLIO             - junk bonds (up to 5%)           - IPOs
PERIODICALLY INVEST?    - Options                           - Foreign securities:
                        - Illiquid securities (up to 15%)     - emerging markets
                        - Registered investment
                          companies
                        - Foreign securities:
                          - emerging markets
                        - Securities lending
                        - Currency transactions
                        - Borrowing for temporary or
                          emergency purposes
                          (up to 33 1/3%)

WHAT OTHER TYPES OF     - Currency volativity               - Credit quality
RISKS MAY               - Credit quality                    - Currency volatility
POTENTIALLY OR          - Derivatives                       - Emerging markets
PERIODICALLY AFFECT     - Emerging markets                  - IPO investing
THE PORTFOLIO?          - Hedging
                        - Illiquidity
                        - Utility industry

                              MFS MID-CAP                                                 GROWTH
                                GROWTH                  AGGRESSIVE GROWTH              OPPORTUNITIES
                         ---------------------   -------------------------------   ---------------------
IN WHAT OTHER TYPES      - Illiquid securities   - Fixed income securities:        - Borrowing for
OF INVESTMENTS MAY         (up to 15%)             - corporate bonds                 temporary or
THE PORTFOLIO            - Defensive               - investment grade securities     emergency
PERIODICALLY INVEST?     investments               - preferred stocks                purposes (up to 33
                         - Borrowing for         - Rights                            1/3%)
                           temporary or          - Foreign securities              - Foreign securities
                           emergency purposes      - Emerging markets                - emerging markets
                           (up to 33 1/3%)       - Reverse repurchase agreements   - Illiquid securities
                                                 - Currency transactions           (up to 15%)
                                                 - Forward commitments
                                                 - Securities lending
                                                   (up to 33 1/3%)
                                                 - REITs
                                                 - Registered investment
                                                   companies
                                                 - Short term investments
                                                 - Defensive investments
                                                 - Firm commitment agreements
                                                 - When issued and delayed
                                                   delivery transactions
                                                 - Options and futures

WHAT OTHER TYPES OF      - Currency volatility   - Currency volatility             - Currency volatility
RISKS MAY                - Derivatives           - Emerging markets                - Emerging markets
POTENTIALLY OR           - Hedging               - Foreign exposure                - Foreign exposure
PERIODICALLY AFFECT      - Illiquidity           - Interest rate                   - Illiquidity
THE PORTFOLIO?                                       fluctuations
                                                 - Real estate industry

                                                        SMALL & MID CAP
                                 TECHNOLOGY                  VALUE
                         --------------------------  ---------------------
IN WHAT OTHER TYPES      -  Fixed income             -  Equity securities:
OF INVESTMENTS MAY          securities:                 - convertible
THE PORTFOLIO               - corporate bonds             securities
PERIODICALLY INVEST?        - investment grade          - warrants
                                securities              - growth stocks
                         -  Currency transactions    -  Fixed income
                         -  Forward commitments         securities:
                         -  Registered investment       - investment grade
                            companies                     securities
                         -  Short term investments      - junk bonds
                         -  Defensive investments         (up to 5%)
                         Borrowing for temporary     -  Hybrid instruments
                         or emergency purposes       -  Defensive
                         (up to 33 1/3%)                investments
                                                     -  Foreign securities:
                                                        - emerging markets

WHAT OTHER TYPES OF      - Currency volatility       -  Credit quality
RISKS MAY                - Hedging                   -  Emerging markets
POTENTIALLY OR           - Interest rate             -  Growth stocks
PERIODICALLY AFFECT        fluctuations              -  Interest rate
THE PORTFOLIO?                                            fluctuations



                                                                 INTERNATIONAL                     GLOBAL
                                FOREIGN VALUE                  GROWTH AND INCOME                  EQUITIES
                          --------------------------   ----------------------------------  ----------------------
IN WHAT OTHER TYPES       - Equity securities:         -  Equity securities:               - Short sales
OF INVESTMENTS MAY          - convertible securities      - convertible securities         - Equity securities:
THE PORTFOLIO               - small-cap stocks            - warrants                         - convertible
PERIODICALLY INVEST?        - mid-cap stocks              - small-cap stocks                   securities
                            - growth stocks               - mid-cap stocks                 - Illiquid securities
                          - Currency transactions      -  Fixed income securities:           (up to 15%)
                          - Short sales                   - investment grade securities    - IPOs
                          - Junk bonds (up to 5%)
                          - Unseasoned                 -  Hybrid instruments
                            companies (up to 5%)       -  Illiquid securities (up to 15%)
                          - Warrants (up to 5%)        -  Options and futures
                          - Equity swaps               -  Defensive investments
                            (up to 5%)                 -  Forward commitments

WHAT OTHER TYPES OF       - Active trading             -  Derivatives                      - Illiquidity
RISKS MAY                 - Growth stocks              -  Illiquidity                      - IPO investing
POTENTIALLY OR            - Short sales risk           -  Small and medium sized           - Short sales risk
PERIODICALLY AFFECT       - Small and medium               companies
THE PORTFOLIO?              sized companies
                          - Unseasoned companies
                             risk

                              INTERNATIONAL             EMERGING
                          DIVERSIFIED EQUITIES          MARKETS
                          ---------------------    ------------------
IN WHAT OTHER TYPES       - Borrowing for          - Structured notes
OF INVESTMENTS MAY          temporary or           - Forward
THE PORTFOLIO               emergency purposes         commitments
PERIODICALLY INVEST?        (up to 33 1/3%)        - Junk bonds
                          - Depositary receipts        (up to 5%)
                          - IPOs                   - Defensive
                                                     investments

WHAT OTHER TYPES OF       - Credit quality         - Credit quality
RISKS MAY                 - IPO investing
POTENTIALLY OR
PERIODICALLY AFFECT
THE PORTFOLIO?

                              SUPPLEMENTAL GLOSSARY


      SHORT-TERM INVESTMENTS, including both U.S. and non-U.S. dollar denominated money market instruments, are invested in for reasons that may include (a) for liquidity purposes (to meet redemptions and expenses); (b) to generate a return on idle cash held by a Portfolio during periods when an Adviser/Subadviser is unable to locate favorable investment opportunities; or
(c) for temporary defensive purposes. Although each Portfolio may invest in short-term investments, the Cash Management Portfolio invests principally in short-term investments. Common short-term investments include, but are not limited to:


      Money Market Securities - Money Market securities may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements, commercial paper, bankers' acceptances, time deposits and certificates of deposit.


      Commercial Bank Obligations are certificates of deposit ("CDs") (interest-bearing time deposits), bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) representing direct or contingent obligations of commercial banks. CDs are securities that represent deposits in a depository institution for a specified rate of interest and normally are negotiable. CDs issued by a foreign branch (usually London) of a U.S. domestic bank are known as Eurodollar CDs. Although certain risks may be associated with Eurodollar CDs that are not associated with CDs issued in the U.S. by domestic banks, the credit risks of these obligations are similar because U.S. banks generally are liable for the obligations of their branches. CDs issued through U.S. branches of foreign banks are known as Yankee CDs. These branches are subject to federal or state banking regulations. The secondary markets for Eurodollar and Yankee CDs may be less liquid than the market for CDs issued by domestic branches of U.S. banks. The Cash Management Portfolio may also invest in obligations issued by commercial banks with total assets of less than $1 billion if the principal amount of these obligations owned by the Cash Management Portfolio is fully insured by the Federal Deposit Insurance Corporation ("FDIC").



      Savings Association Obligations are CDs issued by mutual savings banks or savings and loan associations with assets in excess of $1 billion and whose deposits are insured by the FDIC. The Cash Management Portfolio may also invest in obligations issued by mutual savings banks or savings and loan associations with total assets of less than $1 billion if the principal amount of these obligations owned by the Cash Management Portfolio is fully insured by the FDIC.



      Commercial Paper are short-term notes (up to 12 months) issued by corporations or governmental bodies, including variable amount master demand notes. The Cash Management Portfolio may purchase commercial paper only if judged by the Adviser to be of suitable investment quality. This includes commercial paper that is (a) rated in one of the two highest categories by any two or more nationally recognized statistical rating organizations ("NRSRO") or one NRSRO if only one NRSRO has rated the security, or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Cash Management Portfolio. (No more than 5% of the Cash Management Portfolio's assets may be invested in commercial paper in the second highest rating category; no more than the greater of 1% of the Cash Management Portfolio's assets or $1 million may be invested in such securities of any one issuer.) See "Appendix - Corporate Bond and Commercial Paper Ratings" for a description of the ratings. The Cash Management Portfolio will not purchase commercial paper described in (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase.



      Extendable Commercial Notes ("ECNs") are very similar to commercial paper except that with ECNs the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. The issuer of an ECN has the option to extend maturity to 390 days. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECNs' credit rating at the time. The Cash Management Portfolio may purchase ECNs only if judged by its Subadviser to be of suitable investment quality. This includes ECNs that are (a) rated in the two highest categories by Standard & Poor's Rating Service, a division of the McGraw-Hill Companies, Inc. ("Standard & Poor's" or "S&P") and by Moody's Investor Service, Inc. ("Moody's"), or (b) other ECNs deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Cash Management Portfolio. (No more than 5% of the Cash Management Portfolio's assets may be invested in ECNs in the second highest rating category; no more than the greater of 1% of the Cash Management Portfolio's assets or $1 million may be invested in such securities of any one issuer.) See "Appendix -

Corporate Bond and Commercial Paper Ratings" for a description of the ratings. The Cash Management Portfolio will not purchase ECNs described in (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase.



      Variable Amount Master Demand Notes permit a Portfolio to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participation. The Cash Management Portfolio's investments in these instruments are limited to those that have a demand feature enabling the Cash Management Portfolio unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. Generally, the Cash Management Portfolio attempts to invest in instruments having a one-day notice provision. In connection with master demand note arrangements, the Adviser/Subadviser, subject to the direction of the Trustees, monitors on an ongoing basis the earning power, cash flow and other liquidity ratios of the borrower, and its ability to pay principal and interest on demand. The Adviser/Subadviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's and a Portfolio may invest in them only if it is determined that at the time of investment the notes are of comparable quality to the other commercial paper in which a Portfolio may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Adviser/Subadviser has reason to believe that the borrower could not make timely repayment upon demand.



      Corporate Bonds and Notes. A Portfolio may purchase corporate obligations that mature or that may be redeemed in 397 days or less. These obligations originally may have been issued with maturities in excess of such period. The Cash Management Portfolio may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top two rating categories by Standard & Poor's and Moody's. See "Appendix - Corporate Bond and Commercial Paper Ratings" for description of investment-grade ratings by Standard & Poor's and Moody's.


      U.S. Government Securities are debt securities maturing within one year of the date of purchase include adjustable-rate mortgage securities backed by Government National Mortgage Association ("GNMA), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), and other non-agency issuers. Although certain floating or variable rate obligations (securities whose coupon rate changes at lease annually and generally more frequently) have maturities in excess of one year, they are also considered short-term debt securities.


      Repurchase Agreements. A Portfolio will enter into repurchase agreements involving only securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Adviser/Subadviser, subject to the guidance of the Board of Trustees. In such agreements, the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time a Portfolio's money is invested in the security. Whenever a Portfolio enters into a repurchase agreement, it obtains appropriate collateral. The instruments held as collateral are valued daily and if the value of the instruments declines, the Portfolio will require additional collateral. If the seller under the repurchase agreement defaults, the Portfolio may incur a loss if the value of the collateral securing the repurchase agreement has declined, and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited. The Trustees have established guidelines to be used by the Adviser/Subadviser in connection with transactions in repurchase agreements and will regularly monitor each Portfolio's use of repurchase agreements. A Portfolio will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 15% (10% with respect to the Cash Management Portfolio) of the value of its total assets. However, repurchase agreements having a maturity of seven days or less for temporary defensive purposes are not subject to the limits on illiquid securities.



      Money Market Funds. The Cash Management Portfolio is permitted to invest in other registered Money Market Funds for temporary purposes and to the extent permitted under the 1940 Act, provided that the yield on such investment, net of fund fees and expenses, is greater than the yield available on other overnight investments.

      MORTGAGE-BACKED SECURITIES include investments in mortgage-related securities, including certain U.S. government securities such as GNMA, FNMA or FHLMC certificates (as defined below), and private mortgage-related securities, which represent an undivided ownership interest in a pool of mortgages. The mortgages backing these securities include conventional thirty-year fixed-rate mortgages, fifteen-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The U.S. government or the issuing agency guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments, including prepayments, on the mortgages underlying the certificate, net of certain fees.

      The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. Thus, the actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Portfolio to differ from the yield calculated on the basis of the expected average life of the pool.

      Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as does the value of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise on a comparable basis with other debt securities because of the prepayment feature of pass-through securities. The reinvestment of scheduled principal payments and unscheduled prepayments that the Portfolio receives may occur at higher or lower rates than the original investment, thus affecting the yield of the Portfolio. Monthly interest payments received by the Portfolio have a compounding effect, which may increase the yield to shareholders more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. A Portfolio may purchase mortgage-backed securities at a premium or at a discount.

      The following is a description of GNMA, FNMA and FHLMC certificates, the most widely available mortgage-backed securities:

      GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that a Portfolio may purchase are the modified pass-through type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.


      GNMA guarantees the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmer's Home Association ("FMHA"), or guaranteed by the Veterans Administration. The GNMA guarantee is authorized by the National Housing Act and is backed by the full faith and credit of the United States. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.


      The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosure will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Portfolio has purchased the certificates at a premium in the secondary market.

      FHLMC Certificates. The FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs") (collectively, "FHLMC Certificates"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest (and, under certain circumstances, principal) of PCs and the ultimate payment of principal.

      GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. government.

      FNMA Certificates. The FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. government.

      Other types of mortgage-backed securities include:

      Conventional Mortgage Pass-Through Securities represent participation interests in pools of mortgage loans that are issued by trusts formed by originators of the institutional investors in mortgage loans (or represent custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loans associations, credit unions, savings banks, insurance companies, investment banks or special purpose subsidiaries of the foregoing. For federal income tax purposes, such trusts are generally treated as grantor trusts or Real Estate Mortgage Investment Conduits ("REMICs") and, in either case, are generally not subject to any significant amount of federal income tax at the entity level.

      The mortgage pools underlying Conventional Mortgage Pass-Through Securities consist of conventional mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on residential or mixed residential and commercial properties. Conventional Mortgage Pass-Through Securities (whether fixed or adjustable rate) provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amount paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. A trust fund with respect to which a REMIC election has been made may include regular interests in other REMICs, which in turn will ultimately evidence interests in mortgage loans.

      Conventional mortgage pools generally offer a higher rate of interest than government and government-related pools because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loans, title, pool and hazard insurance and letters of credit. The insurance and guarantees may be issued by private insurers and mortgage poolers. Although the market for such securities is becoming increasingly liquid, mortgage-related securities issued by private organizations may not be readily marketable.

      Collateralized Mortgage Obligations ("CMOs") are fully collateralized bonds that are the general obligations of the issuer thereof (e.g., the U.S. government, a U.S. government instrumentality, or a private issuer). Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs.

      Principal and interest on the underlying mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

      Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those that are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

      A wide variety of CMOs may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which accrue interest at a specified rate only until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay CMOs which generally require that specified amounts of principal be applied on each payment date to one or more classes of CMOs (the "PAC Certificates"), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created to absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

      Stripped Mortgage-Backed Securities ("SMBS") are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield. While interest-only and principal-only securities are generally regarded as being illiquid, such securities may be deemed to be liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Portfolio's net asset value per share. Only government interest-only and principal-only securities backed by fixed-rate mortgages and determined to be liquid under guidelines and standards established by the Trustees may be considered liquid securities not subject to a Portfolio's limitation on investments in illiquid securities.

      ASSET-BACKED SECURITIES, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

      Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support that fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

      CUSTODIAL RECEIPTS AND TRUST CERTIFICATES. The Goldman Sachs Research Portfolio may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which the Portfolio may invest. The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, the Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.

      Although under the terms of a custodial receipt the Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

      Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also because these instruments may be leveraged, their market values may be more volatile than other types of fixed income instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer's credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on the tax treatment of the interest received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

      MUNICIPAL BONDS. Fixed income securities include, among other things, municipal bonds which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds include debt securities which pay interest income that is subject to the alternative minimum tax. A Portfolio may invest in Municipal Bonds whose issuers pay interest on the Bonds from revenues from projects such as multifamily housing, nursing homes, electric utility systems, hospitals or life care facilities.

      U.S. TREASURY INFLATION PROTECTION SECURITIES are issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U"). The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance. The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date. Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal component would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

      The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October.) The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month. Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury's payment obligations on the inflation-protection security that need that month's CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in this regard are final.

      Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) and TREASURY DIRECT. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.


      LOAN PARTICIPATIONS AND ASSIGNMENTS include investments in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions ("Lenders"). Investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of Participations, the Portfolios will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Portfolios may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolios will acquire Participations only if the Lender interpositioned between the Portfolios and the borrower are determined by the Adviser/Subadviser to be creditworthy. When the Portfolios purchase Assignments from Lenders they will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Portfolios as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Portfolios anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolios' liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolios to assign a value to these securities for purposes of valuing the Portfolios and calculating its net asset value.

      The MFS Total Return Portfolio may also purchase or trade other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loan participations acquired by the Portfolio may involve revolving credit facilities or other standby financing commitments that obligate the Portfolio to pay additional cash on a certain date or on demand.

      The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loan participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and there may be no liquid market for such securities, as described above.

      SHORT SALES are effected by selling a security that a Portfolio does not own. Certain Portfolios may engage in short sales "against the box." A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A short sale against the box of an "appreciated financial position" (e.g., appreciated stock) generally is treated as a sale by the Portfolio for federal income tax purposes. A Portfolio generally will recognize any gain (but not loss) for federal income tax purposes at the time that it makes a short sale against the box. A Portfolio may not enter into a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales. The High-Yield Bond Portfolio may also engage in "naked" short sales. In a naked short transaction, a Portfolio sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Portfolio must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. When a Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. To deliver the securities to the buyer, a Portfolio will need to arrange through a broker to borrow the securities and, in so doing, a Portfolio will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. Until a Portfolio replaces a borrowed security, the Portfolio will segregate and maintain daily, cash or other liquid securities, at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.


      CBOs are structured products backed by a diversified pool of high yield public or private fixed income securities. The pool of high yield securities is typically separated into tranches representing different degrees of credit quality. The top tranche of CBOs, which represents the highest credit quality in the pool, has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risk. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tiers have been paid) rather than a fixed interest rate. Interest payments to lower CBO tranches can also be deferred in situations where the CBO pool is in default. The return on the bottom tranche of CBOs is especially sensitive to the rate of defaults in the collateral pool. CBOs may be deemed to be "illiquid" and subject to a Portfolio's overall limitations on investments in illiquid securities. The High-Yield Bond Portfolio may invest in CBOs.


      INVERSE FLOATERS are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's 15% limitation on investments in such securities.

      EXCHANGE TRADED FUNDS (ETFs) are a type of investment company bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risk of owning the underlying securities they are designed to track. Although, lack of liquidity in an ETF results in its being more volatile and ETFs have management fees which increase their cost. See "Other Investment Companies."


      ILLIQUID SECURITIES. Each of the Portfolios may invest no more than 15% (10% in the case of the Cash Management Portfolio) of its net assets, determined as of the date of purchase, in illiquid securities including repurchase agreements that have a maturity of longer than seven days or in other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There generally will be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, the Portfolios will seek to obtain the right of registration at the expense of the issuer (except in the case of "Rule 144A securities," as described below).


      In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

      Restricted securities eligible for resale pursuant to Rule 144A, under the Securities Act for which there is a readily available market will not be deemed to be illiquid. The Adviser or Subadviser, as the case may be, will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees of the Trust. In reaching liquidity decisions, the Adviser, or Subadviser, as the case may be, will consider, inter alia, pursuant to guidelines and procedures established by the Trustees, the following factors:
(1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


      Commercial paper issues in which a Portfolio may invest include securities issue by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. The Cash Management Portfolio's 10% limitation on investments in illiquid securities includes Section 4(2) paper that its Subadviser has not determined to be liquid pursuant to guidelines established by the Trustees. The Board of Trustees delegated to the Adviser (and the Adviser, in turn, delegated to its Subadviser) the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Trustees that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.


      CURRENCY VOLATILITY. The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

      DERIVATIVES. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in a Portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

      The Corporate Bond Portfolio's exposure to derivatives, including hybrid instruments (as described herein), will be limited to no more than 10% of the Portfolio's net assets.

      REITS pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of credit extended. Equity and Mortgage REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from registration under the Investment Company Act of 1940, as amended (the "1940 Act"). Changes in interest rates may also affect the value of the debt securities in the Portfolio's portfolio. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expense of the Portfolio, but also, indirectly, similar expenses of the REITs, including compensation of management.

      FLOATING RATE OBLIGATIONS. These securities have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The Adviser considers floating rate obligations to be liquid investments because a number of U.S. and foreign securities dealers make active markets in these securities.

      WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. When-issued or delayed-delivery transactions call for the purchase or sale of securities at an agreed-upon price on a specified future date. Although a Portfolio will enter into such transactions for the purpose of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Portfolio may dispose of a commitment prior to settlement. When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. During the period between commitment by a Portfolio and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation, and the value at delivery may be less than the purchase price. A Portfolio will segregate (by instructing its Custodian to designate) cash or other liquid securities at least equal to the value of purchase commitments until payment is made. A Portfolio will likewise segregate liquid assets in respect of securities sold on a delayed-delivery basis.

      A Portfolio will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When a Portfolio engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure to do so may result in a Portfolio losing the opportunity to obtain a price and yield considered to be advantageous. If a Portfolio chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a firm commitment, it may incur a gain or loss. (At the time a Portfolio makes a commitment to purchase or sell a security on a when-issued or firm commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received in determining its net asset value.)

      To the extent a Portfolio engages in when-issued and delayed-delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objectives and policies and not for the purposes of investment leverage. A Portfolio enters into such transactions only with the intention of actually receiving or delivering the securities, although (as noted above) when-issued securities and firm commitments may be sold prior to the settlement date. In addition, changes in interest rates in a direction other than that expected by the Adviser/Subadviser before settlement of a purchase will affect the value of such securities and may cause a loss to a Portfolio.

      When-issued transactions and firm commitments may be used to offset anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Portfolio might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. An example of a when-issued or delayed-delivery security is a "to be announced" or "TBA" mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security is purchased or sold with the specific pools to be announced on a future settlement date, with no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement date.

      HYBRID INSTRUMENTS, including indexed, structured securities and ETFs, combine the elements of derivatives, including futures contracts or options with those of debt, preferred equity or a depository instrument. Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

      Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transactions costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid.

      The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument, which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

      Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

      Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

      Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption (or sale) value of such an investment could be zero. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor the Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodity Futures Trading Commission (the "CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission (the "SEC"), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

      The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio. Accordingly, a Portfolio that so invests will limit its investments in Hybrid Instruments to 10% of its total assets.

      Hybrid Instruments include structured investments which are organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in Structured Securities are generally of a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

      A credit linked note ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note Issuer") that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the "Reference Bond"). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an "Event of Default") with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a "Restructuring Event") or
(ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical deliver of the Reference Bond in the event of an Event of Default or a Restructuring Event.

      OTHER INVESTMENT COMPANIES. Certain Portfolios may invest in securities of other investment companies (including exchange-traded funds, such as SPDRs and iShares(SM), as defined below) subject to statutory limitations prescribed by the 1940 Act. These limitations include a prohibition on any Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Portfolio's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Exchange-traded funds such as SPDRs and iShares(SM) are shares of unaffiliated investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ(R) National Market System.

      iShares(SM) are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the MSCI indices or various countries and regions. iShares(SM) are listed on the AMEX and were initially offered to the public in 1996. The market prices of iShares(SM) are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares(SM) on the AMEX. To date, iShares(SM) have traded at relatively modest discounts and premiums to their net asset values. However, iShares(SM) have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares(SM) for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares(SM) will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares(SM) should occur in the future, the liquidity and value of a Portfolio's shares could also be substantially and adversely affected. If such disruptions were to occur, a Portfolio could be required to reconsider the use of iShares(SM) as part of its investment strategy.

      SPDRs. Standard & Poor's Depositary Receipts ("SPDRs") are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust established to accumulate and hold a portfolio of common stocks intended to track the price performance and dividend yield of the S&P 500. SPDRs may be used for several reasons, including but not limited to facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk, as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

      INTEREST-RATE SWAPS, MORTGAGE SWAPS, CREDIT SWAPS, CURRENCY SWAPS, OPTIONS ON SWAPS AND INTEREST-RATE CAPS, FLOORS AND COLLARS. Entering into interest-rate swaps or mortgage swaps or purchasing interest-rate caps, floors or collars is often done to protect against interest rate fluctuations and hedge against fluctuations in the fixed income market. A Portfolio will generally enter into these hedging transactions primarily to preserve a return or spread on a particular investment or portion of the portfolio and to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest-rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed-rate payments. Since interest-rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective portfolio investments and their interest-rate positions. Portfolios will enter into interest-rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments. Interest-rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest-rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest-rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest-rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

      Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive

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

interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

      Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Currency swaps involve the exchange of the parties' respective rights to make or receive payments in specified currencies. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms. Currently, the Global Bond Portfolio may invest up to 5% of its net assets in credit swaps, currency swaps and option on swaps.

      The purchase of an interest-rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest-rate cap. The purchase of an interest-rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest-rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Since interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated, each Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its swap, cap, floor and collar positions.

      Portfolios will not enter into any mortgage swap, interest-rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated either AA or A-1 or better by Standard & Poor's or Aa or P-1 or better by Moody's, or is determined to be of equivalent quality by the applicable Subadviser.

      TOTAL RETURN SWAPS are contracts under which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

      EQUITY SWAPS are typically entered into for the purpose of investing in a market without owning or taking physical custody of securities in various circumstances where direct investment in the securities is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

      A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to an equity swap defaults, the Portfolio's risk of loss consists of the net amount of payment that the Portfolio is contractually entitled to receive, if any. The Portfolio will segregate cash or other liquid securities in an amount having an aggregate net asset value at least equal to the accrued excess of the Portfolio's obligations over its entitlements with respect to each equity swap. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Portfolio's potential exposure, as permitted by applicable law, the Portfolio believes that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions.

      The Goldman Sachs Research Portfolio may invest up to 15% of its net assets (together with other illiquid securities) for all structured securities not deemed to be liquid and swap transactions.

      INTERFUND BORROWING AND LENDING PROGRAM. The Trust has received exemptive relief from the SEC which permits a Portfolio to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of participating Portfolios, including the requirement that no Portfolio may borrow from the program unless it receives a more favorable interest rate than would be available to any of the participating Portfolios from a typical bank for comparable transaction. In addition, a Portfolio may participate in the program only if and to the extent that such participation is consistent with the Portfolio's investment objectives and policies (for instance, money market funds would normally participate only as lenders). Interfund loans and borrowings may extend overnight but could have a maximum duration of seven days. Loans may be called on one business day's notice. A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Board of the participating Portfolios. To the extent a Portfolio is actually engaged in borrowing through the interfund lending program, the Portfolio will comply with its investment policy on borrowing.


      SECURITIES LENDING. Consistent with applicable regulatory requirements, each Portfolio except the Cash Management Portfolio may lend portfolio securities in amounts up to 33 1/3% of total assets to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Portfolio and are at all times secured by cash or equivalent collateral. In lending its portfolio securities, a Portfolio receives income while retaining the securities' potential for capital appreciation. The advantage of such loans is that a Portfolio continues to receive the interest and dividends on the loaned securities while at the same time earning interest on the collateral, which will be invested in high-quality short-term debt securities, including repurchase agreements. A loan may be terminated by the borrower on one business day's notice or by a Portfolio at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only to firms deemed by the Adviser/Subadviser to be creditworthy. On termination of the loan, the borrower is required to return the securities to a Portfolio; and any gain or loss in the market price of the loaned security during the loan would inure to the Portfolio. Each such Portfolio will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.


      Since voting or consent rights accompanying loaned securities pass to the borrower, each such Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Portfolio's investment in the securities that are the subject of the loan.


      BORROWING. All of the Portfolios (except the Cash Management Portfolio) are authorized to borrow money to the extent permitted by applicable law. The 1940 Act permits each Portfolio to borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. In seeking to enhance performance, a Portfolio may borrow for investment purposes and may pledge assets to secure such borrowings. The Cash Management Portfolio may not borrow money except for temporary emergency purposes, and then in an amount not in excess of 5% of the value of the Portfolio's total assets. In the event that asset coverage for a Portfolio's borrowings falls below 300%, the Portfolio will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage.


      To the extent a Portfolio borrows for investment purposes, borrowing creates leverage which is a speculative characteristic. Although a Portfolio is authorized to borrow, it will do so only when the Adviser/Subadviser believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed monies. Borrowing by a Portfolio will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leveraging results from borrowing and will magnify declines as well as increases in a Portfolio's net asset value per share and net yield. The Portfolios expect that all of their borrowing will be made on a secured basis. The Portfolios will segregate cash or other liquid assets securing the borrowing for the benefit of the lenders. If assets used to secure a borrowing decrease in value, a Portfolio may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.

      REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements may be entered into with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser/Subadviser to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will segregate cash or other liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's repurchase obligation, and the Portfolio's use of proceeds of the agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings. See "Investment Restrictions."

      ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities ("roll securities") with the commitment to purchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio foregoes principal and interest paid on the roll securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. A Portfolio will enter only into covered rolls. Because roll transactions involve both the sale and purchase of a security, they may cause the reported portfolio turnover rate to be higher than that reflecting typical portfolio management activities.

      Roll transactions involve certain risks, including the following: if the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument that the Portfolio is required to repurchase may be worth less than an instrument that the Portfolio originally held. Successful use of roll transactions will depend upon the Adviser/Subadviser's ability to predict correctly interest rates and in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.

      SECTOR RISK. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As a Portfolio allocates more of its portfolio holdings to a particular sector, the Portfolio's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

      STANDBY COMMITMENTS. Standby commitments are put options that entitle holders to same day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default. Ordinarily, the Portfolio may not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A Portfolio may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. The Adviser/Subadviser may rely upon its evaluation of a bank's credit in determining whether to support an instrument supported by a letter of credit. Standby

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

commitments are subject to certain risks, including: the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Portfolios; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

      VALUE INVESTING. When a Portfolio buys securities of companies emerging from bankruptcy, it may encounter risks that do not exist with other investments. Companies emerging from bankruptcy may have some difficulty retaining customers and suppliers who prefer transacting with solvent organizations. If new management is installed in a company emerging from bankruptcy, the management may be considered untested; if the existing management is retained, the management may be considered incompetent. Further, even when a company has emerged from bankruptcy with a lower level of debt, it may still retain a relatively weak balance sheet. During economic downturns these companies may not have sufficient cash flow to pay their debt obligations and may also have difficulty finding additional financing. In addition, reduced liquidity in the secondary market may make it difficult for a Portfolio to sell the securities or to value them based on actual trades.

      Each Portfolio's emphasis on securities believed to be under-valued by the market uses a technique followed by certain very wealthy investors highlighted by the media and a number of private partnerships with very high minimum investments. It requires not only the resources to under-take exhaustive research of little followed, out-of-favor securities, but also the patience and discipline to hold these investments until their intrinsic values are ultimately recognized by others in the marketplace. There can be no assurance that this technique will be successful for the Portfolio or that the Portfolio will achieve its investment goal.

      WARRANTS give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration. Such investments can generally provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock. The prices of warrants do not necessarily move with the prices of the underlying securities. If the holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer. Although the Portfolios may not invest directly in warrants, such Portfolios may invest in securities that are acquired as part of a unit consisting of a combination of fixed income and equity securities or securities to which warrants are attached.


      NON-DIVERSIFIED STATUS. The Global Bond, Worldwide High Income, "Dogs" of Wall Street and Marsico Growth Portfolios have registered as "non-diversified" investment companies. As a result, under the 1940 Act, the Portfolios are limited only by their own investment restrictions as to the percentage of their assets that may be invested in the securities of any one issuer. However, in spite of the flexibility under the 1940 Act, the Portfolios would still have to meet quarterly diversification requirements under the Code in order to qualify as regulated investment companies. As a result of the Code's diversification requirements, the Portfolios may not have the latitude to take full advantage of the relative absence of 1940 Act diversification requirements.


      ADRS, GDRS, AND EDRS. Foreign securities include, among other things, American Depositary Receipts ("ADRs") and other depositary receipts, including Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and others (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent that such Depositary Receipts become available. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs include American Depositary Shares and New York Shares and may be "sponsored" or "unsponsored". Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing the unsponsored Depositary Receipt. The depositary of unsponsored Depositary Receipts is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored Depositary Receipt voting rights with respect to the deposited securities or pool of securities. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. A Portfolio may invest in sponsored and unsponsored Depositary Receipts. For purposes of a Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

      BRADY BONDS. Foreign securities include, among other things, Brady Bonds which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

      OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within in a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Options and Futures (defined below) are generally used for either hedging or income enhancement purposes.

      Options can be either purchased or written (i.e., sold). A call option written by a Portfolio obligates a Portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. After any such sales up to 25% of a Portfolio's total assets may be subject to calls. All call options written by a Portfolio must be "covered," which means that a Portfolio will own the securities subject to the option as long as the option is outstanding. The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, a Portfolio may forego the opportunity to profit from an increase in the market price of the underlying security.

      A put option written by a Portfolio obligates a Portfolio to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Portfolio must be "covered," which means that the Portfolio will segregate cash, liquid assets or other suitable cover as permitted by the SEC with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a Portfolio. However, in return for the option premium, a Portfolio accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

      The following is more detailed information concerning Options, Futures and Options on Futures:

            Options on Securities. When a Portfolio writes (i.e., sells) a call option ("call") on a security it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. A Portfolio has retained the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.

            To terminate its obligation on a call it has written, a Portfolio may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because a

      Portfolio retains the underlying security and the premium received. If a Portfolio could not effect a closing purchase transaction due to lack of a market, it would hold the callable securities until the call expired or was exercised.

            When a Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and a Portfolio will lose its premium payment and the right to purchase the underlying investment.

            A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to a Portfolio as writing a covered call. The premium a Portfolio receives from writing a put option represents a profit as long as the price of the underlying investment remains above the exercise price. However, a Portfolio has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, a Portfolio (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, a Portfolio must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, a Portfolio may incur a loss equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

            A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit a Portfolio to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Portfolio. A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

            When a Portfolio purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment a Portfolio owns enables the Portfolio to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Portfolio will lose its premium payment and the right to sell the underlying investment pursuant to the put. The put may, however, be sold prior to expiration (whether or not at a profit).

            Buying a put on an investment a Portfolio does not own permits the Portfolio either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the stock market, a Portfolio could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

            When writing put options on securities, to secure its obligation to pay for the underlying security, a Portfolio will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. A Portfolio therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of a Portfolio as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring a Portfolio to take delivery of the underlying security against payment of the exercise price. A Portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of

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      the put, or such earlier time at which a Portfolio effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a Portfolio has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

            The purchase of a spread option gives a Portfolio the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Portfolio does not own, but which is used as a benchmark. The risk to a Portfolio in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Portfolio against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is provided only during the life of the spread option.

            Options on Foreign Currencies. Puts and calls are also written and purchased on foreign currencies. A call written on a foreign currency by a Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A put option is "covered" if the Portfolio segregates cash or other liquid securities with a value at least equal to the exercise price of the put option. A call written by a Portfolio on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, a Portfolio collateralizes the option by segregating cash or other liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

            As with other kinds of option transactions, the writing of an option on currency will constitute only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

            Options on Securities Indices. Puts and calls on broadly based securities indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or Futures. When a Portfolio buys a call on a securities index, it pays a premium. During the call period, upon exercise of a call by a Portfolio, a seller of a corresponding call on the same investment will pay Portfolio an amount of cash to settle the call if the closing level of the securities index upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When a Portfolio buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Portfolio's exercise of its put, to deliver to the Portfolio an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

            Yield Curve Options. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent not anticipated. Yield curve options are traded over-the-counter and because they have been only recently introduced, established trading markets for these securities have not yet developed. Because these securities are traded over-the-counter, the SEC has taken the position that yield curve options are illiquid and, therefore, cannot exceed the SEC illiquidity ceiling. A Portfolio that may enter into yield curve options transactions will cover such transactions as described above.

            Reset Options are options on U.S. Treasury securities which provide for periodic adjustment of the

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      strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as "reset" options or "adjustable strike" options grant the purchaser the right to purchase (in the case of a call) or sell (in the case of a put), a specified type of U.S. Treasury security at any time up to a stated expiration date for, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a "reset" option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a "reset" option, at the time of exercise, may be less advantageous than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium for a reset option written by the Series is pad at termination, the Series assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and
      (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option. Conversely, where the Series purchases a reset option, it could be required to pay a higher premium than would have been the case at the initiation of the option.

            Futures. Interest rate futures contracts, foreign currency futures contracts and stock and bond index futures contracts, including futures on U.S. government securities (together, "Futures") are used primarily for hedging purposes and from time to time for income enhancement. Upon entering into a Futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "futures broker"). Futures are also often used to adjust exposure to various equity or fixed income markets or as a substitute for investments in underlying cash markets. As the Future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the Future, if a Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Portfolio, and any loss or gain is realized for tax purposes. All Futures transactions are effected through a clearinghouse associated with the exchange on which the Futures are traded.

            Interest rate futures contracts are purchased or sold generally for hedging purposes to attempt to protect against the effects of interest rate changes on a Portfolio's current or intended investments in fixed-income securities. For example, if a Portfolio owned long-term bonds and interest rates were expected to increase, that Portfolio might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Portfolio's portfolio. However, since the Futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Portfolio to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Portfolio's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Portfolio from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, a Portfolio could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Portfolio's cash reserves could then be used to buy long-term bonds on the cash market.

            Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Portfolio's current or intended investments from broad fluctuations in stock or bond prices. For example, a Portfolio may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the Futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

            Foreign currency futures contracts are generally entered into for hedging or income enhancement purposes to attempt to protect a Portfolio's current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. For example, a Portfolio may sell futures contracts on a foreign currency when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the Futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Portfolio's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities since a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates. As another example, the Global Bond Portfolio may enter into futures transactions to seek a closer correlation between its overall currency exposures and its performance benchmark.

            Conversely, a Portfolio could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing Futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Portfolio purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Portfolio will sustain losses on its futures position, which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

            Options on Futures include options on interest rate futures contracts, stock and bond index futures contracts and foreign currency futures contracts.

            The writing of a call option on a Futures contract constitutes a partial hedge against declining prices of the securities in the portfolio. If the Futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a Futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures contract. If the Futures price at expiration of the put option is higher than the exercise price, a Portfolio will retain the full amount of the option premium that provides a partial hedge against any increase in the price of securities the Portfolio intends to purchase. If a put or call option a Portfolio has written is exercised, the Portfolio will incur a loss, which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on Futures positions, a Portfolio's losses from exercised options on Futures may to some extent be reduced or increased by changes in the value of portfolio securities.

            A Portfolio may purchase options on Futures for hedging purposes, instead of purchasing or selling the underlying Futures contract. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Portfolio could, in lieu of selling a Futures contract, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Portfolio will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Portfolio could purchase call Options on Futures, rather than purchasing the underlying Futures contract. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Portfolio will suffer a loss equal to the price of the call but the securities the Portfolio intends to purchase may be less expensive.

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS ("Forward Contracts") involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is

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

entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Institutions that deal in forward currency contracts, however, are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. No price is paid or received upon the purchase or sale of a Forward Contract. Portfolios may use Forward Contracts to reduce certain risks of their respective investments and/or to attempt to enhance return.

      Forward Contracts are generally used to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

      Forward Contracts may also be entered into with respect to specific transactions. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in (or affected by fluctuations in, in the case of ADRs) a foreign currency, or when a Portfolio anticipates receipt of dividend payments in a foreign currency, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction. A Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

      Forward Contracts are also used to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when a Portfolio believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a Forward Contract to sell an amount of that foreign currency approximating the value of some or all of the portfolio securities denominated in (or affected by fluctuations in, in the case of ADRs) such foreign currency, or when a Portfolio believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a Forward Contract to buy that foreign currency for a fixed dollar amount. In this situation a Portfolio may, in the alternative, enter into a Forward Contract to sell a different foreign currency for a fixed U.S. dollar amount where the Portfolio believes that the U.S. dollar value of the currency to be sold pursuant to the Forward Contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Portfolio are denominated ("cross-hedged"). A Portfolio may also hedge investments denominated in a foreign currency by entering into forward currency contracts with respect to a foreign currency that is expected to correlate to the currency in which the investments are denominated ("proxy hedging"). In addition, the Global Bond Portfolio may enter into foreign currency transactions to seek a closer correlation between its overall currency exposures and the currency exposures of its performance benchmark.

      The Portfolios will cover outstanding forward currency contracts by maintaining either liquid portfolio securities denominated in the currency underlying the Forward Contract or the currency being hedged, or by owning a corresponding opposite forward position (long or short position, as the case may be) in the same underlying currency with the same maturity date ("Covering/Closing Forwards"). To the extent that a Portfolio is not able to cover its forward currency positions with either underlying portfolio securities or with Covering/Closing Forwards, or to the extent to any portion of a position is either not covered by a corresponding opposite position or is "out of the money" in the case where settlement prices are different on the short and long positions, the Portfolio will segregate cash or other liquid securities having a value equal to the aggregate amount of the Portfolio's commitments under Forward Contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the account will equal the amount of the Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, a Portfolio may purchase a call option permitting the Portfolio to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the Forward Contract price or the Portfolio may purchase a put option permitting the Portfolio to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the Forward Contract price. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

      The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of

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

market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency a Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. The projection of short- term currency market movements is extremely difficult, and the successful execution of a short term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and transactions costs.

      At or before the maturity of a Forward Contract requiring a Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The cost to a Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, a Portfolio must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

      Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Portfolio may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

      A CURRENCY BASKET consists of specified amounts of currencies of certain foreign countries.

      NEWLY DEVELOPED SECURITIES. In addition, each Portfolio may invest in securities and other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with the Portfolio's investment objectives, policies and restrictions and is otherwise legally permissible under federal and state laws. The Prospectuses and SAI, as appropriate, will be amended or supplemented as appropriate to discuss any such new investments.

            SUPPLEMENTAL INFORMATION ABOUT DERIVATIVES AND THEIR USE

      The Trust's custodian, or a securities depository acting for the custodian, will act as the Portfolio's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the securities on which the Portfolio has written options or as to other acceptable escrow securities, so that no margin will be required for such transaction. OCC will release the securities on the expiration of the option or upon a Portfolio's entering into a closing transaction.

      An option position may be closed out only on a market that provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option. A Portfolio's option activities may affect its turnover rate and brokerage commissions. The exercise by a Portfolio of puts on securities will result in the sale of related investments, increasing portfolio turnover. Although such exercise is within a Portfolio's control, holding a put might cause the Portfolio to sell the related investments for reasons that would not exist in the absence of the put. A Portfolio will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those that would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small

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

in relation to the market value of the related investments and, consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying investments.

      In the future, each Portfolio may employ derivatives and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with a Portfolio's investment objectives, legally permissible and adequately disclosed.

      Regulatory Aspects of Derivatives. Each Portfolio that utilizes derivatives must operate within certain restrictions as to its long and short positions in Futures and options thereon under a rule (the "CFTC Rule") adopted by the CFTC under the Commodity Exchange Act (the "CEA"), which excludes the Portfolio from registration with the CFTC as a "commodity pool operator" (as defined in the CEA) if it complies with the CFTC Rule. In particular, the Portfolio may (i) purchase and sell Futures and options thereon for bona fide hedging purposes, as defined under CFTC regulations, without regard to the percentage of the Portfolio's assets committed to margin and option premiums, and (ii) enter into non-hedging transactions, provided that the Portfolio may not enter into such non-hedging transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Portfolio's existing Futures positions and option premiums would exceed 5% of the fair value of its portfolio, after taking into account unrealized profits and unrealized losses on any such transactions. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

      Transactions in options by a Portfolio are subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options a Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the 1940 Act, when a Portfolio purchases a Future, the Portfolio will segregate cash or other liquid securities in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

      Possible Risk Factors in Derivatives. Participation in the options or Futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Portfolio would not be subject absent the use of these strategies. If the Adviser/Subadviser's predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to a Portfolio may leave the Portfolio in a worse position than if such strategies were not used. There is also a risk in using short hedging by selling Futures to attempt to protect against decline in value of the portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Portfolio's securities. The ordinary spreads between prices in the cash and Futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the Futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close Futures contracts through offsetting transactions, which could distort the normal relationship between the cash and Futures markets. Second, the liquidity of the Futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the Futures markets could be reduced, thus producing distortion. Third, from the point-of-view of speculators, the deposit requirements in the Futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the Futures markets may cause temporary price distortions.

      If a Portfolio establishes a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying Futures and/or calls on such Futures or on debt securities, it is possible that the market may decline; if the Adviser/Subadviser then determines not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Portfolio will realize a loss that is not offset by a reduction in the price of the debt securities purchased.

            SUPPLEMENTAL INFORMATION CONCERNING HIGH-YIELD, HIGH-RISK
                          BONDS AND SECURITIES RATINGS

      HIGH-YIELD, HIGH-RISK BONDS may present certain risks, which are discussed below:

      Sensitivity to Interest Rate and Economic Changes - High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio's net asset value.

      Payment Expectations - High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

      Liquidity and Valuation - There may be little trading in the secondary market for particular bonds, which may affect adversely a Portfolio's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investments, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

      The Adviser or Subadviser attempts to reduce these risks through diversification of the applicable Portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments. If a high-yield bond previously acquired by a Portfolio is downgraded, the Adviser or Subadviser, as appropriate, will evaluate the security and determine whether to retain or dispose of it.

      The following are additional restrictions and/or requirements concerning the ratings of securities:


      - The Cash Management Portfolio invests only in securities determined, in accordance with procedures established by the Trust's Board of Trustees, to present minimal credit risks. It is the current policy to invest only in instruments rated in the highest rating category by Moody's and Standard & Poor's (for example, commercial paper rated P-1 and A-1 by Moody's and Standard & Poor's, respectively) or in instruments that are issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities, as to the payment of principal and interest, or in other instruments rated in the highest two categories by either Moody's or Standard & Poor's, provided the issuer has commercial paper rated in the highest rating category by Moody's and Standard & Poor's.


      - The Corporate Bond Portfolio will generally invest in debt securities and preferred stocks rated below investment grade only to the extent that the Subadviser believes that lower credit quality of such securities is offset by more attractive yields, and only up to 35% of net assets. There is no limit with respect to the rating categories for securities in which the Portfolio may invest.


      - A11 securities purchased by the Global Bond Portfolio will be rated, at the time of purchase, at least BBB by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, will be determined by the Subadviser to be of comparable quality. However, at least 50% of the Portfolio's total assets will be invested in securities having a rating from an NRSRO of AAA or Aaa at the time of purchase. Unrated securities will be determined by the Subadvisers to be of comparable quality. The debt securities in which the Portfolio will invest may have fixed, variable or floating interest rates. If a security satisfies the Portfolio's minimum rating requirement at the time of purchase and is subsequently downgraded below such rating, the Portfolio will not be required to dispose of such security. This is so even if the downgrade causes the average credit quality of the Portfolio to be lower than that stated in the Prospectuses.

         Furthermore, during this period, the Subadviser will only buy securities at or above the Portfolio's average rating requirement.

      - The High-Yield Bond Portfolio may invest without limitation in bonds rated as low as Ca by Moody's or C by Standard & Poor's (or unrated but considered by its Subadviser of equivalent quality). In addition, the Portfolio may invest up to 10% of its total assets in bonds rated C by Moody's or D by Standard & Poor's.

      - From time to time, a portion of the Worldwide High Income Portfolio's investments, which may be up to 100% of its investments, may be considered to have credit quality below investment grade as determined by internationally recognized credit rating agency organizations, such as Moody's and Standard & Poor's ("junk bonds").


      - The SunAmerica Balanced Portfolio may invest up to 15% of its total assets (measured at the time of investment) in securities rated below BBB by Standard & Poor's or Baa3 by Moody's.



      - The MFS Total Return Portfolio may invest in fixed income securities rated Baa by Moody's or BBB by Standard & Poor's or Fitch, IBCA Duff & Phelps ("Fitch") and comparable unrated securities. The Portfolio may also invest up to 10% in securities rated Baa or lower by Moody's or BBB or lower by Standard & Poor's or Fitch and comparable unrated securities ("junk bonds").


      - The Equity Income Portfolio may invest up to 20% of its total assets in convertible debt obligations rated as low as CCC by Standard & Poor's or Caa by Moody's or that have been assigned an equivalent rating by another nationally recognized statistical rating organization.

      - The Federated American Leaders and Telecom Utility Portfolios may invest in convertible securities without regard to their rating. The non-convertible fixed income securities in which the Federated American Leaders and Telecom Utility Portfolios may invest must be rated, at the time of purchase, BBB or better by Standard & Poor's, Baa by Moody's or BBB by Fitch. If a security loses its rating or has its rating reduced after the Portfolio has purchased it, the Portfolio is not required to sell the security, but will consider doing so.

      - The Alliance Growth and Putnam Growth: Voyager Portfolios may invest up to 10% in convertible securities rated below BBB by Standard & Poor's or Baa by Moody's or be determined by the Subadviser to be of comparable quality (i.e., junk bonds).

      - The Goldman Sachs Research Portfolio may invest up to 10% of its net assets (including borrowings for investment purposes) in non-investment grade fixed income securities rated BB or lower by Standard & Poor's, Ba or lower by Moody's or have a comparable rating by another NRSRO at the time of investment.

      - The Real Estate Portfolio may not invest more than 5% of its total assets in junk bonds.

      - The Small Company Value Portfolio may invest up to 5% of its net assets in less than investment grade debt obligations.

      - The Small & Mid Cap Value Portfolio may invest up to 5% of its net assets in less than investment grade debt obligations.

      - The Foreign Value Portfolio may invest up to 5% of its net assets in less than investment grade debt obligations.

      - The MFS Mid-Cap Growth Portfolio may invest up to 10% of its net assets in non-convertible fixed income securities rated Baa or lower by Moody's or BBB or lower by Standard & Poor's or Fitch and comparable unrated securities.

      - The International Growth and Income Portfolio may invest up to 20% of its total assets in bonds rated as low as C by Moody's or Standard & Poor's.

      - The Emerging Markets Portfolio may invest in both higher-rated and lower-rated fixed income securities and is not subject to any restrictions based on credit rating.

      - The Equity Index, Growth-Income, Davis Venture Value, "Dogs" of Wall Street, MFS Massachusetts Investors Trust, Aggressive Growth, International Diversified Equities, Technology and Global Equities Portfolios may not invest in junk bonds.

Ratings may include additional modifiers, such as plus (+) or minus (-), or numeric modifiers, as applicable, to the nationally recognized rating organization.

      U.S. CORPORATE HIGH-YIELD FIXED INCOME SECURITIES offer a yield above that generally available on U.S. corporate debt securities in the four highest rating categories of the recognized rating services, including debt obligations (e.g., bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts, commercial paper and obligations issued or guaranteed by the U.S. government or any of its political subdivisions, agencies or instrumentalities) and preferred stock. These fixed income securities may have equity features, such as conversion rights or warrants, and Portfolios may invest up to 10% of their total assets in equity features, such as conversion rights or warrants, subject to the following:


      - The High-Yield Bond and Worldwide High Income Portfolios may invest up to 10% of their total assets in equity securities other than preferred stock (e.g., common stock, warrants and rights and limited partnership interests).



      - The Corporate Bond Portfolio may hold up to 5% of its total assets in equity securities received in connection with fixed income securities owned by the Portfolio.


      - The Cash Management, Global Bond, Equity Income, Equity Index, Davis Venture Value, "Dogs" of Wall Street, Global Equity and Emerging Markets Portfolios may not invest in warrants.

      - The Cash Management, Global Bond, Equity Income, Equity Index, Growth-Income, Davis Venture Value, "Dogs" of Wall Street and Alliance Growth Portfolios may not invest in rights.

      Portfolios may not invest more than 5% of their total assets at the time of acquisition in either of (1) equipment lease certificates, equipment trust certificates, equipment trust certificates and conditional sales contracts or
(2) limited partnership interests.

              SUPPLEMENTAL INFORMATION CONCERNING UTILITY COMPANIES

      CERTAIN RISK FACTORS AFFECTING UTILITY COMPANIES. The Telecom Utility and Real Estate Portfolios may invest in equity and debt securities of utility companies. There are certain risks and considerations affecting utility companies, and the holders of utility company securities, that an investor should take into account when investing in those securities. Factors that may adversely affect utility companies include: difficulty in financing large construction programs during inflationary periods; technological innovations that may cause existing plants, equipment, or products to become less competitive or obsolete; the impact of natural or man-made disaster (especially on regional utilities); increased costs or reductions in production due to the unavailability of appropriate types of fuels; seasonally or occasionally reduced availability or higher cost of natural gas; and reduced demand due to energy conservation among consumers. These revenues of domestic and foreign utility companies generally reflect the economic growth and developments in the geographic areas in which they do business. Furthermore, utility securities tend to be interest rate sensitive.

      In addition, most utility companies in the United States and in foreign countries are subject to government regulation. Generally, the purpose of such regulation is to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. Utility regulators permit utilities to diversify outside of their original geographic regions and their traditional lines of business. While the Subadviser of the relevant Portfolio believes that these opportunities will permit certain utility companies to earn more than their traditional regulated rates of return, other companies may be forced to defend their core business and may be less profitable. Of course, there can be no assurance that the regulatory policies described in this paragraph will continue in the future.

      In addition to the effects of regulation described in the previous paragraph, utility companies may also be adversely affected by the following regulatory considerations: (i) the development and implementation of a national energy policy; (ii) the differences between regulatory policies of different jurisdictions (or different regulators that have concurrent jurisdiction); (iii) shifts in regulatory policies; (iv) adequacy of rate increases; (v) future regulatory legislation; and (vi) the potential effects of a deregulated environment.

      Foreign utility companies may encounter different risks and opportunities than those located in the United States. Foreign utility companies may be more heavily regulated than their United States counterparts. Many foreign utility companies currently use fuels that cause more pollution than fuels used by United States utilities. In the future, it may be necessary for such foreign utility companies to invest heavily in pollution control equipment or otherwise meet pollution restrictions. Rapid growth in certain foreign economies may encourage the growth of utility industries in those countries.

      In addition to the foregoing considerations, which affect most utility companies, there are specific considerations that affect specific utility industries:

      Electric. The electric utility industry is composed of companies engaged in the generation, transmission, and sale of electric energy. Electric utility companies may be affected either favorably or unfavorably, depending upon the circumstances, by the following: fuel costs; financing costs; size of the region in which sales are made; operating costs; environmental and safety regulations; changes in the regulatory environment; and the length of time needed to complete major construction projects.

      In the United States, the construction and operation of nuclear power facilities is subject to a high degree of regulatory oversight by the Nuclear Regulatory Commission and state agencies with concurrent jurisdiction. In addition, the design, construction, licensing, and operation of nuclear power facilities are often subject to lengthy delays and unanticipated costs due to changes in regulatory policy, regional political actions, and lawsuits. Furthermore, during rate authorizations, utility regulators may disallow the inclusion in electric rates of the higher operating costs and expenditures resulting from these delays and unanticipated costs, including the costs of a nuclear facility that a utility company may never be able to use.

      Telecommunications. The telephone industry is large and highly concentrated. The greatest portion of this segment is comprised of companies that distribute telephone services and provide access to the telephone networks. While many telephone companies have diversified into other businesses in recent years, the profitability of telephone utility companies could be adversely affected by increasing competition, technological innovations, and other structural changes in the industry.

      Cable television companies are typically local monopolies, subject to scrutiny by both utility regulators and municipal governments. Emerging technologies and legislation encouraging local competition are combining to threaten these monopolies and may slow future growth rates of these companies. The radio telecommunications segment of this industry, including cellular telephone, is in its early developmental phase and is characterized by emerging, rapidly growing companies.

      Gas. Gas transmission and distribution companies are undergoing significant changes. In the United States, the Federal Energy Regulatory Commission is reducing its regulation of interstate transmission of gas. While gas utility companies have in the recent past been adversely affected by disruptions in the oil industry, increased concentration, and increased competition, the Subadviser believes that environmental considerations should benefit the gas industry in the future.

      Water. Water utility companies purify, distribute, and sell water. This industry is highly fragmented because most of the water supplies are owned by local authorities. Water utility companies are generally mature and are experiencing little or no per capita volume growth. The Subadviser believes that favorable investment opportunities may result if anticipated consolidation and foreign participation in this industry occurs.

                             INVESTMENT RESTRICTIONS

      The Trust has adopted the following investment restrictions for each Portfolio that cannot be changed without approval by a majority of its outstanding voting securities. Such majority is defined as the vote of the lesser of (i) 67% or more of the outstanding shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio. A change in policy affecting only one Portfolio may be effected with approval of a majority of the outstanding shares of such Portfolio. All percentage limitation expressed in the following investment restrictions are measured immediately after the relevant transaction is made.


INVESTMENT RESTRICTIONS OF THE CASH MANAGEMENT PORTFOLIO


      The Cash Management Portfolio has adopted the following restrictions that are fundamental policies. These fundamental policies cannot be changed without approval by a majority of its outstanding voting securities. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. The Cash Management Portfolio may not:

      1. Invest more than 5% of the value of its total assets in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Portfolio's total assets, and, provided further, that the limitation shall not apply to obligations of the government of the U.S. or of any corporation organized as an instrumentality of the U.S. under a general act of Congress.

      2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

      3. Invest more than 25% of the Portfolio's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

      4. Make loans to others except: (a) for the purchase of the debt securities listed above under its Investment Policies; or (b) as otherwise permitted by exemptive order of the SEC.

      5. Borrow money, except for temporary purposes, and then in an amount not in excess of 5% of the value of the Portfolio's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the Portfolio will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage.

      6. Sell securities short except to the extent that the Portfolio contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

      7. Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

      In addition to the foregoing, the Cash Management Portfolio has adopted the following non-fundamental policies (which may be changed by the Trustees without shareholder approval). Under these restrictions, the Cash Management Portfolio may not:

      a. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the Portfolio's total assets would be so invested.

      b. Pledge or hypothecate its assets.

      c. Invest in puts, calls, straddles, spreads or any combination thereof, except as permitted by the Prospectuses and Statement of Additional Information, as amended from time to time.

      d. Invest in securities of other investment companies except to the extent permitted by applicable law and the Prospectuses and Statement of Additional Information, as amended from time to time.

      e. Invest more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. government); provided however, that the Cash Management Portfolio may invest, as to 25% of its assets, more than 5% of its assets in certain high quality securities (in accordance with Rule 2a-7 under the 1940 Act) of a single issuer for a period of up to three business days. Notwithstanding fundamental investment restriction Number 1 above, in order to comply with Rule 2a-7 under the 1940 Act, the Cash Management Portfolio has adopted this more restrictive policy. The purchase by the Cash Management Portfolio of securities that have "put" or "stand-by" commitment features are not considered "puts" for purposes of non-fundamental investment restriction c above.

   It is the investment management policy of the Cash Management Portfolio not to issue senior securities and not to invest in real estate, commodities or commodities contracts.

INVESTMENT RESTRICTIONS OF THE CORPORATE BOND, GLOBAL BOND, HIGH-YIELD BOND, WORLDWIDE HIGH INCOME, SUNAMERICA BALANCED, MFS TOTAL RETURN, TELECOM UTILITY, EQUITY INCOME, EQUITY INDEX, GROWTH-INCOME, FEDERATED AMERICAN LEADERS, DAVIS VENTURE VALUE, "DOGS" OF WALL STREET, ALLIANCE GROWTH, GOLDMAN SACHS RESEARCH, MFS MASSACHUSETTS INVESTORS TRUST, PUTNAM GROWTH: VOYAGER, BLUE CHIP GROWTH, REAL ESTATE, SMALL COMPANY VALUE, MFS MID CAP GROWTH, AGGRESSIVE GROWTH, GROWTH OPPORTUNITIES, MARSICO GROWTH, SMALL & MID CAP VALUE, FOREIGN VALUE, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES, INTERNATIONAL DIVERSIFIED EQUITIES, EMERGING MARKETS AND TECHNOLOGY PORTFOLIOS

   The Corporate Bond, Global Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, MFS Total Return, Telecom Utility, Equity Income, Equity Index, Growth-Income, Federated American Leaders, Davis Venture Value, "Dogs" of Wall Street, Alliance Growth, Goldman Sachs Research, MFS Massachusetts Investors Trust, Putnam Growth: Voyager, Blue Chip Growth, Real Estate, Small Company Value, MFS Mid Cap Growth, Aggressive Growth, Growth Opportunities, Marsico Growth, Small & Mid Cap Value, Foreign Value, International Growth and Income, Global Equities, International Diversified Equities, Emerging Markets and Technology Portfolios have each adopted the following investment restrictions that are fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the respective Portfolio. A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstanding shares of such Portfolio. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. These Portfolios may not:


      1. Other than the Global Bond, Worldwide High Income, "Dogs" of Wall Street and Marsico Growth Portfolios, invest more than 5% of the value of the total assets of a Portfolio in the securities of any one issuer, provided that this Limitation shall apply only to 75% of the value of the Portfolio's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the government of the United States or of any of its agencies or instrumentalities.



      2. As to 75% of its total assets, purchase more than 10% of any class of the outstanding voting securities of an issuer. This restriction does not apply to the Global Bond, Worldwide High Income, "Dogs" of Wall Street Growth and Marsico Growth Portfolios.


      3. Invest more than 25% of the Portfolio's total assets in the securities of issuers in the same industry, except that the Telecom Utility Portfolio will invest at least 25% of its total assets in the securities of utility companies, the Real Estate Portfolio will invest at least 25% of its total assets in the securities of real estate companies, the Technology Portfolio will invest at least 25% of its assets in the securities of issuers in the technology industry and the "Dogs" of Wall Street Portfolio may invest more than 25% of its assets in the securities of issuers in the same industry to the extent such investments would be selected according to stock selection criteria. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. The Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks. With respect to all Portfolios other than the Telecom Utility Portfolio, as to utility companies, the gas, electric, water and telephone businesses will be considered separate industries.

      4. Invest in real estate (including in the case of all Portfolios except the Equity Income, Equity Index, Real Estate and Small Company Value Portfolios limited partnership interests, but excluding in the case of all Portfolios securities of companies, such as real estate investment trusts, which deal in real estate or interests therein); provided that a Portfolio may hold or sell real estate acquired as a result of the ownership of securities. This limitation shall not prevent a Portfolio from investing in securities secured by real estate or interests therein.

      5. Purchase commodities or commodity contracts; except that any Portfolio may engage in transactions in put and call options on securities, indices and currencies, forward and futures contracts on securities, indices and currencies, put and call options on such futures contracts, forward commitment transactions, forward foreign currency exchange contracts, interest-rate, mortgage and currency swaps and interest-rate floors and caps.

      6. Borrow money, except to the extent permitted by applicable law or regulatory approval.

      7. Purchase securities or evidences of interest therein on margin, except that the Portfolios may obtain such short-term credit as may be necessary for the clearance of any transaction.

      8. Make loans to others except for (a) the purchase of debt securities;
(b) entering into repurchase agreements; (c) the lending of its portfolio securities; and (d) as otherwise permitted by exemptive order of the SEC.

      In addition to the foregoing, the Corporate Bond, Global Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, MFS Total Return, Telecom Utility, Equity Income, Equity Index, Growth-Income, Federated American Leaders, Davis Venture Value, "Dogs" of Wall Street, Alliance Growth, Goldman Sachs Research, MFS Massachusetts Investors Trust, Putnam Growth: Voyager, Blue Chip Growth, Real Estate, Small Company Value, MFS Mid Cap Growth, Aggressive Growth, Growth Opportunities, Marsico Growth, Small & Mid Cap Value, Foreign Value, International Growth and Income, Global Equities, International Diversified Equities, Emerging Markets and Technology Portfolios have each adopted the following non-fundamental policies (which may be changed by the Trustees without shareholder approval). Under these restrictions, such Portfolios may not:

      a. Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% of a Portfolio's total assets would be so invested.

      b. Invest in securities of other investment companies, except to the extent permitted by applicable law and the Prospectuses and Statement of Additional Information, as amended from time to time.

      c. Other than the Emerging Markets Portfolio, pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts. In addition, the Corporate Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, Telecom Utility, Federated American Leaders and Aggressive Growth Portfolios may pledge assets in reverse repurchase agreements.

      d. Invest in companies for the purpose of exercising control or management.

      e. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase and resale of portfolio securities.

      f. Sell securities short except to the extent permitted by applicable law.

      g. Invest in puts, calls, straddles, spreads or any combination thereof, except as permitted by the Prospectus and Statement of Additional Information, as amended from time to time.

      h. Issue any senior securities except as permitted by the 1940 Act, other than, with respect to Equity Income, Equity Index and Small Company Value Portfolios, as set forth in investment restriction number 6 above and except to the extent that issuing options or purchasing securities on a when-issued basis may be deemed to constitute issuing a senior security.

                           TRUST OFFICERS AND TRUSTEES

      The Trustees and executive officers of the Trust, their ages and principal occupations for the past five years are set below. Unless otherwise noted, the address of each executive officer and trustee is 1 AIG SunAmerica Center, Los Angeles, California 90067-6022.


                                                                                   NUMBER OF
                                                                                  PORTFOLIOS
                                            TERM OF           PRINCIPAL            IN FUND
                            POSITIONS        OFFICE          OCCUPATION(S)         COMPLEX
  NAME, ADDRESS AND         HELD WITH     AND LENGTH OF      DURING PAST 5        OVERSEEN BY     OTHER DIRECTORSHIPS
   DATE OF BIRTH              TRUST      TIME SERVED(4)         YEARS              TRUSTEE(1)      HELD BY TRUSTEE(3)
   -------------           -----------   --------------         -----              ---------       ------------------
INDEPENDENT TRUSTEES

CARL D. COVITZ              Trustee       February 2001    Owner and President,        56        Director, Kayne Anderson
DOB:  March 31, 1939                                       Landmark Capital,                     Mutual Funds (since 1995);
                                                           Inc. (since 1973).                    Director, Arden Realty,
                                                                                                 Inc. (since 1995).

MONICA C. LOZANO            Trustee       December 1998    President and Chief         56        Trustee, University of
DOB:  July 21, 1956                                        Operating Officer                     Southern California (since
                                                           (since 2000) La                       1991); Director,
                                                           Opinion (newspaper                    California Healthcare
                                                           publishing concern);                  Foundation (since 1998);
                                                           Associate Publisher                   Director, Tenet Healthcare
                                                           (1991-1999) and                       Corporation
                                                           Executive Editor                      (since 2002); Director, The
                                                           (1995-1999) thereof.                  Walt Disney Company (since
                                                                                                 2000); Director, Union Bank
                                                                                                 of California (since 2001).

GILBERT T. RAY              Trustee       February 2001    Retired Partner,            56        Director, Advance Auto
DOB: September 18, 1944                                    O'Melveny & Myers                     Parts, Inc. (retail-auto &
                                                           LLP (since 2000);                     home supply stores) (since
                                                           and Attorney (1972-2000)              2002);  Director, Watts,
                                                           thereof.                              Wyatt & Company (services -
                                                                                                 management consulting
                                                                                                 services) (since 2000).

ALLAN L. SHER               Trustee       January 1997     Retired, Brokerage          56        Director, Bowl America
DOB:  October 19, 1931                                     Executive (since                      Incorporated (1997-Present).
                                                           1992).

BRUCE G. WILLISON           Trustee       February 2001    Dean, Anderson              56        Director, Nordstrom, Inc.
DOB:  October 16, 1948                                     School at UCLA                        (since 1997); Director,
                                                           (since 1999).                         Homestore, Inc. (real estate
                                                                                                 agents & managers) (since
                                                                                                 2003); Director, Healthnet
                                                                                                 International, Inc.
                                                                                                 (business services) (since
                                                                                                 2000).

INTERESTED TRUSTEE

JANA W. GREER(2)           Trustee and    February 2001    President, AIG              56        Director, National
DOB:  December 30, 1951    Chairman                        SunAmerica                            Association for Variable
                                                           Retirement Markets,                   Annuities (since 1999).
                                                           Inc. (since 1996),
                                                           Senior Vice
                                                           President and
                                                           Director, AIG
                                                           SunAmerica,  Inc.
                                                           (since 1991).

                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                                                   PRINCIPAL          IN FUND
                                POSITIONS                        OCCUPATION(S)        COMPLEX
   NAME, ADDRESS AND            HELD WITH        LENGTH OF       DURING PAST 5      OVERSEEN BY    OTHER DIRECTORSHIPS
     DATE OF BIRTH                TRUST       TIME SERVED(4)         YEARS           TRUSTEE(1)     HELD BY TRUSTEE(3)
     -------------                -----       --------------         -----          ------------   -------------------
OFFICERS

DONNA M. HANDEL               Treasurer and      May 2002      Vice President,          N/A                N/A
AIG SunAmerica Asset            Principal                      SAAMCo (August
Management Corp.                Financial                      1996 to present);
Harborside Financial Center      Officer                       Assistant
3200 Plaza 5                                                   Treasurer
Jersey City, NJ 07311                                          (1999-2000).
DOB:  June 25, 1966

VINCENT MARRA                 President and    December 2004   Senior Vice              N/A                N/A
AIG SunAmerica Asset            Principal                      President and
Management Corp.                Executive                      Chief Operating
Harborside Financial Center      Officer                       Officer, SAAMCo
3200 Plaza 5                                                   (Feb. 2003 to
Jersey City, NJ 07311                                          Present); Chief
DOB: May 28, 1950                                              Administrative
                                                               Officer and Chief
                                                               Financial
                                                               Officer, Carret &
                                                               Co. LLC (June
                                                               2002 to Feb.
                                                               2003); Chief
                                                               Operating
                                                               Officer, Bowne
                                                               Digital Solutions
                                                               (1999 to May
                                                               2002).

NORI L. GABERT                  Secretary       March 2005     Vice President           N/A                N/A
AIG SunAmerica Asset                                           and Deputy
Management Corp.                                               General Counsel,
2929 Allen Parkway                                             SAAMCo (2001 to
Houston, Texas 77019                                           present);
DOB:  August 15, 1953                                          Formerly,
                                                               Associate General
                                                               Counsel, American
                                                               General
                                                               Corporation,
                                                               (1997-2001).


---------------

1 Fund Complex includes the Trust (32 portfolios), AIG Series Trust (4 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (24 funds), VALIC Company II (15 funds), and Seasons Series Trust (24 portfolios).


2 Ms. Greer is considered to be an Interested Trustee, as defined in the 1940 Act, because she serves as President of SunAmerica Retirement Markets, Inc. and Senior Vice President and Director of SunAmerica, Inc., affiliates of the Adviser.

3 Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act.

4     Trustees serve until their successors are duly elected and qualified.


      The Trustees of the Trust are responsible for the overall supervision of the operation of the Trust and each Portfolio and perform various duties imposed on directors/trustees of investment companies by the 1940 Act and under the Trust's Declaration of Trust. The Trust pays no salaries or compensation to any of its officers, all of whom are officers or employees of AIG SunAmerica Life Assurance Company or its affiliates. For the Trust and Seasons Series Trust (the "Annuity Funds"), an annual fee of $68,000, plus $2,500 for each regularly scheduled meeting attended and expenses are paid to each Trustee who is not an officer or employee of AIG SunAmerica Life Assurance Company or its affiliates for attendance at meetings of the Board of Trustees. Trustees will be compensated for participation telephonically at the regularly scheduled Board Committee Meetings, but only if such participation is the first such participation via telephone in the calendar year, otherwise, no attendance fee will be paid. For participation in telephonic meetings or in-person meetings that are not considered part of the regularly scheduled Board or Board Committee Meetings, a participation fee of $2,500 will be paid. The lead Trustee shall receive an additional retainer fee of $20,000. The Audit Committee Financial Expert shall receive an additional retainer fee of $5,000. These expenses are allocated on the basis of the relative net assets of each Portfolio of the Annuity Funds. All other Trustees receive no remuneration from the Trust.



      In addition, each non-affiliated Trustee also serves on the Audit Committee, Ethics Committee and the Nomination and Governance Committee of the Board of Trustees. The Trust's Audit Committee reviews annually the nature and cost of the professional services rendered by the Trust's independent accountants, the results of their year-end audits and their findings and recommendations as to accounting and financial matters, including the adequacy of internal controls. On the basis of this review, the Audit Committee makes recommendations to the Trustees as to the appointment of independent accountants for the following year. The Chair of the Audit Committee shall receive an additional retainer fee of $10,000. Members of the Audit Committee serve without compensation. For the fiscal year ended January 31, 2005, the Audit Committee held four meetings.



      The Trust's Nomination and Governance Committee is responsible for the selection and nomination of candidates for appointment or election to serve as trustees. The Nomination and Governance Committee does not normally consider candidates proposed by shareholders for election of Trustees. The Chair of the Nomination and Governance Committee shall not receive any additional compensation for serving in that capacity. Members of the Nomination and Governance Committee serve without compensation. For the fiscal year ended January 31, 2005 the Nomination and Governance Committee held four meetings.



      As of December 31, 2004, the Trustees and officers of the Trust owned in the aggregate less than 1% of the total outstanding shares of each Portfolio of the Trust.


                        TRUSTEE OWNERSHIP OF FUND SHARES

      The following table shows the dollar range of shares beneficially owned by each Trustee.

INDEPENDENT TRUSTEES


                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                   SECURITIES IN ALL REGISTERED
                             DOLLAR RANGE OF EQUITY              INVESTMENT COMPANIES OVERSEEN BY
    NAME OF TRUSTEE        SECURITIES IN THE TRUST(1)        TRUSTEE IN FAMILY OF INVESTMENT COMPANIES(2)
----------------------     --------------------------        --------------------------------------------
Carl D. Covitz                       0                                          0
Monica C. Lozano                     0                                          0
Gilbert T. Ray                       0                                          0
Allan L. Sher                        0                                          0
Bruce G. Willison                    0                                          0



INTERESTED TRUSTEE



                                                                   AGGREGATE DOLLAR RANGE OF EQUITY
                                                                     SECURITIES IN ALL REGISTERED
                              DOLLAR RANGE OF EQUITY               INVESTMENT COMPANIES OVERSEEN BY
   NAME OF TRUSTEE           SECURITIES IN THE TRUST         TRUSTEE IN FAMILY OF INVESTMENT COMPANIES(2)
----------------------       -----------------------         --------------------------------------------
Jana W. Greer                           0                                        0


--------------------

1 Includes the value of shares beneficially owned by each Trustee in each Portfolio of each Trust as of December 31, 2004. Where a Trust is not listed with respect to a Trustee, the Trustee held no shares of the Trust.



2 Includes the Trust (32 portfolios) and Seasons Series Trust (24 portfolios).



      As of December 31, 2004, no Independent Trustees nor any of their immediate family members owned beneficially or of record any securities in the Adviser or AIG SunAmerica Capital Services, Inc. (the "Distributor") or any person other than a registered investment company, directly or indirectly, controlling, controlled by or under common control with such entities.

COMPENSATION TABLE



      The following table sets forth information summarizing the compensation of each Trustee, who is not an officer or employee of AIG SunAmerica Life Assurance Company or its affiliates, for his/her services as Trustee for the fiscal year ended January 31, 2005.



                                                PENSION OR RETIREMENT
                              AGGREGATE           BENEFITS ACCRUED AS          TOTAL COMPENSATION FROM
                            COMPENSATION              PART OF                   TRUST AND FUND COMPLEX
    TRUSTEE                  FROM TRUST            TRUST EXPENSES                 PAID TO TRUSTEES *
    -------                  ----------            --------------                ------------------
Carl D. Covitz                $63,288                    --                            $79,000
Monica C. Lozano               61,297                    --                             76,500
Gilbert T. Ray                 63,288                    --                             79,000
Allan L. Sher                  75,265                    --                             94,000
Bruce G. Willison              63,288                    --                             79,000


--------------

* Fund Complex includes the Trust (32 portfolios), AIG Series Trust (4 funds) SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (24 funds), VALIC Company II (15 funds) and Seasons Series Trust (24 portfolios).

                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT


      The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SAAMCo to handle the management of the Trust and its day-to-day affairs. The Adviser is a wholly-owned subsidiary of AIG, the leading U.S.-based international insurance organization.


      AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services, retirement savings and asset management.


TERMS OF THE ADVISORY AGREEMENT



      The Advisory Agreement provides that the Adviser shall act as investment adviser to the Trust, manage the Trust's investments, administer its business affairs, furnish offices, necessary facilities and equipment, provide clerical, bookkeeping and administrative services, and permit any of the Adviser's officers or employees to serve without compensation as Trustees or officers of the Trust if duly elected to such positions. Under the Agreement, the Trust agrees to assume and pay certain charges and expenses of its operations, including: direct charges relating to the purchase and sale of portfolio securities, interest charges, fees and expenses of independent legal counsel and independent accountants, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares for sale, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of data processing and related services, shareholder recordkeeping and shareholder account service, expenses of printing and distributing prospectuses and statements of additional information, expenses of annual and special shareholders' meetings, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of Trustees who are not employees of the Adviser or its affiliates, membership dues in the Investment Company Institute or any similar organization, all taxes and fees to federal, state or other governmental agencies, insurance premiums and extraordinary expenses such as litigation expenses.



      The Advisory Agreement, after initial approval with respect to each Portfolio, continues in effect for a period of two years, in accordance with its terms, unless terminated, and thereafter may be renewed from year to year as to each Portfolio for so long as such renewal is specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each relevant Portfolio, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement provides that it may be terminated by either party without penalty upon the specified written notice contained in the Agreement. The Agreement also provides for automatic termination upon assignment.



      Under the terms of the Advisory Agreement, the Adviser is not liable to the Trust, or to any other person, for any act or omission by it or for any losses sustained by the Trust or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.



APPROVAL OF THE ADVISORY AGREEMENT



      The Board of Trustees, including a majority of the Independent Trustees, last approved the Advisory Agreement between the Trust and the Adviser (the "Advisory Agreement") at a meeting held on September 9, 2004. In approving the Advisory Agreement, the Board received materials relating to its consideration of the Advisory Agreement, including: (1) the nature and quality of services provided by the Adviser; (2) fees and expense ratio of each of the Portfolios compared to such fees and expenses of a peer group of funds with similar investment objectives ("Peer Group"), as selected by Lipper, Inc., an independent provider of investment company data; (3) the investment performance of the Portfolios compared to performance of funds in their Peer Group and against their benchmarks; (4) the costs of services and the benefits derived by the Adviser; (5) the terms of the Advisory Agreement; (6) whether the Portfolios will benefit from economies of scale; (7) information regarding the Adviser's personnel; and (8) the Adviser's compliance and regulatory history. The matters discussed below were considered separately by the Independent Trustees in an executive session during which experienced counsel that is independent of the Adviser provided guidance to the Independent Trustees.



      Nature and Quality of the Adviser Services. The Board considered the nature, quality and extent of services to be provided by the Adviser. In making its evaluation, the Board considered that the Adviser is responsible for the management of the affairs of the Trust, including but not limited to, providing the Trust with investment management services for certain portfolios of the Trust, general supervision of and coordination of the services provided by the Subadvisers. The Adviser is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that the Adviser is responsible for the financial and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio. The Board then reviewed the compliance and administrative services performed by the Adviser that support their investment advisory services provided to the Portfolios and noted that such staff was sufficient to ensure a high level of quality. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by the Adviser and that there was a reasonable basis on which to conclude that they would provide a high quality of investment management services.



      Fees and Expenses. The Board received and reviewed information regarding the Portfolios' fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Peer Groups for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. The funds included in each Portfolio's Peer Group consisted of funds that were investment options under variable annuity contracts or variable life insurance contracts. The Board did not consider comparisons of the Portfolios' fees and expenses with the fees and expenses of funds offered through pension funds or institutional investors. On the basis of the information considered, the Board concluded that the advisory and subadvisory fee rates were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.



      Investment Performance. The Board received and reviewed information regarding the investment performance of each Portfolio compared against its benchmark and other funds in its Peer Group. The Board considered information prepared by Lipper, and information prepared by AIG SunAmerica Retirement Markets, Inc. (based on information provided by Morningstar, an independent provider of investment company data). Generally, the performance information provided were the annualized returns for the period since inception, its one-, two-, three-, four- and five-year periods, for the period ended June 30, 2004. The funds included in each Portfolio's Peer Group were determined by the Adviser or AIG SunAmerica Retirement Markets. The Board considered that the performance of most Portfolios was satisfactory or better and that Management was addressing concerns where a Portfolio was underperforming.



      Terms of Advisory Agreement. The Board considered the terms of the Advisory Agreements, as discussed above, including the duties and responsibilities undertaken by the Adviser. The Board considered that the Adviser pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of the Adviser. The Board also reviewed the terms of payment for services rendered and noted that the Adviser compensates the Subadvisers out of the fees it receives from the Trust. The Board also considered the termination and liability provisions of the Advisory Agreement.



      Economies of Scale. The Board considered whether the Trust has benefited from economies of scale and whether there is potential for future realization of economies of scale with respect to the Portfolios. It was noted that of the Portfolios, the advisory fees of the majority of the Portfolios had breakpoints but in several cases the asset level had not reached the size necessary to take advantage of such breakpoints. The Board concluded that the advisory fee structure at the advisory and subadvisory level was reasonable and that no changes were currently necessary to further reflect economies of scale.



      Personnel and Compliance. The Board considered the qualifications, background and responsibilities of the Adviser's personnel responsible for services pursuant to the Advisory Agreement. The Board reviewed the Advsier's compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning the Adviser's compliance staff who would be responsible for providing compliance functions on behalf of the Portfolios.



      Conclusions. In reaching its decision to recommend the approval of the Advisory Agreement, the Board did not identify any single factor as being of principal significance, but based its recommendation on each of the factors it considered. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement. Based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates provided in the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.






ADVISORY FEES


      As compensation for its services, the Adviser receives from the Trust a fee, accrued daily and payable monthly, based on the net assets of each Portfolio at the following annual rates:


        PORTFOLIO                                 FEE RATE
        ---------                                 --------
Cash Management Portfolio                   .55% to $100 million
                                            .50% next $200 million
                                            .45% over $300 million

Corporate Bond Portfolio                    .70% to $50 million
                                            .60% next $100 million
                                            .55% next $100 million
                                            .50% over $250 million

Global Bond Portfolio                       .75% to $50 million
                                            .65% next $100 million
                                            .60% next $100 million
                                            .55% over $250 million

High-Yield Bond Portfolio                   .70% to $50 million
                                            .65% next $100 million
                                            .60% next $100 million
                                            .55% over $250 million

Worldwide High Income Portfolio*            .80% to $350 million
                                            .75% over $350 million

SunAmerica Balanced Portfolio               .70% to $50 million
                                            .65% next $100 million
                                            .60% next $150 million
                                            .55% next $200 million
                                            .50% over $500 million

MFS Total Return Portfolio                  .70% to $50 million
                                            .65% over $50 million

Telecom Utility Portfolio                   .75% to $150 million
                                            .60% next $350 million
                                            .50% over $500 million

        PORTFOLIO                                 FEE RATE
        ---------                                 --------
Equity Income Portfolio                     .65% of Net Assets

Equity Index Portfolio                      .40% of Net Assets

Growth-Income Portfolio                     .70% to $50 million
                                            .65% next $100 million
                                            .60% next $150 million
                                            .55% next $200 million
                                            .50% over $500 million

Federated American Leaders Portfolio        .75% to $150 million
                                            .60% next $350 million
                                            .50% over $500 million

Davis Venture Value Portfolio               .80% to $100 million
                                            .75% next $400 million
                                            .70% over $500 million

"Dogs" of Wall Street Portfolio             .60% of Net Assets

Alliance Growth Portfolio                   .70% to $50 million
                                            .65% next $100 million
                                            .60% over $150 million

Goldman Sachs Research Portfolio*           .90% to $50 million
                                            .85% next $150 million
                                            .80% over $200 million

MFS Massachusetts Investors Trust           .70% to $600 million
Portfolio                                   .65% next $900 million
                                            .60% over $1.5 billion

Putnam Growth: Voyager Portfolio            .85% to $150 million
                                            .80% next $150 million
                                            .70% over $300 million


Blue Chip Growth Portfolio                  .70% to $250 million
                                            .65% next $250 million
                                            .60% over $500 million

Real Estate Portfolio                       .80% to $100 million
                                            .75% next $400 million
                                            .70% over $500 million

Small Company Value Portfolio               1.00% of Net Assets

MFS Mid-Cap Growth Portfolio                .75% to $600 million
                                            .70% next $900 million
                                            .65% over $1.5 billion

Aggressive Growth Portfolio                 .75% to $100 million
                                            .675% next $150 million
                                            .625% next $250 million

        PORTFOLIO                                 FEE RATE
        ---------                                 --------
                                            .60% over $500 million

Growth Opportunities Portfolio              .75% to $250 million
                                            .70% next $250 million
                                            .65% over $500 million

Marsico Growth Portfolio                    .85% of Net Assets

Technology Portfolio*                       1.00% to $250 million
                                            .95% next $250 million
                                            .90% over $500 million

Small & Mid Cap Value Portfolio             1.00% of Net Assets

International Growth and Income             1.00% to $150 million
Portfolio                                   .90% next $150 million
                                            .80% over $300 million

Global Equities Portfolio                   .90% to $50 million
                                            .80% next $100 million
                                            .70% next $150 million
                                            .65% over $300 million

International Diversified Equities          1.00% of Net Assets
Portfolio

Emerging Markets Portfolio                  1.25% of Net Assets

Foreign Value Portfolio                     1.025% to $50 million
                                            .865% next $150 million
                                            .775% next $300 million
                                            .75% over $500 million



      * Prior to January 1, 2005, the advisory fees for the Worldwide High Income Portfolio, Goldman Sachs Research Portfolio and Technology Portfolio were as follows:



Worldwide High Income Portfolio             1.00% of Net Assets

Goldman Sachs Research Portfolio            1.20% of Net Assets

Technology Portfolio                        1.20% of Net Assets

      The following table sets forth the total advisory fees received by the Adviser from each Portfolio pursuant to the Advisory Agreement for the fiscal years ended January 31, 2003, 2004 and 2005.



          Portfolio                         2005             2004            2003
          ---------                         ----             ----            ----
Cash Management                         $ 2,024,302      $ 2,213,839      $ 3,079,977
Corporate Bond                            2,209,001        1,970,608        1,680,633
Global Bond                                 925,232          967,956          985,219
High-Yield Bond                           2,174,276        2,023,394        1,496,795
Worldwide High Income                       933,426      $   975,218          844,571
SunAmerica Balanced                       2,065,555        2,110,932        2,457,584
MFS Total Return                          5,706,294        4,676,105        3,764,154
Telecom Utility                             398,656          402,311          500,658
Equity Income                                52,423           48,726           47,597
Equity Index                                191,293          172,169          175,433
Growth-Income                             5,267,835        5,402,683        6,443,247
Federated American Leaders                1,747,906        1,568,089        1,699,776
Davis Venture Value                      16,208,133       13,730,323       14,552,561
"Dogs" of Wall Street                       792,286          696,041          766,561
Alliance Growth                           6,599,782        6,989,685        8,852,285
Goldman Sachs Research                      351,561          336,940          353,725
MFS Massachusetts Investors Trust         1,917,675        1,778,309        1,943,824
Putnam Growth: Voyager                    2,217,359        2,437,022        2,984,974
Blue Chip Growth                            359,994          274,732          208,619
Real Estate                               1,480,284        1,092,609          880,021
Small Company Value                          94,464           69,321           64,387
MFS Mid-Cap Growth                        2,071,740        1,559,861        1,479,981
Aggressive Growth                         1,399,971        1,349,632        1,543,782
Growth Opportunities                        258,651          227,888          173,157
Marsico Growth                            1,116,089          829,974          400,885
Technology                                  631,853          599,129          329,448
Small & Mid Cap Value                     1,203,815          302,180           21,665*
International Growth and Income           2,781,375        2,202,868        2,431,931
Global Equities                           1,878,872        1,923,640        2,422,005
International Diversified Equities        2,947,401        2,040,632        2,358,196
Emerging Markets                          1,454,451        1,032,640        1,038,376
Foreign Value                             1,528,174          416,340           26,794*


-----------------
*     For the period 8/1/02 (commenced of operations) through 1/31/03.


      For certain Portfolios, the Adviser has agreed to reimburse expenses, if necessary, to keep annual operating expense at or below the following percentage of each of the following percentage of each of the following Portfolio's average net assets: Equity Income Portfolio 1.35% for Class 1 shares; Equity Index Portfolio 0.55% for Class 1 shares; Goldman Sachs Research Portfolio 1.35%, 1.50% and 1.60% for Class 1 shares, Class 2 shares and Class 3 shares, respectively; Blue Chip Growth Portfolio 0.85%, 1.00% and 1.10% for Class 1 shares, Class 2 shares and Class 3 shares, respectively; Small Company Value Portfolio 1.60% for Class 1 shares; Growth Opportunities Portfolio 1.00%, 1.15% and 1.25% for Class 1 shares, Class 2 shares and Class 3 shares, respectively; Marsico Growth Portfolio 1.00%, 1.15% and 1.25% for Class 1 shares, Class 2 shares and Class 3 shares, respectively; and Small & Mid Cap Value Portfolio 1.65% and 1.75% for Class 2 shares and Class 3 shares, respectively. The Adviser may voluntarily reimburse additional amounts to increase return to a Portfolio's investors. The Adviser may terminate all such waivers and or/reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.



      For the fiscal year ended January 31, 2005, the Adviser voluntarily waived fees or reimbursed expenses, not reflected in the Advisory Fee table, as follows: Equity Income Portfolio:
$37,355; Equity Index Portfolio: $39,118; Goldman Sachs Research Portfolio:
$51,238; Blue Chip Growth Portfolio: $36,545; Small Company Value Portfolio:
$40,342; and Growth Opportunities Portfolio: $20,051. Certain Portfolios had recoupments for the fiscal year ended January 31, 2005, and such recoupments, which are not included as a part of the advisory fee table, were as follows:
Goldman Sachs Research Portfolio: $784; Small Company Value Portfolio: $2,757; Growth Opportunities Portfolio: $485; Marsico Growth Portfolio: $13,989; and Small & Mid Cap Value Portfolio: $17,429.



      For the fiscal year ended January 31, 2004, the Adviser voluntarily waived fees or reimbursed expenses, not reflected in the Advisory Fee table as follows:
Equity Income Portfolio: $31,784; Equity Index Portfolio: $31,020; Goldman Sachs Research Portfolio: $50,574; Blue Chip Growth Portfolio: $37,445; Small Company Value Portfolio: $46,071; Growth Opportunities Portfolio: $17,203; Marsico Growth Portfolio: $1,713; Small and Mid Cap Value Portfolio: $17,455; and Foreign Value Portfolio: $13,231. Certain Portfolios had recoupments for the fiscal year ended January 31, 2004, and such recoupments, which are not included as part of the advisory fee table, were as follows: Growth Opportunities
Portfolio: $1,584; Marsico Growth Portfolio: $33,860; Small & Mid Cap Value Portfolio, $66,433: and Foreign Value Portfolio, $94,046.



      For the fiscal year ended January 31, 2003, the Adviser voluntarily waived fees or reimbursed expenses, not reflected in the Advisory Fee table as follows:
Equity Income Portfolio: $35,468; Equity Index Portfolio: $18,369; Goldman Sachs Research Portfolio: $32,166; Blue Chip Growth Portfolio: $31,449; Small Company Value Portfolio: $38,919; Growth Opportunities Portfolio: $17,829; Marsico Growth Portfolio: $16,556; Small and Mid Cap Value Portfolio: $66,413; and Foreign Value Portfolio: $80,818. Certain Portfolios had recoupments for the fiscal year ended January 31, 2003, and such recoupments, which are not included as part of the advisory fee table, were as follows: Equity Income Portfolio:
$5,217; Equity Index Portfolio: $4,839; Goldman Sachs Research Portfolio:
$2,392; Blue Chip Growth Portfolio: $1,751; Small Company Value Portfolio:
$1,465; Growth Opportunities Portfolio: $2,632; and Marsico Growth Portfolio:
$14,244.






                             SUBADVISORY AGREEMENTS



      Alliance, BACAP, Davis, Federated, Franklin, GSAM, GSAM-International, Marsico, MFS, Van Kampen, Putnam, Templeton and USBAM act as Subadvisers to certain of the Trust's Portfolios pursuant to various Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the Subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees.



      Alliance is an indirect majority-owned subsidiary of AXA Financial, Inc. Alliance does business in certain circumstances, including its role as Subadviser to the Small & Mid Cap Value Portfolio of the Trust, using the name AllianceBernstein Investment Research and Management, a unit of Alliance Capital Management L.P. (Bernstein). AllianceBernstein Institutional Research and Management is the institutional marketing and client servicing unit of Alliance. AllianceBernstein Investment Research and Management is the retail distribution unit of Alliance. BACAP is a wholly-owned subsidiary of Bank of America NA, which in turn is a wholly owned banking subsidiary of Bank of America Corporation. Davis is a Colorado limited partnership. Federated is a wholly-owned subsidiary of Federated Investors, Inc. As of September 1, 1999, the Investment Management Division ("IMD") was established as a new operating division of Goldman, Sachs & Co., GSAM and GSAM-International are units of IMD. MFS is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada, Inc. Van Kampen is a subsidiary of Morgan Stanley Dean Witter & Co. Templeton is a wholly owned subsidiary of Franklin Resources, Inc. (referred to as Franklin Templeton Investments), a publicly owned company engaged in the financial service industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Franklin Resources Inc. Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Putnam is a Delaware limited liability company. USBAM is a division of U.S. Bank National Association. U.S. Bank National Association is a subsidiary of U.S. Bancorp. Franklin is a wholly-owned subsidiary of Franklin Templeton Investments.

      The Subadvisory Agreements, after initial approval with respect to a Portfolio, continue in effect for a period of two years, in accordance with their terms, unless terminated, and may thereafter be renewed from year to year as to a Portfolio for so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Subadvisory Agreement may be terminated at any time, without penalty, by the Trustees, by the holders of a majority of the respective Portfolio's outstanding voting securities, by SAAMCo or not less than 30 nor more than 60 days, written notice to the Subadviser, or by the Subadviser on 90 days, written notice to SAAMCo and the Trust. Under the terms of the Subadvisory Agreement, the Subadviser is not liable to the Portfolios, or their shareholders, for any act or omission by it or for any losses sustained by the Portfolios or their shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties.


      APPROVAL OF SUBADVISORY AGREEMENTS



      The Board of Trustees, including the Independent Trustees, last approved the Subadvisory Agreements between Adviser and the Subadvisers at a meeting held on September 9, 2004. At such meeting, based on the considerations described below, the Board of Trustees, including a majority of the Independent Trustees, approved the Subadvisory Agreements.



      In addition, at a meeting held on December 15, 2005, the Board approved amendments to certain Subadvisory Agreements to include a confidentiality provision and a provision governing the voting of proxies on behalf of the Portfolios.



      The Board received materials relating to its consideration of the Subadvisory Agreements, including: information comparing the Portfolios' fees and expense ratios to the fees and expenses ratios of a peer group of funds with similar investment objectives ("Peer Group"), as selected by Lipper, Inc., an independent provider of investment company data; the nature and quality of services provided by the Adviser and the Subadvisers; the costs of services and the benefits derived by the Adviser and the Subadvisers; the terms of the Subadvisory Agreements; whether the Portfolios will benefit from economies of scale; and information regarding the Adviser's and the Subadvisers' compliance history. The matters discussed below were considered separately by the Independent Trustees in an executive session during which experienced counsel that is independent of the Adviser provided guidance to the Independent Trustees.



      Nature, Extent and Quality of Services. The Board of Trustees considered the nature, quality and extent of services to be provided by the Adviser and each of the Subadvisers. In making its evaluation, the Board considered that the Adviser is responsible for the management of the affairs of the Trust, including but not limited to, providing the Trust with investment management services for certain portfolios of the Trust, general supervision of and coordination of the services provided by the Subadvisers, and overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. It was also noted that the Adviser is responsible for the financial and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of the Portfolios.



      The Board noted that the Subadvisers are responsible for providing investment management services, including investment research, advice and supervision, and determining which securities shall be purchased or sold by each Portfolio. The Board reviewed information regarding each Subadviser's history, structure and size, and investment experience. The Board reviewed the qualifications, background and responsibilities of each of the Subadviser's staff who would be responsible for providing investment management services to the Portfolios, including portfolio managers and research analysts.

      Fees and Expenses. The Board of Trustees received and reviewed information regarding the Portfolios' fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, as applicable), and expense ratios compared against such fees and expense ratios of their Peer Groups for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. The funds included in each Portfolio's Peer Group consisted of funds that were investment options under variable annuity contracts or variable life insurance contracts. The Board did not consider comparisons of the Portfolios' fees and expenses with the fees and expenses of funds offered through pension funds or institutional investors.



      Investment Performance. The Board received reports prepared independently by Lipper showing performance information of the Portfolios, peer groups as determined by Lipper, and rankings within the relevant Lipper categories. In considering the Portfolios' performance, the Board reviewed each Portfolio's annualized total return performance over various periods. With respect to any Portfolio ranked in the fourth or fifth quintiles in its category, the Board reviewed in particular the measures taken in recent quarters and measures to be considered by the Adviser to improve the performance of such Portfolios.



      Cost of Services and Benefits Derived. With respect to the Subadvisers, the Board of Trustees considered the direct and indirect costs and benefits of providing their services to the Trust. This included reviewing the Adviser's and the Subadviser's financial condition and profitability, with respect to the services it provides to the Portfolios, to the extent such information was available. It was noted that certain Subadvisers consider this type of financial information proprietary or do not have such information available, and did not provide such information.



      The Board was informed, based on management's judgement, that any indirect costs incurred by the Adviser in connection with rendering investment advisory services to the Trust are inconsequential to the analysis of the adequacy of the advisory fees, and any collateral benefits derived as a result of providing advisory services to the Trust are de minimis and do not impact upon the reasonableness of the advisory fee.



      Terms of Subadvisory Agreements. The Board of Trustees, reviewed the terms of the Subadvisory Agreements including the duties and responsibilities undertaken by the Adviser and the Subadvisers as discussed above. The Board considered that the Adviser pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of the Adviser. The Board also reviewed the terms of payment for services rendered and noted that the Adviser compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Subadvisory Agreements.



      Economies of Scale. The Board of Trustees considered whether the Trust has benefited from economies of scale and whether there is potential for future realization of economies of scale with respect to the Portfolios. The Board concluded that the subadvisory fee structure was reasonable and that no changes were currently necessary to further reflect economies of scale.



      Compliance. The Board reviewed each Subadviser's compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each Subadviser's compliance staff who would be responsible for providing compliance functions on behalf of the Portfolios.



      Conclusions. In reaching its decision to recommend the approval of the Subadvisory Agreements, the Board did not identify any single factor as being of principal significance, but based its recommendation on each of the factors it considered. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Subadvisers possess the capability and resources to perform the duties required of them under the Subadvisory Agreements, the terms of the Subadvisory Agreements are reasonable, fair and in the best interest of the Portfolios and their shareholders, and the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

SUBADVISORY FEES


      The Adviser pays each Subadviser a monthly fee with respect to each Portfolio for which the Subadviser performs services, computed on average daily net assets, at the following annual rates:


    SUBADVISER                     PORTFOLIO                               FEE
-------------------     ------------------------------        ------------------------------
Alliance                Alliance Growth Portfolio             .35% on the first $50 million
                                                              .30% on the next $100 million
                                                              .25% thereafter

                        Growth-Income Portfolio               .35% on the first $50 million
                                                              .30% on the next $100 million
                                                              .25% on the next $150 million
                                                              .20% on the next $200 million
                                                              .15% thereafter

                        Global Equities Portfolio             .50% on the first $50 million
                                                              .40% on the next $100 million
                                                              .30% on the next $150 million
                                                              .25% thereafter

                        Small & Mid Cap Value Portfolio       .50% of Net Assets

BACAP                   Cash Management Portfolio             .15% on the first $750 million
                                                              .10% thereafter

Davis                   Davis Venture Value Portfolio         .45% on the first $100 million
                        Real Estate Portfolio                 .40% on the next $400 million
                                                              .35% thereafter

Federated               Corporate Bond Portfolio              .30% on the first $25 million
                                                              .25% on the next $25 million
                                                              .20% on the next $100 million
                                                              .15% thereafter

                        Federated American Leaders            .55% on the first $20 million
                        Portfolio                             .35% on the next $30 million
                                                              .25% on the next $100 million
                                                              .20% on the next $350 million
                                                              .15% thereafter

                        Telecom Utility Portfolio             .55% on the first $20 million
                                                              .35% on the next $30 million
                                                              .25% on the next $100 million
                                                              .20% on the next $350 million
                                                              .15% thereafter

Franklin*               Small Company Value Portfolio         .60% on the first $200 million
                                                              .52% on the next $300 million
                                                              .50% thereafter

GSAM                    Goldman Sachs Research*               .50% on the first $50 million
                                                              .45% on the next $150 million
                                                              .40% thereafter

    SUBADVISER                     PORTFOLIO                               FEE
-------------------     ---------------------------------     ------------------------------
GSAM-International      Global Bond Portfolio                 .40% on the first $50 million
                                                              .30% on the next $100 million
                                                              .25% on the next $100 million
                                                              .20% thereafter

Marsico                 Marsico Growth Portfolio              .45% of Net Assets

MFS                     MFS Massachusetts Investors Trust     .40% on the first $300 million
                        Portfolio                             .375% on the next $300 million
                                                              .35% on the next $300 million
                                                              .325% on the next $600 million
                                                              .25% thereafter

                        MFS Total Return Portfolio            .375% of Net Assets

                        MFS Mid-Cap Growth Portfolio          .40% on the first $300 million
                                                              .375% on the next $300 million
                                                              .35% on the next $300 million
                                                              .325% on the next $600 million
                                                              .25% thereafter

Putnam                  Putnam Growth: Voyager Portfolio      .50% on the first $150 million
                                                              .45% on the next $150 million
                                                              .35% thereafter

                        Emerging Markets Portfolio            1.00% on the first $150 million
                                                              .95% on the next $150 million
                                                              .85% thereafter

                        International Growth and Income       .65% on the first $150 million
                        Portfolio                             .55% on the next $150 million
                                                              .45% thereafter

Templeton               Foreign Value Portfolio               .625% on the first $50 million
                                                              .465% on the next $150 million
                                                              .375% on the next $300 million
                                                              .35% thereafter

USBAM                   Equity Income Portfolio               .30% of Net Assets

                        Equity Index Portfolio                .125% of Net Assets

Van Kampen              International Diversified Equities    .65% on the first $350 million
                        Portfolio                             .60% thereafter

                        Worldwide High Income Portfolio**     .45% on the first $350 million
                                                              .40% thereafter

                        Technology**                          .50% on the first $250 million
                                                              .45% on the next $250 million
                                                              .40% thereafter


-------------

* On August 28, 2002, Franklin replaced USBAM as subadviser to the Small Company Value Portfolio.



** Prior to January 1, 2005, the advisory fees for the Worldwide High Income Portfolio, Goldman Sachs

Research Portfolio and Technology Portfolio were as follows:



Worldwide High Income Portfolio             .65% first $350
                                            .60% thereafter

Goldman Sachs Research Portfolio            .80% on the first $50 million
                                            .75% on the next $150 million

Technology Portfolio                        .70% on the first $250 million
                                            .65% on the next $250 million
                                            .60% thereafter



      The following table sets forth the fees paid to the Subadvisers, for the fiscal years ended January 31, 2005, 2004 and 2003.



    SUBADVISER                        PORTFOLIO                        2005            2004           2003
------------------        ----------------------------------        ----------      ----------     ----------
Alliance                  Alliance Growth                           $2,808,243      $2,970,702     $3,946,786
                          Growth-Income                             $1,930,351      $1,970,805     $2,281,968
                          Global Equities                           $  919,517      $  938,703     $1,140,721
                          Small & Mid Cap Value                     $  601,908      $  151,088     $   10,834*

BACAP                     Cash Management                           $  608,101      $  671,280     $  957,156

Davis                     Davis Venture Value                       $8,254,067      $7,015,162     $7,426,281
                          Real Estate                               $  812,818      $  606,058     $  492,459

Federated                 Corporate Bond                            $  700,201      $  628,683     $  541,692
                          Federated American Leaders                $  672,635      $  612,696     $  656,592
                          Telecom Utility                           $  222,820      $  224,090     $  256,837

Franklin                  Small Company Value                       $   56,678      $   41,593     $   33,913

GSAM                      Goldman Sachs Research                    $  231,860      $  224,627     $  235,818

GSAM-International        Global Bond                               $  453,956      $  473,672     $  481,640

Marsico                   Marsico Growth                            $  590,871        $439,398     $  212,232

MFS                       MFS Massachusetts Investors Trust         $1,095,814      $1,016,176     $1,108,601
                          MFS Total Return                          $3,277,670      $2,683,330     $2,157,206
                          MFS Mid-Cap Growth                        $1,104,916      $  831,926     $  766,362

Van Kampen                Worldwide High Income                     $  601,095      $  633,892     $  548,971
                          International Diversified Equities        $1,915,809      $1,326,411     $1,532,757
                          Technology                                $  365,304      $  349,492     $  192,177

Putnam                    International Growth and Income           $1,755,734      $1,404,530     $1,543,594
                          Emerging Markets                          $1,163,563      $  826,112     $  830,701
                          Putnam Growth: Voyager                    $1,280,017      $1,402,357     $1,679,521

Templeton                 Foreign Value                             $  855,332      $  249,220     $   16,338*

USBAM                     Equity Income                             $   24,196      $   22,488     $   21,970

  SUBADVISER                       PORTFOLIO                   2005           2004           2003
--------------                   ------------                --------      ----------     ----------
                                 Equity Index                $ 59,781      $   53,802     $   54,822


-----------

* For the period 8/1/02 (commencement of operations) through 1/31/03.

                               PORTFOLIO MANAGERS



OTHER ACCOUNTS



      The portfolio managers primarily responsible for the day-to-day management of the Portfolios, all of whom are listed in the Prospectus ("Portfolio Managers"), are often engaged in the management of various other accounts. The total number of other accounts managed by each Portfolio Manager (whether managed as part of a team or individually) and the total assets in those accounts, as of January 31, 2005, is provided in the table below. If applicable, the total number of accounts and total assets in accounts that have an advisory fee which is all or partly based on the account's performance is provided in parentheses.



                                                                           OTHER ACCOUNTS
                                                                      (As of January 31, 2005)
                                     ------------------------------------------------------------------------------------------
                                     Registered Investment            Pooled Investment
                                           Companies                      Vehicles                     Other Accounts
                                           ---------                      --------                     --------------
 Advisers/                            No. of        Assets       No. of       Total Assets       No. of          Total Assets
Subadviser    Portfolio Managers     Accounts   (in $millions)  Accounts     (in $millions)     Accounts        (in $millions)
----------    ------------------     --------   --------------  --------   ------------------   --------       ----------------
Alliance      Baldwin, Michael R.       3         $  1,111         1          $   210              41 (6)     $   3,991 (448)
              Beinhacker, Stephen       3              506         5              279              26 (1)         6,198 (1,034)
              Paul, Joseph Gerard       8            1,951         2              0.4              12               507
              Wallace, Scott            1            1,085         2 (1)          176 (18)         12 (3)         1,328 (343)

Davis         Davis, Andrew A.          4            1,000         2              121               -                 -
              Davis, Christopher C.    23            4,200         6              717          30,000         $   8,600
              Feinberg, Kenneth C.     21            4,200         6              717          30,000         $   8,600
              Spears, Chandler          3              792         2              121               -                 -

Federated     Dierker, William          3            2,973         -                -               -                 -
              Durbiano, Mark E.         8            4,151         3              452               4               167
              Kehm, Nathan H.           8            4,151         1               59               2               129
              McCloskey, Kevin R.       2            1,379         -                -               8 (1)           285 (18)
              Nichol, John L.           5            1,846         -                -               -                 -
              Smith, Christopher J.     2              670         1              155               4                74

Franklin      Baughman, Bruce           7           10,230         -                -               -                 -
              Lippman, William J.       7           10,230         -                -               -                 -
              McGee, Margaret           7           10,230         -                -               -                 -
              Taylor, Don               7           10,230         -                -               -                 -

GSAM          Ehlers, Herbert E.       29            9,100         1               65             612 (15)       20,700 (1,950)
              Rominger, Eileen         19            9,300         0                0             320 (1)         7,600 (113)

GSAM-Int'l    Lindsay, Iain             3              491        31 (9)       11,100 (4,000)      95 (12)       25,800 (5,600)
              Moffitt, Philip           3              491        31 (9)       11,100 (4,000)      95 (12)       25,800 (5,600)
              Wilson, Andrew F.         3              491        31 (9)       11,100 (4,000)      95 (12)       25,800 (5,600)

Marsico       Marsico, Thomas F.       29           21,463        12            1,074             168            16,973

MFS           Adams, William J.        14           22,999         1              335               2                47
              Beatty, T. Kevin          8            8,469         1              323               5               307
              Enright, Kenneth J.      18           25,596         -                -               -                 -
              Fischman, Eric B.        13           10,662         -                -               1                33
              Gorham, Steven R.        23           29,987         3              677              25             3,439
              Langsner, Alan T.        18           25,596         -                -               -                 -
              Laupheimer, John D.       8            8,469         1              323               5               307
              Roberge, Michael W.      11           22,565         2               29               -                 -
              Sette-Ducati, David E.   14           11,020         -                -               6               114
              Taylor, Brooks            8           20,807         -                -               -                 -
              Zatlyn, Nicole M.         -                -         -                -               -                 -

                                                                          OTHER ACCOUNTS
                                                                      (As of January 31, 2005)
                                     ---------------------------------------------------------------------------------------
                                     Registered Investment           Pooled Investment
                                           Companies                     Vehicles                      Other Accounts
                                           ---------                    --------                      --------------
 Advisers/                            No. of        Assets         No. of      Total Assets       No. of        Total Assets
Subadviser    Portfolio Managers     Accounts   (in $millions)    Accounts   (in $millions)      Accounts       (in $millions)
----------    ------------------     --------   --------------    --------   --------------      --------       --------------
Putnam        Copper, Fredrick J.       7       $    2,277           5 (1)     $   555 ($41)         1          $     0.1
              Ginsburg, Robert          8           18,127           9             537              14                981
              Grana, Daniel             1              113           6 (1)         725 (279)         -                  -
              Holding, Pamela R.        5            1,436           4             482               1                0.2
              Malak, Saba               6           16,666           2               6               3                142
              Morgan, Kelly             8 (1)       18,127 (1,232)  10             537              14                981
              Oler, Stephen S.          4            6,479          14 (2)       2,079 (851)        15              2,313
              Stairs, George W.         7            2,277           5 (1)         555 (41)          1                0.1

SAAMCo        Braun, Greg A.           13              924           7           1,118               -                  -
              Clifford, Brian P.        9              679           -               -               -                  -
              Gannon, Francis D.       11            1,351           -               -               -                  -
              Neimeth, Steve A.         4              586           -               -               -                  -
              Reeg, Thomas             13              924           7           1,118               -                  -

Templeton     Docal, Antonio            2               10          17           1,668              10              1,712
              Hellmer, Tine             2              522           -               -               6                504
              Motyl, Gary P.            7            8,048          11            2029               8              3,530

USBAM         Bren, Gerald C.           1       $    1,698          17         $   217               -                  -
              French, Walter            -                -           -               -               -                  -
              Johnson, Cori B.          1       $    1,698          17         $   217               -                  -

Van Kampen    Baurmeister, Eric        10              749           4             695               5              1,200
              Finnerty, Sheila         11            2,300           1             118              12              1,200
              Kuane, Federico          10              749           4             695               5              1,200
              Loery, Gordon W.         10              749           4             695               5              1,200
              McKenna, Abigail         10              749           4             695               5              1,200
              Thivierge, Ann            5            2,164           1             432               8              5,965
              Umansky, Alexander L.     3              560           1              50               -                  -



POTENTIAL CONFLICTS OF INTEREST



      As shown in the tables above, the Portfolio Managers are responsible for managing other accounts ("Other Accounts") in addition to the Portfolios. In certain instances, conflicts may arise in their management of a Portfolio and such Other Accounts.



   - Trade Allocations. One situation where a conflict may arise between the Portfolio and an Other Account is in the allocation of trades among the Portfolio and the Other Account. For example, a Subadviser may determine that there is a security that is suitable for a Portfolio as well as for Other Accounts of a Subadviser, which has a similar investment objective. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security, which may adversely affect the value of securities held by the Portfolio. The Trust and the Subadvisers have adopted policies and procedures regarding the allocation of trades, which generally require that securities be allocated among the Portfolios and Other Accounts in a manner that is fair, equitable and consistent with their fiduciary obligations to each.



   - Performance Based Advisory Fees and Portfolio Manager Compensation. As discussed above, a Subadviser may base a Portfolio Manager's incentive compensation only on the performance of the Subadviser's proprietary Other Accounts and not those accounts which it serves as a subadviser, such as the Portfolios. This creates a conflict that the Portfolio Manager might focus his attention on those Other Accounts that contribute to his compensation and not on the Portfolios.

   - Allocation of Portfolio Managers' Time. The Portfolio Managers' management of the Portfolios and Other Accounts may result in portfolio manager devoting a disproportionate amount of time and attention to the management of a Portfolio and Other Accounts if the Portfolios and Other Accounts have different objectives, benchmarks, time horizons, and fees. Generally, the Subadvisers seek to manage such competing interest for the time and attention of the portfolio managers. For example, certain Subadvisers may have their portfolio managers focus on a particular investment strategy or investment discipline, such as investing primarily in value-oriented equity securities of companies located outside the U.S. In such cases, portfolio holdings, position sizes, and industry and sector exposure tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.



   - Personal Trading by Portfolio Managers. The management of personal accounts by a Portfolio Manager may give rise to potential conflicts of interest. While generally, a Subadviser's code of ethics will impose limits on the ability of a Portfolio Manager to trade for his or her personal account, there is no assurance that the Subadvisers' codes of ethics will eliminate such conflicts.



      Other than the conflicts described above, the Trust is not aware of any material conflicts that may arise in the connection with each Subadviser's management of the Portfolios investments and such Other Accounts.



COMPENSATION



      Pursuant to the Subadvisory Agreements, each Subadviser is responsible for paying its own expenses in connection with the management of the Portfolios, including the compensation of its Portfolio Managers. The structure and method of compensation of the Portfolio Managers, organized by Subadviser, is described below.



      ALLIANCE. Alliance's compensation program for investment professionals (portfolio managers and research analysts) is designed to be competitive and appropriate to attract and retain the highest caliber employees. Compensation of investment professionals primarily reflects their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds.



      Investment professionals are compensated on an annual basis through a combination of the following: (i) fixed base salary; (ii) discretionary incentive compensation in the form of an annual cash bonus; (iii) discretionary incentive compensation in the form of awards under Alliance's Partners Compensation Plan ("deferred awards") and (iv) discretionary long-term incentive compensation in the form of restricted unit grants. Investment professionals also receive contributions under Alliance's Profit Sharing/401(k) Plan. Alliance's overall profitability determines the total amount of incentive compensation available to investment professionals. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or Alliance terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a closer alignment between the investment professionals and Alliance's clients and mutual fund shareholders. Alliance also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance's publicly traded equity securities.



      An investment professional's total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the investment success of the portfolios managed by the individual. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors.



      DAVIS. Davis portfolio managers' compensation may consist of (i) base salary, (ii) an annual bonus equal to a percentage of growth in Davis' profits,
(iii) awards of equity ("Units") in Davis, including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis purchase shares in selected funds managed by Davis. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the Davis fund shares will be registered in the employee's name based on fund performance, after expenses on a pre-tax basis, versus the S&P 500 Index, and versus peer groups as defined by Morningstar or Lipper. Davis' portfolio managers are provided benefits packages including life insurance, health insurance and participation in company 401(k) plan comparable to that received by other company employees.

      Mr. Feinberg's and Mr. Spears' compensation consists of all four compensation components. Christopher Davis' and Andrew Davis' compensation consists of a base salary.



      FEDERATED. Federated's portfolio managers are paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and stock of Federated Investors, Inc. ("Federated Investors"). There are five weighted performance categories in the Balanced Scorecard. Investment Product Performance ("IPP") is the predominant factor. Of lesser importance are: Leadership/Teamwork/ Communication, Research Performance, Customer Satisfaction, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.



      IPP is measured on a rolling one-, three- and five-calendar year pre-tax total return basis vs. fund benchmarks, and on a rolling three- and five-calendar year pre-tax total return basis versus designated peer groups of comparable funds (e.g., a subset of funds in the same category as established by Lipper). These performance periods are adjusted if the portfolio manager has been managing a fund for less than five years. Other accounts managed managed by the Portfolio Managers may be measured against different benchmarks and certain accounts may be excluded when calculating IPP. The Balanced Scorecard Investment Product Performance score is calculated based on an equal weighting of all accounts managed by the portfolio manager.



      Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers. Customer Satisfaction is assessed through two components: Sales and Marketing Support and Net Sales. Federated's senior management assesses the quality, amount and effectiveness of sales and marketing support, with input from sales management. Net sales are assumed to indirectly reflect customer satisfaction, so net fund flows may be assessed relative to industry trends for the fund category. Financial Success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. Half of the financial success category is measured based on growth of the portfolio manager's funds (assets under management and revenues), and supporting the appropriate number of funds to improve efficiency and enhance strong fund performance. Half of the financial success category is based on the growth in assets under management and revenues attributable to the portfolio manager's Department, to encourage teamwork. The financial success score is lowered if Federated's overall financial targets are not achieved.



      In addition, Mr. Dierker has received or will receive a guaranteed minimum incentive payment for 2004 and 2005. Mr. Nichol was awarded a grant of restricted Federated stock.



      FRANKLIN. Franklin seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin budget guidelines. Portfolio managers have no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:



      -     Base salary. Each portfolio manager is paid a base salary.



      - Annual bonus. Each portfolio manager is eligible to receive an annual bonus. Franklin feels that portfolio managers should have some deferred or equity-based compensation in order to build a vested interest in the company and its shareholders. With this in mind, bonuses generally are split between cash (65%) and restricted shares of Franklin Resources stock (35%). Larger bonus awards are 50% cash and 50% in restricted shares of Franklin Resources stock. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Franklin Advisory Services and the portfolio manager. Any bonus under the plan is completely discretionary. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:

              - Investment Performance: The historic long-term (i.e., 3 and 5 year) investment performance of all accounts managed by the portfolio manager is considered. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark (for example, a Lipper small cap value peer group if the fund invests primarily in small cap stocks with a value strategy) and securities market index (for example, the Russell 2000 Value Index).



              - Research: Since the Franklin equity team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.



              - Non-Investment Performance: The more qualitative contributions of a portfolio manager to Franklin Advisory Services' business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.



         - Additional long term equity-based compensation. Portfolio managers may be awarded options to purchase common shares of Franklin Resources stock that would permit the portfolio to purchase a set amount of shares at the market price on the date of grant. Some portfolio managers may be granted additional restricted shares of Franklin Resources stock. Awards of such equity-based compensation typically vest over time, so as to create incentives to retain key talent.



Portfolio managers also participate in benefit plans and programs available generally to all employees.



      GSAM. GSAM's portfolio managers are paid a fixed base salary and a variable performance bonus. The compensation for the Growth Team, of which Ms. Rominger is a member, and the Value Team, of which Mr. Ehlers is a member, is calculated differently.



      Growth Team. GSAM and the GSAM Growth team's (the "Growth Team") compensation packages for its portfolio managers are comprised of a base salary and performance bonus. The performance bonus is first and foremost tied to the Growth Team's pre-tax performance for its clients and the Growth Team's total revenues for the past year which in part are derived from advisory fees and for certain accounts, performance based fees. The Growth Team measures its performance on a market cycle basis which is typically measured over a three to seven year period, rather than focusing on short term gains in its strategies or short term contributions from a portfolio manager in any given year.



      The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team's performance exceeded performance benchmarks over a market cycle; (3) consistency of performance across accounts with similar profiles; and (4) communication with other portfolio managers within the research process. Benchmarks for measuring performance can either be broad based or narrow based indices which will vary based on client expectations. The benchmark for this Fund is the S&P 500.



      The Growth Team also considers each portfolio manager's individual performance, his or her contribution to the overall long-term performance of the strategy and his/her ability to work as a member of the Team. GSAM and the Growth Team's decision may also be influenced by the following: the performance of GSAM, the profitability of Goldman, Sachs & Co. and anticipated compensation levels among competitor firms.



      Value Team. GSAM and the GSAM Value Team's (the "Value Team") compensation package for its portfolio mangers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio Managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part are derived from advisory fees, and for certain accounts, performance based fees. Anticipated compensation levels among competitor firms may also be considered, but is not a principal factor. The performance bonus is significantly influenced by three-year period of investment performance. The following criteria are considered:

            -     Individual performance (relative, absolute);



            -     Team Performance (relative, absolute);



            -     Consistent performance that aligns with clients' objectives;
                  and



            -     Achievement of top rankings (relative and competitive)



      The investment performance mentioned above is considered only on a pre-tax basis. As it relates to relative performance, the benchmark for this Portfolio is the S&P 500. As mentioned above, performance is measured on a three-year basis.



      Other Compensation. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place, including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio Managers may also receive grants of restricted stock units and/or stock options as part of their compensation.



      Certain GSAM Portfolio Managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.



      GSAM-INTERNATIONAL. GSAM-International and the GSAM-International Fixed Income Team's (the "Fixed Income Team") compensation packages for its portfolio managers are comprised of a base salary and performance bonus. The base salary is fixed. However, the performance bonus is a function of each portfolio manager's individual performance; the Fixed Income Team's total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees; his or her contribution to the overall performance of the Fixed Income team; the performance of GSAM-International; the profitability of Goldman, Sachs & Co.; and anticipated compensation levels among competitor firms. Portfolio Managers are rewarded for their ability to outperform a benchmark while managing risk exposure.



      The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) overall pre-tax portfolio performance; (2) consistency of performance across accounts with similar profiles; (3) compliance with risk budgets; and (4) communication with other portfolio managers within the research process. In addition, the following factors involving the overall performance of the investment style team are also considered when the amount of performance bonus is determined: (1) whether the teams' performance exceeded performance benchmarks over one-year and three-year periods (for Portfolio specific benchmark's please see below); (2) whether the team managed portfolios within a defined range around a targeted tracking error; (3) whether the team performed consistently with objectives and client commitments; (4) whether the team achieved top tier rankings and ratings (a consideration secondary to the above) and (5) whether the team managed all similarly mandated accounts in a consistent manner. The benchmark for this Portfolio is the JP Morgan Government Global Bond Index.



      Other Compensation. In addition to base salary and performance bonus, GSAM-International has a number of additional benefits/deferred compensation programs for all portfolio managers in place, including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio Managers may also receive grants of restricted stock units and/or stock options as part of their compensation.



      Certain GSAM-International Portfolio Managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.



      MARSICO. Marsico's portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, Mr. Marsico's compensation consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico's overall profitability for the period, and (2) individual achievement and contribution.



      Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from Marsico.



      Although Marsico may compare account performance with relevant benchmark indices, portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate the portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico's Investment Team, contributions to Marsico's overall investment performance, discrete securities analysis, and other factors.



      In addition to his salary and bonus, Mr. Marsico may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.



      MFS. MFS's portfolio manager compensation is a combination of base salary and performance bonus. The base salary represents a relatively smaller percentage of portfolio manager's total cash compensation (generally below 33%) than incentive compensation. The performance bonus or incentive compensation represents a majority of the portfolio manager's total cash compensation.



      The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter. The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Portfolio(s) and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods). The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to the investment process (distinct from portfolio performance).



      Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors. Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms.



      PUTNAM. Putnam believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments' total incentive compensation pool that is available to Putnam's Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the Portfolio is its broad investment category as determined by Lipper Inc. The Lipper peer groups for the three SunAmerica Series Trust portfolios managed by Putnam are as follows: (a) Putnam
Growth: Voyager Portfolio is the Lipper Large-Cap Growth Funds; (b) Emerging Markets Portfolio is the Lipper Emerging Markets Funds; and (c) International Growth and Income Portfolio is the Lipper International Large-Cap Core Funds.



      The portion of the incentive compensation pool available to an investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.



      -     Consistent performance means being above median over one year.



      - Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

      - Superior performance (which is the largest component of Putnam Management's incentive compensation program) means being in the top third of the peer group over three and five years.



In determining an investment management team's portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund's Portfolio Leader(s) and Portfolio Member(s), as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management's parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam's profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.



      SAAMCO. The SAAMCo portfolio managers' compensation has both a salary and bonus component. There are no differences between the methods used to determine compensation with respect to the Portfolio and the other accounts. The salary component is a fixed base salary, which is the same for all SAAMCo portfolio managers, and is not based on manager performance. Generally, salary is based upon several factors, including experience and market levels of salary for such position. The bonus components of their salaries are based both on the Portfolio's individual performance and the organizational performance of SAAMCo. The Portfolio's individual performance constitutes seventy-five percent (75%) of the bonus component. It is determined by the Portfolio's one- and three-year performance relative to its Lipper peer group on a pre--tax basis. The amount of the individual performance bonus ranges from zero percent to two hundred and twenty-five percent (0%-225%) of the portfolio manager's base salary.



      The organizational performance component of the portfolio manager's bonus constitutes twenty-five (25%) percent of his bonus. This portion of the bonus ranges from zero percent up to seventy-five percent (0%-75%) of their base salary. There are four factors which are used in determining the organizational component of the portfolio manager's bonus: (1) overall profitability of SAAMCo;
(2) the portfolio manager's overall process of engagement; (3) the construction of the manager's portfolio and exposure to risk; and (4) the portfolio manager's participation in other activities on behalf of SAAMCo.



      TEMPLETON. Templeton seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Templeton budget guidelines. Portfolio managers have no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:



      -     Base salary. Each portfolio manager is paid a base salary.



      - Annual bonus. Each portfolio manager is eligible to receive an annual bonus. Templeton feels that portfolio managers should have some deferred or equity-based compensation in order to build a vested interest in the company and its shareholders. With this in mind, bonuses generally are split between cash (65%) and restricted shares of Franklin Resources stock (35%). Larger bonus awards are 50% cash and 50% in restricted shares of Franklin Resources stock. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Templeton Investment Counsel and the portfolio manager. Any bonus under the plan is completely discretionary. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:



            - Assets: The size and complexity of funds and overall asset size of those funds managed by the Portfolio manager are factored in the manager's appraisal.



            - Investment Performance: The historic investment performance of all accounts managed by the portfolio manager is considered. The pre-tax performance of each fund managed is measured relative to an appropriate securities market index.

            - Research: Since the Templeton global equity team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.



            - Non-Investment Performance: For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.



      - Additional long term equity-based compensation. Portfolio managers may be awarded options to purchase common shares of Franklin Resources stock that would permit the portfolio to purchase a set amount of shares at the market price on the date of grant. Some portfolio managers may be granted additional restricted shares of Franklin Resources stock. Awards of such equity-based compensation typically vest over time, so as to create incentives to retain key talent.



Portfolio managers also participate in benefit plans and programs available generally to all employees.



      USBAM. The USBAM portfolio managers identified in the Prospectus receive a base salary, annual cash incentive and long-term incentive payments. There are no differences between the methods used to determine compensation with respect to the Portfolio and the other accounts.



      Base salary is based upon an analysis of the portfolio manager's general performance, experience and market levels of base pay for such a position. Annual cash incentives are paid based upon investment performance, generally over the past one- and three-year periods unless the portfolio manager's tenure is shorter. The maximum potential annual cash incentive is equal to a multiple of base pay, determined based upon the particular portfolio manager's performance and market levels of base pay for such position. For non-index fund portfolio managers, such as Ms. Johnson and Mr. Bren, the portion of the maximum potential annual cash incentive that is paid is based upon performance relative to the portfolio's benchmark and performance relative to an appropriate Lipper industry peer group. Generally, the threshold for payment of an annual cash incentive is (i) benchmark performance and (ii) median performance versus the peer group. Maximum annual cash incentive is attained at (a) a spread over the benchmark which USBAM believes will, over time, deliver top quartile performance and (b) top quartile performance versus the Lipper industry peer group. Investment performance is measured on a pre-tax basis, gross of fees. Lipper industry peer group performance is also measured gross of fees. Long term incentive payments are paid to portfolio managers on an annual basis based upon general performance and expected contributions to the success of USBAM. Long-term incentive payments are comprised of two components: (i) USBAM phantom equity units and (ii) US Bancorp options and restricted stock.



      VAN KAMPEN. Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.



      - Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.



      - Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation. Discretionary compensation can include:



            -     Cash Bonus;



            - Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;



            - Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio Managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Portfolio;



            - Select Employees' Capital Accumulation Program (SECAP) awards a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and



            - Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.



            Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:



            - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods.



            - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.



            -     Contribution to the business objectives of the Investment
                  Adviser.



            -     The dollar amount of assets managed by the portfolio manager.



            - Market compensation survey research by independent third parties.



            - Other qualitative factors, such as contributions to client objectives.



            - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.



      Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.



OWNERSHIP OF PORTFOLIO SHARES



      As of January 31, 2005, none of the Portfolio Managers who are primarily responsible for the day-to-day management of the Portfolios had any ownership interest in a Portfolio that they managed.



                           PERSONAL SECURITIES TRADING



      The Trust, the Adviser and the Distributor have adopted a written Code of Ethics (the "SAAMCo Code"), which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the SAAMCo Code is (1) any trustee, director, officer, general partner or advisory person of the Trust or the Adviser; (2) any Supervised Person who has access to non-public information on the purchase or sale of the Portfolios' securities, or non-public information regarding the portfolio holdings of the Portfolios; (3) any Supervised Person who is involved in making securities recommendations to the Portfolios, or has access to such recommendations that are non-public; and (4) any other persons designated by the Review Officer (as defined in the SAAMCo Code) as having access to current trading information. A "Supervised Person" means the Adviser's partners, officers, directors and employees, and any other person who provides advice on behalf of the Adviser and is subject to the Adviser's supervision and control.



      The guidelines on personal securities trading relate to: (i) securities being considered for purchase or sale, or purchased or sold, by any investment company advised by the Adviser, (ii) Initial Public Offerings, (iii) private placements, (iv) blackout periods, (v) short-term trading profits, (vi) market timing and (vii) services as a director. Subject to certain restrictions, Access Persons may invest in securities, including securities that may be purchased or held by the Portfolios. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel. The Adviser reports to the Board of Trustees on a quarterly basis, as to whether there were any violations of the SunAmerica Code by Access Persons of the Trust or any Subadviser during the quarter.



      Each of the Subadvisers has adopted a code of ethics. Provisions of a Subadviser's Code of Ethics are applicable to persons who, in connection with their regular functions or duties as employees of the Subadviser, make, participate in, or obtain information regarding the purchase or sale of a security, or whose functions relate to the making of any recommendation with respect to such purchase or sale by the Portfolio managed by such Subadviser. Such provisions may be more restrictive than the provision set forth in the SAAMCo Code. Material violations of a Subadviser's Code of Ethics will be reported to the Trust's board of trustees.


                             DISTRIBUTION AGREEMENT

      The Trust, on behalf of each Portfolio, has entered into a distribution agreement (the "Distribution Agreement") with the Distributor, a registered broker-dealer and an indirect wholly owned subsidiary of AIG, to act as the principal underwriter in connection with the continuous offering of each class of shares of each Portfolio to the Separate Accounts of the Life Companies. The address of the Distributor is Harborside Financial Center, 3200 Plaza Five, Jersey City, New Jersey 07311-4992. The Distribution Agreement provides that the Distributor may also distribute shares of the Portfolios. The Distribution Agreement also provides that the Distributor will pay the promotional expenses, including the cost of printing and distributing prospectuses, annual reports and other periodic reports with respect to each Portfolio, for distribution to persons who are not shareholders of such Portfolio and the costs of preparing, printing and distributing any other supplemental advertising and sales literature. However, certain promotional expenses may be borne by the Portfolios, including printing and distributing prospectuses, proxy statements, notices, annual reports and other periodic reports to existing shareholders.

      After its initial approval, the Distribution Agreement will continue in effect for an initial two year term and thereafter from year to year, with respect to each Portfolio, if such continuance is approved at least annually by vote of a majority of the Trustees, including a majority of the disinterested Trustees. The Trust or the Distributor each has the right to terminate the Distribution Agreement with respect to a Portfolio on 60 days' written notice, without penalty. The Distribution Agreement automatically terminates with respect to each Portfolio in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

                                RULE 12b-1 PLANS

      The Board of Trustees has adopted a Rule 12b-1 Plan for Class 1 shares (the "Class 1 Plan"), Class 2 shares (the "Class 2 Plan") and Class 3 shares (the "Class 3 Plan" and, together with the Class 1 Plan and Class 2 Plan, the "12b-1 Plans") pursuant to Rule 12b-1 under the 1940 Act. Reference is made to "Account Information" in the Prospectuses for certain information with respect to the Class 1, Class 2 and Class 3 Plans. The Class 1 Plan does not provide for a service fee. The Class 2 Plan provides for service fees payable at the annual rate of 0.15% of the average daily net assets of such Class 2 shares. The Class 3 Plan provides for service fees payable at the annual rate of 0.25% of the average daily net assets of such Class 3 shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of Class 2 and 3 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and 3 shares. It is possible that, in any given year, the amount paid to certain financial intermediaries for such services could exceed the financial intermediaries' costs as described above.


      From August 1, 2002 through November 30, 2004, Class 1 and Class 2 shares of each Portfolio were subject to distribution fees pursuant to the 12b-1 Plans. From September 30, 2002 through November 30, 2004, Class 3 shares of each Portfolio were subject to distribution fees pursuant to the 12b-1 Plans. Each Portfolio, other than the Cash Management Portfolio participated in directed brokerage programs, whereby a portion of the brokerage commissions generated by a Portfolio was used to make payments to the Distributor to pay for various distribution activities. Such payments to the Distributor did not exceed an annual rate of 0.75% of the average daily net assets of

Class 1, Class 2 and Class 3 shares of each Portfolio to compensate the Distributor and certain financial intermediaries to pay for activities principally intended to result in the sale of Class 1, Class 2 and Class 3 shares of each Portfolio. Effective November 30, 2004, the distribution fee component of the 12b-1 Plan for Class 1, Class 2 and Class 3 shares of each Portfolio was terminated.



      DISTRIBUTION, ACCOUNT MAINTENANCE AND SERVICE FEES



      The following table sets forth the distribution, account maintenance and service fees the Distributor received from the Portfolios for the fiscal years ended January 31, 2005, 2004 and 2003.



                                                  2005                             2004                            2003
                                   -----------------------------     -----------------------------   -------------------------------
            PORTFOLIO              CLASS 1    CLASS 2    CLASS 3     CLASS 1    CLASS 2    CLASS 3   CLASS 1    CLASS 2   CLASS 3(1)
---------------------------------- -------    -------    -------     -------    -------    -------   -------    -------   ----------
Cash Management                         N/A   $ 88,210   $236,202        N/A   $100,823   $101,696        N/A   $ 83,431   $  2,694
Corporate Bond                          N/A   $ 88,551   $149,874        N/A   $ 75,726   $ 36,750        N/A   $ 38,841   $    968
Global Bond                             N/A   $ 22,923   $ 32,285        N/A   $ 19,097   $ 11,194        N/A   $ 10,559   $    269
High-Yield Bond                         N/A   $ 65,015   $ 88,673        N/A   $ 51,174   $ 44,400        N/A   $ 17,685   $    769
Worldwide High Income                   N/A   $ 10,986   $  2,769        N/A   $  8,939   $    905        N/A   $  2,957   $     59
SunAmerica Balanced                     N/A   $ 40,067   $ 25,112        N/A   $ 35,307   $  6,963        N/A   $ 22,599   $    230
MFS Total Return                   $105,565   $236,314   $261,936   $104,938   $199,013   $ 78,801   $ 40,794   $ 96,255   $  1,890
Telecom Utility                       5,744   $  6,282   $    359   $ 18,419   $  6,632   $    432   $ 40,950   $  5,958   $     74
Equity Income                           N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Equity Index                            N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Growth-Income                      $252,867   $ 83,274   $ 40,255   $370,326   $ 83,648   $ 17,534   $141,016   $ 50,099   $    778
Federated American Leaders         $ 78,811   $ 41,914   $ 62,362   $142,763   $ 42,367   $ 12,585   $ 26,845   $ 21,338   $    520
Davis Venture Value                $ 73,973   $300,679   $401,241   $ 27,950   $200,802   $ 96,392        N/A   $107,583   $  2,277
"Dogs" of Wall Street                   N/A   $ 32,008   $ 25,806        N/A   $ 22,733   $  8,063        N/A   $ 11,008   $    227
Alliance Growth                    $293,985   $124,247   $137,469   $263,613   $ 98,557   $ 34,657   $106,522   $ 57,548   $    982
Goldman Sachs Research             $    652   $  9,888   $  1,658   $    274   $  7,953   $    569        N/A   $  4,734   $    105
MFS Massachusetts Investors Trust  $ 49,696   $ 51,137   $ 69,534   $112,782   $ 46,934   $ 23,259   $ 48,723   $ 21,840   $    546
Putnam Growth: Voyager             $ 49,015   $ 16,773   $  7,407   $108,545   $ 20,687   $  4,278   $ 47,817   $ 12,618   $    318
Blue Chip Growth                   $    672   $ 20,248   $ 17,354        N/A   $ 16,401   $  4,876        N/A   $  8,532   $    179
Real Estate                        $  1,004   $ 39,071   $ 51,557        N/A   $ 25,501   $ 11,775        N/A   $ 10,555   $    291
Small Company Value                     N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
MFS Mid-Cap Growth                 $ 26,360   $ 88,286   $116,866   $ 71,762   $ 74,376   $ 40,617   $ 36,000   $ 34,372   $    948
Aggressive Growth                  $  2,576   $ 19,037   $ 12,165        N/A   $ 15,177   $  3,537        N/A   $  8,512   $    149
Growth Opportunities                    N/A   $ 10,172   $  8,137        N/A   $  8,240   $  2,705        N/A   $  3,980   $    186
Marsico Growth                     $  1,319   $ 62,909   $ 47,520        N/A   $ 45,135   $ 16,248        N/A   $ 17,001   $    461
Technology                         $ 38,529   $ 29,194   $ 26,743   $ 31,031   $  7,832   $  3,524   $  5,041   $  5,963   $    265
Small & Mid Cap Value (2)               N/A   $ 67,776   $239,658        N/A   $ 21,065   $ 40,435        N/A   $  2,659   $    985
International Growth and Income    $ 43,378   $ 52,062   $ 66,049   $106,962   $ 45,008   $ 23,557        N/A   $ 17,086   $    556
Global Equities                    $ 56,247   $ 21,868   $ 15,102   $ 64,488   $ 20,801   $  4,139   $ 22,861   $ 12,167   $    160
International Diversified Equities $  3,120   $ 60,702   $179,274   $  7,739   $ 29,166   $ 41,318        N/A   $ 14,196   $    894
Emerging Markets                   $ 34,684   $ 18,715   $ 19,654   $ 80,846   $ 12,742   $  5,872        N/A   $  3,554   $    146
Foreign Value (2)                       N/A   $ 74,365   $314,010        N/A   $ 26,282   $ 60,694        N/A   $  3,016   $  1,509


(1) From date of inception of September 30, 2002 for all except Telecom Utility and Worldwide Income Portfolios which was November 11, 2002.

(2)   From (commencement of operations) on August 1, 2002.

      Continuance of the 12b-1 Plans with respect to each Portfolio is subject to annual approval by vote of the Trustees, including a majority of the Independent Trustees. Each 12b-1 Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to Class 1, Class 2 and Class 3 shares of a Portfolio, without approval of the shareholders of the Class 1, Class 2 and Class 3 shares of the Portfolio, respectively. In addition, all material amendments to each 12b-1 Plan must be approved by the Trustees in the manner described above. The 12b-1 Plans may be terminated at any time with respect to a Portfolio without payment of any penalty by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of Class 1, Class 2 and Class 3 shares of the Portfolio, respectively. So long as each 12b-1 Plan is in effect, the election and nomination of the Independent Trustees of the Trust shall be committed to the discretion of the Independent

Trustees. In the Trustees' quarterly review of the 12b-1 Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the 12b-1 Plans. In their consideration of the 12b-1 Plans with respect to each Portfolio, the Trustees must consider all factors they deem relevant, including information as to the benefits for the Portfolio for the shareholders of Class 1, Class 2 and Class 3 shares of the Portfolio.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

      Under the Code, each Portfolio is treated as a separate regulated investment company providing qualification requirements are met. To qualify as a regulated investment company, a Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. government securities, and other securities limited in respect of any one issuer to not greater than 5% of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies).

      So long as a Portfolio qualifies as a regulated investment company, such Portfolio will not be subject to federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends. Dividends from net investment income and capitol gain distributions, if any, are paid annually. All distributions are reinvested in shares (of the same class) of the Portfolio at net asset value unless the transfer agent is instructed otherwise.

      Generally, a regulated investment company must timely distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid imposition of a nondeductible 4% excise tax. However, the excise tax generally does not apply to a regulated investment company whose only shareholders are certain tax-exempt trust or segregated asset accounts of life insurance companies held in connection with variable contracts. In order to avoid imposition of the excise tax, each Portfolio intends to qualify for this exemption or to comply with the calendar year distribution requirement.

      Each Portfolio of the Trust is also subject to variable contract asset diversification regulations prescribed by the U.S. Treasury Department under the Code. These regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the value of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, but each U.S. agency or instrumentality is treated as a separate issuer. If a Portfolio fails to comply with these regulations, the contracts invested in that Portfolio will not be treated as annuity, endowment or life insurance contracts for federal income tax purposes and the income allocable to the contracts will be subject to federal income tax as ordinary income.

      Since the shares of the Portfolios are offered only in connection with the Variable Contracts, no discussion is set forth herein as to the U.S. federal income tax consequences at the shareholder level. For information concerning the U.S. federal income tax consequences to purchasers of the Variable Contracts, see the Prospectuses for such contracts.

      A Portfolio may invest in debt securities issued at a discount or providing for deferred interest, which may result in income to the Portfolio equal, generally, to a portion of the excess of the face value of the securities over the issue price thereof ("original issue discount") each year that the securities are held, even though the Portfolio receives no actual interest payments thereon. Original issue discount is treated as income earned by a Portfolio and, therefore, is subject to distribution requirements of the Code applicable to regulated investment companies. Since the original issue discount income earned by a Portfolio in a taxable year may not be represented by cash income, the Portfolio may have to dispose of securities, which it might otherwise have continued to hold, or borrow to generate cash in order to satisfy its distribution requirements. In addition, a Portfolio's investment in foreign currencies or foreign currency denominated or referenced debt securities and contingent payment or inflation-indexed debt instruments also may accelerate the Portfolio's recognition of taxable income in excess of cash generated by such investments.

      Options, forward contracts, futures contracts and foreign currency transactions entered into by a Portfolio will be subject to special tax rules. These rules may accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and/or convert short-term capital losses into long-term capital losses. As a result, these rules could affect the amount, timing and character of distributions by a Portfolio.

      The Real Estate Portfolio may invest in REITs that hold residual interests in REMICs. Under regulations to be prescribed by Treasury (which, if and when issued, could apply retroactively), the Real Estate Portfolio may have income from a REIT that is attributable to the REIT's residual interest in a REMIC and that is treated as an "excess inclusion". Under certain circumstances, the shareholders of the Real Estate Portfolio may have income constituting an "excess inclusion" (in proportion to the dividends received by such shareholders from the Real Estate Portfolio) with the same federal income tax consequences as if such shareholders held the related REMIC residual interest directly.

      A "passive foreign investment company" ("PFIC") is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Portfolio acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock or on any gain from disposition of the stock (collectively, the "PFIC income"), plus a certain interest charge, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. A Portfolio may make a mark-to-market election with respect to any stock it holds of a PFIC, if such stock is marketable (as defined by the Code for purposes of such election). For these purposes, all stock in a PFIC that is owned directly or indirectly by a regulated investment company is treated as marketable stock. If the election is in effect, at the end of the Portfolio's taxable year, the Portfolio will recognize annually the amount of mark-to-market gains, if any, with respect to PFIC stock as ordinary income. No ordinary loss will be recognized on the marking to market of PFIC stock, except to the extent of gains recognized in prior years. Alternatively, a Portfolio may elect to treat any PFIC in which it invests as a "qualified electing fund," in which case, in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in its income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio; those amounts would be subject to the distribution requirements applicable to the Portfolio described above. In order to make this election, a Portfolio would be required to obtain certain information from the PFIC, which, in many cases, may be difficult to do.

      Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Portfolio will be subject, since the amount of the Portfolio assets to be invested in various countries is not known. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes.


      For the fiscal year ended January 31, 2005, the Portfolios had the following capital loss carry-forwards which will expire between 2006 and 2013:



                                               LOSS
             PORTFOLIO                    CARRY-FORWARDS
----------------------------------        --------------
Cash Management                           $      834,614
Corporate Bond                                14,993,245
High-Yield Bond                              129,138,879
Worldwide High Income                         55,392,545
SunAmerica Balanced                          125,463,852
MFS Total Return                               1,143,562
Telecom Utility                               51,880,140
Equity Index                                   3,181,976
Growth-Income                                169,351,595
Federated American Leaders                    20,687,164

                                               LOSS
             PORTFOLIO                    CARRY-FORWARDS
----------------------------------        --------------
Davis Venture Value                          178,900,855
Alliance Growth                            1,004,727,733
Goldman Sachs Research                        19,170,616
MFS Massachusetts Investors Trust             75,806,841
Putnam Growth: Voyager                       207,641,913
Blue Chip Growth                               9,463,331
MFS Mid-Cap Growth                           246,209,252
Aggressive Growth                            239,630,513
Growth Opportunities                          22,286,685
Marsico Growth                                 2,878,944
Technology                                    58,414,012
International Growth and Income               51,533,302
Global Equities                              191,700,510
International Diversified Equities            87,457,833
Emerging Markets                               8,577,329


      To the extent not yet utilized, such losses will be available to each of the Portfolios to offset future gains through 2005 and 2012. The utilization of such losses will be subject to annual limitations under the Code.

                               PORTFOLIO TURNOVER


      For the fiscal year ended January 31, 2005, the portfolio turnover rate was significantly lower than 2004 for the Worldwide High Income Portfolio and the International Growth and Income Portfolio. With respect to the Worldwide High Income Portfolio, the primary reason for the decrease was current market conditions, which include lower spreads and lower volatility in the market for emerging market bonds. With respect to the International Growth and Income Portfolio, the Sub-adviser attributes the decrease in portfolio turnover to a reduction in shareholders' contributions into and redemptions out of the Portfolio.



      For the fiscal year ended January 31, 2004, the portfolio turnover rate was significantly lower than 2003 for the Small Company Value Portfolio and the Mid Cap Growth Portfolio due to the transition in Subadviser in 2003 and a change in portfolio management, respectively. The difference in the portfolio turnover rate for the Putnam Growth: Voyager Portfolio and the International Growth and Income Portfolio between the two last fiscal years was due to market conditions and cash flow activity. In 2002 market volatility presented the Real Estate Portfolio with a number of opportunities to sell companies which the market had fully valued and used the proceeds to purchase high quality companies without having to pay premium prices. The subadviser saw fewer opportunities to make advantageous trades in 2003, and this was reflected in the lower portfolio turnover. With respect to the Telecom Utility Portfolio, the reasons for the decreased portfolio turnover rate from 2003 to 2004 were based on the following circumstances: (1) given the tremendous changes going on in the telecom and utility sectors in 2002 (bankruptcies, credit downgrades, asset sales, equity issuances, and fraud) the Portfolio was significantly more active. (2) In addition, adjustments in late 2002 were made to the Portfolio to take advantage of a strong/positive market in 2003 (utility sector weight lowered and telecom sector increased) and high yielding stocks and converts were deemphasized; therefore less trading was needed in 2003. (2) Finally, as market/stock valuations ballooned in 2003, it was difficult to find better opportunities than the stocks currently in the Portfolio. With respect to the Global Bond Portfolio the increase in the portfolio turnover rate for 2004 from 2003 was due to increased volatility in the market in 2003. The Portfolio was able to take advantage of opportunities to enter into various tactical trades, particularly with regards to country and duration decisions. Additionally, the Portfolio took advantage of the spread tightening in the corporate bond market by taking profits in well-performing issues. The decline in the portfolio turnover rate from 2003 to 2004 for the Goldman Sachs Research Portfolio was due to a change in the investment style of portfolio management to a longer-term investment philosophy, which resulted in substantially less trading, and as a result, lower turnover.

                               SHARES OF THE TRUST

      The Trust consists of thirty-two separate Portfolios, each of which offers Class 1, Class 2 and Class 3 shares. All shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing Trustees unless and until such time as fewer than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees, provided that immediately after the appointment of any successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except that amendments to conform the Declaration of Trust to the requirements of applicable federal laws or regulations or the regulated investment company provisions of the Code may be made by the Trustees without the vote or consent of shareholders. If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely.

      In matters affecting only a particular Portfolio, the matter shall have been effectively acted upon by a majority vote of that Portfolio even though:
(1) the matter has not been approved by a majority vote of any other Portfolio; or (2) the matter has not been approved by a majority vote of the Trust.

      The classes of shares of a given Portfolio are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service and distribution fees while Class 1 shares are subject to distribution fees; (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 Plan adopted with respect to Class 2 and 3 shares and (iv) Class 1 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 1 shares.


      As of January 31, 2005, AIG SunAmerica Life Assurance Company, First SunAmerica Life Insurance Company, AIG Life Insurance Company ("AIG Life"), American International Life Assurance Company of New York ("AILAC"), American General Life Insurance Company ("AG Life") and The United States Life Insurance Company in the City of New York ("US Life"), owned, directly or indirectly, 100% of the outstanding shares of all Portfolios. AIG Life, AILAC, AG Life and US Life are collectively referred to as the "Other Affiliated Life Insurance Companies" in the table below. Shares of the Trust are owned through the life companies' separate accounts. The ownership of the Trust's shares is as follows:



                                                          AIG SUNAMERICA     FIRST SUNAMERICA     OTHER AFFILIATED
                                                          LIFE ASSURANCE      LIFE INSURANCE       LIFE INSURANCE
                                                             COMPANY             COMPANY              COMPANIES
                                                          --------------     ----------------     ----------------
Aggressive Growth Portfolio (Class 1)                          93.90%             5.03%                    *
Aggressive Growth Portfolio (Class 2)                         100.00%               --                    --
Aggressive Growth Portfolio (Class 3)                          96.42%                *                    --

Alliance Growth Portfolio (Class 1)                            95.47%                *                     *
Alliance Growth Portfolio (Class 2)                           100.00%               --                    --
Alliance Growth Portfolio (Class 3)                            95.70%                *                    --

Blue Chip Growth Portfolio (Class 1)                           93.59%             6.05%                    *
Blue Chip Growth Portfolio (Class 2)                          100.00%               --                    --
Blue Chip Growth Portfolio (Class 3)                           93.16%             6.84%                   --

Cash Management Portfolio (Class 1)                            93.33%             5.54%                    *
Cash Management Portfolio (Class 2)                           100.00%               --                    --
Cash Management Portfolio (Class 3)                            97.53%                *                    --

                                                          AIG SUNAMERICA     FIRST SUNAMERICA     OTHER AFFILIATED
                                                          LIFE ASSURANCE      LIFE INSURANCE       LIFE INSURANCE
                                                             COMPANY             COMPANY              COMPANIES
                                                          --------------     ----------------     ----------------
Corporate Bond Portfolio (Class 1)                             95.47%                *                     *
Corporate Bond Portfolio (Class 2)                            100.00%               --                    --
Corporate Bond Portfolio (Class 3)                             97.43%                *                    --

Davis Venture Value Portfolio (Class 1)                        96.80%                *                     *
Davis Venture Value Portfolio (Class 2)                       100.00%               --                    --
Davis Venture Value Portfolio (Class 3)                        97.02%                *                    --

"Dogs" of Wall Street Portfolio (Class 1)                      96.06%                *                     *
"Dogs" of Wall Street Portfolio (Class 2)                     100.00%               --                    --
"Dogs" of Wall Street Portfolio (Class 3)                      97.52%                *                    --

Emerging Markets Portfolio (Class 1)                           93.96%             5.27%                    *
Emerging Markets Portfolio (Class 2)                          100.00%               --                    --
Emerging Markets Portfolio (Class 3)                           96.26%                *                    --

Equity Income Portfolio (Class 1)                             100.00%               --                    --

Equity Index Portfolio (Class 1)                              100.00%               --                    --

Federated American Leaders Portfolio (Class 1)                 94.81%             5.02%                    *
Federated American Leaders Portfolio (Class 2)                100.00%               --                    --
Federated American Leaders Portfolio (Class 3)                 96.74%                *                    --

Foreign Value Portfolio (Class 2)                             100.00%               --                    --
Foreign Value Portfolio (Class 3)                              97.19%                *                    --

Global Bond Portfolio (Class 1)                                95.63%                *                     *
Global Bond Portfolio (Class 2)                               100.00%               --                    --
Global Bond Portfolio (Class 3)                                98.87%                *                    --

Global Equities Portfolio (Class 1)                            97.00%                *                     *
Global Equities Portfolio (Class 2)                           100.00%               --                    --
Global Equities Portfolio (Class 3)                            96.96%                *                    --

Goldman Sachs Research Portfolio (Class 1)                     96.02%                *                     *
Goldman Sachs Research Portfolio (Class 2)                    100.00%               --                    --
Goldman Sachs Research Portfolio (Class 3)                     92.23%             7.77%                   --

Growth-Income Portfolio (Class 1)                              95.71%                *                     *
Growth-Income Portfolio (Class 2)                             100.00%               --                    --
Growth-Income Portfolio (Class 3)                              97.60%                *                    --


Growth Opportunities Portfolio (Class 1)                       93.77%             5.64%                    *
Growth Opportunities Portfolio (Class 2)                      100.00%               --                    --
Growth Opportunities Portfolio (Class 3)                       97.23%                *                    --

High-Yield Bond Portfolio (Class 1)                            95.08%                *                     *
High-Yield Bond Portfolio (Class 2)                           100.00%               --                    --
High-Yield Bond Portfolio (Class 3)                            98.59%                *                    --

International Diversified Equities Portfolio (Class 1)         95.95%                *                     *
International Diversified Equities Portfolio (Class 2)        100.00%               --                    --
International Diversified Equities Portfolio (Class 3)         96.75%                *                    --

International Growth & Income Portfolio (Class 1)              95.69%                *                     *
International Growth & Income Portfolio (Class 2)             100.00%               --                    --

                                                          AIG SUNAMERICA     FIRST SUNAMERICA     OTHER AFFILIATED
                                                          LIFE ASSURANCE      LIFE INSURANCE       LIFE INSURANCE
                                                             COMPANY             COMPANY              COMPANIES
                                                          --------------     ----------------     ----------------
International Growth & Income Portfolio (Class 3)              97.13%                *                    --

Marsico Growth Portfolio (Class 1)                             95.80%                *                     *
Marsico Growth Portfolio (Class 2)                            100.00%               --                    --
Marsico Growth Portfolio (Class 3)                             97.80%                *                    --

MFS Massachusetts Investors Trust Portfolio (Class 1)          95.00%                *                     *
MFS Massachusetts Investors Trust Portfolio (Class 2)         100.00%               --                    --
MFS Massachusetts Investors Trust Portfolio (Class 3)          96.29%                *                    --

MFS Mid-Cap Growth Portfolio (Class 1)                         94.36%                *                     *
MFS Mid-Cap Growth Portfolio (Class 2)                        100.00%               --                    --
MFS Mid-Cap Growth Portfolio (Class 3)                         97.13%                *                    --

MFS Total Return Portfolio (Class 1)                           96.29%                *                     *
MFS Total Return Portfolio (Class 2)                          100.00%               --                    --
MFS Total Return Portfolio (Class 3)                           98.34%                *                    --

Putnam Growth: Voyager Portfolio (Class 1)                     95.56%                *                     *
Putnam Growth: Voyager Portfolio (Class 2)                    100.00%               --                    --
Putnam Growth: Voyager Portfolio (Class 3)                     94.61%             5.39%                   --

Real Estate Portfolio (Class 1)                                95.72%                *                     *
Real Estate Portfolio (Class 2)                               100.00%               --                    --
Real Estate Portfolio (Class 3)                                97.15%                *                    --

Small & Mid Cap Value Portfolio (Class 2)                     100.00%               --                    --
Small & Mid Cap Value Portfolio (Class 3)                      98.40%                *                    --

Small Company Value Portfolio (Class 1)                       100.00%               --                    --

SunAmerica Balanced Portfolio (Class 1)                        94.95%                *                     *
SunAmerica Balanced Portfolio (Class 2)                       100.00%               --                    --
SunAmerica Balanced Portfolio (Class 3)                        97.64%                *                    --

Technology Portfolio (Class 1)                                 96.17%                *                     *
Technology Portfolio (Class 2)                                100.00%               --                    --
Technology Portfolio (Class 3)                                 97.64%                *                    --

Telecom Utility Portfolio (Class 1)                            95.12%                *                     *
Telecom Utility Portfolio (Class 2)                           100.00%               --                    --
Telecom Utility Portfolio (Class 3)                            62.97%            37.03%                   --

Worldwide High Income Portfolio (Class 1)                      94.95%                *                     *
Worldwide High Income Portfolio (Class 2)                     100.00%               --                    --
Worldwide High Income Portfolio (Class 3)                      78.77%            21.23%                   --



* Denotes less than 5% ownership.


                                 PRICE OF SHARES

      Shares of the Trust are currently offered only to the separate accounts of the Life Companies ("Variable Separate Accounts"). The Trust is open for business on any day the NYSE is open for business. Shares are valued each day as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). Each Portfolio calculates the net asset value of each class of its shares separately by dividing the total value of its net assets of each class by the number of such class shares outstanding. The net asset value of each class of a Portfolio's shares will also be computed on each other day in which there is a sufficient degree of trading in such portfolio's securities that the net asset value of its shares might be materially affected by changes in the values of the portfolio securities; provided, however, that on such day the Trust receives a request to purchase or redeem such Portfolio's shares. The days and times of such computation may, in the future, be changed by the Trustees in the event that the portfolio securities are traded in significant amounts in markets other than the NYSE, or on days or at times other than those during which the NYSE is open for trading.

      Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

      Non-convertible bonds and debentures and other long-term debt securities normally are valued at prices obtained for the day of valuation from a bond pricing service, when such prices are available. In circumstances where the Adviser or Subadviser deems it appropriate to do so, an over-the-counter or exchange quotation (at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type) may be used.


      As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. All of the Portfolios, other than the Cash Management Portfolio, may invest in foreign securities in varying amounts.


      U.S. Treasury bills, and other obligations issued by the U.S. government, its agencies or instrumentalities, certificates of deposit issued by banks, corporate short-term notes and other short-term investments with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, for securities of comparable maturity, quality and type. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Options on currencies purchased by a Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. Futures contracts involving foreign currencies traded on exchanges are valued at their last sale or settlement price as of the close of such exchanges or if no sales are reported, at the mean between the last reported bid and asked prices. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or Subadviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees. The fair value of all other assets is added to the value of securities to arrive at the respective Portfolio's total assets.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

      It is the policy of the Trust, in effecting transactions in portfolio securities, to seek the best execution at the most favorable prices. The determination of what may constitute best execution involves a number of considerations, including the economic result to the Trust (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions and the financial strength and stability of the broker. Such considerations are judgmental and are considered in determining the overall reasonableness of brokerage commissions paid. Sales of Portfolio shares is not considered a factor in the selection of a broker to effect transactions in Portfolio securities.


      A factor in the selection of brokers is the receipt of research services -- analyses and reports concerning issuers, industries, securities, economic factors and trends -- and other statistical and factual information. Research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by the Adviser or Subadviser.

      The Adviser or Subadviser may cause a Portfolio to pay broker-dealers commissions that exceed what other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. The extent to which commissions may reflect the value of research services cannot be presently determined. To the extent that research services of value are provided by broker-dealers with or through whom the Adviser or Subadviser places the Trust's portfolio transactions, the Adviser or Subadviser may be relieved of expenses it might otherwise bear. Research services furnished by broker-dealers may be used by the Adviser or Subadviser in connection with the Trust and could be useful and of value to the Adviser or Subadviser in serving other clients as well as the Trust. Research services obtained by the Adviser or Subadviser as a result of the placement of portfolio brokerage of other clients could also be useful and of value in serving the Trust.


      In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.


      Subject to the above considerations, the Adviser or a Subadviser may use broker-dealer affiliates of the Adviser or a Subadviser, as a broker for any Portfolio. In order for such broker-dealer to effect any portfolio transactions for a Portfolio, the commissions, fees or other remuneration received by the broker-dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow such broker-dealer to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees of the Trust, including a majority of the non-interested Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to such broker-dealers are consistent with the foregoing standard. These types of brokerage transactions are also subject to such fiduciary standards as may be imposed upon the broker-dealers by applicable law.


COMMISSION RECAPTURE PROGRAM



      Effective December 1, 2004, the Trust implemented a commission recapture program. The Board of Trustees determined that a commission recapture program is in the best interest of each Portfolio and its shareholders and therefore has conveyed that information to the Subadvisers. A commission recapture program includes those arrangements under which products or services (other than execution of securities transactions) or commissions are recaptured for a client from or through a broker-dealer, in exchange for directing the client's brokerage transactions to that broker-dealer who commits to returning a portion of their commission to the respective underlying Portfolio. A Portfolio may participate in a commission recapture program, provided the portfolio manager can obtain the best price and execution for trades as described above. The brokerage of one Portfolio will not be used to help pay the expenses, or otherwise recaptured for the benefit, of any other Portfolio. SAAMCo will continue to waive its fees or reimburse expenses for any Portfolio for which it has agreed to do so. All expenses paid through the commission recapture program will be over and above such waivers and/or reimbursements, so that SAAMCo will not receive any direct or indirect economic benefit from the commission recapture program.



      The following table reflects the commission recapture activity for the period December 1, 2004 through January 31, 2005.

                                                        2005
                                              -----------------------
                                                             % OF NET
         PORTFOLIO                            AMOUNT ($)      ASSETS
---------------------------------             ----------     --------
SunAmerica Balanced                                160         0.00%
MFS Total Return                                 5,525         0.00%
Growth-Income                                   16,388         0.00%
Federated American Leaders                      17,118         0.01%
Davis Venture Value                             21,759         0.00%
Alliance Growth                                 44,693         0.00%
Goldman Sachs Research                             782         0.00%
MFS Massachusetts Investors Trust                1,573         0.00%
Putnam Growth: Voyager                           5,146         0.00%
Real Estate                                      1,583         0.00%
MFS Mid-Cap Growth                               6,903         0.00%
Aggressive Growth                                3,622         0.00%
Growth Opportunities                             1,416         0.00%
Marsico Growth                                   9,036         0.01%
Technology                                      13,133         0.03%
Small & Mid Cap Value                            3,311         0.00%
Global Equities                                  2,946         0.00%
Foreign Value                                       57         0.00%



BROKERAGE COMMISSIONS



      The following tables set forth the brokerage commissions paid by the Portfolios and the amounts of the brokerage commissions paid to affiliated broker-dealers of such Portfolios for the fiscal years ended January 31, 2005, 2004 and 2003.



                           2005 BROKERAGE COMMISSIONS



                                                                                                        PERCENTAGE OF
                                                                                                          AMOUNT OF
                                                                                                        TRANSACTIONS
                                                                               PERCENTAGE OF          INVOLVING PAYMENT
                                     AGGREGATE        AMOUNT PAID TO        COMMISSIONS PAID TO        OF COMMISSIONS
                                     BROKERAGE          AFFILIATED              AFFILIATED           THROUGH AFFILIATED
           PORTFOLIO                COMMISSIONS       BROKER-DEALERS*         BROKER-DEALERS           BROKER-DEALERS
---------------------------------   -----------       ---------------       -------------------      ------------------
Cash Management                              --                    --                --                      --
Corporate Bond                               --                    --                --                      --
Global Bond                                  --                    --                --                      --
High-Yield Bond                     $    31,448                    --                --                      --
Worldwide High Income               $       742                    --                --                      --
SunAmerica Balanced                 $   821,403       $           750              0.09%                   0.03%
MFS Total Return                    $ 1,119,517                    --                --                      --
Telecom Utility                     $    39,285                    --                --                      --
Equity Income                       $     6,561                    --                --                      --
Equity Index                        $     4,018                    --                --                      --
Growth-Income                       $ 1,427,497       $        10,202              0.71%                   0.07%
Federated American Leaders          $   333,763                    --                --                      --
Davis Venture Value                 $   534,637                    --                --                      --
"Dogs" of Wall Street               $   101,076                    --                --                      --
Alliance Growth                     $ 2,658,482       $         1,346              0.05%                   0.03%
Goldman Sachs Research              $    44,123       $           418              0.95%                   0.23%
MFS Massachusetts Investors Trust   $   518,408                    --                --                      --
Putnam Growth                       $   293,833                    --                --                      --
Blue Chip Growth                    $   208,962       $           550              0.26%                   0.08%
Real Estate                         $   131,768                    --                --                      --
Small Company Value                 $     4,517                    --                --                      --
MFS Mid-Cap Growth                  $   780,862                    --                --                      --
Aggressive Growth                   $   635,967                    --                --                      --
Growth Opportunities                $   237,218                    --                --                      --
Marsico Growth                      $   293,110       $           129              0.04%                   0.01%

Small & Mid Cap Value               $   269,837       $       145,613             53.96%                   3.54%
Foreign Value                       $   178,015                    --                --                      --
International Growth and Income     $   556,479                    --                --                      --
Global Equities                     $   543,187                    --                --                      --
International Diversified Equities  $    67,956                    --                --                      --
Emerging Markets                    $   418,079                    --                --                      --
Technology                          $   261,398       $         4,963              1.90%                   0.96%


                           2004 BROKERAGE COMMISSIONS

                                                                                                         PERCENTAGE OF
                                                                                                           AMOUNT OF
                                                                                                         TRANSACTIONS
                                                                                PERCENTAGE OF          INVOLVING PAYMENT
                                     AGGREGATE         AMOUNT PAID TO        COMMISSIONS PAID TO        OF COMMISSIONS
                                     BROKERAGE           AFFILIATED              AFFILIATED           THROUGH AFFILIATED
           PORTFOLIO                COMMISSIONS        BROKER-DEALERS*         BROKER-DEALERS           BROKER-DEALERS
           ---------                -----------        ---------------       -------------------      ------------------
Cash Management                              --                --                    --                        --
Corporate Bond                      $       531                --                    --                        --
Global Bond                                  --                --                    --                        --
High-Yield Bond                     $     6,182                --                    --                        --
Worldwide High Income               $     2,808                --                    --                        --
SunAmerica Balanced                 $ 1,125,401                --                    --                        --
MFS Total Return                    $   742,025                --                    --                        --
Telecom Utility                     $    40,001                --                    --                        --
Equity Income                       $     6,450                --                    --                        --
Equity Index                        $        40                --                    --                        --
Growth-Income                       $ 1,762,157                --                    --                        --
Federated American Leaders          $   239,091                --                    --                        --
Davis Venture Value                 $   686,361                --                    --                        --
"Dogs" of Wall Street               $   163,798                --                    --                        --
Alliance Growth                     $ 2,459,244                --                    --                        --
Goldman Sachs Research              $    51,531          $  3,281                  8.74%                     4.68%
MFS Massachusetts Investors Trust   $   662,966                --                    --                        --
Putnam Growth: Voyager              $   553,204                --                    --                        --
Blue Chip Growth                    $   169,168                --                    --                        --
Real Estate                         $    75,730                --                    --                        --
Small Company Value                 $     4,775                --                    --                        --
MFS Mid-Cap Growth                  $   712,197                --                    --                        --
Aggressive Growth                   $   761,144                --                    --                        --
Growth Opportunities                $   217,382          $    816                  0.38%                     0.27%
Marsico Growth                      $   232,623                --                    --                        --
Small & Mid Cap Value               $   116,547                --                    --                        --
Foreign Value                       $    73,818                --                    --                        --
International Growth and Income     $   570,657                --                    --                        --
Global Equities                     $   641,909                --                    --                        --
International Diversified Equities  $    95,317                --                    --                        --
Emerging Markets                    $   472,393                --                    --                        --
Technology                          $   398,953          $ 38,595                  9.67%                    10.57%

                           2003 BROKERAGE COMMISSIONS

                                                                                                         PERCENTAGE OF
                                                                                                           AMOUNT OF
                                                                                                         TRANSACTIONS
                                                                                PERCENTAGE OF          INVOLVING PAYMENT
                                     AGGREGATE        AMOUNT PAID TO         COMMISSIONS PAID TO        OF COMMISSIONS
                                     BROKERAGE          AFFILIATED               AFFILIATED           THROUGH AFFILIATED
           PORTFOLIO                COMMISSIONS       BROKER-DEALERS*          BROKER-DEALERS           BROKER-DEALERS
           ---------                -----------       ---------------        -------------------      ------------------
Cash Management                              --                --                      --                       --
Corporate Bond                               --                --                      --                       --

Global Bond                                  --                --                      --                       --
High-Yield Bond                              --                --                      --                       --
Worldwide High Income                        --                --                      --                       --
SunAmerica Balanced                 $   944,243                --                      --                       --
MFS Total Return                    $   890,598                --                      --                       --
Telecom Utility                     $   294,712                --                      --                       --
Equity Income                       $    14,829                --                      --                       --
Equity Index                        $     4,142                --                      --                       --
Growth-Income                       $ 2,126,961                --                      --                       --
Federated American Leaders          $   230,111                --                      --                       --
Davis Venture Value                 $ 1,120,798                --                      --                       --
"Dogs" of Wall Street               $   217,747                --                      --                       --
Alliance Growth                     $ 2,985,699                --                      --                       --
Goldman Sachs Research              $   141,819           $51,817                   36.54%                   38.46%
MFS Massachusetts Investors Trust   $   552,942                --                      --                       --
Putnam Growth: Voyager              $ 1,326,416                --                      --                       --
Blue Chip Growth                    $   107,650                --                      --                       --
Real Estate Portfolio               $   233,386                --                      --                       --
Small Company Value                 $    25,215                --                      --                       --
MFS Mid-Cap Growth                  $ 1,430,092                --                      --                       --
Aggressive Growth                   $ 1,205,437                --                      --                       --
Growth Opportunities                $   200,970                --                      --                       --
Marsico Growth                      $   212,074           $ 4,757                    2.24%                    2.77%
Small & Mid Cap Value               $    23,581           $19,894                   84.36%                   90.43%
Foreign Value                       $    10,490                --                      --                       --
International Growth and Income     $ 2,326,370                --                      --                       --
Global Equities                     $ 1,006,044                --                      --                       --
International Diversified Equities  $   128,624                --                      --                       --
Emerging Markets                    $   585,067                --                      --                       --
Technology                          $   226,765           $   642                    0.28%                    0.37%

-----------


* The affiliated broker-dealer that effected transactions with the indicated portfolios included Goldman Sachs & Co., Banc of America, J.P. Morgan Securities, Inc. and Morgan Securities, Inc. and Morgan Stanley Co., Inc. In addition, Alliance's affiliated broker-dealers are AXA Advisors, LLC, AXA Distributors, LLC, AllianceBernstein Investment Research and Management and Sanford C. Bernstein & Co., LLC.


      The policy of the Trust with respect to brokerage is reviewed by the Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.


      The following table sets forth the Portfolio's holdings of securities of the Trust's regular brokers and dealers (as defined under Rule 10b-1 of the 1940
Act) and their parents as of January 31, 2005.



                                                            AMOUNT ($)
   PORTFOLIO                         BROKER DEALER           (000's)     DEBT/EQUITY
---------------            ------------------------------   ----------   -----------
Cash Management            Merrill Lynch & Co., Inc.           5,119         Debt
                           Goldman Sachs Group, Inc.           2,973         Debt
                           J.P. Morgan & Chase Co.             6,000         Debt
                           Citigroup Global Markets, Inc.     10,501         Debt
Corporate Bond             Goldman Sachs Group, Inc.           3,348         Debt
                           State Street Bank & Trust Co.      59,628         Debt
                           Lehman Brothers Holdings, Inc.      2,440         Debt
                           Morgan Stanley Group, Inc.          2,073         Debt
                           Bear Stearns & Co., Inc.            1,595         Debt
                           Citigroup Global Markets, Inc.      2,309         Equity
                           Lehman Brothers Holdings, Inc.      1,568         Equity
Global Bond                State Street Bank & Trust Co.         856         Debt
                           Citigroup Global Markets, Inc.        825         Debt
High-Yield Bond            None                                              None

Worldwide High Income          State Street Bank & Trust Co.              3,023       Debt
                               Citigroup Global Markets, Inc.             2,216       Debt
SunAmerica Balanced            Bank of America Corp.                      4,054       Debt
                               Credit Sussie First Boston USA, Inc.       2,879       Debt
                               Merrill Lynch & Co., Inc.                    152       Debt
                               Goldman Sachs Group, Inc.                  2,383       Equity
                               Bank of America Corp.                      5,430       Equity
                               J.P. Morgan & Chase Co.                    2,524       Equity
                               Morgan Stanley Group, Inc.                 1,662       Equity
                               Merrill Lynch & Co., Inc.                  3,604       Equity
                               State Street Bank & Trust Co.              3,054       Debt
                               J.P. Morgan & Chase Co.                      790       Debt
                               Lehman Brothers Holdings, Inc.               303       Debt
                               Morgan Stanley Group, Inc.                    34       Debt
MFS Total Return               Morgan Stanley Group, Inc.                 3,821       Equity
                               Goldman Sachs Group, Inc.                  4,667       Equity
                               Merrill Lynch & Co., Inc.                  8,848       Equity
                               J. P. Morgan Chase & Co.                  13,069       Equity
                               Citigroup Global Markets, Inc.             2,708       Debt
                               Credit Sussie First Boston USA, Inc.       2,073       Debt
                               JP Morgan Commerical Mtg. Finance Corp       860       Debt
                               Lehman Brothers Holdings, Inc.             1,910       Debt
                               Merrill Lynch & Co., Inc.                  2,246       Debt
                               Morgan Stanley Group, Inc.                   485       Debt
                               Goldman Sachs Group, Inc.                  1,287       Debt
                               Lehman Brothers Holdings, Inc.             1,910       Debt
                               Lehman Brothers Holdings, Inc.               944       Equity
Telecom Utility                State Street Bank & Trust Co.              1,720       Debt
Equity Income                  J.P. Morgan & Chase Co.                      125       Equity
                               Merrill Lynch & Co., Inc.                     73       Equity
                               Morgan Stanley Group, Inc.                    55       Equity
                               State Street Bank & Trust Co.                 92       Equity
                               Bank of America Corp.                        169       Equity
                               Goldman Sachs Group, Inc.                     38       Equity
                               Citigroup Global Markets, Inc.               188       Equity
Equity Index                   Bear Stearns Cos., Inc.                       45       Equity
                               Goldman Sachs Group, Inc.                    218       Equity
                               J.P. Morgan & Chase Co.                      556       Equity
                               Lehman Brothers Holdings, Inc.               104       Equity
                               Merrill Lynch & Co., Inc.                    234       Equity
                               Morgan Stanley Group, Inc.                   256       Equity
                               Citigroup Global Markets, Inc.             1,062       Equity
                               State  Street Bank & Trust Co.               831       Equity
Growth-Income                  J.P. Morgan & Chase Co.                   21,032       Equity
                               Merrill Lynch & Co., Inc.                 12,014       Equity
                               Citigroup Global Markets, Inc.            44,222       Equity
Federated American Leaders     Bank of America Corp.                      9,204       Equity
                               Citigroup Global Markets, Inc.             5,906       Equity
                               Goldman Sachs Group, Inc.                  3,581       Equity
                               J.P. Morgan & Chase Co.                    9,034       Equity
                               State Street Bank & Trust Co.              3,945       Debt
Davis Venture Value            Morgan Stanley Group, Inc.                20,378       Equity
                               J.P. Morgan & Chase Co.                   73,196       Equity
                               Citigroup Global Markets, Inc.            84,722       Equity
                               State Street Bank & Trust Co.              8,285       Debt
"Dogs" of Wall Street          J.P. Morgan & Chase Co.                    4,164       Equity

                                     Citigroup Global Markets, Inc.       4,433       Equity
                                     State Street Bank & Trust Co.          963       Debt
Alliance Growth                      Citigroup Global Markets, Inc.      26,066       Equity
                                     J.P. Morgan & Chase Co.             20,729       Equity
                                     Merrill Lynch & Co., Inc.           12,404       Equity
Goldman Sachs Research               Citigroup Global Markets, Inc.       1,129       Equity
                                     J.P. Morgan & Chase Co.                658       Equity
                                     State Street Bank & Trust Co.          100       Debt
MFS Massachusetts Investors Trust    J.P. Morgan & Chase Co.              4,406       Equity
                                     Goldman Sachs Group, Inc.            4,537       Equity
                                     Citigroup Global Markets, Inc.       4,348       Equity
                                     Lehman Brothers Holdings, Inc.       2,941       Equity
Putnam Growth: Voyager               Bank of America Corp.                  429       Debt
                                     Lehman Brothers Holdings, Inc.       2,125       Equity
Blue Chip Growth                     Bank of America Corp.                  853       Equity
                                     Morgan Stanley Group, Inc.             442       Equity
                                     Merrill Lynch & Co., Inc.              901       Equity
                                     State Street Bank & Trust Co.        1,883       Debt
                                     Goldman Sachs Group, Inc.              593       Equity
                                     Citigroup Global Markets, Inc.         539       Equity
Real Estate                          None                                             None
Small Company Value                  None                                             None
MFS Mid-Cap Growth                   State Street Bank & Trust Co.       11,968       Equity
Aggressive Growth                    State Street Bank & Trust Co.       10,083       Debt
Growth Opportunities                 State Street Bank & Trust Co.          249       Debt
Marsico Growth                       Goldman Sachs Group, Inc.            6,847       Equity
                                     Merrill Lynch & Co., Inc.            3,560       Equity
                                     Citigroup Global Markets, Inc.       4,111       Equity
                                     UBS Warburg LLC LLC                  1,333       Equity
                                     State Street Bank & Trust Co.        6,003       Debt
Technology                           State Street Bank & Trust Co.        1,560       Debt
Small & Mid Cap Value                State Street Bank & Trust Co.       11,968       Debt
International Growth and Income      Credit Sussie First Boston Corp.     5,568       Equity
                                     UBS Warburg LLC                      1,952       Equity
                                     HSBC Holdings, PLC                   9,443       Equity
                                     ABN Amro Holding NV                  4,781       Equity
                                     Bank of America Corp.                8,851       Debt
Global Equities                      UBS Warburg LLC                      2,503       Equity
                                     Merrill Lynch & Co., Inc.            1,138       Equity
                                     Citigroup Global Markets, Inc.       9,422       Equity
                                     Lehman Brothers Holdings, Inc.       2,617       Equity
                                     Deutsche Bank                        1,151       Debt
International Diversified Equities   State  Street Bank & Trust Co.      44,667       None
Emerging Markets                     Bank of America Corp.                1,781       Debt
Foreign Value                        None                                             None


      The Adviser and the Subadvisers and their respective affiliates may manage, or have proprietary interests in, accounts with similar or dissimilar or the same investment objectives as one or more Portfolios of the Trust. Such account may or may not be in competition with a Portfolio for investments. Investment decisions for such accounts are based on criteria relevant to such accounts; Portfolio decisions and results of the Portfolio's investments may differ from those of such other accounts. There is no obligation to make available for use in managing the Portfolio any information or strategies used or developed in managing such accounts. In addition, when two or more accounts seek to purchase or sell the same assets, the assets actually purchased or sold may be allocated among accounts on a good faith equitable basis at the discretion of the account's adviser. In some cases, this system may adversely affect the price or size of the position obtainable for a Portfolio.

      If determined by the Adviser or Subadviser to be beneficial to the interests of the Trust, partners and/or employees of the Adviser or Subadvisers may serve on investment advisory committees, which will consult with the Adviser regarding investment objectives and strategies for the Trust. In connection with serving on such a committee, such persons may receive information regarding a Portfolio's proposed investment activities which is not generally available to unaffiliated market participants, and there will be no obligation on the part of such persons to make available for use in managing the Portfolio any information or strategies known to them or developed in connection with their other activities.

      It is possible that a Portfolio's holdings may include securities of entities for which a Subadviser or its affiliate performs investment banking services as well as securities of entities in which a Subadviser or its affiliate makes a market. From time to time, such activities may limit a Portfolio's flexibility in purchases and sales of securities. When a Subadviser or its affiliate is engaged in an underwriting or other distribution of securities of an entity, the Subadviser may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Portfolio.

                              FINANCIAL STATEMENTS


      The Trust's audited financial statements with respect to the fiscal year ended January 31, 2005 are incorporated into this Statement of Additional Information by reference to its 2005 annual report to shareholders. You may request a copy of the annual report at no charge by calling (800) 445-7862 or writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.


                               GENERAL INFORMATION

CUSTODIAN. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's custodian. In this capacity, State Street maintains the portfolio securities held by the Trust, administers the purchase and sale of portfolio securities and performs certain other duties. State Street also serves as transfer agent and dividend paying agent for the Trust.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL. PricewaterhouseCoopers LLP, 1201 Louisiana Street, Houston, Texas 77002-5678, is the Trust's independent registered public accountants. PricewaterhouseCoopers LLP, performs an annual audit of the Trust's financial statements and provides tax advisory services, tax return preparation and accounting services relating to filings with the SEC. The firm of Shearman & Sterling, 599 Lexington Avenue, New York, NY 10022 has been selected as legal counsel to the Trust.


REPORTS TO SHAREHOLDERS. Persons having a beneficial interest in the Trust are provided at least semi-annually with reports showing the investments of the Portfolios, financial statements and other information.


DISCLOSURE OF PORTFOLIO HOLDINGS POLICIES AND PROCEDURES



      The Board of Trustees has adopted policies and procedures relating to disclosure of the Portfolios' securities. These policies and procedures prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolios' shares and other parties which are not employed by the Adviser or its affiliates. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolios and their participants) are met, the Trust does not provide or permit others to provide information about the Portfolios' holdings on a selective basis.



      The Trust makes the Portfolios' portfolio holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Trust's fiscal quarter.



      In addition, the Trust generally makes publicly available, on a periodic basis, information regarding a Portfolio's top ten holdings (including name and percentage of a Portfolio's assets invested in each holding) and the percentage breakdown of a Portfolio's investments by country, sector and industry, as applicable. This information is generally made available through the Trust's website, marketing communications (including printed advertising and sales literature), and/or the Trust's telephone customer service centers. This information is generally not released until the information is at least 15 days old, unless otherwise approved by the Trust's legal department. The Trust and its affiliates are not authorized to receive compensation or other consideration for the non-public disclosure of portfolio holdings information.



      Before any non-public disclosure of information about a Portfolio's holdings is permitted, any employee seeking to disclose such information must submit a written form to his or her department head requesting the release of non-public portfolio holdings information. The request must then be submitted to the legal and compliance departments of that Adviser and the Trust. The Trust's Chief Compliance Officer and/or the Adviser's legal counsel are responsible for authorizing the selective release of portfolio holding information. If the request is approved, the Trust and the third party must execute a confidentiality agreement governing the third party's duties with respect to the portfolio holdings information, which includes the duty to keep such information confidential.



      The Trust's executive officers and the Adviser's legal counsel are responsible for determining whether there is a legitimate business purpose for the disclosure of such information and whether there are conflicts between the Portfolios' participants and the Portfolios' affiliates. To find that there is a legitimate business purpose, it must be determined that the selective disclosure of portfolio holdings information is necessary for the Portfolios' operation or useful to the Portfolios' participants without compromising the integrity or performance of the Portfolios.



      At each quarterly meeting of the Board of Trustees, the Trustees review a report disclosing the third parties to whom the Portfolios' holdings information has been disclosed and the purpose for such disclosure, and consider whether or not the release of information to such third parties is in the best interest of the Portfolios and its participants.



   - Subadvisers. Each subadviser is continuously provided with the entire portfolio holdings for each Portfolio that it subadvises on a daily basis. In the case of a multi-managed Portfolio, the subadviser has access only to that portion of the Portfolio's holdings that it subadvises. In the event a sub-adviser is engaged to assume sub-advisory duties of a Portfolio, the Trust routinely discloses portfolio holdings information to such sub-adviser prior to its assumption of duties.



   - PricewaterhouseCoopers, LLP ("PwC"). PwC is provided with entire portfolio holdings information during periods in which it performs its audits or reviews of the Portfolios' financial statements. PwC does not disclose to third parties information regarding the Portfolios' holdings.



   - State Street Bank & Trust Company ("SSB&T"). SSB&T, as custodian to the Portfolios, has daily access to the entire holdings of each Portfolio. SSB&T does not disclose or release information regarding the Portfolios' holdings except as instructed by the Portfolio.



   - Lipper. The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a monthly basis, this information is disclosed approximately fifteen (15) days after the month end. Lipper analyzes the information to produce various statistical measures and general portfolio information (including equity investment style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.) and uses the information to determine each Portfolio's asset class and category in order to place each Portfolio in the appropriate peer group. Lipper does not disclose the entire portfolio holdings of each Portfolio, but does disclose the information listed above. This information is made available to Lipper subscribers approximately sixty (60) days after the receipt of information from the Portfolio.



   - Morningstar. Morningstar is a subscription-based service, though certain information regarding stocks and retail mutual Portfolios may be accessed through its web site at no charge. Information regarding the Portfolios are available only with a subscription. SSB&T forwards entire portfolio holdings information to Morningstar on a monthly basis, approximately thirty (30) days after each month end. Morningstar analyzes the information to produce various reports that contain statistical measures and other portfolio information (including equity style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.). Through Morningstar's DataLab product, entire portfolio holdings information is available to subscribers approximately one week of Morningstar's receipt of the information. Other Morningstar subscription-based products provide statistical measures and portfolio information generally between fifteen (15) to thirty (30) days after its receipt of such information.



   - Standard & Poors ("S&P"). The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a quarterly basis, approximately thirty (30) days after the month end. S&P analyzes the information to produce various statistical measures and general portfolio information (including equity investment style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.) and uses the information to determine each Portfolio's asset class and category in order to place each Portfolio in the appropriate peer group. S&P does not disclose the entire portfolio holdings of each Portfolio, but does disclose the information listed above. This information is made available to S&P subscribers approximately sixty (60) days after the receipt of information from the Portfolio.



   - Bloomberg. The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a quarterly basis, approximately thirty (30) days after the month end. This information is made available to subscribers of Bloomberg's various databases within one
      (1) to fourteen (14) days of its receipt.



   - Thompson Financial. The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a monthly basis, approximately thirty (30) days after the month end. This information is made available to subscribers of Thompson Financial's various databases within a few days of its receipt.



   - Financial Printers. Portfolio Accounting provides various financial printers with portfolio holdings information between thirty (30) and sixty
      (60) days after each portfolio's fiscal quarter. Financial printers assist the Portfolios with the filing of their annual and semi-annual shareholder reports and quarterly regulatory filings with the Securities and Exchange Commission ("SEC") and the printing of shareholder reports for distribution to participants. Financial printers do not disclose the information publicly other than to file the document on the SEC's EDGAR database.



   - Investment Company Institute ("ICI"). Portfolio Accounting provides the ICI with certain holdings information (top 10 holdings, sector weighting and asset categories) regarding the Portfolios on a quarterly basis, approximately fifteen (15) days after the quarter end. The ICI uses this information for survey purposes and does not disclose a particular Portfolio's holding information publicly.



   - Plexus Group and Elkins/McSherry. SSB&T provides purchase and sale information with respect to the Portfolios' equity holdings on a quarterly basis approximately fifteen (15) days after the quarter end. Plexus and Elkins/McSherry analyze the information to produce reports containing brokerage execution statistics and comparisons. These reports are provided to the Portfolios and neither Plexus nor Elkins/McSherry disclose publicly the information they receive or the reports they prepare. SAAMCo's contract with Plexus includes a confidentiality clause.



   - Investor Responsibility Research Center ("IRRC"). IRRC downloads weekly portfolio information (i.e. custodian identification number, security identification number, share position and description of the security) through SSB&T Insight System. This information is used solely for the purposes of voting proxies on behalf of the Portfolios and is not publicly disclosed. SAAMCo's contract with IRRC includes confidentiality disclosure.


PROXY VOTING POLICIES AND PROCEDURES

      Proxy Voting Responsibility. The Trust has adopted policies and procedures for the voting of proxies relating to portfolio securities. The policies and procedures were drafted according to recommendations by a proxy voting committee composed of senior management of the Trust and the Trust's investment adviser, SAAMCo. The policies and procedures enable the Trust to vote proxies in a manner consistent with the best interests of the Trust's shareholders. Except as otherwise described below regarding case-by-case voting matters, neither SAAMCo nor any Manager has discretion concerning proxy voting decisions.

      The Trust has retained a proxy voting service, the Investor Responsibility Research Center (the "IRRC"), to effect votes on behalf of the Trust according to the Trust's policies and procedures, and to assist the Trust with recordkeeping of proxy votes.

      Company Management Recommendations. When determining whether to invest in the securities of a particular company, one of the key factors the portfolio manager considers is the quality and depth of the company's management. In holding portfolio securities, the Trust is seeking to maximize the investment value for shareholders, but not necessarily exercise control over the issuers of portfolio securities or otherwise advance a particular social agenda. The Trust's policies and procedures therefore provide that the Trust will generally vote in support of management recommendations on most corporate matters. When a Trust's portfolio manager is dissatisfied with a company's management, the Trust typically will sell the holding.

      Case-By-Case Voting Matters. The policies and procedures identify certain voting matters that will be decided on a case-by-case basis. In these circumstances, the Trust may request guidance or a recommendation from the proxy voting committee, the portfolio manager or other appropriate personnel of SAAMCo and/or the subadviser of a Portfolio. In these instances, such person(s) will recommend the vote that will maximize value for and is in the best interests of the Trust's shareholders.

      Examples of the Trust's Positions on Voting Matters. Consistent with the approaches described above, the following are examples of the Trust's voting positions on specific matters:

      -     Vote with management recommendations on most corporate matters;

      - Vote with management recommendations on proposals to increase or decrease authorized common stock;

      - Vote against the authorization of preferred stock if the company's board has unlimited rights to set the terms and conditions of the shares;

      - Vote for a management proposal to decrease authorized preferred stock or cancel a class or series of preferred stock;

      - Vote on a case-by-case basis regarding finance, merger and acquisition matters;

      -     Vote against most shareholder proposals;

      - Abstain from voting on social responsibility or environmental matters, unless the portfolio's objective is directly related to the social or environmental matter in question;(1)

      -     Not vote proxies for passively managed portfolios(2); and

      - May vote in favor of or against proposals relating to stock option plans and other management compensation issues depending on the details of the plan.

      Conflicts of Interest. Senior management of the Trust and SAAMCo, including members of the proxy voting committee and legal and compliance personnel, will resolve conflicts of interest presented by a proxy vote. In practice,

--------
(1) In these circumstances, the Portfolio will consider the effect that the vote's outcome may have on the issuing company and the value of its securities as part of the Portfolio's overall investment evaluation of whether to retain or sell the company's securities. The Portfolio will either retain or sell the securities according to the best interests of the portfolio's shareholders

(2) The Board has determined that the costs of voting proxies for passively managed Portfolios will generally outweigh any benefits that may be achieved by voting such proxies because the outcome will not directly affect whether the Portfolio retains a particular security. That is, the Portfolio will retain or sell a particular security based on objective, rather than subjective, criteria.

application of the Trust's proxy voting policies and procedures will in most instances adequately address any possible conflicts of interest, as the policies and procedures were pre-determined by the proxy voting committee, and votes are effected according to the policies and procedures by the IRRC, an independent third-party. Also, the proxy voting committee consists of members who are not involved in marketing or other business units that may be likely to present conflicts.

      However, if a situation arises where a vote presents a conflict between the interests of a Trust's shareholders and the interests of SAAMCo, the Trust's, or one of SAAMCo's affiliates, and the conflict is known to the Trust, senior management of the Trust and SunAmerica, including the proxy voting committee, will be consulted. Any individual with a known conflict may be required by the proxy voting committee to recuse himself or herself from being involved in the proxy voting decision. Senior management, including the proxy voting committee, will evaluate the situation and determine the vote to ensure that the Trust selects the vote that is in the best interests of the Trust's shareholders.

      Proxy Voting Records. The IRRC will maintain records of voting decisions for each vote cast on behalf of the Trust. Pursuant to SEC requirements, beginning in August of 2004, on an annual basis the Trust will make available on its website its proxy voting record for the one-year period ending on June 30th. The proxy voting record will also be available on the SEC's website at http://www.sec.gov.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY. Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

      Under the Declaration of Trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust provides indemnification to its trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

REGISTRATION STATEMENT. A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, and the 1940 Act. The Prospectuses and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits thereto, that the Trust has filed with the SEC, Washington, D.C., to all of which reference is hereby made.

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                                    APPENDIX

                   CORPORATE BOND AND COMMERCIAL PAPER RATINGS

DESCRIPTION OF MOODY'S CORPORATE RATINGS

      Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities. A Bonds rated A possess many favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      A Bonds rated A possess many favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      Baa Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B Bonds rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the generic rating category.

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DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

      The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act.

      Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

      Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

      -     Leading market positions in well established industries;

      -     High rates of return on funds employed;

      - Conservative capitalization structures with moderate reliance on debt and ample asset protection;

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

      - Well established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Issuers rated PRIME-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

      Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

      If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

      Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks that may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations.

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DESCRIPTION OF STANDARD & POOR'S CORPORATE DEBT RATINGS

      A Standard & Poor's corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

      The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

      The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

      The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

   AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

   AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

   A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

   BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

           Debt rated BB, B, CCC, CC and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

   BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

   B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

   CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt

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           subordinated to senior debt that is assigned an actual or implied B or B- rating. CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

   C The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

   CI The rating CI is reserved for income bonds on which no interest is being paid.

   D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings of AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these ratings categories.

      Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

   L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

   * Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

   NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

      Debt Obligations of Issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the credit-worthiness of the obligor but do not take into account currency exchange and related uncertainties.

BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS.

      A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of not more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

   A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

   A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues designated "A-1" that are determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

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   A-2     Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

   A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

   B Issues rated "B" are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

   C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

   D This rating indicates that the issue is either in default or is expected to be in default upon maturity.

      The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

DESCRIPTION OF DUFF & PHELPS' CORPORATE DEBT RATINGS

   Duff & Phelps rates long-term debt specifically to credit quality, i.e., the likelihood of timely payment for principal and interest. AAA is considered the highest quality. AA is considered high quality. A is regarded as good quality. BBB is considered to be investment grade and of satisfactory credit quality. BB and B are considered to be non-investment grade and CCC is regarded as speculative. Ratings in the long-term debt categories may include a plus (+) or minus (-) designation, which indicates where within the respective category the issue is placed.

DESCRIPTION OF DUFF & PHELPS RATING CO.'S COMMERCIAL PAPER RATINGS

   Duff & Phelps Rating Co. ("Duff & Phelps") commercial paper ratings are consistent with the short-term rating criteria utilized by money market participants. Duff & Phelps commercial paper ratings refine the traditional 1 category. The majority of commercial issuers carry the higher short-term rating yet significant quality differences within that tier do exist. As a consequence, Duff & Phelps has incorporated gradations of 1+ and 1- to assist investors in recognizing those differences.

   Duff 1+ Highest certainty of time repayment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

   Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

   Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

   Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

   Duff 3 Satisfactory liquidity and other protection factors, qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

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   Duff 4  Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

   Duff 5  Default.

DESCRIPTION OF THOMSON BANKWATCH, INC.'S CORPORATE DEBT RATINGS

   BankWatch rates the long-term debt securities issued by various entities either AAA or AA. AAA is the highest category, which indicates the ability to repay principal and interest on a timely basis is very high. AA is the second highest category, which indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. Ratings in the long-term debt categories may include a plus (+) or minus (-) designation, which indicates where within the respective category the issue is placed.

DESCRIPTION OF THOMSON BANKWATCH, INC.'S COMMERCIAL PAPER RATINGS

   Thomson BankWatch, Inc. ("BankWatch") short-term ratings apply only to unsecured instruments that have a maturity of one year or less. These short-term ratings specifically assess the likelihood of an untimely payment of principal and interest. TBW-1 is the highest category, which indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. TBW-2 is the second highest category and, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

DESCRIPTION OF FITCH IBCA, INC.'S ("FITCH") INVESTMENT GRADE BOND RATINGS

   Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

   The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

   Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.


   Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

   Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

   Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

   AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

   AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA." categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-L."

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   A       Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

   BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

           PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

   NR      Indicates that Fitch does not rate the specific issue.

   CONDITIONAL. A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

   SUSPENDED. A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

   WITHDRAWN. A rating will be withdrawn when an issue matures or is called or refinanced and, at Fitch's discretion, WHEN AN ISSUER FAILS TO FURNISH PROPER AND TIMELY INFORMATION.

   FITCHALERT. Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive" indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

DESCRIPTION OF FITCH SPECULATIVE GRADE BOND RATINGS

      Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

      The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

      Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

   BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

   B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity

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           throughout the life of the issue.

   CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

   CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

   C       Bonds are in imminent default in payment of interest or principal.

   DDD Bonds are in default on interest and/or principal payments. Such bonds are extremely

   DD speculative and should be valued on the basis of their ultimate recovery value in liquidation

   D or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

DESCRIPTION OF FITCH INVESTMENT GRADE SHORT-TERM RATINGS

      Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

      The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

FITCH SHORT-TERM RATINGS ARE AS FOLLOWS:

   F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

   F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-I+."

   F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-I +" and "F-I" ratings.

   F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

   F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

   D Default. Issues assigned this rating are in actual or imminent payment default.

   LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

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                                     PART C
                                OTHER INFORMATION

Item 22.  Exhibits.

(a)       (i)      Declaration of Trust. Incorporated herein by reference to
                   Post- Effective Amendment No. 6 to the Registrant's
                   Registration Statement on Form N-1A (File No. 811-7238) filed on February 29, 1996.

          (ii) Amendment to Declaration of Trust dated September 16, 1992 Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (file No 811-7238) filed on February 29, 1996.

          (iii) Amendment to Declaration of Trust dated September 29, 1992. Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (file No. 811-7238) filed on February 29, 1996.

          (iv) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (file No. 811-7238) filed on February 29, 1996.

          (v) Establishment and Designation of Shares of Beneficial Interest dated June 1, 1996. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (vi) Amendment to Establishment and Designation of Shares of Beneficial Interest dated June 3, 1996. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (vii) Establishment and Designation of Shares of Beneficial Interest dated April 7, 1997. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (viii) Establishment and Designation of Shares of Beneficial Interest dated February 1, 1998. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (ix) Establishment and Designation of Shares of Beneficial Interest dated September 1, 1998. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (x) Establishment and Designation of Shares of Beneficial Interest dated January 1, 1999. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (xi) Establishment and Designation of Shares of Beneficial Interest dated April 10, 1999. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (xii) Establishment and Designation of Shares of Beneficial Interest dated July 1, 2000. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (xiii) Establishment and Designation of Shares of Beneficial Interest dated December 29, 2000. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (xiv) Establishment and Designation of Shares of Beneficial Interest dated July 9, 2001. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (xv) Amended and Restated Establishment and Designation of Shares of Beneficial Interest dated October 15, 2001. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (xvi) Establishment and Designation of Shares of Beneficial Interest and Establishment and Designation of Classes dated August 1, 2002. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (xvii) Establishment and Designation of Classes effective September 30, 2002. Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement of Form N-1A (File No. 811-7238) filed February 4, 2003.

          (xviii) Amendment to Establishment and Designation of Series dated May 1, 2003. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (xix) Amended and Restated Establishment and Designation of Shares of Beneficial Interest dated December 15, 2003. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(b)                Amended and Restated By-Laws dated June 15, 2004.*

(c) Instruments Defining Rights of Security Holders. Incorporated herein by reference to Exhibits (a) and (b) above.

(d)       (i)      Investment Advisory and Management Agreement between
                   Registrant and AIG SunAmerica Asset Management Corp.
                   ("SAAMCo") dated January 1, 2005.*

          (ii) Subadvisory Agreement between SAAMCo and Alliance Capital Management L.P. dated January 1, 1999. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (iii) Amendment to Subadvisory Agreement between SAAMCo and Alliance Capital Management L.P. dated August 1, 2002. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (iv) Subadvisory Agreement between SAAMCo and Banc of America Capital Management, Inc. dated April 5, 2001. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (v) Amendment No. 1 to Subadvisory Agreement between SAAMCo and Banc of America Capital Management, Inc. dated February 14, 2005.*

          (vi) Subadvisory Agreement between SAAMCo and Davis Selected Advisers, L.P dated February 23, 2001. Incorporated herein by reference to the Registrant's Form N-14 filed on August 21, 2003.

          (vii) Subadvisory Agreement between SAAMCo and Federated Investment Counseling dated January 1, 1999. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (viii) Amendment to Subadvisory Agreement between SAAMCo and Federated Investment Counseling dated May 1, 2004 (transferrng subadvisory responsibilities for Federated American Leaders Portfolio and Telecom Utility Portfolio to Federated Equity Management Company of Pennsylvania and Corporate Bond Portfolio to Federated Investment Management Company). Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (ix) Subadvisory Agreement between SAAMCo and Franklin Advisory Services, LLC dated August 28, 2002. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (x) Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management dated January 1, 1999. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (xi) Assumption Agreement between Goldman Sachs & Co. and Goldman Sachs Asset Management, L.P. dated March 28, 2003.*

          (xii) Amendment No. 1 to Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management, L.P. dated January 1, 2005.*

          (xiii) Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management International dated January 1, 1999. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (xiv) Subadvisory Agreement between SAAMCo and Marsico Capital Management, LLC dated January 1, 2002. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (xv) Subadvisory Agreement between SAAMCo and Massachusetts Financial Services Company dated January 1, 1999. Incorporated herein by reference to Registrant's Form N-14 filed on August 21, 2003.

          (xvi) Subadvisory Agreement between SAAMCo and Morgan Stanley Dean Witter Investment Management dated May 1, 2001. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (xvii) Amendment No. 1 to Subadvisory Agreement between SAAMCo and Morgan Stanley Investment Management Inc. dated January 1, 2005.*

          (xviii) Subadvisory Agreement between SAAMCo and Putnam Investment Management, LLC dated January 1, 1999. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (xix) Subadvisory Agreement between SAAMCo and Templeton Investment Counsel, LLC dated August 1, 2002. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (xx) Subadvisory Agreement between SAAMCo and U.S. Bancorp Piper Jaffray Asset Management, Inc. dated May 1, 2001. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(e) Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc dated May 21, 2002. Incorporated herein by reference to Registrant's Form N-14 filed August 21, 2003.

(f)                Inapplicable.

(g) Custodian Agreement between the Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on February 28, 1997.

(h)       (i)      Form of Fund Participation Agreement. Incorporated herein
                   by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No.
                   811-7238) filed on April 15, 2004.

          (ii) Form of Addendum to Fund Participation Agreement. Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on July 5, 2001.

          (iii) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on May 7, 1997.

          (iv) Form of Addendum to Fund Participation Agreement for Class A Shares. Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on July 8, 2002.

          (v) Form of Addendum to Fund Participation Agreement for Class B Shares. Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on July 8, 2002.

          (vi) Form of Addendum to Fund Participation Agreement for Class 3 shares. Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (file No. 811-7238) filed on August 1, 2002.

(i)                Opinion and Consent of Counsel.*

(j)                Consent of Independent Accountants.*

(k)                Inapplicable.

(l)                Inapplicable.

(m)       (i)      Distribution Plan Pursuant to Rule 12b-1 (Class A
                   Shares). Incorporated herein by reference to Post-Effective
                   Amendment No. 32 to the Registrant's Registration Statement of Form N-1A (File No. 811-7238) filed February 4, 2003.

          (ii) Distribution and Service Plan Pursuant to Rule 12b-1 (Class B Shares). Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement of Form N-1A (File No. 811-7238) filed February 4, 2003.

          (iii) Distribution and Service Plan Pursuant to Rule 12b-1 (Class 3 Shares). Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement of Form N-1A (File No. 811-7238) filed February 4, 2003.

(n) Plan Pursuant to 18f-3. Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (file No. 811-7238) filed on August 1, 2002.

(o)                Reserved.

(p)       (i)      Code of Ethics of AIG SunAmerica Asset Management Corp.*

          (ii)     Code of Ethics of Alliance Capital Management, LP.*

          (iii) Code of Ethics of Banc of America Capital Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 6 to Nations Annuity Trust's Registration Statement on Form N-1A (File No. 811-08481) filed October 11, 2000.

          (iv)     Code of Ethics of Davis Selected Advisers, L.P.*

          (v)      Code of Ethics of Federated Investors, Inc. *

          (vi)     Code of Ethics of Franklin Advisers, Inc.*

          (vii) Code of Ethics of Goldman Sachs Asset Management and Goldman Sachs Asset Management International. Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed on December 15, 2000.

          (viii) Code of Ethics of Marsico Capital Management, LLC. Incorporated herein by reference to Post- Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

          (ix)     Code of Ethics of Massachusetts Financial Services Company.*

          (x) Code of Ethics of Morgan Stanley Dean Witter Investment Management. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Morgan Stanley Dean Witter Institutional Fund, Inc.'s Registration Statement on FormN-1A (File No. 811-05624) filed May 1, 2000.

          (xi)     Code of Ethics of Putnam Investment Management, Inc.*

          (xii)    Code of Ethics of U.S. Bancorp Asset Management, Inc.*

*        Filed herewith.

Item 24. Persons Controlled by or Under Common Control with the Registrant.

      No person is controlled by or under common control with the Registrant. All of the outstanding common stock of the Registrant is owned by separate accounts of AIG SunAmerica Life Assurance Company, First SunAmerica Life Insurance Company, AIG Life Insurance Company, American International Life Assurance Company of New

York, American General Life Insurance Company and The United States Life Insurance Company in the City of New York (File No. 811-7238/33-52742).

Item 25.  Indemnification.

      Article VI of the Registrant's By-Laws relating to the indemnification of officers and trustees is quoted below:

                                   ARTICLE VI
                                 INDEMNIFICATION

            The Trust shall provide any indemnification required by applicable law and shall indemnify trustees, officers, agents and employees as follows:

      (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such Person in connection with such action, suit or proceeding, provided such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such Person" conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such Person's conduct was unlawful.

      (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a part or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such Person in connection with the defense or settlement of such action or suit if such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such Person shall have been adjudged to be liable for negligence or misconduct in the performance of such Person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such Person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

      (c) To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses by such Person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

      (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in view of the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made
            (i) by the Board by a majority vote of a quorum consisting of Trustees who were disinterested and not parties to such action, suit or proceedings, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion, and any determination so made shall be conclusive and binding upon all parties.

      (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such Person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel. Prior to any payment being made pursuant to this paragraph, a majority of quorum of disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

      (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

      (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a Person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a Person.

      (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such Person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

      (i) The Trust shall have power to purchase and maintain insurance on behalf of any Person against any liability asserted against or incurred by such Person, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any Person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

            The Investment Advisory and Management Agreement provides that in absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office on the part of the Investment Adviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Investment Adviser to perform or assist in the performance of its obligations under each Agreement) the Investment Adviser shall not be subject to liability to the Trust or to any shareholder o the Trust for any act or omission in the course of, or connected with, rendering services, including without limitation, any error of judgment or mistake or law or for any loss suffered by any of them in connection with the matters to which each Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act of 1940 concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Certain of the Subadvisory Agreements provide for similar indemnification of the Subadviser by the Investment Adviser.

            SunAmerica Inc., the parent of Anchor National Life Insurance Company, provides, without cost to the Fund, indemnification of individual trustees. By individual letter agreement, SunAmerica Inc. indemnifies each trustee to the fullest extent permitted by law against expenses and liabilities (including damages, judgments, settlements, costs, attorney's fees, charges and expenses) actually and reasonably incurred in connection with any action which is the subject of any threatened, asserted, pending or completed action, suit or proceeding, whether civil, criminal, administrative, investigative or otherwise and whether formal or informal to which any trustee was, is or is threatened to be made a party by reason of facts which include his being or having been a trustee, but only to the extent such expenses and liabilities are not covered by insurance.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange commission (the "Commission") such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 25. Business and Other Connection of the Investment Adviser.

AIG SunAmerica Asset Management Corp. ("SAAMCo"), the Investment Adviser of the Trust, is primarily in the business of providing investment management, advisory and administrative services. Reference is made to the most recent Form ADV and schedules thereto of SAAMCo on file with the Commission (File No. 801-19813) for a description of the names and employment of the directors and officers of SAAMCo and other required information.

Alliance Capital Management L.P., Bank of America Capital Management, LLC., Davis Selected Advisers, L.P., Federated Equity Management Company of Pennsylvania, Federated Investment Management Company, Franklin Advisory Services, LLC, Goldman Sachs Asset Management LP, Goldman Sachs Asset Management International, Marsico Capital Management, LLC, Massachusetts Financial Services Company, Morgan Stanley Investment Management Inc., Putnam Investment Management, LLC, U.S. Bancorp Asset Management, WM Advisors, Inc., Templeton Investment Counsel, LLC and the Subadvisers of certain of the Portfolios of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of Alliance Capital Management L.P., Banc of America Capital Management, LLC., Davis Selected Advisers, L.P., Federated Investment Counseling, Franklin Advisory Services, LLC, Goldman Sachs Asset Management LP, Goldman Sachs Asset Management International, Marsico Capital Management, LLC, Massachusetts Financial Services Company, Morgan Stanley Investment Management Inc., Putnam Investment Management, LLC., U.S. Bancorp Asset Management, Templeton Investment Counsel, LLC and other required information:

                                                                        FILE NO.
                                                                        --------
Alliance Capital Management L.P.                                        801-56720
Banc of America Capital Management, LLC                                 801-50372
Davis Selected Adviser, L.P.                                            801-31648
Federated Equity Management Company of Pennsylvania                     801-62501
Federated Investment Management Company                                 801-34612
Franklin Advisory Services, LLC                                         801-26292
Goldman Sachs Asset Management LP.                                      801-37591
Goldman Sachs Asset Management International                            801-38157
Marsico Capital Management, LLC                                         801-54914
Massachusetts Financial Services Company                                801-17352
Morgan Stanley Investment Management Inc.                               801-15757
Putnam Investment Management, LLC                                       801-7974
SunAmerica Asset Management Corp.                                       811-07238
Templeton Investment Counsel, LLC                                       801-15125
U.S. Bancorp Asset Management                                           801-24113

Item 26.  Principal Underwriters.

AIG SunAmerica Capital Services, Inc. serves as Principal Underwriter for the Registrant.

Item 27. Location of Accounts and Records.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian, transfer agent and dividend paying agent. It maintains books, records and accounts pursuant to the instructions of the Trust.

AIG SunAmerica Asset Management Corp. is located at The Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey, 07311.

Alliance Capital Management L.P. is located at 1345 Avenue of the Americas, New York, New York, 10105.

Banc of America Capital Capital Management, LLC. Is located at the One Bank of America Plaza, Charlotte, North Carolina, 28255.

Davis Selected Advisers, L.P. is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona, 85706.

Franklin Advisory Services, LLC is located at One Parker Plaza, Fort Lee, New Jersey, 07024.

Federated Equity Management Company of Pennsylvania is located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania, 15222-3779.

Federated Investment Management Company is located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania, 15222-3779.

Goldman Sachs Asset Management LP is located at 32 Old Slip, New York, New York, 10005.

Goldman Sachs Asset Management International is located at Procession House, 55 Ludgate Hill, London EC4M7JW, England.

Marsico Capital Management, LLC is located at 1200 17th Street, Suite 1300 Denver, Colorado, 80202.

Massachusetts Financial Services Company is located at 500 Boylson Street, Boston, Massachusetts, 02116.

Morgan Stanley Investment Management Inc. is located at 1221 Avenue of the Americas, New York, New York, 10020.

Putnam Investment Management, LLC., is located at One Post Office Square, Boston, Massachusetts, 02109.

Templeton Investment Counsel, LLC is located at 500 E. Broward Boulevard, Suite 2100, Fort Lauderdale, Florida, 33394.

U.S. Bancorp Asset Management is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

Each of the Investment Adviser and Subadvisers maintain the book, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 28. Management Services.

            Inapplicable.

Item 29. Undertakings.

            Inapplicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirement for effectiveness of this Post-Effective Amendment No. 37 to the Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey, on the 14th day of April, 2005.

                                                       SunAmerica Series Trust

                                                       By: /s/ Vincent M. Marra
                                                           --------------------

                                                                Vincent M. Marra
                                                                President

Pursuant to the requirements of the Securities Act of 1933, as amended, the Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

                                    President                                     April 14, 2005
     /s/ Vincent M.Marra
-------------------------------
         Vincent M. Marra

                                    Vice President, Treasurer and                 April 14, 2005
     /s/ Donna M. Handel            Controller (Principal Financial
-------------------------------     and Accounting Officer)
         Donna M. Handel

             *                      Trustee and Chairman                          April 14, 2005
-------------------------------
       Jana W. Greer

             *                      Trustee                                       April 14, 2005
-------------------------------
      Monica C. Lozano

             *                      Trustee                                       April 14, 2005
-------------------------------
       Allan L. Sher

             *                      Trustee                                       April 14, 2005
-------------------------------
     Bruce G. Willison

             *                      Trustee                                       April 14, 2005
-------------------------------
       Carl D. Covitz

             *                      Trustee                                       April 14, 2005
-------------------------------
       Gilbert T. Ray

* By:  /s/ Nori L. Gabert                                                         April 14, 2005
       ------------------
           Nori L. Gabert
           Attorney-in-Fact

                             SUNAMERICA SERIES TRUST

                                  EXHIBIT INDEX

EXHIBIT NO.           EXHIBIT
-----------           -------
(b)                   Amended and Restated By-Laws dated June 15, 2004.

(d)(i)                Investment Advisory and Management Agreement between
                      Registrant and AIG SunAmerica Management Corp. dated
                      January 1, 2005.

(d)(v)                Amendment No. 1 to Subadvisory Agreement between AIG
                      SunAmerica Asset Management Corp. and Banc of America
                      Capital Management, Inc. dated February 14, 2005.

(d)(xi)               Assumption Agreement between Goldman Sachs & Co. and
                      Goldman Sachs Asset Management, L.P. dated March 28, 2003.

(d)(xii)              Amendment No. 1 to Subadvisory Agreement between AIG
                      SunAmerica Asset Management Corp. and Goldman Sachs Asset
                      Management, L.P. dated January 1, 2005.

(d)(xvii)             Amendment No. 1 to Subadvisory Agreement between AIG
                      SunAmerica Asset Management Corp. and Morgan Stanley
                      Investment Management Inc. dated January 1, 2005.

(i)                   Opinion and Consent of Counsel.

(j)                   Consent of Independent Accountants.

(p)(i)                Code of Ethics of AIG SunAmerica Asset Management Corp..

(p)(ii)               Code of Ethics of Alliance Capital Management, LP.

(p)(iv)               Code of Ethics of Davis Selected Advisers, LP.

(p)(v)                Code of Ethics of Federated Investors, Inc.

(p)(vi)               Code of Ethics of Franklin Advisers, Inc.

(p)(ix)               Code of Ethics of Massachusetts Financial Services
                      Company.

(p)(xi)               Code of Ethics of Putnam Investment Management, Inc.

(p)(xii)              Code of Ethics of U.S. Bancorp Asset Management, Inc.